UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio (To be renamed Communication Services Portfolio effective December 1, 2018).

Retailing Portfolio

Semi-Annual Report

August 31, 2018

Contents

Automotive Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Leisure Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Multimedia Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Retailing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Automotive Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
General Motors Co.	10.5
Honda Motor Co. Ltd. sponsored ADR	8.9
Tesla, Inc.	8.9
Toyota Motor Corp. sponsored ADR	7.7
O'Reilly Automotive, Inc.	6.4
Ford Motor Co.	5.7
Aptiv PLC	4.8
Magna International, Inc. Class A (sub. vtg.)	4.5
Copart, Inc.	4.2
Fiat Chrysler Automobiles NV	3.7
65.3

Top Industries (% of fund's net assets)

As of August 31, 2018
Automobiles	49.9%
Auto Components	22.0%
Specialty Retail	14.1%
Commercial Services & Supplies	6.8%
Distributors	4.2%
All Others*	3.0%

* Includes short-term investments and net other assets (liabilities).

Automotive Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Auto Components - 22.0%
Auto Parts & Equipment - 21.4%
Adient PLC	4,000	$173,160
Akasol AG	400	23,911
Aptiv PLC	22,958	2,020,534
Autoliv, Inc. (a)	5,600	498,904
BorgWarner, Inc.	13,000	569,010
Dana Holding Corp.	20,200	395,314
Delphi Technologies PLC	10,352	364,701
Gentex Corp.	30,900	722,442
Lear Corp.	9,000	1,459,800
Magna International, Inc. Class A (sub. vtg.)	34,500	1,868,023
Stoneridge, Inc. (b)	7,240	216,693
Tenneco, Inc.	6	257
Veoneer, Inc. (b)	4,300	214,742
Visteon Corp. (b)	3,840	423,898
		8,951,389
Tires & Rubber - 0.6%
The Goodyear Tire & Rubber Co.	9,800	222,362

TOTAL AUTO COMPONENTS		9,173,751

Automobiles - 49.2%
Automobile Manufacturers - 49.2%
Ferrari NV (a)	10,400	1,363,336
Fiat Chrysler Automobiles NV	91,100	1,558,721
Ford Motor Co.	249,131	2,361,762
General Motors Co.	121,714	4,387,790
Honda Motor Co. Ltd. sponsored ADR	125,995	3,733,232
Subaru Corp.	6,500	193,110
Tesla, Inc. (a)(b)	12,373	3,732,439
Toyota Motor Corp. sponsored ADR (a)	25,917	3,215,781
		20,546,171
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	100	4,262

TOTAL AUTOMOBILES		20,550,433

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Umicore SA	1,009	56,264
Commercial Services & Supplies - 6.8%
Diversified Support Services - 6.8%
Copart, Inc. (b)	27,400	1,762,094
KAR Auction Services, Inc.	17,280	1,083,283
		2,845,377
Distributors - 4.2%
Distributors - 4.2%
Genuine Parts Co.	8,500	848,725
LKQ Corp. (b)	26,500	914,780
		1,763,505
Electronic Equipment & Components - 0.3%
Electronic Manufacturing Services - 0.3%
CTS Corp.	3,200	118,240
Household Durables - 0.4%
Consumer Electronics - 0.4%
Panasonic Corp.	13,500	160,819
Machinery - 1.6%
Construction Machinery & Heavy Trucks - 1.6%
Allison Transmission Holdings, Inc.	13,700	680,342
Specialty Retail - 14.1%
Automotive Retail - 14.1%
Advance Auto Parts, Inc.	4,000	656,120
AutoZone, Inc. (b)	1,890	1,449,403
CarMax, Inc. (b)	13,500	1,053,675
Monro, Inc.	800	56,760
O'Reilly Automotive, Inc. (b)	8,025	2,691,746
		5,907,704
TOTAL COMMON STOCKS
(Cost $29,614,948)		41,256,435

Nonconvertible Preferred Stocks - 0.7%
Automobiles - 0.7%
Automobile Manufacturers - 0.7%
Volkswagen AG
(Cost $246,267)	1,800	294,264

Money Market Funds - 14.5%
Fidelity Cash Central Fund, 1.97% (c)	181,088	181,125
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	5,868,986	5,869,573
TOTAL MONEY MARKET FUNDS
(Cost $6,050,698)		6,050,698
TOTAL INVESTMENT IN SECURITIES - 113.9%
(Cost $35,911,913)		47,601,397
NET OTHER ASSETS (LIABILITIES) - (13.9)%		(5,813,454)
NET ASSETS - 100%		$41,787,943

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,408
Fidelity Securities Lending Cash Central Fund	40,026
Total	$41,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$41,256,435	$41,095,616	$160,819	$--
Nonconvertible Preferred Stocks	294,264	294,264	--	--
Money Market Funds	6,050,698	6,050,698	--	--
Total Investments in Securities:	$47,601,397	$47,440,578	$160,819	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$946,878

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	64.0%
Japan	17.5%
Netherlands	7.0%
Bailiwick of Jersey	5.7%
Canada	4.5%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,692,378) — See accompanying schedule: Unaffiliated issuers (cost $29,861,215)	$41,550,699
Fidelity Central Funds (cost $6,050,698)	6,050,698
Total Investment in Securities (cost $35,911,913)		$47,601,397
Foreign currency held at value (cost $1)		1
Receivable for investments sold		120,224
Receivable for fund shares sold		6,814
Dividends receivable		92,486
Distributions receivable from Fidelity Central Funds		4,505
Prepaid expenses		572
Other receivables		5,017
Total assets		47,831,016
Liabilities
Payable for fund shares redeemed	$122,601
Accrued management fee	19,283
Other affiliated payables	9,829
Other payables and accrued expenses	21,960
Collateral on securities loaned	5,869,400
Total liabilities		6,043,073
Net Assets		$41,787,943
Net Assets consist of:
Paid in capital		$29,075,586
Undistributed net investment income		279,831
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		744,704
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,687,822
Net Assets, for 1,191,449 shares outstanding		$41,787,943
Net Asset Value, offering price and redemption price per share ($41,787,943 ÷ 1,191,449 shares)		$35.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$466,837
Income from Fidelity Central Funds (including $40,026 from security lending)		41,434
Total income		508,271
Expenses
Management fee	$128,723
Transfer agent fees	53,416
Accounting and security lending fees	9,985
Custodian fees and expenses	3,513
Independent trustees' fees and expenses	124
Registration fees	15,958
Audit	18,635
Legal	291
Miscellaneous	1,067
Total expenses before reductions	231,712
Expense reductions	(4,124)
Total expenses after reductions		227,588
Net investment income (loss)		280,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,101,922
Fidelity Central Funds	429
Foreign currency transactions	585
Total net realized gain (loss)		1,102,936
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,672,135)
Assets and liabilities in foreign currencies	(349)
Total change in net unrealized appreciation (depreciation)		(2,672,484)
Net gain (loss)		(1,569,548)
Net increase (decrease) in net assets resulting from operations		$(1,288,865)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$280,683	$569,500
Net realized gain (loss)	1,102,936	8,846,812
Change in net unrealized appreciation (depreciation)	(2,672,484)	(367,737)
Net increase (decrease) in net assets resulting from operations	(1,288,865)	9,048,575
Distributions to shareholders from net investment income	(80,626)	(298,505)
Distributions to shareholders from net realized gain	(1,820,795)	(8,188,561)
Total distributions	(1,901,421)	(8,487,066)
Share transactions
Proceeds from sales of shares	4,529,397	34,198,768
Reinvestment of distributions	1,828,196	8,170,537
Cost of shares redeemed	(17,518,802)	(40,862,610)
Net increase (decrease) in net assets resulting from share transactions	(11,161,209)	1,506,695
Redemption fees	–	2,072
Total increase (decrease) in net assets	(14,351,495)	2,070,276
Net Assets
Beginning of period	56,139,438	54,069,162
End of period	$41,787,943	$56,139,438
Other Information
Undistributed net investment income end of period	$279,831	$79,774
Shares
Sold	122,730	882,784
Issued in reinvestment of distributions	51,923	228,135
Redeemed	(479,382)	(1,084,888)
Net increase (decrease)	(304,729)	26,031

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Automotive Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.52	$36.78	$33.72	$48.82	$56.95	$40.65
Income from Investment Operations
Net investment income (loss)B	.21	.39C	.33	.65	.42	.22
Net realized and unrealized gain (loss)	(1.24)	6.11	5.22	(9.37)	3.05	16.96
Total from investment operations	(1.03)	6.50	5.55	(8.72)	3.47	17.18
Distributions from net investment income	(.06)	(.20)	(.52)	(.45)	(.38)	(.15)
Distributions from net realized gain	(1.36)	(5.56)	(1.98)	(5.93)	(11.22)	(.73)
Total distributions	(1.42)	(5.76)	(2.49)D	(6.38)	(11.60)	(.88)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$35.07	$37.52	$36.78	$33.72	$48.82	$56.95
Total ReturnF,G	(2.77)%	19.08%	16.80%	(20.00)%	8.04%	42.33%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	.97%	.96%	.87%	.85%	.84%
Expenses net of fee waivers, if any	.97%J	.96%	.96%	.87%	.85%	.84%
Expenses net of all reductions	.96%J	.96%	.95%	.86%	.85%	.83%
Net investment income (loss)	1.18%J	1.04%C	.92%	1.49%	.82%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$41,788	$56,139	$54,069	$65,745	$137,877	$214,227
Portfolio turnover rateK	18%J	117%	83%	80%	71%	148%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

 D Total distributions of $2.49 per share is comprised of distributions from net investment income of $.515 and distributions from net realized gain of $1.975 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Home Depot, Inc.	21.8
Lowe's Companies, Inc.	16.6
AvalonBay Communities, Inc.	6.5
Essex Property Trust, Inc.	5.2
Lennar Corp. Class A	4.6
Vulcan Materials Co.	3.5
Masco Corp.	3.3
NVR, Inc.	3.2
Equity Lifestyle Properties, Inc.	2.4
A.O. Smith Corp.	2.2
69.3

Top Industries (% of fund's net assets)

As of August 31, 2018
Specialty Retail	38.4%
Equity Real Estate Investment Trusts (Reits)	18.1%
Building Products	16.4%
Household Durables	13.0%
Construction & Engineering	7.8%
All Others*	6.3%

* Includes short-term investments and net other assets (liabilities).

Construction and Housing Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Building Products - 16.4%
Building Products - 16.4%
A.O. Smith Corp.	105,684	$6,138,127
Allegion PLC	65,300	5,695,466
American Woodmark Corp. (a)	30,700	2,607,965
Armstrong World Industries, Inc. (a)	41,000	2,861,800
Johnson Controls International PLC	146,834	5,545,920
Masco Corp.	239,800	9,105,206
Owens Corning	80,543	4,560,345
Patrick Industries, Inc. (a)	36,600	2,342,400
Simpson Manufacturing Co. Ltd.	40,700	3,124,539
Universal Forest Products, Inc.	77,700	2,910,642
		44,892,410
Commercial Services & Supplies - 1.0%
Environmental & Facility Services - 1.0%
ABM Industries, Inc.	85,205	2,702,703
Construction & Engineering - 7.8%
Construction & Engineering - 7.8%
EMCOR Group, Inc.	40,028	3,206,243
Jacobs Engineering Group, Inc.	82,002	5,960,725
MasTec, Inc. (a)	53,800	2,356,440
Quanta Services, Inc. (a)	136,700	4,728,453
Valmont Industries, Inc.	16,200	2,274,480
Williams Scotsman Corp. (a)(b)	163,400	2,851,330
		21,377,671
Construction Materials - 4.8%
Construction Materials - 4.8%
Summit Materials, Inc.	176,200	3,747,774
Vulcan Materials Co.	85,831	9,510,075
		13,257,849
Equity Real Estate Investment Trusts (REITs) - 18.1%
Residential REITs - 16.1%
AvalonBay Communities, Inc.	97,198	17,815,421
Equity Lifestyle Properties, Inc.	68,187	6,605,957
Essex Property Trust, Inc.	57,900	14,259,612
Invitation Homes, Inc.	228,000	5,328,360
		44,009,350
Specialized REITs - 2.0%
Equinix, Inc.	12,400	5,408,012

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		49,417,362

Household Durables - 13.0%
Homebuilding - 13.0%
KB Home	139,800	3,474,030
Lennar Corp. Class A	241,310	12,468,488
NVR, Inc. (a)	3,325	8,872,596
PulteGroup, Inc.	200,900	5,615,155
Skyline Champion Corp.	44,600	1,289,386
Taylor Morrison Home Corp. (a)	190,401	3,705,203
		35,424,858
Specialty Retail - 38.4%
Home Improvement Retail - 38.4%
Home Depot, Inc.	296,831	59,594,759
Lowe's Companies, Inc.	417,070	45,356,363
		104,951,122
TOTAL COMMON STOCKS
(Cost $175,253,292)		272,023,975

Convertible Preferred Stocks - 0.0%
Household Durables - 0.0%
Homebuilding - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)(d)
(Cost $4,000,001)	865,801	17,316

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.97% (e)	1,366,171	1,366,445
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	2,036,796	2,037,000
TOTAL MONEY MARKET FUNDS
(Cost $3,403,445)		3,403,445
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $182,656,738)		275,444,736
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,014,485)
NET ASSETS - 100%		$273,430,251

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,316 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,633
Fidelity Securities Lending Cash Central Fund	209
Total	$15,842

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$272,023,975	$272,023,975	$--	$--
Convertible Preferred Stocks	17,316	--	--	17,316
Money Market Funds	3,403,445	3,403,445	--	--
Total Investments in Securities:	$275,444,736	$275,427,420	$--	$17,316

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,031,180) — See accompanying schedule: Unaffiliated issuers (cost $179,253,293)	$272,041,291
Fidelity Central Funds (cost $3,403,445)	3,403,445
Total Investment in Securities (cost $182,656,738)		$275,444,736
Receivable for investments sold		3,405,416
Receivable for fund shares sold		37,259
Dividends receivable		365,779
Distributions receivable from Fidelity Central Funds		3,247
Prepaid expenses		3,359
Other receivables		19,587
Total assets		279,279,383
Liabilities
Payable for investments purchased	$3,223,417
Payable for fund shares redeemed	388,677
Accrued management fee	122,654
Other affiliated payables	53,063
Other payables and accrued expenses	24,321
Collateral on securities loaned	2,037,000
Total liabilities		5,849,132
Net Assets		$273,430,251
Net Assets consist of:
Paid in capital		$161,272,580
Undistributed net investment income		1,465,602
Accumulated undistributed net realized gain (loss) on investments		17,904,071
Net unrealized appreciation (depreciation) on investments		92,787,998
Net Assets, for 4,442,203 shares outstanding		$273,430,251
Net Asset Value, offering price and redemption price per share ($273,430,251 ÷ 4,442,203 shares)		$61.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$2,600,317
Income from Fidelity Central Funds (including $209 from security lending)		15,842
Total income		2,616,159
Expenses
Management fee	$791,018
Transfer agent fees	276,339
Accounting and security lending fees	56,994
Custodian fees and expenses	8,253
Independent trustees' fees and expenses	759
Registration fees	20,861
Audit	18,365
Legal	1,841
Miscellaneous	1,282
Total expenses before reductions	1,175,712
Expense reductions	(28,502)
Total expenses after reductions		1,147,210
Net investment income (loss)		1,468,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,051,800
Fidelity Central Funds	(170)
Total net realized gain (loss)		19,051,630
Change in net unrealized appreciation (depreciation) on investment securities		1,443,949
Net gain (loss)		20,495,579
Net increase (decrease) in net assets resulting from operations		$21,964,528

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,468,949	$2,608,630
Net realized gain (loss)	19,051,630	61,746,960
Change in net unrealized appreciation (depreciation)	1,443,949	(25,870,943)
Net increase (decrease) in net assets resulting from operations	21,964,528	38,484,647
Distributions to shareholders from net investment income	(518,929)	(1,543,811)
Distributions to shareholders from net realized gain	(15,117,771)	(46,308,729)
Total distributions	(15,636,700)	(47,852,540)
Share transactions
Proceeds from sales of shares	15,262,277	131,533,408
Reinvestment of distributions	14,956,987	45,604,178
Cost of shares redeemed	(94,534,912)	(240,882,477)
Net increase (decrease) in net assets resulting from share transactions	(64,315,648)	(63,744,891)
Redemption fees	–	5,063
Total increase (decrease) in net assets	(57,987,820)	(73,107,721)
Net Assets
Beginning of period	331,418,071	404,525,792
End of period	$273,430,251	$331,418,071
Other Information
Undistributed net investment income end of period	$1,465,602	$515,582
Shares
Sold	257,224	2,043,349
Issued in reinvestment of distributions	259,445	729,117
Redeemed	(1,608,993)	(3,793,864)
Net increase (decrease)	(1,092,324)	(1,021,398)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Construction and Housing Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.88	$61.70	$53.16	$59.74	$57.48	$52.01
Income from Investment Operations
Net investment income (loss)B	.30	.44	.37	.33	.29	.26
Net realized and unrealized gain (loss)	4.32	6.58	10.29	(5.02)	8.53	9.65
Total from investment operations	4.62	7.02	10.66	(4.69)	8.82	9.91
Distributions from net investment income	(.10)	(.30)	(.45)	(.23)	(.29)	(.30)
Distributions from net realized gain	(2.86)	(8.53)	(1.67)	(1.66)	(6.28)	(4.14)
Total distributions	(2.95)C	(8.84)D	(2.12)	(1.89)	(6.56)E	(4.44)
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$61.55	$59.88	$61.70	$53.16	$59.74	$57.48
Total ReturnG,H	8.05%	11.07%	20.23%	(8.11)%	16.99%	19.84%
Ratios to Average Net AssetsI,J
Expenses before reductions	.80%K	.80%	.80%	.81%	.82%	.81%
Expenses net of fee waivers, if any	.80%K	.80%	.80%	.80%	.82%	.81%
Expenses net of all reductions	.78%K	.79%	.79%	.80%	.82%	.81%
Net investment income (loss)	1.00%K	.69%	.62%	.57%	.52%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$273,430	$331,418	$404,526	$449,303	$419,479	$376,750
Portfolio turnover rateL	81%K	56%	87%	80%	71%	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.95 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $2.855 per share.

 D Total distributions of 8.84 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $8.534 per share.

 E Total distributions of $6.56 per share is comprised of distributions from net investment income of $.287 and distributions from net realized gain of $6.276 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Amazon.com, Inc.	21.3
Home Depot, Inc.	7.0
Netflix, Inc.	4.0
The Walt Disney Co.	3.6
McDonald's Corp.	3.6
Lowe's Companies, Inc.	3.0
Comcast Corp. Class A	2.8
Charter Communications, Inc. Class A	2.5
The Booking Holdings, Inc.	2.5
NIKE, Inc. Class B	2.4
52.7

Top Industries (% of fund's net assets)

As of August 31, 2018
Internet & Direct Marketing Retail	28.3%
Hotels, Restaurants & Leisure	21.4%
Specialty Retail	18.9%
Media	9.9%
Textiles, Apparel & Luxury Goods	5.5%
All Others*	16.0%

* Includes short-term investments and net other assets (liabilities).

Consumer Discretionary Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	3,900	$415,350
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Aptiv PLC	8,200	721,682
Lear Corp.	3,700	600,140
Tenneco, Inc.	400	17,116
		1,338,938
Automobiles - 2.2%
Automobile Manufacturers - 2.2%
Ferrari NV	5,500	720,995
General Motors Co.	67,900	2,447,795
Tesla, Inc. (a)(b)	17,651	5,324,601
Thor Industries, Inc.	15,600	1,488,864
		9,982,255
Beverages - 0.7%
Distillers & Vintners - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	11,400	2,373,480
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	13,320	811,055

TOTAL BEVERAGES		3,184,535

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	13,900	527,783
Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	800	364,464
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	14,000	900,340
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	60,100	2,074,652
Pool Corp.	4,529	743,934
		2,818,586
Diversified Consumer Services - 1.0%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	10,000	478,500
Grand Canyon Education, Inc. (a)	15,200	1,810,928
New Oriental Education & Technology Group, Inc. sponsored ADR	4,100	322,260
		2,611,688
Specialized Consumer Services - 0.4%
Service Corp. International	4,600	193,016
ServiceMaster Global Holdings, Inc. (a)	7,600	458,052
Weight Watchers International, Inc. (a)	18,700	1,400,630
		2,051,698

TOTAL DIVERSIFIED CONSUMER SERVICES		4,663,386

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
ADT, Inc. (b)	33,100	296,245
Food & Staples Retailing - 1.1%
Food Distributors - 0.6%
Performance Food Group Co. (a)	81,500	2,697,650
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc.	37,300	1,100,350
Costco Wholesale Corp.	1,100	256,443
Walmart, Inc.	8,100	776,466
		2,133,259

TOTAL FOOD & STAPLES RETAILING		4,830,909

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	3,800	168,150
Hotels, Restaurants & Leisure - 21.4%
Casinos & Gaming - 3.1%
Boyd Gaming Corp.	19,100	695,622
Caesars Entertainment Corp. (a)	96,000	979,200
Churchill Downs, Inc.	1,800	508,680
Eldorado Resorts, Inc. (a)	51,700	2,484,185
Las Vegas Sands Corp.	79,852	5,223,918
Melco Crown Entertainment Ltd. sponsored ADR	10,100	241,188
MGM Mirage, Inc.	84,600	2,452,554
Penn National Gaming, Inc. (a)	32,223	1,110,405
PlayAGS, Inc. (a)	7,800	249,912
Wynn Resorts Ltd.	1,200	178,008
		14,123,672
Hotels, Resorts & Cruise Lines - 7.8%
Accor SA	5,500	275,156
Bluegreen Vacations Corp.	27,700	517,436
Carnival Corp.	58,000	3,566,420
Hilton Grand Vacations, Inc. (a)	51,187	1,671,767
Hilton Worldwide Holdings, Inc.	87,600	6,799,512
Hyatt Hotels Corp. Class A	12,300	951,528
Marriott International, Inc. Class A	55,633	7,035,906
Marriott Vacations Worldwide Corp.	21,306	2,535,414
Royal Caribbean Cruises Ltd.	67,125	8,228,183
Wyndham Destinations, Inc.	40,400	1,785,680
Wyndham Hotels & Resorts, Inc.	41,900	2,377,825
		35,744,827
Leisure Facilities - 1.5%
Cedar Fair LP (depositary unit)	9,913	526,777
Drive Shack, Inc. (a)	75,518	468,212
Planet Fitness, Inc. (a)	38,200	1,962,334
Vail Resorts, Inc.	12,289	3,662,736
		6,620,059
Restaurants - 9.0%
ARAMARK Holdings Corp.	49,700	2,041,676
Chipotle Mexican Grill, Inc. (a)	1,900	902,842
Compass Group PLC	12,000	258,019
Darden Restaurants, Inc.	14,900	1,728,996
Del Frisco's Restaurant Group, Inc. (a)	22,400	211,680
Dine Brands Global, Inc.	3,300	275,286
Domino's Pizza, Inc.	7,700	2,298,912
Dunkin' Brands Group, Inc.	22,100	1,610,869
Jack in the Box, Inc.	5,877	532,691
McDonald's Corp.	100,000	16,223,000
Restaurant Brands International, Inc.	34,610	1,985,102
Ruth's Hospitality Group, Inc.	8,105	249,634
Shake Shack, Inc. Class A (a)	2,900	175,305
Starbucks Corp.	139,868	7,475,945
Texas Roadhouse, Inc. Class A	11,200	772,240
U.S. Foods Holding Corp. (a)	62,667	2,042,318
Wendy's Co.	25,000	441,250
Wingstop, Inc.	6,332	423,927
Yum! Brands, Inc.	14,300	1,242,527
		40,892,219

TOTAL HOTELS, RESTAURANTS & LEISURE		97,380,777

Household Durables - 2.6%
Home Furnishings - 0.2%
Mohawk Industries, Inc. (a)	5,505	1,054,703
Homebuilding - 2.3%
Cavco Industries, Inc. (a)	3,800	932,520
D.R. Horton, Inc.	75,900	3,378,309
Lennar Corp.:
Class A	49,600	2,562,832
Class B	558	23,536
LGI Homes, Inc. (a)	3,600	207,360
New Home Co. LLC (a)	14,800	129,944
NVR, Inc. (a)	831	2,217,482
Taylor Morrison Home Corp. (a)	10,900	212,114
TRI Pointe Homes, Inc. (a)	46,200	669,438
		10,333,535
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	87,000	532,059

TOTAL HOUSEHOLD DURABLES		11,920,297

Internet & Direct Marketing Retail - 28.3%
Internet & Direct Marketing Retail - 28.3%
Amazon.com, Inc. (a)	48,200	97,012,619
Boohoo.Com PLC (a)	61,200	140,437
Liberty Interactive Corp. QVC Group Series A (a)	79,810	1,659,250
Netflix, Inc. (a)	49,379	18,155,671
Start Today Co. Ltd.	3,700	127,540
The Booking Holdings, Inc. (a)	5,742	11,205,800
Wayfair LLC Class A (a)	2,700	364,959
Zalando SE (a)	1,900	99,950
		128,766,226
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
2U, Inc. (a)	11,400	1,018,704
Alphabet, Inc. Class A (a)	1,800	2,217,240
MINDBODY, Inc. (a)	3,100	115,010
		3,350,954
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Adyen BV (c)	293	205,420
Global Payments, Inc.	4,700	585,526
PayPal Holdings, Inc. (a)	12,100	1,117,193
		1,908,139
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (b)	135,363	2,088,651
Media - 9.9%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	5,400	126,090
Broadcasting - 0.2%
CBS Corp. Class B	15,300	811,206
Cable & Satellite - 5.5%
Charter Communications, Inc. Class A (a)	36,169	11,226,858
Comcast Corp. Class A	349,247	12,918,647
Naspers Ltd. Class N	3,600	800,053
		24,945,558
Movies & Entertainment - 4.2%
Cinemark Holdings, Inc.	41,681	1,555,535
Liberty Media Corp. Liberty Formula One Group Series C (a)	8,800	325,248
Lions Gate Entertainment Corp. Class B	1,300	29,185
Live Nation Entertainment, Inc. (a)	16,200	804,816
The Walt Disney Co.	147,147	16,483,407
		19,198,191

TOTAL MEDIA		45,081,045

Multiline Retail - 4.1%
Department Stores - 0.4%
Future Retail Ltd.	38,864	304,760
Macy's, Inc.	48,800	1,783,640
		2,088,400
General Merchandise Stores - 3.7%
B&M European Value Retail S.A.	79,508	425,197
Dollar General Corp.	55,900	6,022,107
Dollar Tree, Inc. (a)	107,121	8,624,312
Ollie's Bargain Outlet Holdings, Inc. (a)	9,900	862,290
Target Corp.	9,200	805,000
		16,738,906

TOTAL MULTILINE RETAIL		18,827,306

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	1,300	182,156
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (a)(b)	15,100	299,131
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	1,500	395,265
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	5,400	389,340

TOTAL SOFTWARE		784,605

Specialty Retail - 18.9%
Apparel Retail - 5.9%
Burlington Stores, Inc. (a)	49,800	8,375,364
Inditex SA	11,233	339,446
Ross Stores, Inc.	76,980	7,373,144
The Children's Place Retail Stores, Inc.	6,800	957,100
TJX Companies, Inc.	88,009	9,678,350
		26,723,404
Automotive Retail - 2.1%
AutoZone, Inc. (a)	4,600	3,527,648
Monro, Inc.	9,400	666,930
O'Reilly Automotive, Inc. (a)	16,498	5,533,759
		9,728,337
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	8,600	684,216
Home Improvement Retail - 10.1%
Floor & Decor Holdings, Inc. Class A (a)	12,400	455,824
Home Depot, Inc.	157,400	31,601,198
Lowe's Companies, Inc.	126,800	13,789,500
		45,846,522
Specialty Stores - 0.7%
Five Below, Inc. (a)	500	58,235
Tiffany & Co., Inc.	7,200	883,080
Ulta Beauty, Inc. (a)	8,500	2,210,000
		3,151,315

TOTAL SPECIALTY RETAIL		86,133,794

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	4,400	1,001,572
Textiles, Apparel & Luxury Goods - 5.5%
Apparel, Accessories & Luxury Goods - 3.0%
adidas AG	3,737	932,177
Canada Goose Holdings, Inc. (a)	6,000	364,460
Carter's, Inc.	10,500	1,112,265
G-III Apparel Group Ltd. (a)	10,300	468,444
Kering SA	1,525	828,427
lululemon athletica, Inc. (a)	2,300	356,339
LVMH Moet Hennessy - Louis Vuitton SA	3,600	1,261,985
Michael Kors Holdings Ltd. (a)	6,100	442,982
Prada SpA	72,900	328,799
PVH Corp.	41,400	5,926,824
Swatch Group AG (Bearer)	650	277,369
Tapestry, Inc.	17,400	882,006
VF Corp.	4,900	451,437
		13,633,514
Footwear - 2.5%
NIKE, Inc. Class B	133,550	10,977,810
Wolverine World Wide, Inc.	5,900	231,162
		11,208,972

TOTAL TEXTILES, APPAREL & LUXURY GOODS		24,842,486

Tobacco - 0.1%
Tobacco - 0.1%
Philip Morris International, Inc.	8,600	669,854
TOTAL COMMON STOCKS
(Cost $319,656,010)		452,727,934

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.97% (d)	3,914,696	3,915,479
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	7,244,587	7,245,312
TOTAL MONEY MARKET FUNDS
(Cost $11,160,791)		11,160,791
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $330,816,801)		463,888,725
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(8,417,223)
NET ASSETS - 100%		$455,471,502

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,420 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,345
Fidelity Securities Lending Cash Central Fund	70,627
Total	$91,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$452,727,934	$451,126,503	$1,601,431	$--
Money Market Funds	11,160,791	11,160,791	--	--
Total Investments in Securities:	$463,888,725	$462,287,294	$1,601,431	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$11,010,457

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,072,329) — See accompanying schedule: Unaffiliated issuers (cost $319,656,010)	$452,727,934
Fidelity Central Funds (cost $11,160,791)	11,160,791
Total Investment in Securities (cost $330,816,801)		$463,888,725
Receivable for investments sold		750,708
Receivable for fund shares sold		1,149,451
Dividends receivable		446,618
Distributions receivable from Fidelity Central Funds		13,407
Prepaid expenses		7,569
Other receivables		24,651
Total assets		466,281,129
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	3,058,310
Payable for fund shares redeemed	212,120
Accrued management fee	197,542
Other affiliated payables	74,161
Other payables and accrued expenses	26,141
Collateral on securities loaned	7,241,352
Total liabilities		10,809,627
Net Assets		$455,471,502
Net Assets consist of:
Paid in capital		$182,592,146
Undistributed net investment income		1,050,144
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		138,758,562
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		133,070,650
Net Assets, for 9,541,738 shares outstanding		$455,471,502
Net Asset Value, offering price and redemption price per share ($455,471,502 ÷ 9,541,738 shares)		$47.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$2,925,656
Income from Fidelity Central Funds (including $70,627 from security lending)		91,972
Total income		3,017,628
Expenses
Management fee	$1,366,847
Transfer agent fees	424,888
Accounting and security lending fees	96,118
Custodian fees and expenses	9,667
Independent trustees' fees and expenses	1,436
Registration fees	30,367
Audit	18,503
Legal	3,836
Miscellaneous	5,656
Total expenses before reductions	1,957,318
Expense reductions	(3,282)
Total expenses after reductions		1,954,036
Net investment income (loss)		1,063,592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,919,351
Redemptions in-kind with affiliated entities	132,629,032
Fidelity Central Funds	(9)
Foreign currency transactions	(2,307)
Total net realized gain (loss)		139,546,067
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(107,673,803)
Assets and liabilities in foreign currencies	(1,610)
Total change in net unrealized appreciation (depreciation)		(107,675,413)
Net gain (loss)		31,870,654
Net increase (decrease) in net assets resulting from operations		$32,934,246

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,063,592	$2,999,236
Net realized gain (loss)	139,546,067	45,712,325
Change in net unrealized appreciation (depreciation)	(107,675,413)	102,452,213
Net increase (decrease) in net assets resulting from operations	32,934,246	151,163,774
Distributions to shareholders from net investment income	(241,670)	(2,342,887)
Distributions to shareholders from net realized gain	(12,511,081)	(26,353,209)
Total distributions	(12,752,751)	(28,696,096)
Share transactions
Proceeds from sales of shares	94,402,275	143,731,533
Reinvestment of distributions	12,480,847	28,101,673
Cost of shares redeemed	(491,530,164)	(303,355,779)
Net increase (decrease) in net assets resulting from share transactions	(384,647,042)	(131,522,573)
Total increase (decrease) in net assets	(364,465,547)	(9,054,895)
Net Assets
Beginning of period	819,937,049	828,991,944
End of period	$455,471,502	$819,937,049
Other Information
Undistributed net investment income end of period	$1,050,144	$228,222
Shares
Sold	2,097,903	3,475,740
Issued in reinvestment of distributions	299,014	683,905
Redeemed	(11,638,345)	(7,779,213)
Net increase (decrease)	(9,241,428)	(3,619,568)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.65	$37.00	$32.38	$35.23	$33.30	$27.40
Income from Investment Operations
Net investment income (loss)B	.09	.16	.21	.24	.15	.04
Net realized and unrealized gain (loss)	4.68	8.17	4.73	(1.79)	4.39	8.67
Total from investment operations	4.77	8.33	4.94	(1.55)	4.54	8.71
Distributions from net investment income	(.01)	(.14)	(.32)	(.18)	(.11)	(.03)
Distributions from net realized gain	(.67)	(1.54)	–	(1.13)	(2.51)	(2.77)
Total distributions	(.69)C	(1.68)	(.32)	(1.30)D	(2.61)E	(2.81)F
Redemption fees added to paid in capitalB	–	–	–G	–G	–G	–G
Net asset value, end of period	$47.73	$43.65	$37.00	$32.38	$35.23	$33.30
Total ReturnH,I	11.14%	22.79%	15.29%	(4.60)%	14.79%	32.17%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.78%L	.78%	.76%	.77%	.79%	.82%
Expenses net of fee waivers, if any	.77%L	.78%	.76%	.77%	.79%	.82%
Expenses net of all reductions	.77%L	.77%	.76%	.76%	.79%	.81%
Net investment income (loss)	.42%L	.40%	.60%	.71%	.46%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$455,472	$819,937	$828,992	$1,119,021	$1,078,988	$557,868
Portfolio turnover rateM	26%L,N	74%	39%N	69%	109%N	138%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.673 per share.

 D Total distributions of $1.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $1.126 per share.

 E Total distributions of $2.61 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $2.508 per share.

 F Total distributions of $2.81 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.772 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
McDonald's Corp.	22.4
Starbucks Corp.	8.8
Marriott International, Inc. Class A	8.0
Royal Caribbean Cruises Ltd.	5.6
Las Vegas Sands Corp.	4.3
Hilton Worldwide Holdings, Inc.	4.1
Carnival Corp.	4.1
Planet Fitness, Inc.	2.8
Hilton Grand Vacations, Inc.	2.7
Vail Resorts, Inc.	2.5
65.3

Top Industries (% of fund's net assets)

As of August 31, 2018
Hotels, Restaurants & Leisure	93.3%
Diversified Consumer Services	4.0%
Internet & Direct Marketing Retail	1.1%
Internet Software & Services	0.8%
Food & Staples Retailing	0.4%
All Others*	0.4%

* Includes short-term investments and net other assets (liabilities).

Leisure Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Diversified Consumer Services - 4.0%
Education Services - 2.0%
Adtalem Global Education, Inc. (a)	56,450	$2,701,133
Grand Canyon Education, Inc. (a)	57,100	6,802,894
		9,504,027
Specialized Consumer Services - 2.0%
ServiceMaster Global Holdings, Inc. (a)	70,334	4,239,030
Weight Watchers International, Inc. (a)(b)	74,200	5,557,580
		9,796,610

TOTAL DIVERSIFIED CONSUMER SERVICES		19,300,637

Food & Staples Retailing - 0.4%
Food Distributors - 0.4%
Performance Food Group Co. (a)	51,300	1,698,030
Hotels, Restaurants & Leisure - 93.3%
Casinos & Gaming - 12.3%
Boyd Gaming Corp.	120,100	4,374,042
Caesars Entertainment Corp. (a)	571,700	5,831,340
Eldorado Resorts, Inc. (a)	215,800	10,369,190
Las Vegas Sands Corp.	314,808	20,594,739
MGM China Holdings Ltd.	316,800	597,374
MGM Mirage, Inc.	244,200	7,079,358
Penn National Gaming, Inc. (a)	110,149	3,795,735
Pinnacle Entertainment, Inc. (a)	15,900	544,416
Sands China Ltd.	275,600	1,344,861
Scientific Games Corp. Class A (a)	41,300	1,251,390
Wynn Resorts Ltd.	19,900	2,951,966
		58,734,411
Hotels, Resorts & Cruise Lines - 32.6%
Bluegreen Vacations Corp.	29,600	552,928
Carnival Corp.	319,000	19,615,310
Greentree Hospitality Group Ltd. ADR (a)(b)	62,070	744,840
Hilton Grand Vacations, Inc. (a)	395,812	12,927,220
Hilton Worldwide Holdings, Inc.	254,097	19,723,009
Hyatt Hotels Corp. Class A	72,700	5,624,072
Marriott International, Inc. Class A	301,593	38,142,467
Marriott Vacations Worldwide Corp.	75,597	8,996,043
Norwegian Cruise Line Holdings Ltd. (a)	137,400	7,366,014
Royal Caribbean Cruises Ltd.	217,590	26,672,182
Wyndham Destinations, Inc.	159,014	7,028,419
Wyndham Hotels & Resorts, Inc.	154,014	8,740,295
		156,132,799
Leisure Facilities - 5.3%
Planet Fitness, Inc. (a)	262,100	13,464,077
Vail Resorts, Inc.	40,378	12,034,663
		25,498,740
Restaurants - 43.1%
ARAMARK Holdings Corp.	221,600	9,103,328
Chipotle Mexican Grill, Inc. (a)	20,850	9,907,503
Del Frisco's Restaurant Group, Inc. (a)	144,200	1,362,690
Dine Brands Global, Inc.	23,900	1,993,738
Domino's Pizza, Inc.	22,300	6,657,888
Dunkin' Brands Group, Inc. (b)	142,750	10,405,048
McDonald's Corp.	661,008	107,235,326
Red Robin Gourmet Burgers, Inc. (a)	8,600	355,180
Restaurant Brands International, Inc.	53,600	3,074,299
Shake Shack, Inc. Class A (a)	7,700	465,465
Starbucks Corp.	793,300	42,401,885
U.S. Foods Holding Corp. (a)	62,533	2,037,950
Wendy's Co.	359,200	6,339,880
Yum! Brands, Inc.	61,636	5,355,552
		206,695,732

TOTAL HOTELS, RESTAURANTS & LEISURE		447,061,682

Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	280	563,559
The Booking Holdings, Inc. (a)	2,500	4,878,875
		5,442,434
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
2U, Inc. (a)	17,424	1,557,009
Alphabet, Inc. Class A (a)	1,700	2,094,060
		3,651,069
Multiline Retail - 0.2%
General Merchandise Stores - 0.2%
Dollar Tree, Inc. (a)	11,500	925,865
TOTAL COMMON STOCKS
(Cost $311,734,474)		478,079,717

Money Market Funds - 1.3%
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)
(Cost $6,362,539)	6,361,902	6,362,539
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $318,097,013)		484,442,256
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,177,308)
NET ASSETS - 100%		$479,264,948

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,634
Fidelity Securities Lending Cash Central Fund	17,755
Total	$23,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Liberia	5.6%
Panama	4.1%
Bermuda	1.5%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,267,683) — See accompanying schedule: Unaffiliated issuers (cost $311,734,474)	$478,079,717
Fidelity Central Funds (cost $6,362,539)	6,362,539
Total Investment in Securities (cost $318,097,013)		$484,442,256
Receivable for investments sold		1,394,961
Receivable for fund shares sold		152,339
Dividends receivable		1,097,407
Distributions receivable from Fidelity Central Funds		2,565
Prepaid expenses		5,595
Other receivables		15,393
Total assets		487,110,516
Liabilities
Payable to custodian bank	$226,888
Payable for fund shares redeemed	944,669
Accrued management fee	214,497
Other affiliated payables	81,796
Other payables and accrued expenses	22,393
Collateral on securities loaned	6,355,325
Total liabilities		7,845,568
Net Assets		$479,264,948
Net Assets consist of:
Paid in capital		$272,161,858
Undistributed net investment income		2,131,339
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		38,626,508
Net unrealized appreciation (depreciation) on investments		166,345,243
Net Assets, for 30,106,747 shares outstanding		$479,264,948
Net Asset Value, offering price and redemption price per share ($479,264,948 ÷ 30,106,747 shares)		$15.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$4,463,789
Income from Fidelity Central Funds (including $17,755 from security lending)		23,389
Total income		4,487,178
Expenses
Management fee	$1,365,624
Transfer agent fees	415,403
Accounting and security lending fees	98,781
Custodian fees and expenses	4,645
Independent trustees' fees and expenses	1,277
Registration fees	26,605
Audit	18,791
Legal	3,349
Interest	731
Miscellaneous	2,060
Total expenses before reductions	1,937,266
Expense reductions	(28,071)
Total expenses after reductions		1,909,195
Net investment income (loss)		2,577,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,609,149
Fidelity Central Funds	259
Foreign currency transactions	(184)
Total net realized gain (loss)		41,609,224
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(36,859,560)
Fidelity Central Funds	844
Total change in net unrealized appreciation (depreciation)		(36,858,716)
Net gain (loss)		4,750,508
Net increase (decrease) in net assets resulting from operations		$7,328,491

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,577,983	$5,536,085
Net realized gain (loss)	41,609,224	64,226,711
Change in net unrealized appreciation (depreciation)	(36,858,716)	31,870,985
Net increase (decrease) in net assets resulting from operations	7,328,491	101,633,781
Distributions to shareholders from net investment income	(1,408,935)	(4,166,156)
Distributions to shareholders from net realized gain	(27,008,831)	(27,657,199)
Total distributions	(28,417,766)	(31,823,355)
Share transactions
Proceeds from sales of shares	26,820,373	243,148,042
Reinvestment of distributions	26,783,359	29,908,337
Cost of shares redeemed	(97,789,137)	(201,277,044)
Net increase (decrease) in net assets resulting from share transactions	(44,185,405)	71,779,335
Redemption fees	–	9,285
Total increase (decrease) in net assets	(65,274,680)	141,599,046
Net Assets
Beginning of period	544,539,628	402,940,582
End of period	$479,264,948	$544,539,628
Other Information
Undistributed net investment income end of period	$2,131,339	$962,291
Shares(a)
Sold	1,669,751	15,077,750
Issued in reinvestment of distributions	1,726,511	1,813,140
Redeemed	(6,135,705)	(12,547,940)
Net increase (decrease)	(2,739,443)	4,342,950

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Leisure Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$16.58	$14.14	$12.83	$14.01	$13.51	$10.83
Income from Investment Operations
Net investment income (loss)C	.08	.18	.16	.15	.13	.14D
Net realized and unrealized gain (loss)	.55	3.31	1.29	(.62)	1.48	3.51
Total from investment operations	.63	3.49	1.45	(.47)	1.61	3.65
Distributions from net investment income	(.44)	(.14)	(.14)	(.13)	(.15)	(.10)
Distributions from net realized gain	(.85)	(.91)	–	(.58)	(.96)	(.87)
Total distributions	(1.29)	(1.05)	(.14)	(.71)	(1.11)	(.97)
Redemption fees added to paid in capitalC	–	–	–E	–E	–E	–E
Net asset value, end of period	$15.92	$16.58	$14.14	$12.83	$14.01	$13.51
Total ReturnF,G	1.55%	24.75%	11.26%	(3.48)%	12.91%	34.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.77%	.80%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.77%J	.77%	.79%	.79%	.80%	.82%
Expenses net of all reductions	.76%J	.77%	.79%	.78%	.80%	.81%
Net investment income (loss)	1.02%J	1.09%	1.17%	1.08%	1.00%	1.13%D
Supplemental Data
Net assets, end of period (000 omitted)	$479,265	$544,540	$402,941	$416,771	$445,296	$568,149
Portfolio turnover rateK	32%J	56%	23%	48%	32%L	65%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Multimedia Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Comcast Corp. Class A	22.4
The Walt Disney Co.	22.1
Charter Communications, Inc. Class A	4.1
Netflix, Inc.	3.5
Facebook, Inc. Class A	3.4
Sirius XM Holdings, Inc.	3.3
Live Nation Entertainment, Inc.	3.3
Twenty-First Century Fox, Inc. Class A	3.0
Lions Gate Entertainment Corp. Class B	2.9
Liberty Broadband Corp. Class A	2.8
70.8

Top Industries (% of fund's net assets)

As of August 31, 2018
Media	78.3%
Internet Software & Services	8.5%
Internet & Direct Marketing Retail	8.1%
Technology Hardware, Storage & Peripherals	2.5%
Software	1.4%
All Others*	1.2%

* Includes short-term investments and net other assets (liabilities).

Multimedia Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Household Durables - 0.1%
Consumer Electronics - 0.1%
Roku, Inc. Class A	5,600	$333,144
Internet & Direct Marketing Retail - 8.1%
Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (a)	7,000	14,088,970
Netflix, Inc. (a)	51,000	18,751,680
The Booking Holdings, Inc. (a)	5,600	10,928,680
		43,769,330
Internet Software & Services - 8.5%
Internet Software & Services - 8.5%
Alphabet, Inc.:
Class A (a)	8,500	10,470,300
Class C (a)	8,514	10,371,670
Facebook, Inc. Class A (a)	103,000	18,100,190
Tencent Holdings Ltd.	161,900	6,959,623
		45,901,783
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Adyen BV (b)	200	140,219
Media - 78.3%
Advertising - 1.6%
Interpublic Group of Companies, Inc.	147,100	3,434,785
Omnicom Group, Inc.	77,300	5,358,436
		8,793,221
Broadcasting - 2.5%
CBS Corp. Class B	207,238	10,987,759
Cumulus Media, Inc. Class A (a)(c)	26	0
Discovery Communications, Inc.:
Class A (a)	450	12,524
Class C (non-vtg.) (a)	99,000	2,538,360
		13,538,643
Cable & Satellite - 34.0%
Charter Communications, Inc. Class A (a)	72,271	22,432,918
Comcast Corp. Class A	3,283,400	121,452,965
Liberty Broadband Corp.:
Class A (a)	187,023	15,148,863
Class C (a)	91,440	7,414,870
Sirius XM Holdings, Inc. (d)	2,508,200	17,808,220
		184,257,836
Movies & Entertainment - 40.2%
Liberty Media Corp.:
Liberty Media Class A (a)	336,162	11,758,947
Liberty SiriusXM Series A (a)	64,000	2,991,360
Liberty SiriusXM Series C (a)	208,886	9,825,997
Lions Gate Entertainment Corp. Class B	705,434	15,836,993
Live Nation Entertainment, Inc. (a)	357,300	17,750,664
The Madison Square Garden Co. (a)	49,799	15,036,310
The Walt Disney Co.	1,068,604	119,705,020
Twenty-First Century Fox, Inc.:
Class A	362,107	16,439,658
Class B	178,500	8,014,650
		217,359,599
Publishing - 0.0%
China Literature Ltd. (a)(b)	6,800	47,824

TOTAL MEDIA		423,997,123

Software - 1.4%
Home Entertainment Software - 1.4%
Activision Blizzard, Inc.	105,200	7,584,920
Technology Hardware, Storage & Peripherals - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	58,800	13,384,644
Textiles, Apparel & Luxury Goods - 0.9%
Textiles - 0.9%
Despegar.com Corp.	4,716	79,512
Pinduoduo, Inc. ADR (d)	259,900	5,029,065
		5,108,577
TOTAL COMMON STOCKS
(Cost $297,752,078)		540,219,740

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.97% (e)	1,470,127	1,470,421
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	22,989,622	22,991,921
TOTAL MONEY MARKET FUNDS
(Cost $24,462,325)		24,462,342
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $322,214,403)		564,682,082
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(23,483,438)
NET ASSETS - 100%		$541,198,644

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,043 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,030
Fidelity Securities Lending Cash Central Fund	243,837
Total	$279,867

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$540,219,740	$533,260,117	$6,959,623	$--
Money Market Funds	24,462,342	24,462,342	--	--
Total Investments in Securities:	$564,682,082	$557,722,459	$6,959,623	$--

See accompanying notes which are an integral part of the financial statements.

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,834,640) — See accompanying schedule: Unaffiliated issuers (cost $297,752,078)	$540,219,740
Fidelity Central Funds (cost $24,462,325)	24,462,342
Total Investment in Securities (cost $322,214,403)		$564,682,082
Receivable for fund shares sold		579,927
Dividends receivable		30,891
Distributions receivable from Fidelity Central Funds		40,398
Prepaid expenses		5,157
Other receivables		1,409
Total assets		565,339,864
Liabilities
Payable to custodian bank	$1
Payable for fund shares redeemed	736,998
Accrued management fee	239,212
Other affiliated payables	96,185
Other payables and accrued expenses	78,799
Collateral on securities loaned	22,990,025
Total liabilities		24,141,220
Net Assets		$541,198,644
Net Assets consist of:
Paid in capital		$256,084,143
Undistributed net investment income		900,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,746,385
Net unrealized appreciation (depreciation) on investments		242,467,679
Net Assets, for 6,762,758 shares outstanding		$541,198,644
Net Asset Value, offering price and redemption price per share ($541,198,644 ÷ 6,762,758 shares)		$80.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$2,555,719
Income from Fidelity Central Funds (including $243,837 from security lending)		279,867
Total income		2,835,586
Expenses
Management fee	$1,270,973
Transfer agent fees	468,977
Accounting and security lending fees	93,249
Custodian fees and expenses	4,734
Independent trustees' fees and expenses	1,161
Registration fees	19,366
Audit	18,640
Legal	2,781
Interest	1,462
Miscellaneous	60,418
Total expenses before reductions	1,941,761
Expense reductions	(11,447)
Total expenses after reductions		1,930,314
Net investment income (loss)		905,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,418,955
Fidelity Central Funds	(1,509)
Foreign currency transactions	(760)
Total net realized gain (loss)		45,416,686
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(19,266,615)
Fidelity Central Funds	(116)
Total change in net unrealized appreciation (depreciation)		(19,266,731)
Net gain (loss)		26,149,955
Net increase (decrease) in net assets resulting from operations		$27,055,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$905,272	$1,579,243
Net realized gain (loss)	45,416,686	55,286,541
Change in net unrealized appreciation (depreciation)	(19,266,731)	(33,684,418)
Net increase (decrease) in net assets resulting from operations	27,055,227	23,181,366
Distributions to shareholders from net investment income	(275,553)	(1,071,017)
Distributions to shareholders from net realized gain	(26,891,380)	(29,592,267)
Total distributions	(27,166,933)	(30,663,284)
Share transactions
Proceeds from sales of shares	106,947,906	53,712,116
Reinvestment of distributions	26,139,454	29,534,153
Cost of shares redeemed	(101,152,149)	(246,786,302)
Net increase (decrease) in net assets resulting from share transactions	31,935,211	(163,540,033)
Redemption fees	–	5,340
Total increase (decrease) in net assets	31,823,505	(171,016,611)
Net Assets
Beginning of period	509,375,139	680,391,750
End of period	$541,198,644	$509,375,139
Other Information
Undistributed net investment income end of period	$900,437	$270,718
Shares
Sold	1,366,481	658,481
Issued in reinvestment of distributions	365,280	368,028
Redeemed	(1,360,243)	(3,060,717)
Net increase (decrease)	371,518	(2,034,208)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Multimedia Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$79.70	$80.75	$68.59	$82.48	$81.74	$61.55
Income from Investment Operations
Net investment income (loss)B	.15	.21	.22	.27	.22	.20
Net realized and unrealized gain (loss)	4.52	3.14	17.53	(8.82)	7.62	22.46
Total from investment operations	4.67	3.35	17.75	(8.55)	7.84	22.66
Distributions from net investment income	(.04)	(.16)	(.33)	(.23)	(.20)	(.19)
Distributions from net realized gain	(4.29)	(4.23)	(5.26)	(5.12)	(6.89)	(2.30)
Total distributions	(4.34)C	(4.40)D	(5.59)	(5.34)E	(7.10)F	(2.48)G
Redemption fees added to paid in capitalB	–	–H	–H	–H	–H	.01
Net asset value, end of period	$80.03	$79.70	$80.75	$68.59	$82.48	$81.74
Total ReturnI,J	6.50%	4.16%	26.85%	(10.88)%	10.16%	37.01%
Ratios to Average Net AssetsK,L
Expenses before reductions	.82%M	.80%	.82%	.81%	.81%	.81%
Expenses net of fee waivers, if any	.82%M	.80%	.82%	.81%	.81%	.81%
Expenses net of all reductions	.82%M	.79%	.82%	.80%	.81%	.80%
Net investment income (loss)	.38%M	.26%	.30%	.34%	.27%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$541,199	$509,375	$680,392	$576,118	$802,988	$1,008,988
Portfolio turnover rateN	44%M	22%	33%	42%	55%	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $4.34 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $4.294 per share.

 D Total distributions of $4.40 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $4.233 per share.

 E Total distributions of $5.34 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $5.115 per share.

 F Total distributions of $7.10 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $6.892 per share.

 G Total distributions of $2.48 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $2.295 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Amazon.com, Inc.	24.7
Home Depot, Inc.	13.5
Netflix, Inc.	7.1
Lowe's Companies, Inc.	4.9
The Booking Holdings, Inc.	4.6
TJX Companies, Inc.	4.3
Dollar General Corp.	3.1
Ross Stores, Inc.	2.8
Dollar Tree, Inc.	2.7
O'Reilly Automotive, Inc.	2.2
69.9

Top Industries (% of fund's net assets)

As of August 31, 2018
Internet & Direct Marketing Retail	39.1%
Specialty Retail	37.9%
Multiline Retail	7.9%
Textiles, Apparel & Luxury Goods	3.7%
Hotels, Restaurants & Leisure	2.6%
All Others*	8.8%

* Includes short-term investments and net other assets (liabilities).

Retailing Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Distributors - 0.8%
Distributors - 0.8%
LKQ Corp. (a)	776,800	$26,815,136
Food & Staples Retailing - 1.2%
Hypermarkets & Super Centers - 1.2%
BJ's Wholesale Club Holdings, Inc.	976,692	28,812,414
Walmart, Inc.	131,400	12,596,004
		41,408,418
Health Care Providers & Services - 1.0%
Health Care Facilities - 0.3%
Ryman Healthcare Group Ltd.	1,105,718	10,307,441
Health Care Services - 0.7%
CVS Health Corp.	314,000	23,625,360

TOTAL HEALTH CARE PROVIDERS & SERVICES		33,932,801

Hotels, Restaurants & Leisure - 2.6%
Casinos & Gaming - 0.3%
MGM Mirage, Inc.	347,200	10,065,328
Hotels, Resorts & Cruise Lines - 0.1%
Hilton Grand Vacations, Inc. (a)	133,100	4,347,046
Leisure Facilities - 0.1%
Cedar Fair LP (depositary unit)	95,622	5,081,353
Restaurants - 2.1%
Compass Group PLC	693,300	14,907,075
Dunkin' Brands Group, Inc.	269,300	19,629,277
McDonald's Corp.	60,700	9,847,361
U.S. Foods Holding Corp. (a)	807,600	26,319,684
		70,703,397

TOTAL HOTELS, RESTAURANTS & LEISURE		90,197,124

Internet & Direct Marketing Retail - 39.1%
Internet & Direct Marketing Retail - 39.1%
Amazon.com, Inc. (a)	419,430	844,190,956
Expedia, Inc.	287,900	37,570,950
Liberty Interactive Corp. QVC Group Series A (a)	2,611,800	54,299,322
Netflix, Inc. (a)	664,700	244,396,896
The Booking Holdings, Inc. (a)	79,680	155,499,504
		1,335,957,628
Internet Software & Services - 1.1%
Internet Software & Services - 1.1%
Alphabet, Inc. Class A (a)	31,200	38,432,160
Media - 0.7%
Cable & Satellite - 0.4%
Comcast Corp. Class A	405,400	14,995,746
Movies & Entertainment - 0.3%
Cinemark Holdings, Inc.	255,600	9,538,992

TOTAL MEDIA		24,534,738

Multiline Retail - 7.9%
Department Stores - 1.0%
Macy's, Inc.	966,000	35,307,300
General Merchandise Stores - 6.9%
Big Lots, Inc. (b)	494,600	21,292,530
Dollar General Corp.	972,000	104,713,560
Dollar Tree, Inc. (a)	1,123,600	90,461,036
Target Corp.	209,200	18,305,000
		234,772,126

TOTAL MULTILINE RETAIL		270,079,426

Personal Products - 0.2%
Personal Products - 0.2%
Coty, Inc. Class A	527,600	6,521,136
Specialty Retail - 37.9%
Apparel Retail - 9.9%
Burlington Stores, Inc. (a)	408,994	68,784,611
L Brands, Inc.	307,283	8,121,490
Ross Stores, Inc.	1,009,400	96,680,332
The Children's Place Retail Stores, Inc.	132,400	18,635,300
TJX Companies, Inc.	1,341,000	147,469,770
		339,691,503
Automotive Retail - 4.2%
AutoZone, Inc. (a)	88,463	67,840,505
O'Reilly Automotive, Inc. (a)	224,186	75,196,468
		143,036,973
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	347,900	27,678,924
Home Improvement Retail - 18.4%
Home Depot, Inc.	2,295,300	460,827,381
Lowe's Companies, Inc.	1,539,800	167,453,250
		628,280,631
Specialty Stores - 4.6%
Signet Jewelers Ltd.	172,600	11,080,920
Tiffany & Co., Inc.	456,900	56,038,785
Tractor Supply Co.	450,400	39,761,312
Ulta Beauty, Inc. (a)	202,500	52,650,000
		159,531,017

TOTAL SPECIALTY RETAIL		1,298,219,048

Textiles, Apparel & Luxury Goods - 3.7%
Apparel, Accessories & Luxury Goods - 3.7%
adidas AG	42,200	10,526,586
lululemon athletica, Inc. (a)	84,957	13,162,388
Michael Kors Holdings Ltd. (a)	297,000	21,568,140
Prada SpA	1,287,100	5,805,172
PVH Corp.	288,100	41,244,396
Tapestry, Inc.	443,200	22,465,808
VF Corp.	116,900	10,769,997
		125,542,487
Trading Companies & Distributors - 0.5%
Trading Companies & Distributors - 0.5%
Bunzl PLC	547,500	17,021,157
TOTAL COMMON STOCKS
(Cost $1,853,249,591)		3,308,661,259

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.97% (c)	84,456,401	84,473,292
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	3,073	3,073
TOTAL MONEY MARKET FUNDS
(Cost $84,476,365)		84,476,365
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,937,725,956)		3,393,137,624
NET OTHER ASSETS (LIABILITIES) - 0.8%		26,152,203
NET ASSETS - 100%		$3,419,289,827

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$712,257
Fidelity Securities Lending Cash Central Fund	20,529
Total	$732,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$39,189,453

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,272) — See accompanying schedule: Unaffiliated issuers (cost $1,853,249,591)	$3,308,661,259
Fidelity Central Funds (cost $84,476,365)	84,476,365
Total Investment in Securities (cost $1,937,725,956)		$3,393,137,624
Cash		469
Foreign currency held at value (cost $1)		1
Receivable for investments sold		22,030,155
Receivable for fund shares sold		14,594,268
Dividends receivable		3,822,769
Distributions receivable from Fidelity Central Funds		55,214
Prepaid expenses		25,290
Other receivables		32,196
Total assets		3,433,697,986
Liabilities
Payable for investments purchased	$6,773,035
Payable for fund shares redeemed	5,661,141
Accrued management fee	1,435,369
Other affiliated payables	500,409
Other payables and accrued expenses	34,481
Collateral on securities loaned	3,724
Total liabilities		14,408,159
Net Assets		$3,419,289,827
Net Assets consist of:
Paid in capital		$1,929,648,845
Undistributed net investment income		5,551,636
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,678,163
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,455,411,183
Net Assets, for 205,884,535 shares outstanding		$3,419,289,827
Net Asset Value, offering price and redemption price per share ($3,419,289,827 ÷ 205,884,535 shares)		$16.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$15,529,019
Income from Fidelity Central Funds (including $20,529 from security lending)		732,786
Total income		16,261,805
Expenses
Management fee	$7,241,718
Transfer agent fees	2,314,886
Accounting and security lending fees	399,075
Custodian fees and expenses	19,447
Independent trustees' fees and expenses	6,190
Registration fees	114,499
Audit	18,821
Legal	11,060
Miscellaneous	10,345
Total expenses before reductions	10,136,041
Expense reductions	(65,078)
Total expenses after reductions		10,070,963
Net investment income (loss)		6,190,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,144,340
Fidelity Central Funds	3,571
Foreign currency transactions	(27,774)
Total net realized gain (loss)		29,120,137
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	401,170,168
Assets and liabilities in foreign currencies	(1,194)
Total change in net unrealized appreciation (depreciation)		401,168,974
Net gain (loss)		430,289,111
Net increase (decrease) in net assets resulting from operations		$436,479,953

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,190,842	$5,508,530
Net realized gain (loss)	29,120,137	113,637,334
Change in net unrealized appreciation (depreciation)	401,168,974	368,019,971
Net increase (decrease) in net assets resulting from operations	436,479,953	487,165,835
Distributions to shareholders from net investment income	–	(4,427,075)
Distributions to shareholders from net realized gain	(19,094,120)	(65,230,373)
Total distributions	(19,094,120)	(69,657,448)
Share transactions
Proceeds from sales of shares	927,558,235	575,718,782
Reinvestment of distributions	18,271,784	66,546,015
Cost of shares redeemed	(273,292,336)	(654,809,547)
Net increase (decrease) in net assets resulting from share transactions	672,537,683	(12,544,750)
Total increase (decrease) in net assets	1,089,923,516	404,963,637
Net Assets
Beginning of period	2,329,366,311	1,924,402,674
End of period	$3,419,289,827	$2,329,366,311
Other Information
Undistributed net investment income end of period	$5,551,636	$–
Distributions in excess of net investment income end of period	$–	$(639,206)
Shares(a)
Sold	60,455,108	43,734,090
Issued in reinvestment of distributions	1,332,247	5,085,670
Redeemed	(18,212,730)	(52,943,150)
Net increase (decrease)	43,574,625	(4,123,390)

 (a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Retailing Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$14.35	$11.56	$9.88	$9.53	$8.84	$6.66
Income from Investment Operations
Net investment income (loss)C	.03	.04	.01	.01D	.03E	.02F
Net realized and unrealized gain (loss)	2.35	3.23	1.69	.47	1.38	2.36
Total from investment operations	2.38	3.27	1.70	.48	1.41	2.38
Distributions from net investment income	–	(.03)	(.02)	(.02)	(.02)	(.01)
Distributions from net realized gain	(.12)	(.45)	–	(.11)	(.70)	(.19)
Total distributions	(.12)	(.48)	(.02)	(.13)	(.72)	(.20)
Redemption fees added to paid in capitalC	–	–	–G	–	–G	–
Net asset value, end of period	$16.61	$14.35	$11.56	$9.88	$9.53	$8.84
Total ReturnH,I	16.72%	28.66%	17.20%	5.11%	17.29%	35.82%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.75%L	.78%	.78%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.75%L	.77%	.78%	.80%	.81%	.83%
Expenses net of all reductions	.75%L	.77%	.78%	.80%	.81%	.82%
Net investment income (loss)	.46%L	.29%	.07%	.14%D	.36%E	.18%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,419,290	$2,329,366	$1,924,403	$1,849,996	$915,177	$1,063,920
Portfolio turnover rateM	23%L	24%	17%	11%	31%	72%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 F Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. In June 2018 the Board of Trustees approved a change in the name of Multimedia Portfolio to Communication Services Portfolio effective December 1, 2018. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Effective August 10, 2018 and May 11, 2018, Leisure Portfolio and Retailing Portfolio underwent a 10 for 1 share split, respectively. The effect of the share split transaction was to multiply the number of outstanding shares of Leisure Portfolio and Retailing Portfolio by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of Leisure Portfolio or Retailing Portfolio. The per share data presented in each Financial Highlights and Shares activity presented in each Statement of Changes in Net Assets for Leisure Portfolio and Retailing Portfolio have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Automotive Portfolio	$36,040,285	$12,310,060	$(748,948)	$11,561,112
Construction and Housing Portfolio	183,318,337	99,411,736	(7,285,337)	92,126,399
Consumer Discretionary Portfolio	331,460,452	142,841,360	(10,413,087)	132,428,273
Leisure Portfolio	320,726,744	173,443,130	(9,727,618)	163,715,512
Multimedia Portfolio	325,824,531	243,238,192	(4,380,641)	238,857,551
Retailing Portfolio	1,939,519,887	1,488,283,862	(34,666,125)	1,453,617,737

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	4,275,204	17,450,815
Construction and Housing Portfolio	117,709,123	195,455,414
Consumer Discretionary Portfolio	92,536,353	67,781,176
Leisure Portfolio	79,440,619	149,357,604
Multimedia Portfolio	114,755,448	104,502,412
Retailing Portfolio	971,148,197	297,894,784

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.24%	.54%
Construction and Housing Portfolio	.30%	.24%	.54%
Consumer Discretionary Portfolio	.30%	.24%	.54%
Leisure Portfolio	.30%	.24%	.54%
Multimedia Portfolio	.30%	.24%	.54%
Retailing Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.22%
Construction and Housing Portfolio	.19%
Consumer Discretionary Portfolio	.17%
Leisure Portfolio	.16%
Multimedia Portfolio	.20%
Retailing Portfolio	.17%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Automotive Portfolio	.04
Construction and Housing Portfolio	.04
Consumer Discretionary Portfolio	.04
Leisure Portfolio	.04
Multimedia Portfolio	.04
Retailing Portfolio	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. Ther commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$228
Construction and Housing Portfolio	2,547
Consumer Discretionary Portfolio	931
Leisure Portfolio	1,416
Multimedia Portfolio	3,299
Retailing Portfolio	7,721

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Leisure Portfolio	Borrower	$13,567,000	1.94%	$731
Multimedia Portfolio	Borrower	$24,643,000	2.14%	$1,462

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 10,019,311 shares of Consumer Discretionary Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $420,009,534. The net realized gain of $132,629,032 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Consumer Discretionary Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$75
Construction and Housing Portfolio	455
Consumer Discretionary Portfolio	900
Leisure Portfolio	734
Multimedia Portfolio	678
Retailing Portfolio	3,224

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Automotive Portfolio	$3,848	$–
Construction and Housing Portfolio	26,873	21
Leisure Portfolio	25,687	–
Multimedia Portfolio	9,011	–
Retailing Portfolio	55,628	583

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Automotive Portfolio	$276
Construction and Housing Portfolio	1,608
Consumer Discretionary Portfolio	3,282
Leisure Portfolio	2,384
Multimedia Portfolio	2,436
Retailing Portfolio	8,867

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Automotive Portfolio	.97%
Actual		$1,000.00	$972.30	$4.82
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Construction and Housing Portfolio	.80%
Actual		$1,000.00	$1,080.50	$4.20
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Consumer Discretionary Portfolio	.77%
Actual		$1,000.00	$1,111.40	$4.10
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Leisure Portfolio	.77%
Actual		$1,000.00	$1,015.50	$3.91
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Multimedia Portfolio	.82%
Actual		$1,000.00	$1,065.00	$4.27
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Retailing Portfolio	.75%
Actual		$1,000.00	$1,167.20	$4.10
Hypothetical-C		$1,000.00	$1,021.42	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCON-SANN-1018
1.813637.113

Fidelity® Select Portfolios® Energy Sector Energy Portfolio Energy Service Portfolio Natural Gas Portfolio Natural Resources Portfolio Semi-Annual Report August 31, 2018

Contents

Energy Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Energy Service Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Natural Gas Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Natural Resources Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Chevron Corp.	8.2
EOG Resources, Inc.	6.8
Delek U.S. Holdings, Inc.	5.0
Valero Energy Corp.	4.9
Phillips 66 Co.	4.2
Pioneer Natural Resources Co.	4.0
Diamondback Energy, Inc.	3.6
Anadarko Petroleum Corp.	3.5
Occidental Petroleum Corp.	3.5
Baker Hughes, a GE Co. Class A	3.2
46.9

Top Industries (% of fund's net assets)

As of August 31, 2018
Oil, Gas & Consumable Fuels	87.9%
Energy Equipment & Services	9.5%
Chemicals	1.4%
Machinery	0.5%
Gas Utilities	0.2%
All Others*	0.5%

* Includes short-term investments and net other assets (liabilities).

Energy Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Chemicals - 1.4%
Commodity Chemicals - 1.4%
LG Chemical Ltd.	5,705	$1,872,068
LyondellBasell Industries NV Class A	207,900	23,446,962
		25,319,030
Energy Equipment & Services - 9.5%
Oil & Gas Drilling - 1.9%
Nabors Industries Ltd.	1,345,536	8,301,957
Odfjell Drilling Ltd.	1,143,380	5,099,171
Precision Drilling Corp. (a)	1,780,500	6,958,276
Shelf Drilling Ltd. (a)(b)	1,278,654	8,675,663
Trinidad Drilling Ltd. (a)	1,575,700	2,149,231
Xtreme Drilling & Coil Services Corp. (a)	1,801,400	2,719,355
		33,903,653
Oil & Gas Equipment & Services - 7.6%
Baker Hughes, a GE Co. Class A	1,709,800	56,372,106
Dril-Quip, Inc. (a)	40,153	2,114,055
Halliburton Co.	863,500	34,445,015
Liberty Oilfield Services, Inc. Class A (c)	389,600	7,651,744
NCS Multistage Holdings, Inc. (a)	225,078	3,662,019
RigNet, Inc. (a)	490,096	7,988,565
Schlumberger Ltd.	328,058	20,720,143
Smart Sand, Inc. (a)(c)	212,200	1,056,756
		134,010,403

TOTAL ENERGY EQUIPMENT & SERVICES		167,914,056

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	801,497	3,278,005
Machinery - 0.5%
Industrial Machinery - 0.5%
Cactus, Inc. (a)	107,800	3,684,604
Gardner Denver Holdings, Inc. (a)	143,500	4,012,260
ProPetro Holding Corp. (a)	75,800	1,153,676
		8,850,540
Oil, Gas & Consumable Fuels - 87.9%
Coal & Consumable Fuels - 0.3%
Peabody Energy Corp.	114,300	4,721,733
Integrated Oil & Gas - 17.2%
Cenovus Energy, Inc.	17,894	165,914
Chevron Corp.	1,231,723	145,909,905
Exxon Mobil Corp.	702,748	56,339,307
Occidental Petroleum Corp.	781,200	62,394,444
Suncor Energy, Inc.	995,400	40,975,393
		305,784,963
Oil & Gas Exploration & Production - 47.6%
Aker Bp ASA	50,600	1,792,026
Anadarko Petroleum Corp.	973,815	62,713,686
Berry Petroleum Corp.	635,900	10,422,401
Cabot Oil & Gas Corp.	1,576,100	37,558,463
California Resources Corp. (a)	91,400	3,796,756
Centennial Resource Development, Inc. Class A (a)	717,239	13,821,196
Concho Resources, Inc. (a)	314,728	43,164,945
ConocoPhillips Co.	309,500	22,726,585
Continental Resources, Inc. (a)	789,500	52,067,525
Denbury Resources, Inc. (a)	1,225,100	6,823,807
Devon Energy Corp.	1,152,100	49,459,653
Diamondback Energy, Inc.	533,500	64,596,180
Encana Corp.	3,741,300	49,539,972
Energen Corp. (a)	59,200	4,590,960
EOG Resources, Inc.	1,016,964	120,235,654
Extraction Oil & Gas, Inc. (a)	726,612	8,392,369
Gran Tierra Energy, Inc. (U.S.) (a)	1,995,600	6,884,820
Hess Corp.	379,200	25,535,328
Magnolia Oil & Gas Corp. (d)	909,000	12,598,740
Magnolia Oil & Gas Corp. Class A (a)	593,200	8,221,752
Noble Energy, Inc.	731,600	21,743,152
Parex Resources, Inc. (a)	1,113,800	16,002,874
Parsley Energy, Inc. Class A (a)	1,278,700	35,509,499
PDC Energy, Inc. (a)	323,751	17,058,440
Penn Virginia Corp. (a)	20,100	1,787,694
Pioneer Natural Resources Co.	405,399	70,823,205
Ring Energy, Inc.(a)	350,822	4,139,700
Viper Energy Partners LP	922,959	35,912,335
W&T Offshore, Inc. (a)	217,400	1,471,798
Whiting Petroleum Corp. (a)	525,900	26,773,569
WPX Energy, Inc. (a)	425,400	8,112,378
		844,277,462
Oil & Gas Refining & Marketing - 19.0%
Andeavor	232,500	35,523,675
Delek U.S. Holdings, Inc.	1,613,031	87,910,190
HollyFrontier Corp.	218,400	16,275,168
Marathon Petroleum Corp.	336,500	27,690,585
Phillips 66 Co.	636,573	75,440,266
Reliance Industries Ltd.	461,832	8,075,962
Valero Energy Corp.	732,900	86,394,252
		337,310,098
Oil & Gas Storage & Transport - 3.8%
Cheniere Energy, Inc. (a)	361,900	24,221,967
Enterprise Products Partners LP	355,800	10,175,880
Euronav NV	873,941	7,603,287
Golar LNG Ltd.	370,500	9,469,980
Noble Midstream Partners LP (a)(d)	101,027	4,424,983
Teekay LNG Partners LP	75,500	1,189,125
The Williams Companies, Inc.	329,862	9,760,617
		66,845,839

TOTAL OIL, GAS & CONSUMABLE FUELS		1,558,940,095

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.1%
SolarEdge Technologies, Inc. (a)(c)	24,000	1,150,800
TOTAL COMMON STOCKS
(Cost $1,394,405,372)		1,765,452,526

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.97% (e)	4,974,142	4,975,137
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	6,850,614	6,851,299
TOTAL MONEY MARKET FUNDS
(Cost $11,826,436)		11,826,436
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,406,231,808)		1,777,278,962
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,169,645)
NET ASSETS - 100%		$1,773,109,317

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,675,663 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,023,723 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Magnolia Oil & Gas Corp.	7/30/18	$9,090,000
Noble Midstream Partners LP	6/21/17	$4,086,542

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,581
Fidelity Securities Lending Cash Central Fund	69,699
Total	$191,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$40,309,609

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Canada	6.6%
Netherlands	1.3%
Bermuda	1.3%
Curacao	1.2%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,685,491) — See accompanying schedule: Unaffiliated issuers (cost $1,394,405,372)	$1,765,452,526
Fidelity Central Funds (cost $11,826,436)	11,826,436
Total Investment in Securities (cost $1,406,231,808)		$1,777,278,962
Foreign currency held at value (cost $1,915,060)		1,915,060
Receivable for investments sold		980,612
Receivable for fund shares sold		683,648
Dividends receivable		4,202,006
Distributions receivable from Fidelity Central Funds		31,113
Prepaid expenses		18,748
Other receivables		383,079
Total assets		1,785,493,228
Liabilities
Payable for fund shares redeemed	$3,152,957
Accrued management fee	803,688
Other affiliated payables	339,691
Other payables and accrued expenses	1,241,205
Collateral on securities loaned	6,846,370
Total liabilities		12,383,911
Net Assets		$1,773,109,317
Net Assets consist of:
Paid in capital		$1,644,783,467
Undistributed net investment income		6,223,667
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(248,162,299)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		370,264,482
Net Assets, for 37,344,123 shares outstanding		$1,773,109,317
Net Asset Value, offering price and redemption price per share ($1,773,109,317 ÷ 37,344,123 shares)		$47.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$16,139,229
Income from Fidelity Central Funds (including $69,699 from security lending)		191,280
Total income		16,330,509
Expenses
Management fee	$4,947,387
Transfer agent fees	1,759,934
Accounting and security lending fees	282,601
Custodian fees and expenses	26,778
Independent trustees' fees and expenses	4,532
Registration fees	54,354
Audit	26,977
Legal	11,118
Miscellaneous	8,774
Total expenses before reductions	7,122,455
Expense reductions	(155,879)
Total expenses after reductions		6,966,576
Net investment income (loss)		9,363,933
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $198,263)	7,200,045
Redemption in-kind with affiliated entities	76,585,161
Fidelity Central Funds	327
Foreign currency transactions	(63,007)
Total net realized gain (loss)		83,722,526
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $104,336)	169,339,233
Assets and liabilities in foreign currencies	(5,457)
Total change in net unrealized appreciation (depreciation)		169,333,776
Net gain (loss)		253,056,302
Net increase (decrease) in net assets resulting from operations		$262,420,235

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,363,933	$35,506,693
Net realized gain (loss)	83,722,526	16,320,584
Change in net unrealized appreciation (depreciation)	169,333,776	(167,310,997)
Net increase (decrease) in net assets resulting from operations	262,420,235	(115,483,720)
Distributions to shareholders from net investment income	–	(30,128,038)
Distributions to shareholders from net realized gain	–	(5,042,802)
Total distributions	–	(35,170,840)
Share transactions
Proceeds from sales of shares	293,694,685	394,144,620
Reinvestment of distributions	–	33,787,233
Cost of shares redeemed	(561,441,666)	(788,191,006)
Net increase (decrease) in net assets resulting from share transactions	(267,746,981)	(360,259,153)
Total increase (decrease) in net assets	(5,326,746)	(510,913,713)
Net Assets
Beginning of period	1,778,436,063	2,289,349,776
End of period	$1,773,109,317	$1,778,436,063
Other Information
Undistributed net investment income end of period	$6,223,667	$–
Distributions in excess of net investment income end of period	$–	$(3,140,266)
Shares
Sold	6,210,809	9,498,569
Issued in reinvestment of distributions	–	813,084
Redeemed	(12,233,423)	(18,855,556)
Net increase (decrease)	(6,022,614)	(8,543,903)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Energy Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.01	$44.10	$32.63	$45.64	$56.25	$54.81
Income from Investment Operations
Net investment income (loss)B	.24	.75C	.18	.42	.46	.44
Net realized and unrealized gain (loss)	6.23	(3.06)	11.58	(12.98)	(6.37)	7.86
Total from investment operations	6.47	(2.31)	11.76	(12.56)	(5.91)	8.30
Distributions from net investment income	–	(.68)	(.24)	(.39)	(.46)	(.46)
Distributions from net realized gain	–	(.10)	(.05)	(.07)	(4.23)	(6.40)
Total distributions	–	(.78)	(.29)	(.45)D	(4.70)E	(6.86)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$47.48	$41.01	$44.10	$32.63	$45.64	$56.25
Total ReturnG,H	15.78%	(5.27)%	36.05%	(27.61)%	(11.25)%	15.43%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.79%	.79%	.80%	.79%	.80%
Expenses net of fee waivers, if any	.78%K	.79%	.79%	.80%	.79%	.80%
Expenses net of all reductions	.76%K	.78%	.78%	.79%	.79%	.80%
Net investment income (loss)	1.02%K	1.82%C	.44%	1.03%	.85%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$1,773,109	$1,778,436	$2,289,350	$1,928,897	$2,179,828	$1,995,808
Portfolio turnover rateL	75%K,M	59%	93%M	79%	73%M	98%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.387 and distributions from net realized gain of $.066 per share.

 E Total distributions of $4.70 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $4.233 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Schlumberger Ltd.	21.2
Halliburton Co.	12.0
Baker Hughes, a GE Co. Class A	5.3
Oceaneering International, Inc.	4.7
Trinidad Drilling Ltd.	4.6
Shelf Drilling Ltd.	4.5
RigNet, Inc.	3.5
C&J Energy Services, Inc.	3.2
NCS Multistage Holdings, Inc.	3.1
Smart Sand, Inc.	2.9
65.0

Top Industries (% of fund's net assets)

As of August 31, 2018
Energy Equipment & Services	96.1%
Oil, Gas & Consumable Fuels	3.5%
Construction & Engineering	0.4%

Energy Service Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Construction & Engineering - 0.4%
Construction & Engineering - 0.4%
Enterprise Group, Inc. (a)(b)(c)	5,488,737	$1,682,371
Energy Equipment & Services - 96.1%
Oil & Gas Drilling - 18.8%
Borr Drilling Ltd. (a)(b)	373,964	1,551,838
Independence Contract Drilling, Inc. (a)	865,429	3,781,925
Nabors Industries Ltd.	1,707,878	10,537,607
Odfjell Drilling Ltd. (b)	2,107,082	9,397,026
Parker Drilling Co. (a)(b)	213,223	840,099
Patterson-UTI Energy, Inc.	184,800	3,165,624
Rowan Companies PLC (a)	110,900	1,557,036
Shelf Drilling Ltd. (a)(d)	2,630,135	17,845,457
Transocean Ltd. (United States) (a)	74,600	903,406
Trinidad Drilling Ltd. (a)	13,493,100	18,404,382
Xtreme Drilling & Coil Services Corp. (a)(c)	4,212,131	6,358,543
		74,342,943
Oil & Gas Equipment & Services - 77.3%
Archrock, Inc.	353,100	4,466,715
Baker Hughes, a GE Co. Class A	633,446	20,884,715
C&J Energy Services, Inc. (a)	596,451	12,495,648
CSI Compressco LP	1,516,306	8,961,368
Dril-Quip, Inc. (a)	173,100	9,113,715
Forum Energy Technologies, Inc. (a)	786,900	9,403,455
Frank's International NV (b)	405,183	3,577,766
Halliburton Co.	1,185,334	47,282,973
Helix Energy Solutions Group, Inc. (a)	532,929	4,988,215
McCoy Global, Inc. (a)	1,045,150	1,017,119
McDermott International, Inc. (a)	285,999	5,531,221
NCS Multistage Holdings, Inc. (a)(b)	762,738	12,409,747
Oceaneering International, Inc.	662,425	18,726,755
Ranger Energy Services, Inc. Class A	760,001	6,346,008
RigNet, Inc. (a)(b)	838,942	13,674,755
Schlumberger Ltd.	1,324,011	83,624,535
Smart Sand, Inc. (a)(b)(c)	2,337,421	11,640,357
Superior Drilling Products, Inc. (a)(c)	2,409,569	4,698,660
Superior Energy Services, Inc. (a)	428,700	3,858,300
TechnipFMC PLC	340,862	10,440,603
TETRA Technologies, Inc. (a)	1,412,661	6,484,114
TETRA Technologies, Inc. warrants 12/14/21 (a)	300,100	371,794
Weatherford International PLC (a)(b)	2,220,666	5,374,012
		305,372,550

TOTAL ENERGY EQUIPMENT & SERVICES		379,715,493

Oil, Gas & Consumable Fuels - 3.5%
Oil & Gas Exploration & Production - 1.8%
National Energy Services Reunited Corp. (a)	661,490	7,276,390
Oil & Gas Storage & Transport - 1.7%
Golar LNG Ltd.	72,833	1,861,611
StealthGas, Inc. (a)	1,352,670	4,815,505
		6,677,116

TOTAL OIL, GAS & CONSUMABLE FUELS		13,953,506

TOTAL COMMON STOCKS
(Cost $404,810,492)		395,351,370

Money Market Funds - 6.0%
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)
(Cost $23,607,813)	23,605,849	23,608,210
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $428,418,305)		418,959,580
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(23,721,966)
NET ASSETS - 100%		$395,237,614

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,845,457 or 4.5% of net assets.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,660
Fidelity Securities Lending Cash Central Fund	128,699
Total	$130,359

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Enterprise Group, Inc.	$1,669,745	$--	$28,077	$--	$(166,552)	$207,255	$1,682,371
RigNet, Inc.	12,615,390	2,688,745	3,989,000	--	243,460	2,116,160	--
Smart Sand, Inc.	9,281,173	8,726,507	2,346,079	--	(671,979)	(3,349,265)	11,640,357
Superior Drilling Products, Inc.	3,662,545	--	--	--	--	1,036,115	4,698,660
Trinidad Drilling Ltd.	15,876,309	4,676,931	1,351,007	--	(278,232)	(519,619)	--
Xtreme Drilling & Coil Services Corp.	7,164,828	22,836	--	--	--	(829,121)	6,358,543
Total	$50,269,990	$16,115,019	$7,714,163	$--	$(873,303)	$(1,338,475)	$24,379,931

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$395,351,370	$394,979,576	$371,794	$--
Money Market Funds	23,608,210	23,608,210	--	--
Total Investments in Securities:	$418,959,580	$418,587,786	$371,794	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$24,850,765

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	51.6%
Curacao	21.2%
Canada	6.8%
Bermuda	6.0%
Norway	4.5%
United Kingdom	3.0%
British Virgin Islands	1.8%
Panama	1.4%
Ireland	1.4%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,767,366) — See accompanying schedule: Unaffiliated issuers (cost $361,530,163)	$370,971,439
Fidelity Central Funds (cost $23,607,813)	23,608,210
Other affiliated issuers (cost $43,280,329)	24,379,931
Total Investment in Securities (cost $428,418,305)		$418,959,580
Receivable for investments sold		1,385,959
Receivable for fund shares sold		102,851
Dividends receivable		61,089
Distributions receivable from Fidelity Central Funds		46,253
Prepaid expenses		4,349
Other receivables		296,309
Total assets		420,856,390
Liabilities
Payable to custodian bank	$134,824
Payable for investments purchased	784,015
Payable for fund shares redeemed	740,833
Accrued management fee	180,327
Other affiliated payables	88,588
Other payables and accrued expenses	81,707
Collateral on securities loaned	23,608,482
Total liabilities		25,618,776
Net Assets		$395,237,614
Net Assets consist of:
Paid in capital		$530,082,119
Distributions in excess of net investment income		(1,376,869)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(124,006,853)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,460,783)
Net Assets, for 8,902,771 shares outstanding		$395,237,614
Net Asset Value, offering price and redemption price per share ($395,237,614 ÷ 8,902,771 shares)		$44.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$2,016,751
Income from Fidelity Central Funds (including $128,699 from security lending)		130,359
Total income		2,147,110
Expenses
Management fee	$1,154,048
Transfer agent fees	466,220
Accounting and security lending fees	86,308
Custodian fees and expenses	13,214
Independent trustees' fees and expenses	1,066
Registration fees	25,880
Audit	26,717
Legal	3,210
Interest	263
Miscellaneous	2,062
Total expenses before reductions	1,778,988
Expense reductions	(156,824)
Total expenses after reductions		1,622,164
Net investment income (loss)		524,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,949,880)
Fidelity Central Funds	(871)
Other affiliated issuers	(873,303)
Foreign currency transactions	(2,103)
Total net realized gain (loss)		(9,826,157)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	33,853,557
Fidelity Central Funds	(122)
Other affiliated issuers	(1,338,475)
Assets and liabilities in foreign currencies	(1,167)
Total change in net unrealized appreciation (depreciation)		32,513,793
Net gain (loss)		22,687,636
Net increase (decrease) in net assets resulting from operations		$23,212,582

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$524,946	$15,574,749
Net realized gain (loss)	(9,826,157)	(66,289,758)
Change in net unrealized appreciation (depreciation)	32,513,793	(68,938,397)
Net increase (decrease) in net assets resulting from operations	23,212,582	(119,653,406)
Distributions to shareholders from net investment income	–	(16,191,879)
Distributions to shareholders from net realized gain	–	(13,061,204)
Total distributions	–	(29,253,083)
Share transactions
Proceeds from sales of shares	55,150,628	170,298,959
Reinvestment of distributions	–	27,683,185
Cost of shares redeemed	(96,180,196)	(370,145,317)
Net increase (decrease) in net assets resulting from share transactions	(41,029,568)	(172,163,173)
Redemption fees	–	32,793
Total increase (decrease) in net assets	(17,816,986)	(321,036,869)
Net Assets
Beginning of period	413,054,600	734,091,469
End of period	$395,237,614	$413,054,600
Other Information
Distributions in excess of net investment income end of period	$(1,376,869)	$(1,901,815)
Shares
Sold	1,193,759	3,621,446
Issued in reinvestment of distributions	–	644,244
Redeemed	(2,117,397)	(7,858,391)
Net increase (decrease)	(923,638)	(3,592,701)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Energy Service Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$42.04	$54.70	$37.54	$54.34	$86.13	$74.01
Income from Investment Operations
Net investment income (loss)B	.11	1.41C	.17	.45	.45	.21
Net realized and unrealized gain (loss)	2.24	(10.86)	17.22	(16.85)	(23.10)	12.09
Total from investment operations	2.35	(9.45)	17.39	(16.40)	(22.65)	12.30
Distributions from net investment income	–	(1.77)	(.23)	(.40)	(.39)	(.18)
Distributions from net realized gain	–	(1.43)	–	–	(8.75)	–
Total distributions	–	(3.21)D	(.23)	(.40)	(9.14)	(.18)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$44.39	$42.04	$54.70	$37.54	$54.34	$86.13
Total ReturnF,G	5.59%	(17.41)%	46.36%	(30.30)%	(27.82)%	16.62%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.84%	.85%	.85%	.79%	.80%
Expenses net of fee waivers, if any	.83%J	.84%	.85%	.84%	.79%	.80%
Expenses net of all reductions	.76%J	.82%	.84%	.81%	.79%	.80%
Net investment income (loss)	.49%J	3.04%C	.36%	.92%	.56%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$395,238	$413,055	$734,091	$435,375	$698,803	$1,047,980
Portfolio turnover rateK	83%J	62%	96%	58%	55%	34%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $1.34 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%.

 D Total distributions of $3.21 per share is comprised of distributions from net investment income of $1.774 and distributions from net realized gain of $1.431 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
EOG Resources, Inc.	8.0
Schlumberger Ltd.	6.5
Anadarko Petroleum Corp.	6.4
Occidental Petroleum Corp.	5.5
Devon Energy Corp.	5.0
Noble Energy, Inc.	4.2
Enbridge, Inc.	3.7
RigNet, Inc.	3.4
Encana Corp.	3.2
The Williams Companies, Inc.	3.2
49.1

Top Industries (% of fund's net assets)

As of August 31, 2018
Oil, Gas & Consumable Fuels	70.1%
Energy Equipment & Services	20.1%
Gas Utilities	7.1%
Multi-Utilities	2.8%
Water Utilities	0.2%
All Others*	(0.3)%

* Includes short-term investments and net other assets (liabilities).

Natural Gas Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
Energy Equipment & Services - 20.1%
Oil & Gas Drilling - 3.7%
Borr Drilling Ltd. (a)	24,000	$99,593
Ensign Energy Services, Inc.	3,200	16,405
Nabors Industries Ltd.	313,500	1,934,295
Shelf Drilling Ltd. (a)(b)	984,200	6,677,794
Trinidad Drilling Ltd. (a)	1,020,800	1,392,356
		10,120,443
Oil & Gas Equipment & Services - 16.4%
Baker Hughes, a GE Co. Class A	179,800	5,928,006
C&J Energy Services, Inc. (a)	57,500	1,204,625
Dril-Quip, Inc. (a)	8,700	458,055
Forum Energy Technologies, Inc. (a)	41,300	493,535
Halliburton Co.	103,800	4,140,582
McDermott International, Inc. (a)	23,866	461,568
NCS Multistage Holdings, Inc. (a)	81,664	1,328,673
Oceaneering International, Inc.	64,000	1,809,280
Pason Systems, Inc.	15,600	254,621
Ranger Energy Services, Inc. Class A	12,036	100,501
RigNet, Inc. (a)	559,934	9,126,924
Schlumberger Ltd.	275,132	17,377,337
Smart Sand, Inc. (a)(c)	79,952	398,161
Superior Energy Services, Inc. (a)	34,300	308,700
TETRA Technologies, Inc. (a)	1,000	4,590
Weatherford International PLC (a)(c)	265,800	643,236
		44,038,394

TOTAL ENERGY EQUIPMENT & SERVICES		54,158,837

Gas Utilities - 7.1%
Gas Utilities - 7.1%
Atmos Energy Corp.	44,978	4,148,321
South Jersey Industries, Inc.	175,900	5,836,362
Southwest Gas Holdings, Inc.	60,000	4,639,200
Spire, Inc.	13,600	1,013,880
Valener, Inc.	217,900	3,347,812
		18,985,575
Multi-Utilities - 2.8%
Multi-Utilities - 2.8%
CenterPoint Energy, Inc.	126,700	3,520,993
NiSource, Inc.	150,100	4,063,207
		7,584,200
Oil, Gas & Consumable Fuels - 70.1%
Integrated Oil & Gas - 5.5%
Occidental Petroleum Corp.	185,100	14,783,937
Oil & Gas Exploration & Production - 47.0%
Advantage Oil & Gas Ltd. (a)	665,000	1,977,165
Anadarko Petroleum Corp.	266,920	17,189,648
Berry Petroleum Corp.	99,400	1,629,166
Cabot Oil & Gas Corp.	78,600	1,873,038
Callon Petroleum Co. (a)	24,300	274,590
Carrizo Oil & Gas, Inc. (a)	22,400	542,528
Cimarex Energy Co.	54,200	4,578,816
Concho Resources, Inc. (a)	33,400	4,580,810
ConocoPhillips Co.	107,100	7,864,353
Crew Energy, Inc. (a)	44,000	62,375
Devon Energy Corp.	314,387	13,496,634
Encana Corp.	651,000	8,620,138
EOG Resources, Inc.	181,400	21,446,922
EQT Corp.	71,123	3,628,695
Gulfport Energy Corp. (a)	157,300	1,849,848
Hess Corp.	15,000	1,010,100
Lekoil Ltd. (a)	5,613,100	1,286,228
Magnolia Oil & Gas Corp. (d)	120,000	1,663,200
Magnolia Oil & Gas Corp. Class A (a)	57,900	802,494
Marathon Oil Corp.	45,600	980,856
National Energy Services Reunited Corp. (a)	285,000	3,135,000
Newfield Exploration Co. (a)	50,700	1,383,096
Noble Energy, Inc.	384,600	11,430,312
Parsley Energy, Inc. Class A (a)	28,000	777,560
PDC Energy, Inc. (a)	150,700	7,940,383
Pioneer Natural Resources Co.	4,800	838,560
Range Resources Corp.	41,400	679,788
Savannah Petroleum PLC (a)	4,290,700	1,440,734
Seven Generations Energy Ltd. (a)	62,500	735,632
Surge Energy, Inc. (c)	759,200	1,332,236
WPX Energy, Inc. (a)	73,200	1,395,924
		126,446,829
Oil & Gas Storage & Transport - 17.6%
Cheniere Energy, Inc. (a)	12,400	829,932
Enbridge, Inc.	288,100	9,826,307
Enbridge, Inc.	4,300	146,931
Enterprise Products Partners LP	137,100	3,921,060
Keyera Corp.	53,500	1,474,222
Kinder Morgan, Inc.	464,400	8,219,880
ONEOK, Inc.	54,800	3,611,868
Pembina Pipeline Corp.	25,300	862,914
Targa Resources Corp.	53,900	2,968,273
The Williams Companies, Inc.	289,800	8,575,182
TransCanada Corp.	154,000	6,558,866
TransCanada Corp.	8,100	345,060
		47,340,495

TOTAL OIL, GAS & CONSUMABLE FUELS		188,571,261

Water Utilities - 0.2%
Water Utilities - 0.2%
Select Energy Services, Inc. Class A (a)	47,200	644,280
TOTAL COMMON STOCKS
(Cost $310,842,306)		269,944,153

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)
(Cost $2,263,104)	2,262,660	2,262,887
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $313,105,410)		272,207,040
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(3,042,454)
NET ASSETS - 100%		$269,164,586

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,677,794 or 2.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,663,200 or 0.6% of net assets.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Magnolia Oil & Gas Corp.	7/30/18	$1,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,031
Fidelity Securities Lending Cash Central Fund	18,926
Total	$29,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,000,310

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.0%
Canada	13.7%
Curacao	6.5%
Norway	2.5%
British Virgin Islands	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,094,859) — See accompanying schedule: Unaffiliated issuers (cost $310,842,306)	$269,944,153
Fidelity Central Funds (cost $2,263,104)	2,262,887
Total Investment in Securities (cost $313,105,410)		$272,207,040
Receivable for investments sold		1,036,279
Receivable for fund shares sold		70,690
Dividends receivable		286,174
Distributions receivable from Fidelity Central Funds		6,276
Prepaid expenses		2,571
Other receivables		65,364
Total assets		273,674,394
Liabilities
Payable to custodian bank	$399,119
Payable for investments purchased	802,056
Payable for fund shares redeemed	791,518
Accrued management fee	123,170
Other affiliated payables	68,287
Other payables and accrued expenses	65,233
Collateral on securities loaned	2,260,425
Total liabilities		4,509,808
Net Assets		$269,164,586
Net Assets consist of:
Paid in capital		$787,024,863
Distributions in excess of net investment income		(3,476,475)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(473,485,119)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(40,898,683)
Net Assets, for 10,696,596 shares outstanding		$269,164,586
Net Asset Value, offering price and redemption price per share ($269,164,586 ÷ 10,696,596 shares)		$25.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$2,275,197
Income from Fidelity Central Funds (including $18,926 from security lending)		29,957
Total income		2,305,154
Expenses
Management fee	$722,680
Transfer agent fees	348,602
Accounting and security lending fees	52,701
Custodian fees and expenses	13,148
Independent trustees' fees and expenses	647
Registration fees	19,892
Audit	18,487
Legal	1,868
Miscellaneous	5,584
Total expenses before reductions	1,183,609
Expense reductions	(43,114)
Total expenses after reductions		1,140,495
Net investment income (loss)		1,164,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,229,894)
Fidelity Central Funds	(145)
Foreign currency transactions	(1,431)
Total net realized gain (loss)		(29,231,470)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	68,290,409
Fidelity Central Funds	167
Assets and liabilities in foreign currencies	1,927
Total change in net unrealized appreciation (depreciation)		68,292,503
Net gain (loss)		39,061,033
Net increase (decrease) in net assets resulting from operations		$40,225,692

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,164,659	$7,875,785
Net realized gain (loss)	(29,231,470)	(56,974,170)
Change in net unrealized appreciation (depreciation)	68,292,503	(18,859,992)
Net increase (decrease) in net assets resulting from operations	40,225,692	(67,958,377)
Distributions to shareholders from net investment income	–	(8,092,750)
Distributions to shareholders from net realized gain	(1,257,826)	(3,721,773)
Total distributions	(1,257,826)	(11,814,523)
Share transactions
Proceeds from sales of shares	44,040,280	91,904,830
Reinvestment of distributions	1,185,845	11,138,646
Cost of shares redeemed	(53,397,612)	(264,791,683)
Net increase (decrease) in net assets resulting from share transactions	(8,171,487)	(161,748,207)
Redemption fees	–	10,206
Total increase (decrease) in net assets	30,796,379	(241,510,901)
Net Assets
Beginning of period	238,368,207	479,879,108
End of period	$269,164,586	$238,368,207
Other Information
Distributions in excess of net investment income end of period	$(3,476,475)	$(4,641,134)
Shares
Sold	1,792,259	3,833,010
Issued in reinvestment of distributions	54,372	487,783
Redeemed	(2,183,388)	(10,575,399)
Net increase (decrease)	(336,757)	(6,254,606)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Natural Gas Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.60	$27.76	$17.83	$32.05	$39.16	$32.86
Income from Investment Operations
Net investment income (loss)B	.13	.61C	.13	.33	.34	.35
Net realized and unrealized gain (loss)	3.55	(5.83)	9.98	(14.16)	(7.03)	6.61
Total from investment operations	3.68	(5.22)	10.11	(13.83)	(6.69)	6.96
Distributions from net investment income	–	(.65)	(.15)	(.39)	(.38)	(.33)
Distributions from net realized gain	(.12)	(.29)	(.03)	–	(.04)	(.32)
Total distributions	(.12)	(.94)	(.18)	(.39)	(.42)	(.66)D
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$25.16	$21.60	$27.76	$17.83	$32.05	$39.16
Total ReturnF,G	17.11%	(18.97)%	56.75%	(43.29)%	(17.15)%	21.28%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.89%	.87%	.89%	.82%	.84%
Expenses net of fee waivers, if any	.88%J	.89%	.87%	.88%	.82%	.84%
Expenses net of all reductions	.85%J	.87%	.87%	.88%	.82%	.84%
Net investment income (loss)	1.03%J	2.52%C	.50%	1.24%	.84%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$269,165	$238,368	$479,879	$255,990	$530,285	$840,514
Portfolio turnover rateK	105%J	69%	76%	62%	147%L	135%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.45 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.332 and distributions from net realized gain of $.324 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Chevron Corp.	8.0
Suncor Energy, Inc.	5.7
EOG Resources, Inc.	5.1
Anadarko Petroleum Corp.	4.2
Phillips 66 Co.	3.9
The Williams Companies, Inc.	3.7
Delek U.S. Holdings, Inc.	3.5
Pioneer Natural Resources Co.	3.4
Devon Energy Corp.	3.3
Canadian Natural Resources Ltd.	2.9
43.7

Top Industries (% of fund's net assets)

As of August 31, 2018
Oil, Gas & Consumable Fuels	73.0%
Energy Equipment & Services	11.2%
Containers & Packaging	5.5%
Metals & Mining	5.5%
Chemicals	1.9%
All Others*	2.9%

* Includes short-term investments and net other assets (liabilities).

Natural Resources Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Chemicals - 1.9%
Commodity Chemicals - 1.9%
LyondellBasell Industries NV Class A	178,700	$20,153,786
Construction Materials - 1.3%
Construction Materials - 1.3%
Eagle Materials, Inc.	66,800	6,167,644
Summit Materials, Inc.	333,300	7,089,291
		13,256,935
Containers & Packaging - 5.5%
Metal & Glass Containers - 1.3%
Ball Corp.	329,200	13,786,896
Paper Packaging - 4.2%
Avery Dennison Corp.	115,700	12,169,326
Graphic Packaging Holding Co.	328,300	4,668,426
Packaging Corp. of America	125,300	13,772,976
WestRock Co.	234,000	12,888,720
		43,499,448

TOTAL CONTAINERS & PACKAGING		57,286,344

Energy Equipment & Services - 11.2%
Oil & Gas Drilling - 1.3%
Nabors Industries Ltd.	517,520	3,193,098
Odfjell Drilling Ltd.	590,700	2,634,365
Shelf Drilling Ltd. (a)(b)	759,800	5,155,240
Trinidad Drilling Ltd. (a)	856,400	1,168,116
Xtreme Drilling & Coil Services Corp. (a)	1,059,900	1,600,002
		13,750,821
Oil & Gas Equipment & Services - 9.9%
Baker Hughes, a GE Co. Class A	840,700	27,717,879
Dril-Quip, Inc. (a)	113,925	5,998,151
Halliburton Co.	738,300	29,450,787
Liberty Oilfield Services, Inc. Class A	19,500	382,980
National Oilwell Varco, Inc.	209,400	9,856,458
NCS Multistage Holdings, Inc. (a)	174,500	2,839,115
Oceaneering International, Inc.	187,200	5,292,144
RigNet, Inc. (a)	270,230	4,404,749
Schlumberger Ltd.	169,565	10,709,725
Tenaris SA sponsored ADR	202,000	6,775,080
		103,427,068

TOTAL ENERGY EQUIPMENT & SERVICES		117,177,889

Machinery - 0.1%
Industrial Machinery - 0.1%
ProPetro Holding Corp. (a)	108,200	1,646,804
Metals & Mining - 5.5%
Copper - 0.5%
Freeport-McMoRan, Inc.	344,400	4,838,820
Gold - 5.0%
Agnico Eagle Mines Ltd. (Canada)	460,500	15,872,253
Franco-Nevada Corp.	387,300	24,757,522
Randgold Resources Ltd. sponsored ADR	186,673	12,187,880
		52,817,655

TOTAL METALS & MINING		57,656,475

Oil, Gas & Consumable Fuels - 73.0%
Coal & Consumable Fuels - 0.2%
Pinnacle Renewable Holds, Inc.	157,200	1,883,991
Integrated Oil & Gas - 15.4%
Cenovus Energy, Inc.	1,968,900	18,255,701
Chevron Corp.	702,798	83,253,453
Suncor Energy, Inc.	1,461,000	60,141,701
		161,650,855
Oil & Gas Exploration & Production - 38.2%
Anadarko Petroleum Corp.	681,400	43,882,160
Cabot Oil & Gas Corp.	754,100	17,970,203
Canadian Natural Resources Ltd.	894,200	30,532,990
Centennial Resource Development, Inc. Class A (a)	377,100	7,266,717
Cimarex Energy Co.	130,900	11,058,432
Continental Resources, Inc. (a)	327,700	21,611,815
Devon Energy Corp.	812,600	34,884,918
Diamondback Energy, Inc.	176,600	21,382,728
Encana Corp.	2,007,200	26,578,097
EOG Resources, Inc.	451,300	53,357,199
EQT Corp.	315,000	16,071,300
Extraction Oil & Gas, Inc. (a)	607,232	7,013,530
Magnolia Oil & Gas Corp. (c)	1,000,000	13,860,000
Magnolia Oil & Gas Corp. Class A (a)	793,400	10,996,524
Noble Energy, Inc.	82,700	2,457,844
Parsley Energy, Inc. Class A (a)	630,900	17,520,093
PDC Energy, Inc. (a)	135,300	7,128,957
Pioneer Natural Resources Co.	205,700	35,935,790
PrairieSky Royalty Ltd.	231,238	4,252,653
Viper Energy Partners LP	414,600	16,132,086
		399,894,036
Oil & Gas Refining & Marketing - 10.0%
Andeavor	134,000	20,473,860
Delek U.S. Holdings, Inc.	667,004	36,351,718
Phillips 66 Co.	341,016	40,413,806
Reliance Industries Ltd.	447,286	7,821,599
		105,060,983
Oil & Gas Storage & Transport - 9.2%
Cheniere Energy, Inc. (a)	313,000	20,949,090
Enterprise Products Partners LP	708,200	20,254,520
GasLog Partners LP	93,200	2,264,760
Golar LNG Ltd.	185,400	4,738,824
Noble Midstream Partners LP	155,737	6,821,281
Noble Midstream Partners LP (a)(c)	43,718	1,914,848
Teekay LNG Partners LP	50,500	795,375
The Williams Companies, Inc.	1,316,600	38,958,194
		96,696,892

TOTAL OIL, GAS & CONSUMABLE FUELS		765,186,757

Paper & Forest Products - 0.4%
Forest Products - 0.4%
Western Forest Products, Inc.	2,625,200	4,586,556
TOTAL COMMON STOCKS
(Cost $915,122,117)		1,036,951,546

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.97% (d)
(Cost $10,163,411)	10,161,379	10,163,411
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $925,285,528)		1,047,114,957
NET OTHER ASSETS (LIABILITIES) - 0.1%		884,326
NET ASSETS - 100%		$1,047,999,283

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,155,240 or 0.5% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,774,848 or 1.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Magnolia Oil & Gas Corp.	7/30/18	$10,000,000
Noble Midstream Partners LP	6/21/17	$1,768,393

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,253
Fidelity Securities Lending Cash Central Fund	12,986
Total	$110,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$15,458,768

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.8%
Canada	17.9%
Netherlands	1.9%
Bailiwick of Jersey	1.2%
Curacao	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $915,122,117)	$1,036,951,546
Fidelity Central Funds (cost $10,163,411)	10,163,411
Total Investment in Securities (cost $925,285,528)		$1,047,114,957
Cash		5,745
Receivable for fund shares sold		1,427,194
Dividends receivable		1,785,272
Distributions receivable from Fidelity Central Funds		11,150
Prepaid expenses		9,843
Other receivables		162,433
Total assets		1,050,516,594
Liabilities
Payable for fund shares redeemed	$1,031,586
Accrued management fee	472,958
Transfer agent fee payable	191,383
Other affiliated payables	28,876
Other payables and accrued expenses	792,508
Total liabilities		2,517,311
Net Assets		$1,047,999,283
Net Assets consist of:
Paid in capital		$1,066,338,397
Undistributed net investment income		3,577,667
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(143,043,928)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		121,127,147
Net Assets, for 34,348,501 shares outstanding		$1,047,999,283
Net Asset Value, offering price and redemption price per share ($1,047,999,283 ÷ 34,348,501 shares)		$30.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$9,179,080
Income from Fidelity Central Funds (including $12,986 from security lending)		110,239
Total income		9,289,319
Expenses
Management fee	$2,784,174
Transfer agent fees	1,106,350
Accounting and security lending fees	171,097
Custodian fees and expenses	13,396
Independent trustees' fees and expenses	2,485
Registration fees	30,203
Audit	26,022
Legal	5,433
Miscellaneous	17,424
Total expenses before reductions	4,156,584
Expense reductions	(141,565)
Total expenses after reductions		4,015,019
Net investment income (loss)		5,274,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,909,467
Fidelity Central Funds	2,107
Foreign currency transactions	(8,690)
Total net realized gain (loss)		3,902,884
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $374,923)	92,004,476
Fidelity Central Funds	(356)
Assets and liabilities in foreign currencies	(105)
Total change in net unrealized appreciation (depreciation)		92,004,015
Net gain (loss)		95,906,899
Net increase (decrease) in net assets resulting from operations		$101,181,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,274,300	$13,842,090
Net realized gain (loss)	3,902,884	33,612,671
Change in net unrealized appreciation (depreciation)	92,004,015	(80,935,670)
Net increase (decrease) in net assets resulting from operations	101,181,199	(33,480,909)
Distributions to shareholders from net investment income	(439,816)	(12,904,948)
Distributions to shareholders from net realized gain	(33,837)	(719,094)
Total distributions	(473,653)	(13,624,042)
Share transactions
Proceeds from sales of shares	164,774,631	293,810,856
Reinvestment of distributions	458,734	13,165,643
Cost of shares redeemed	(128,675,104)	(261,241,461)
Net increase (decrease) in net assets resulting from share transactions	36,558,261	45,735,038
Redemption fees	–	13,793
Total increase (decrease) in net assets	137,265,807	(1,356,120)
Net Assets
Beginning of period	910,733,476	912,089,596
End of period	$1,047,999,283	$910,733,476
Other Information
Undistributed net investment income end of period	$3,577,667	$–
Distributions in excess of net investment income end of period	$–	$(1,256,817)
Shares
Sold	5,473,091	10,604,222
Issued in reinvestment of distributions	16,369	472,915
Redeemed	(4,245,361)	(9,288,677)
Net increase (decrease)	1,244,099	1,788,460

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Natural Resources Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.51	$29.13	$21.80	$31.49	$37.85	$34.10
Income from Investment Operations
Net investment income (loss)B	.18	.43C	.10	.18	.21	.20
Net realized and unrealized gain (loss)	2.83	(1.64)	7.42	(9.69)	(4.55)	4.52
Total from investment operations	3.01	(1.21)	7.52	(9.51)	(4.34)	4.72
Distributions from net investment income	(.01)	(.39)	(.11)	(.18)	(.15)	(.10)
Distributions from net realized gain	–D	(.02)	(.08)	–	(1.87)	(.88)
Total distributions	(.01)	(.41)	(.19)	(.18)	(2.02)	(.97)E
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$30.51	$27.51	$29.13	$21.80	$31.49	$37.85
Total ReturnF,G	10.96%	(4.16)%	34.54%	(30.22)%	(11.45)%	13.97%
Ratios to Average Net AssetsH,I
Expenses before reductions	.81%J	.83%	.84%	.86%	.82%	.84%
Expenses net of fee waivers, if any	.80%J	.83%	.84%	.86%	.82%	.84%
Expenses net of all reductions	.78%J	.82%	.83%	.85%	.82%	.83%
Net investment income (loss)	1.18%J	1.54%C	.35%	.66%	.55%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,047,999	$910,733	$912,090	$462,869	$761,078	$949,394
Portfolio turnover rateK	10%J	78%	84%	78%	87%	99%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.31 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.97 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.877 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Natural Resources Portfolio may also invest in certain precious metals. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Energy Portfolio, Energy Service Portfolio and Natural Resources Portfolio, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $157,659 for Energy Portfolio, $53,189 for Energy Service Portfolio and $61,803 for Natural Resources Portfolio are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, certain deemed distributions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Energy Portfolio	$1,409,704,987	$417,247,681	$(49,673,706)	$367,573,975
Energy Service Portfolio	432,480,367	44,944,992	(58,465,779)	(13,520,787)
Natural Gas Portfolio	316,545,862	16,354,527	(60,693,349)	(44,338,822)
Natural Resources Portfolio	927,411,178	194,696,174	(74,992,395)	119,703,779

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019
Natural Gas Portfolio	$(215,752,708)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Energy Portfolio	$(217,837,105)	$(112,114,619)	$(329,951,724)	$(329,951,724)
Energy Service Portfolio	(24,382,712)	(73,471,765)	(97,854,477)	(97,854,477)
Natural Gas Portfolio	(62,916,685)	(165,266,498)	(228,183,183)	(443,935,891)
Natural Resources Portfolio	(65,548,621)	(80,404,143)	(145,952,764)	(145,952,764)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	684,370,852	707,021,682
Energy Service Portfolio	175,870,331	214,875,533
Natural Gas Portfolio	140,606,136	147,476,484
Natural Resources Portfolio	84,900,337	49,445,413

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.24%	.54%
Energy Service Portfolio	.30%	.24%	.54%
Natural Gas Portfolio	.30%	.24%	.54%
Natural Resources Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.19%
Energy Service Portfolio	.22%
Natural Gas Portfolio	.26%
Natural Resources Portfolio	.21%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Energy Portfolio	.03
Energy Service Portfolio	.04
Natural Gas Portfolio	.04
Natural Resources Portfolio	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$18,513
Energy Service Portfolio	9,547
Natural Gas Portfolio	3,611
Natural Resources Portfolio	1,363

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Service Portfolio	Borrower	$2,834,500	1.67%	$263

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 5,345,534 shares of Energy Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $239,961,028. The net realized gain of $76,585,161 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Energy Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$2,623
Energy Service Portfolio	628
Natural Gas Portfolio	369
Natural Resources Portfolio	1,402

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Energy Portfolio	$147,202	$–
Energy Service Portfolio	154,950	–
Natural Gas Portfolio	41,776	–
Natural Resources Portfolio	137,163	88

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Energy Portfolio	$8,677
Energy Service Portfolio	1,874
Natural Gas Portfolio	1,338
Natural Resources Portfolio	4,314

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

Strategic Advisers Value Fund
Energy Portfolio	10%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Energy Portfolio	.78%
Actual		$1,000.00	$1,157.80	$4.24
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Energy Service Portfolio	.83%
Actual		$1,000.00	$1,055.90	$4.30
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Natural Gas Portfolio	.88%
Actual		$1,000.00	$1,171.10	$4.82
Hypothetical-C		$1,000.00	$1,020.77	$4.48
Natural Resources Portfolio	.80%
Actual		$1,000.00	$1,109.60	$4.25
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELNR-SANN-1018
1.813654.113

Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

Medical Technology and Devices Portfolio

Pharmaceuticals Portfolio

Semi-Annual Report

August 31, 2018

Contents

Biotechnology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Medical Technology and Devices Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Biotechnology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Amgen, Inc.	7.5
Biogen, Inc.	4.9
Gilead Sciences, Inc.	4.3
Celgene Corp.	3.7
Alexion Pharmaceuticals, Inc.	3.1
Neurocrine Biosciences, Inc.	2.6
Vertex Pharmaceuticals, Inc.	2.6
Regeneron Pharmaceuticals, Inc.	2.5
Sarepta Therapeutics, Inc.	2.2
Alnylam Pharmaceuticals, Inc.	2.0
35.4

Top Industries (% of fund's net assets)

As of August 31, 2018
Biotechnology	88.9%
Pharmaceuticals	8.2%
Health Care Equipment & Supplies	0.7%
Health Care Providers & Services	0.5%
Life Sciences Tools & Services	0.5%
All Others*	1.2%

* Includes short-term investments and net other assets (liabilities).

Biotechnology Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Biotechnology - 87.5%
Biotechnology - 87.5%
AbbVie, Inc.	13,285	$1,275,094
Abeona Therapeutics, Inc. (a)	1,094,773	16,859,504
AC Immune SA (a)	1,020,732	9,482,600
ACADIA Pharmaceuticals, Inc. (a)	2,882,880	40,994,554
Acceleron Pharma, Inc. (a)	2,061,980	111,388,160
Acorda Therapeutics, Inc. (a)	1,828,214	52,652,563
Adamas Pharmaceuticals, Inc. (a)(b)	416,469	9,591,281
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	724,842	8,350,180
Aduro Biotech, Inc. (a)	2,384,964	17,648,734
Adverum Biotechnologies, Inc. (a)(b)	807,715	6,138,634
Aerpio Pharmaceuticals, Inc. (a)	848,673	3,029,763
Agenus, Inc. (a)(b)	627,118	1,385,931
Agios Pharmaceuticals, Inc. (a)	422,733	34,123,008
Aimmune Therapeutics, Inc. (a)	1,121,571	31,303,047
Akebia Therapeutics, Inc. (a)	674,878	5,540,748
Albireo Pharma, Inc. (a)	481,000	16,632,980
Alder Biopharmaceuticals, Inc. (a)	1,139,495	20,624,860
Aldeyra Therapeutics, Inc. (a)	962,952	8,136,944
Alexion Pharmaceuticals, Inc. (a)	2,313,314	282,779,503
Alkermes PLC (a)	1,577,474	70,733,934
Allena Pharmaceuticals, Inc. (a)(c)	42,340	461,506
Allena Pharmaceuticals, Inc. (c)(d)	1,447,443	15,777,129
Alnylam Pharmaceuticals, Inc. (a)	1,485,678	182,248,120
AMAG Pharmaceuticals, Inc. (a)	364,977	8,905,439
Amarin Corp. PLC ADR (a)	745,631	2,356,194
Amgen, Inc.	3,398,082	678,970,762
Amicus Therapeutics, Inc. (a)	3,953,862	53,298,060
AnaptysBio, Inc. (a)	448,116	39,721,002
Apellis Pharmaceuticals, Inc. (a)	618,134	11,967,074
Arena Pharmaceuticals, Inc. (a)	1,188,073	46,144,755
Argenx SE ADR (a)	814,892	76,461,316
Array BioPharma, Inc. (a)	8,012,649	124,756,945
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,106,432	16,330,936
Arsanis, Inc. (a)	93,374	213,826
Ascendis Pharma A/S sponsored ADR (a)	511,767	36,325,222
Atara Biotherapeutics, Inc. (a)(b)	1,515,643	62,065,581
aTyr Pharma, Inc. (a)(b)	970,388	700,523
Audentes Therapeutics, Inc. (a)	702,014	25,553,310
AVROBIO, Inc. (b)	436,704	15,000,782
Bellicum Pharmaceuticals, Inc. (a)(b)	1,294,778	9,361,245
BioCryst Pharmaceuticals, Inc. (a)	3,287,837	23,540,913
Biogen, Inc. (a)	1,257,244	444,423,182
Biohaven Pharmaceutical Holding Co. Ltd. (a)	979,890	37,098,635
BioMarin Pharmaceutical, Inc. (a)	1,187,671	118,743,347
BioTime, Inc. warrants 10/1/18 (a)	30,113	804
bluebird bio, Inc. (a)	437,819	73,684,938
Blueprint Medicines Corp. (a)	1,709,411	131,060,541
Cara Therapeutics, Inc. (a)(b)	515,775	10,403,182
Celgene Corp. (a)	3,584,318	338,538,835
Chimerix, Inc. (a)	1,871,867	7,468,749
Cidara Therapeutics, Inc. (a)(b)	980,786	4,168,341
Clovis Oncology, Inc. (a)	1,086,770	38,852,028
Coherus BioSciences, Inc. (a)	609,487	12,281,163
Constellation Pharmaceuticals, Inc. (a)	344,500	3,586,245
Corbus Pharmaceuticals Holdings, Inc. (a)(b)(c)	3,247,467	18,997,682
Corvus Pharmaceuticals, Inc. (a)(b)(c)	1,742,709	19,100,091
Crinetics Pharmaceuticals, Inc. (a)(b)	937,500	28,115,625
CRISPR Therapeutics AG (a)(b)	123,236	6,983,784
CTI BioPharma Corp. (a)	1,035,400	1,946,552
Cytokinetics, Inc. (a)	921,449	7,279,447
CytomX Therapeutics, Inc. (a)	120,181	2,702,871
CytomX Therapeutics, Inc. (a)(d)	287,485	6,465,538
Deciphera Pharmaceuticals, Inc. (a)	791,662	29,283,577
Denali Therapeutics, Inc. (a)(b)	729,752	14,325,032
Dicerna Pharmaceuticals, Inc. (a)(b)	787,598	12,483,428
Dynavax Technologies Corp. (a)(b)	1,274,698	17,654,567
Eagle Pharmaceuticals, Inc. (a)	220,308	15,229,892
Editas Medicine, Inc. (a)	151,818	4,984,185
Emergent BioSolutions, Inc. (a)	354,310	21,967,220
Enanta Pharmaceuticals, Inc. (a)	264,467	24,047,984
Epizyme, Inc. (a)	2,866,777	33,827,969
Esperion Therapeutics, Inc. (a)(b)	616,884	30,529,589
Evelo Biosciences, Inc. (b)	120,400	1,621,788
Exact Sciences Corp. (a)	1,375,200	102,988,728
Exelixis, Inc. (a)	1,901,840	35,735,574
Fate Therapeutics, Inc. (a)	2,251,987	29,028,112
FibroGen, Inc. (a)	1,865,419	114,070,372
Five Prime Therapeutics, Inc. (a)	651,600	9,122,400
Forty Seven, Inc.	273,700	4,056,234
Galapagos Genomics NV sponsored ADR (a)	468,875	47,525,170
Genmab A/S (a)	113,422	19,621,289
Genomic Health, Inc. (a)	192,123	11,752,164
GenSight Biologics SA (a)(b)(d)	446,320	1,139,745
Geron Corp. (a)(b)	8,832,465	50,610,024
Gilead Sciences, Inc.	5,144,607	389,601,088
Global Blood Therapeutics, Inc. (a)	1,404,843	68,767,065
GlycoMimetics, Inc. (a)	168,850	2,485,472
GTx, Inc. (a)(b)	762,849	18,247,348
Halozyme Therapeutics, Inc. (a)	2,024,450	37,270,125
Heron Therapeutics, Inc. (a)	1,484,379	57,222,810
Histogenics Corp. (a)	1,092,486	3,190,059
Homology Medicines, Inc. (a)(b)	35,667	593,856
Idera Pharmaceuticals, Inc. (a)(b)	367,669	3,845,818
Immune Design Corp. (a)	507,057	1,926,817
ImmunoGen, Inc. (a)	5,221,673	53,208,848
Immunomedics, Inc. (a)(b)	5,265,483	140,904,325
Insmed, Inc. (a)	85,600	1,706,008
Intellia Therapeutics, Inc. (a)(b)	122,932	3,802,287
Intercept Pharmaceuticals, Inc. (a)(b)	805,525	90,057,695
Intrexon Corp. (a)(b)	188,053	2,892,255
Ionis Pharmaceuticals, Inc. (a)	2,524,877	115,361,630
Iovance Biotherapeutics, Inc. (a)	1,142,200	20,216,940
Ironwood Pharmaceuticals, Inc. Class A (a)	3,802,820	73,166,257
Jounce Therapeutics, Inc. (a)(b)	1,053,274	8,268,201
Karyopharm Therapeutics, Inc. (a)	1,134,043	23,871,605
Keryx Biopharmaceuticals, Inc. (a)(b)	207,834	708,714
Kezar Life Sciences, Inc.(c)	957,446	16,535,092
Kiniksa Pharmaceuticals Ltd.	151,555	3,340,272
Krystal Biotech, Inc. (c)	935,400	15,349,914
Kura Oncology, Inc. (a)(c)	2,380,817	48,806,749
La Jolla Pharmaceutical Co. (a)(b)	1,189,798	27,412,946
Leap Therapeutics, Inc. (a)(c)	840,724	6,196,136
Lexicon Pharmaceuticals, Inc. (a)(b)	1,978,704	22,893,605
Ligand Pharmaceuticals, Inc. Class B (a)	229,798	59,676,243
Loxo Oncology, Inc. (a)	846,934	143,114,907
Macrogenics, Inc. (a)	1,662,631	36,361,740
Madrigal Pharmaceuticals, Inc. (a)	34,241	8,190,790
MannKind Corp. (a)(b)	1,402,861	1,543,147
MediciNova, Inc. (a)(b)	452,302	5,504,515
Minerva Neurosciences, Inc. (a)(c)	2,809,214	29,215,826
Miragen Therapeutics, Inc. (a)(c)	2,888,656	17,938,554
Mirati Therapeutics, Inc. (a)	421,688	23,846,456
Momenta Pharmaceuticals, Inc. (a)	1,203,956	31,904,834
Natera, Inc. (a)	798,331	22,065,869
Neurocrine Biosciences, Inc. (a)	1,897,351	233,279,305
Novavax, Inc. (a)(b)	3,245,621	5,063,169
Novelion Therapeutics, Inc. (a)(b)	24,907	94,148
Oragenics, Inc. (a)	155,806	66,997
Ovid Therapeutics, Inc. (a)	780,257	5,204,314
Pharming Group NV (a)(b)	19,512,456	28,786,985
Portola Pharmaceuticals, Inc. (a)(b)	713,003	21,283,140
Progenics Pharmaceuticals, Inc. (a)	1,064,948	8,338,543
Protagonist Therapeutics, Inc. (a)	630,863	6,075,211
Prothena Corp. PLC (a)	769,935	11,718,411
PTC Therapeutics, Inc. (a)	2,114,419	88,255,849
Puma Biotechnology, Inc. (a)	768,523	33,776,586
Ra Pharmaceuticals, Inc. (a)	64,588	787,974
Radius Health, Inc. (a)(b)	1,037,528	21,341,951
Regeneron Pharmaceuticals, Inc. (a)	567,663	230,896,925
REGENXBIO, Inc. (a)	835,208	58,840,404
Regulus Therapeutics, Inc. (a)(b)	4,283,551	992,499
Repligen Corp. (a)	676,586	37,131,040
Replimune Group, Inc. (a)	165,300	3,188,637
Retrophin, Inc. (a)	768,645	24,358,360
Rigel Pharmaceuticals, Inc. (a)	1,187,439	4,049,167
Rocket Pharmaceuticals, Inc. (a)	655,538	15,634,581
Rubius Therapeutics, Inc. (a)	82,600	2,074,912
Sage Therapeutics, Inc. (a)	932,893	153,237,004
Sangamo Therapeutics, Inc. (a)	2,095,862	38,249,482
Sarepta Therapeutics, Inc. (a)	1,474,403	203,526,590
Scholar Rock Holding Corp. (c)	39,000	663,390
Scholar Rock Holding Corp. (c)	1,497,946	24,206,058
Seattle Genetics, Inc. (a)	995,690	76,429,164
Selecta Biosciences, Inc. (a)(b)	279,423	3,788,976
Seres Therapeutics, Inc. (a)(c)	1,028,440	9,029,703
Seres Therapeutics, Inc. (a)(c)(d)	1,292,035	11,344,067
Sienna Biopharmaceuticals, Inc. (a)(b)	213,431	3,555,760
Solid Biosciences, Inc. (a)(b)	296,439	12,649,052
Spark Therapeutics, Inc. (a)(b)	1,446,320	89,107,775
Spectrum Pharmaceuticals, Inc. (a)	2,407,471	51,832,851
Stemline Therapeutics, Inc. (a)(c)	1,553,548	26,565,671
Surface Oncology, Inc.	258,334	2,505,840
Syndax Pharmaceuticals, Inc. (a)	380,253	2,950,763
Syros Pharmaceuticals, Inc. (a)	617,861	7,593,512
Syros Pharmaceuticals, Inc. (a)(d)	303,621	3,731,502
TESARO, Inc. (a)(b)	625,507	20,297,702
TG Therapeutics, Inc. (a)(b)	2,723,437	34,587,650
Tocagen, Inc. (a)(b)	384,600	3,749,850
Translate Bio, Inc.	450,000	4,774,500
Translate Bio, Inc.	1,014,146	9,684,080
Trevena, Inc. (a)(b)	1,105,549	1,989,988
Ultragenyx Pharmaceutical, Inc. (a)	1,433,037	121,421,225
uniQure B.V. (a)	244,262	10,364,037
United Therapeutics Corp. (a)	111,625	13,728,759
UNITY Biotechnology, Inc. (b)	92,800	1,768,768
Vanda Pharmaceuticals, Inc. (a)	977,392	18,888,100
Verastem, Inc. (a)(b)	3,282,179	32,690,503
Vertex Pharmaceuticals, Inc. (a)	1,257,689	231,917,852
Vital Therapies, Inc. (a)(b)	477,891	3,847,023
Voyager Therapeutics, Inc. (a)	1,504,262	32,702,656
Xencor, Inc. (a)	1,548,843	64,726,149
Zafgen, Inc. (a)(c)	2,712,346	25,821,534
Zealand Pharma A/S (a)(b)	386,544	5,567,457
		7,960,286,204
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Arix Bioscience PLC (a)(d)	2,049,700	4,716,767
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Allakos, Inc. (a)(b)	684,279	26,577,396
Neon Therapeutics, Inc. (a)	350,000	4,137,000
		30,714,396
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Novocure Ltd. (a)	646,289	29,115,319
Novocure Ltd. (a)(d)	701,713	31,612,171
Vermillion, Inc. (a)	77,398	48,761
		60,776,251
Health Care Providers & Services - 0.5%
Health Care Services - 0.5%
G1 Therapeutics, Inc. (a)	789,800	47,925,064
OptiNose, Inc.	162,115	2,410,650
Precipio, Inc. (a)(e)	7,883	3,152
		50,338,866
Life Sciences Tools & Services - 0.5%
Life Sciences Tools & Services - 0.5%
Morphosys AG (a)	141,175	16,665,465
Morphosys AG sponsored ADR	894,027	26,436,378
		43,101,843
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	44,001
Pharmaceuticals - 8.2%
Pharmaceuticals - 8.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	226,844	703,216
Aclaris Therapeutics, Inc. (a)	652,601	10,389,408
Adimab LLC (e)(f)(g)	1,954,526	79,412,391
Aerie Pharmaceuticals, Inc. (a)	621,425	38,124,424
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(g)	8,274,568	11,832,632
Akcea Therapeutics, Inc. (a)(b)	610,000	16,110,100
Aradigm Corp. (a)	148,009	199,812
Aradigm Corp. (a)(b)	11,945	16,126
Assembly Biosciences, Inc. (a)	187,700	7,508,000
Axsome Therapeutics, Inc. (a)(b)	453,652	1,565,099
BioXcel Therapeutics, Inc. (a)(c)	1,107,434	10,188,393
Chiasma, Inc. (a)(c)	1,553,299	3,650,253
Chiasma, Inc. warrants 12/16/24 (a)	382,683	168,606
Clearside Biomedical, Inc. (a)	192,629	1,311,803
Corcept Therapeutics, Inc. (a)(b)	353,395	5,307,993
CymaBay Therapeutics, Inc. (a)	678,300	9,245,229
Dova Pharmaceuticals, Inc. (a)(b)	1,231,972	31,353,687
Endocyte, Inc. (a)(b)	504,315	9,945,092
GW Pharmaceuticals PLC ADR (a)	25,801	3,787,071
Horizon Pharma PLC (a)	302,840	6,402,038
Idorsia Ltd. (a)	432,921	10,943,064
Intra-Cellular Therapies, Inc. (a)	603,348	13,237,455
Jazz Pharmaceuticals PLC (a)	4,513	771,362
Kala Pharmaceuticals, Inc. (a)	346,000	4,674,460
Kolltan Pharmaceuticals, Inc. rights (a)(g)	10,639,609	106
Melinta Therapeutics, Inc. (a)	2,120,764	9,914,572
MyoKardia, Inc. (a)	1,122,701	69,214,517
Nektar Therapeutics (a)	1,070,351	71,167,638
NeurogesX, Inc. (a)(g)	2,550,000	26
ObsEva SA (a)	1,516,805	19,794,305
Ocular Therapeutix, Inc. (a)(b)(c)	2,309,799	15,591,143
Odonate Therapeutics, Inc. (a)	632,400	12,135,756
Reata Pharmaceuticals, Inc. (a)	317,697	27,436,313
Rhythm Pharmaceuticals, Inc.	720,494	22,695,561
RPI International Holdings LP (a)(e)(g)	54,958	8,247,547
Spero Therapeutics, Inc. (a)(b)	708,500	8,083,985
Stemcentrx, Inc. rights 12/31/21 (a)(g)	876,163	1,603,378
The Medicines Company (a)	977,308	38,711,170
TherapeuticsMD, Inc. (a)(b)	1,116,467	7,234,706
Theravance Biopharma, Inc. (a)(b)	401,500	11,631,455
Tricida, Inc. (b)	1,193,689	36,801,432
UroGen Pharma Ltd. (a)(b)	541,003	26,146,675
Verrica Pharmaceuticals, Inc. (a)(b)	810,100	14,136,245
WAVE Life Sciences (a)(b)	684,212	36,468,500
Xeris Pharmaceuticals, Inc.	198,421	5,099,420
Zogenix, Inc. (a)	598,202	28,893,157
		747,855,321
TOTAL COMMON STOCKS
(Cost $5,366,095,119)		8,897,833,649

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
Biotechnology - 1.4%
Biotechnology - 1.4%
23andMe, Inc. Series E (a)(e)(g)	1,505,457	26,119,679
Axcella Health, Inc. Series C (a)(e)(g)	1,642,272	21,218,154
Immunocore Ltd. Series A (a)(e)(g)	73,318	9,637,436
Moderna Therapeutics, Inc.:
Series D (a)(e)(g)	2,074,940	20,873,896
Series E (a)(e)(g)	2,698,970	27,151,638
Twist Bioscience Corp.:
Series C (a)(e)(g)	8,133,875	17,487,831
Series D (a)(e)(g)	1,976,343	4,249,137
		126,737,771
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(e)(g)	856,366	3,973,538
Series B 8.00% (a)(e)(g)	2,783,187	12,913,988
		16,887,526
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(g)	8,274,568	83

TOTAL CONVERTIBLE PREFERRED STOCKS		143,625,380

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(e)(g)	588,700	4,927,419
TOTAL PREFERRED STOCKS
(Cost $97,346,821)		148,552,799

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.97% (h)	51,145,521	51,155,750
Fidelity Securities Lending Cash Central Fund 1.98% (h)(i)	418,353,368	418,395,203
TOTAL MONEY MARKET FUNDS
(Cost $469,510,889)		469,550,953
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $5,932,952,829)		9,515,937,401
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(409,964,493)
NET ASSETS - 100%		$9,105,972,908

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,786,919 or 0.8% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,215,891 or 2.6% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Axcella Health, Inc. Series C	1/30/15	$16,554,102
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$856,366
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$8,349,561
Immunocore Ltd. Series A	7/27/15	$13,796,921
Moderna Therapeutics, Inc. Series D	11/6/13	$9,158,071
Moderna Therapeutics, Inc. Series E	12/18/14	$11,912,324
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Twist Bioscience Corp. Series D	1/8/16	$4,240,639
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$424,871
Fidelity Securities Lending Cash Central Fund	5,921,552
Total	$6,346,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aldeyra Therapeutics, Inc.	$8,880,729	$--	$845,654	$--	$(62,346)	$164,215	$--
Allena Pharmaceuticals, Inc.	2,253,708	--	3,897,354	--	(143,060)	2,248,212	461,506
Allena Pharmaceuticals, Inc.	9,364,232	--	--	--	--	6,412,897	15,777,129
Arena Pharmaceuticals, Inc.	87,894,769	6,144,167	49,315,136	--	13,812,084	(12,391,128)	--
Atara Biotherapeutics, Inc.	76,813,457	--	19,145,042	--	4,286,665	110,502	--
Bellicum Pharmaceuticals, Inc.	11,972,188	--	3,256,749	--	(3,848,207)	4,494,012	--
BioXcel Therapeutics, Inc.	--	14,053,226	1,511,970	--	(359,482)	(1,993,381)	10,188,393
Chiasma, Inc.	2,407,613	--	--	--	--	1,242,640	3,650,253
Chiasma, Inc. warrants 12/16/24	80,670	--	--	--	--	87,936	--
Cidara Therapeutics, Inc.	8,125,666	--	955,757	--	(2,092,081)	(909,488)	--
Corbus Pharmaceuticals Holdings, Inc.	24,909,636	--	625,807	--	(425,642)	(4,860,505)	18,997,682
Corvus Pharmaceuticals, Inc.	8,827,067	7,671,846	2,593,889	--	(1,406,917)	6,601,984	19,100,091
Epizyme, Inc.	70,991,549	3,961,340	21,856,139	--	(11,474,350)	(7,794,432)	--
Fate Therapeutics, Inc.	31,591,720	174,169	5,949,939	--	2,232,169	979,994	--
Geron Corp.	35,032,769	--	24,069,470	--	(8,473,802)	48,120,527	--
Infinity Pharmaceuticals, Inc.	5,251,731	--	4,603,817	--	(3,357,697)	2,709,783	--
Karyopharm Therapeutics, Inc.	42,678,077	--	25,367,044	--	(16,621,410)	23,181,982	--
Kezar Life Sciences, Inc.	--	16,419,733	--	--	--	115,359	16,535,092
Krystal Biotech, Inc.	8,961,132	--	--	--	--	6,388,782	15,349,914
Kura Oncology, Inc.	53,806,464	--	--	--	--	(4,999,715)	48,806,749
Leap Therapeutics, Inc.	--	6,310,377	--	--	--	(114,241)	6,196,136
Macrogenics, Inc.	61,866,847	--	18,686,813	--	(3,889,891)	(2,928,403)	--
Melinta Therapeutics, Inc.	9,723,126	17,291,165	12,128,336	--	(77,228,250)	72,256,867	--
Minerva Neurosciences, Inc.	16,540,724	--	2,531,546	--	(1,015,184)	16,221,832	29,215,826
Miragen Therapeutics, Inc.	16,032,041	--	--	--	--	1,906,513	17,938,554
NeurogesX, Inc.	26	--	--	--	--	--	--
Ocular Therapeutix, Inc.	12,522,707	--	539,576	--	(1,293,363)	4,901,375	15,591,143
Scholar Rock Holding Corp.	--	546,000	--	--	--	117,390	663,390
Scholar Rock Holding Corp.	15,394,824	--	--	--	--	8,811,234	24,206,058
Seres Therapeutics, Inc.	9,770,180	--	--	--	--	(740,477)	9,029,703
Seres Therapeutics, Inc.	12,274,333	--	--	--	--	(930,266)	11,344,067
Stemline Therapeutics, Inc.	30,800,508	--	4,165,369	--	728,448	(797,916)	26,565,671
Vermillion, Inc.	5,391,860	--	2,545,230	--	(4,348,434)	1,550,563	--
Voyager Therapeutics, Inc.	65,380,114	--	15,430,058	--	4,630,290	(21,877,690)	--
Zafgen, Inc.	21,319,040	--	--	--	--	4,502,494	25,821,534
Total	$766,859,507	$72,572,023	$220,020,695	$--	$(110,350,460)	$152,789,451	$315,438,891

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$8,897,833,649	$8,762,678,825	$34,058,744	$101,096,080
Preferred Stocks	148,552,799	--	--	148,552,799
Money Market Funds	469,550,953	469,550,953	--	--
Total Investments in Securities:	$9,515,937,401	$9,232,229,778	$34,058,744	$249,648,879

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$95,437,618
Total Realized Gain (Loss)	5,403,067
Total Unrealized Gain (Loss)	13,256,965
Cost of Purchases	14,100
Proceeds of Sales	(13,015,670)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$101,096,080
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$13,256,965
Preferred Stocks
Beginning Balance	$178,519,654
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(11,053,017)
Cost of Purchases	--
Proceeds of Sales	(18,913,838)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$148,552,799
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$(3,416,530)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $411,213,242) — See accompanying schedule: Unaffiliated issuers (cost $5,123,568,876)	$8,730,947,557
Fidelity Central Funds (cost $469,510,889)	469,550,953
Other affiliated issuers (cost $339,873,064)	315,438,891
Total Investment in Securities (cost $5,932,952,829)		$9,515,937,401
Restricted cash		1,076
Foreign currency held at value (cost $4,073,479)		4,073,479
Receivable for investments sold		28,027,259
Receivable for fund shares sold		3,627,860
Dividends receivable		4,706,965
Distributions receivable from Fidelity Central Funds		1,115,394
Prepaid expenses		93,047
Other receivables		915,080
Total assets		9,558,497,561
Liabilities
Payable to custodian bank	$20
Payable for investments purchased	15,455,448
Payable for fund shares redeemed	12,704,375
Accrued management fee	3,945,189
Other affiliated payables	1,289,569
Other payables and accrued expenses	876,557
Collateral on securities loaned	418,253,495
Total liabilities		452,524,653
Net Assets		$9,105,972,908
Net Assets consist of:
Paid in capital		$5,151,087,792
Accumulated net investment loss		(9,457,346)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		381,345,771
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,582,996,691
Net Assets, for 370,611,129 shares outstanding		$9,105,972,908
Net Asset Value, offering price and redemption price per share ($9,105,972,908 ÷ 370,611,129 shares)		$24.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$17,733,121
Income from Fidelity Central Funds (including $5,921,552 from security lending)		6,346,423
Total income		24,079,544
Expenses
Management fee	$23,657,513
Transfer agent fees	7,094,647
Accounting and security lending fees	685,474
Custodian fees and expenses	74,253
Independent trustees' fees and expenses	21,682
Registration fees	58,233
Audit	37,020
Legal	47,487
Miscellaneous	41,071
Total expenses before reductions	31,717,380
Expense reductions	(280,257)
Total expenses after reductions		31,437,123
Net investment income (loss)		(7,357,579)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	515,064,606
Fidelity Central Funds	15,616
Other affiliated issuers	(110,350,460)
Foreign currency transactions	13,913
Total net realized gain (loss)		404,743,675
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	231,146,457
Fidelity Central Funds	(9,411)
Other affiliated issuers	152,789,451
Assets and liabilities in foreign currencies	3,067
Total change in net unrealized appreciation (depreciation)		383,929,564
Net gain (loss)		788,673,239
Net increase (decrease) in net assets resulting from operations		$781,315,660

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,357,579)	$(22,746,925)
Net realized gain (loss)	404,743,675	639,341,344
Change in net unrealized appreciation (depreciation)	383,929,564	801,191,224
Net increase (decrease) in net assets resulting from operations	781,315,660	1,417,785,643
Distributions to shareholders from net realized gain	(332,662,902)	(123,724,434)
Share transactions
Proceeds from sales of shares	341,734,065	1,080,604,327
Reinvestment of distributions	313,680,323	117,018,605
Cost of shares redeemed	(938,861,126)	(3,124,598,001)
Net increase (decrease) in net assets resulting from share transactions	(283,446,738)	(1,926,975,069)
Total increase (decrease) in net assets	165,206,020	(632,913,860)
Net Assets
Beginning of period	8,940,766,888	9,573,680,748
End of period	$9,105,972,908	$8,940,766,888
Other Information
Accumulated net investment loss end of period	$(9,457,346)	$(2,099,767)
Shares(a)
Sold	14,805,067	49,832,930
Issued in reinvestment of distributions	15,362,176	5,414,020
Redeemed	(40,861,283)	(145,064,750)
Net increase (decrease)	(10,694,040)	(89,817,800)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Biotechnology Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$23.45	$20.32	$16.20	$24.80	$22.15	$12.05
Income from Investment Operations
Net investment income (loss)C	(.02)	(.05)	(.08)	(.10)	(.09)	(.05)
Net realized and unrealized gain (loss)	2.02	3.49	4.80	(6.92)	5.12	10.20
Total from investment operations	2.00	3.44	4.72	(7.02)	5.03	10.15
Distributions from net realized gain	(.88)	(.31)	(.60)	(1.58)	(2.38)	(.05)
Total distributions	(.88)	(.31)	(.60)	(1.58)	(2.38)	(.05)
Redemption fees added to paid in capitalC	–	–	–D	–D	–D	–D
Net asset value, end of period	$24.57	$23.45	$20.32	$16.20	$24.80	$22.15
Total ReturnE,F	9.30%	17.04%	29.67%	(30.35)%	24.21%	84.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.74%	.75%	.73%	.74%	.76%
Expenses net of fee waivers, if any	.72%I	.74%	.75%	.73%	.74%	.76%
Expenses net of all reductions	.72%I	.73%	.74%	.73%	.74%	.75%
Net investment income (loss)	(.17)%I	(.25)%	(.43)%	(.39)%	(.41)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,105,973	$8,940,767	$9,573,681	$9,723,599	$13,277,052	$11,033,313
Portfolio turnover rateJ	36%I	26%	28%	35%	61%	35%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
UnitedHealth Group, Inc.	9.8
Becton, Dickinson & Co.	7.4
Boston Scientific Corp.	6.4
Humana, Inc.	4.7
Amgen, Inc.	3.8
HCA Holdings, Inc.	3.3
AstraZeneca PLC (United Kingdom)	3.2
Baxter International, Inc.	2.7
Sarepta Therapeutics, Inc.	2.4
Alexion Pharmaceuticals, Inc.	2.3
46.0

Top Industries (% of fund's net assets)

As of August 31, 2018
Health Care Equipment & Supplies	29.4%
Health Care Providers & Services	26.1%
Biotechnology	24.4%
Pharmaceuticals	15.2%
Health Care Technology	1.5%
All Others*	3.4%

* Includes short-term investments and net other assets (liabilities).

Health Care Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Biotechnology - 23.7%
Biotechnology - 23.7%
Abeona Therapeutics, Inc. (a)(b)	1,700,000	$26,180,000
AC Immune SA (a)(b)	1,026,149	9,532,924
Acceleron Pharma, Inc. (a)	621,000	33,546,420
Acorda Therapeutics, Inc. (a)	970,000	27,936,000
Alexion Pharmaceuticals, Inc. (a)	1,500,000	183,360,000
Alnylam Pharmaceuticals, Inc. (a)	550,100	67,480,767
Amgen, Inc.	1,500,000	299,715,000
AnaptysBio, Inc. (a)	457,562	40,558,296
Argenx SE ADR (a)	545,500	51,184,265
Array BioPharma, Inc. (a)	1,850,600	28,813,842
Ascendis Pharma A/S sponsored ADR (a)	660,000	46,846,800
Atara Biotherapeutics, Inc. (a)	1,080,000	44,226,000
BeiGene Ltd. ADR (a)	463,300	82,249,649
Biogen, Inc. (a)	130,000	45,953,700
bluebird bio, Inc. (a)	269,100	45,289,530
Blueprint Medicines Corp. (a)	784,900	60,178,283
Cellectis SA sponsored ADR (a)	693,764	20,445,225
CytomX Therapeutics, Inc. (a)	496,820	11,173,482
FibroGen, Inc. (a)	380,000	23,237,000
GlycoMimetics, Inc. (a)	1,120,000	16,486,400
GTx, Inc. (a)	363,544	8,695,972
Insmed, Inc. (a)(b)	2,600,000	51,818,000
Intercept Pharmaceuticals, Inc. (a)	367,200	41,052,960
La Jolla Pharmaceutical Co. (a)	500,000	11,520,000
Momenta Pharmaceuticals, Inc. (a)	83,507	2,212,936
Neurocrine Biosciences, Inc. (a)	1,040,000	127,868,000
Sage Therapeutics, Inc. (a)	17,709	2,908,880
Sarepta Therapeutics, Inc. (a)	1,384,414	191,104,509
Scholar Rock Holding Corp. (b)	35,443	602,885
uniQure B.V. (a)	530,000	22,487,900
Vertex Pharmaceuticals, Inc. (a)	880,000	162,272,000
Viking Therapeutics, Inc. (a)	318,816	4,166,925
Xencor, Inc. (a)	1,057,812	44,205,963
Zai Lab Ltd. ADR (b)	550,000	12,501,500
		1,847,812,013
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	651,800	14,841,486
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Allakos, Inc. (a)	33,077	1,284,711
Health Care Equipment & Supplies - 29.3%
Health Care Equipment - 28.1%
Atricure, Inc. (a)	1,500,000	51,825,000
Baxter International, Inc.	2,800,000	208,236,000
Becton, Dickinson & Co.	2,200,000	576,114,000
Boston Scientific Corp. (a)	14,000,000	497,840,000
Danaher Corp.	400,000	41,416,000
DexCom, Inc. (a)	400,000	57,752,000
Genmark Diagnostics, Inc. (a)	2,500,000	21,400,000
Insulet Corp. (a)	1,099,814	114,677,606
Integra LifeSciences Holdings Corp. (a)	1,700,000	101,099,000
Intuitive Surgical, Inc. (a)	322,000	180,320,000
Penumbra, Inc. (a)	528,000	73,312,800
Stryker Corp.	1,000,000	169,430,000
Wright Medical Group NV (a)	3,463,600	100,375,128
		2,193,797,534
Health Care Supplies - 1.2%
Align Technology, Inc. (a)	255,000	98,554,950

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,292,352,484

Health Care Providers & Services - 25.9%
Health Care Distributors & Services - 2.4%
Amplifon SpA	900,000	19,368,275
EBOS Group Ltd.	2,816,478	39,391,892
Henry Schein, Inc. (a)	1,660,000	128,948,800
		187,708,967
Health Care Facilities - 3.3%
HCA Holdings, Inc.	1,900,000	254,809,000
Health Care Services - 1.2%
G1 Therapeutics, Inc. (a)	700,000	42,476,000
Premier, Inc. (a)	600,000	26,538,000
United Drug PLC (United Kingdom)	2,800,000	26,717,242
		95,731,242
Managed Health Care - 19.0%
Centene Corp. (a)	440,000	64,451,200
Cigna Corp.	800,000	150,672,000
Humana, Inc.	1,100,000	366,586,000
Molina Healthcare, Inc. (a)	380,000	52,440,000
Notre Dame Intermedica Participacoes SA	4,400,000	27,546,586
UnitedHealth Group, Inc.	2,840,000	762,426,399
Wellcare Health Plans, Inc. (a)	200,000	60,514,000
		1,484,636,185

TOTAL HEALTH CARE PROVIDERS & SERVICES		2,022,885,394

Health Care Technology - 1.5%
Health Care Technology - 1.5%
Castlight Health, Inc. (a)	1,875,650	5,626,950
Castlight Health, Inc. Class B (a)	3,040,500	9,121,500
Teladoc Health, Inc. (a)(b)	1,280,000	99,264,000
		114,012,450
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
Benefitfocus, Inc. (a)(c)	1,600,000	70,560,000
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Lonza Group AG	145,000	46,660,304
Morphosys AG (a)	250,000	29,512,069
		76,172,373
Pharmaceuticals - 15.0%
Pharmaceuticals - 15.0%
Allergan PLC	180,000	34,507,800
Amneal Pharmaceuticals, Inc. (a)	500,000	11,550,000
Amneal Pharmaceuticals, Inc. (d)	1,621,622	37,459,468
AstraZeneca PLC (United Kingdom)	3,360,000	253,592,012
Bristol-Myers Squibb Co.	220,000	13,321,000
Dechra Pharmaceuticals PLC	2,000,000	80,898,480
Eli Lilly & Co.	700,000	73,955,000
Indivior PLC (a)	6,200,000	21,742,763
Jazz Pharmaceuticals PLC (a)	128,000	21,877,760
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,000,000	38,732,343
Mylan NV (a)	1,400,000	54,782,000
MyoKardia, Inc. (a)	322,616	19,889,276
Nektar Therapeutics (a)	1,800,000	119,682,000
Perrigo Co. PLC	1,454,877	111,312,639
Recordati SpA	620,000	21,712,293
Roche Holding AG (participation certificate)	550,000	136,374,517
RPI International Holdings LP (a)(d)(e)	199,753	29,976,933
The Medicines Company (a)(b)	1,000,000	39,610,000
Theravance Biopharma, Inc. (a)(b)	1,256,466	36,399,820
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	6,000,000	15,220,669
		1,172,596,773
TOTAL COMMON STOCKS
(Cost $5,065,449,098)		7,612,517,684

Convertible Preferred Stocks - 1.5%
Biotechnology - 0.7%
Biotechnology - 0.7%
10X Genomics, Inc.:
Series C (a)(d)(e)	2,958,778	28,315,505
Series D (d)(e)	60,000	574,200
BioNTech AG Series A (d)(e)	78,748	23,071,062
Generation Bio Series B (d)(e)	130,800	1,196,258
		53,157,025
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Shockwave Medical, Inc. Series C (d)(e)	7,425,890	9,950,693
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(d)(e)	1,639,892	18,678,370
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Harmony Biosciences II, Inc. Series A (d)(e)	10,935,215	10,935,215
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (a)(d)(e)	8,159,125	25,374,879
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $80,002,165)		118,096,182

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.97% (f)	68,105,302	68,118,923
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	43,112,360	43,116,671
TOTAL MONEY MARKET FUNDS
(Cost $111,232,837)		111,235,594
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,256,684,100)		7,841,849,460
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(30,689,550)
NET ASSETS - 100%		$7,811,159,910

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $185,532,582 or 2.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$13,250,000
10X Genomics, Inc. Series D	4/10/18	$574,200
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Amneal Pharmaceuticals, Inc.	5/4/18	$29,594,602
BioNTech AG Series A	12/29/17	$17,246,491
Generation Bio Series B	2/21/18	$1,196,258
Harmony Biosciences II, Inc. Series A	9/22/17	$10,935,215
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031
Shockwave Medical, Inc. Series C	9/27/17	$7,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$624,645
Fidelity Securities Lending Cash Central Fund	814,301
Total	$1,438,946

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Benefitfocus, Inc.	$43,414,800	$7,941,024	$10,220,979	$--	$(2,232,822)	$31,657,977	$70,560,000
Total	$43,414,800	$7,941,024	$10,220,979	$--	$(2,232,822)	$31,657,977	$70,560,000

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$7,612,517,684	$7,192,574,222	$389,966,529	$29,976,933
Convertible Preferred Stocks	118,096,182	--	--	118,096,182
Money Market Funds	111,235,594	111,235,594	--	--
Total Investments in Securities:	$7,841,849,460	$7,303,809,816	$389,966,529	$148,073,115

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$231,060,617

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$28,424,852
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,552,081
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$29,976,933
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$1,552,081
Convertible Preferred Stocks
Beginning Balance	$85,231,129
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	32,290,853
Cost of Purchases	574,200
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$118,096,182
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$32,290,853

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.9%
United Kingdom	4.5%
Netherlands	3.0%
Ireland	2.4%
Switzerland	2.4%
Cayman Islands	2.2%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,007,643) — See accompanying schedule: Unaffiliated issuers (cost $5,097,995,031)	$7,660,053,866
Fidelity Central Funds (cost $111,232,837)	111,235,594
Other affiliated issuers (cost $47,456,232)	70,560,000
Total Investment in Securities (cost $5,256,684,100)		$7,841,849,460
Foreign currency held at value (cost $222,126)		222,126
Receivable for investments sold		18,723,833
Receivable for fund shares sold		8,412,940
Dividends receivable		8,720,731
Distributions receivable from Fidelity Central Funds		176,710
Prepaid expenses		72,269
Other receivables		911,956
Total assets		7,879,090,025
Liabilities
Payable for investments purchased	$15,547,609
Payable for fund shares redeemed	4,273,698
Accrued management fee	3,362,745
Other affiliated payables	986,716
Other payables and accrued expenses	663,290
Collateral on securities loaned	43,096,057
Total liabilities		67,930,115
Net Assets		$7,811,159,910
Net Assets consist of:
Paid in capital		$4,804,443,733
Undistributed net investment income		4,866,853
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		416,709,409
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,585,139,915
Net Assets, for 289,229,259 shares outstanding		$7,811,159,910
Net Asset Value, offering price and redemption price per share ($7,811,159,910 ÷ 289,229,259 shares)		$27.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$28,544,572
Income from Fidelity Central Funds (including $814,301 from security lending)		1,438,946
Total income		29,983,518
Expenses
Management fee	$18,930,432
Transfer agent fees	5,225,088
Accounting and security lending fees	601,700
Custodian fees and expenses	119,214
Independent trustees' fees and expenses	17,035
Registration fees	85,650
Audit	25,421
Legal	34,411
Miscellaneous	31,100
Total expenses before reductions	25,070,051
Expense reductions	(533,747)
Total expenses after reductions		24,536,304
Net investment income (loss)		5,447,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	247,133,068
Redemptions in-kind with affiliated entities	233,538,287
Fidelity Central Funds	10,333
Other affiliated issuers	(2,232,822)
Foreign currency transactions	(288,666)
Total net realized gain (loss)		478,160,200
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	708,284,223
Fidelity Central Funds	(1,627)
Other affiliated issuers	31,657,977
Assets and liabilities in foreign currencies	(24,814)
Total change in net unrealized appreciation (depreciation)		739,915,759
Net gain (loss)		1,218,075,959
Net increase (decrease) in net assets resulting from operations		$1,223,523,173

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,447,214	$15,688,493
Net realized gain (loss)	478,160,200	477,734,418
Change in net unrealized appreciation (depreciation)	739,915,759	472,747,918
Net increase (decrease) in net assets resulting from operations	1,223,523,173	966,170,829
Distributions to shareholders from net investment income	(4,595,748)	(11,041,879)
Distributions to shareholders from net realized gain	(236,709,407)	(148,657,217)
Total distributions	(241,305,155)	(159,699,096)
Share transactions
Proceeds from sales of shares	628,425,537	830,480,092
Reinvestment of distributions	227,340,259	150,559,655
Cost of shares redeemed	(950,228,341)	(1,492,988,701)
Net increase (decrease) in net assets resulting from share transactions	(94,462,545)	(511,948,954)
Total increase (decrease) in net assets	887,755,473	294,522,779
Net Assets
Beginning of period	6,923,404,437	6,628,881,658
End of period	$7,811,159,910	$6,923,404,437
Other Information
Undistributed net investment income end of period	$4,866,853	$4,015,387
Shares(a)
Sold	25,195,322	36,864,240
Issued in reinvestment of distributions	10,186,410	6,703,760
Redeemed	(40,069,553)	(66,953,880)
Net increase (decrease)	(4,687,821)	(23,385,880)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Health Care Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$23.56	$20.89	$18.05	$23.64	$21.69	$14.42
Income from Investment Operations
Net investment income (loss)C	.02	.05	.02	(.01)	(.04)	(.02)
Net realized and unrealized gain (loss)	4.26	3.17	2.93	(3.16)	5.00	9.24
Total from investment operations	4.28	3.22	2.95	(3.17)	4.96	9.22
Distributions from net investment income	(.02)	(.04)	(.02)	–	–	–D
Distributions from net realized gain	(.81)	(.51)	(.09)	(2.42)	(3.01)	(1.95)
Total distributions	(.83)	(.55)	(.11)	(2.42)	(3.01)	(1.95)
Redemption fees added to paid in capitalC	–	–	–D	–D	–D	–D
Net asset value, end of period	$27.01	$23.56	$20.89	$18.05	$23.64	$21.69
Total ReturnE,F	18.90%	15.49%	16.43%	(14.90)%	25.44%	67.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.73%	.74%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.71%I	.73%	.73%	.73%	.74%	.77%
Expenses net of all reductions	.70%I	.72%	.73%	.72%	.74%	.76%
Net investment income (loss)	.16%I	.23%	.12%	(.03)%	(.18)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,811,160	$6,923,404	$6,628,882	$7,439,085	$9,831,808	$6,180,280
Portfolio turnover rateJ	65%I,K	75%	49%K	76%	98%K	99%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
UnitedHealth Group, Inc.	24.4
Humana, Inc.	7.9
CVS Health Corp.	7.6
Cigna Corp.	6.7
HCA Holdings, Inc.	5.0
Anthem, Inc.	4.8
Centene Corp.	4.8
Express Scripts Holding Co.	4.7
Universal Health Services, Inc. Class B	3.7
Molina Healthcare, Inc.	3.7
73.3

Top Industries (% of fund's net assets)

As of August 31, 2018
Health Care Providers & Services	95.9%
Health Care Technology	2.3%
Professional Services	0.9%
Diversified Consumer Services	0.4%
Internet Software & Services	0.3%
All Others*	0.2%

* Includes short-term investments and net other assets (liabilities).

Health Care Services Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Diversified Consumer Services - 0.4%
Specialized Consumer Services - 0.4%
Service Corp. International	111,300	$4,670,147
Health Care Providers & Services - 95.9%
Health Care Distributors & Services - 4.2%
AmerisourceBergen Corp.	409,400	36,833,718
McKesson Corp.	62,565	8,055,244
		44,888,962
Health Care Facilities - 11.0%
Brookdale Senior Living, Inc. (a)	1,313,300	13,027,936
HCA Holdings, Inc.	394,700	52,933,217
Surgery Partners, Inc. (a)(b)	148,882	2,583,103
U.S. Physical Therapy, Inc.	76,400	9,569,100
Universal Health Services, Inc. Class B	300,200	39,074,032
		117,187,388
Health Care Services - 22.3%
Amedisys, Inc. (a)	107,200	13,401,072
Chemed Corp.	38,000	12,294,520
CVS Health Corp.	1,077,100	81,041,004
DaVita HealthCare Partners, Inc. (a)	484,900	33,598,721
Diplomat Pharmacy, Inc. (a)	630,200	13,019,932
Express Scripts Holding Co. (a)	571,100	50,268,222
LHC Group, Inc. (a)	177,444	17,554,535
Premier, Inc. (a)	232,000	10,261,360
Providence Service Corp. (a)	84,694	5,686,355
		237,125,721
Managed Health Care - 58.4%
Aetna, Inc.	108,900	21,809,403
Anthem, Inc.	194,802	51,569,933
Centene Corp. (a)	347,450	50,894,476
Cigna Corp.	376,800	70,966,512
Humana, Inc.	250,700	83,548,282
Molina Healthcare, Inc. (a)	282,000	38,916,000
Notre Dame Intermedica Participacoes SA	1,644,300	10,294,284
UnitedHealth Group, Inc.	968,800	260,084,049
Wellcare Health Plans, Inc. (a)	110,460	33,421,882
		621,504,821

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,020,706,892

Health Care Technology - 2.3%
Health Care Technology - 2.3%
Evolent Health, Inc. (a)	289,100	7,372,050
Teladoc Health, Inc. (a)(b)	219,629	17,032,229
		24,404,279
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Benefitfocus, Inc. (a)	65,300	2,879,730
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (a)	171,200	9,159,200
TOTAL COMMON STOCKS
(Cost $607,181,733)		1,061,820,248

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.97% (c)	5,752,600	5,753,750
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	6,067,298	6,067,905
TOTAL MONEY MARKET FUNDS
(Cost $11,821,655)		11,821,655
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $619,003,388)		1,073,641,903
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(9,548,589)
NET ASSETS - 100%		$1,064,093,314

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,833
Fidelity Securities Lending Cash Central Fund	135,918
Total	$221,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,031,855) — See accompanying schedule: Unaffiliated issuers (cost $607,181,733)	$1,061,820,248
Fidelity Central Funds (cost $11,821,655)	11,821,655
Total Investment in Securities (cost $619,003,388)		$1,073,641,903
Foreign currency held at value (cost $29,950)		29,950
Receivable for investments sold		7,483,727
Receivable for fund shares sold		4,770,151
Dividends receivable		370,415
Distributions receivable from Fidelity Central Funds		31,421
Prepaid expenses		8,742
Other receivables		70,828
Total assets		1,086,407,137
Liabilities
Payable for investments purchased	$15,024,751
Payable for fund shares redeemed	541,527
Accrued management fee	448,625
Other affiliated payables	148,354
Other payables and accrued expenses	83,666
Collateral on securities loaned	6,066,900
Total liabilities		22,313,823
Net Assets		$1,064,093,314
Net Assets consist of:
Paid in capital		$564,831,661
Undistributed net investment income		222,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,402,202
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		454,636,954
Net Assets, for 10,150,963 shares outstanding		$1,064,093,314
Net Asset Value, offering price and redemption price per share ($1,064,093,314 ÷ 10,150,963 shares)		$104.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$3,491,979
Income from Fidelity Central Funds (including $135,918 from security lending)		221,751
Total income		3,713,730
Expenses
Management fee	$2,344,674
Transfer agent fees	696,154
Accounting and security lending fees	150,831
Custodian fees and expenses	6,607
Independent trustees' fees and expenses	2,070
Registration fees	28,326
Audit	18,646
Legal	4,491
Interest	815
Miscellaneous	3,726
Total expenses before reductions	3,256,340
Expense reductions	(16,602)
Total expenses after reductions		3,239,738
Net investment income (loss)		473,992
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,165,811
Fidelity Central Funds	2,618
Foreign currency transactions	15,619
Total net realized gain (loss)		48,184,048
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	117,664,294
Assets and liabilities in foreign currencies	(625)
Total change in net unrealized appreciation (depreciation)		117,663,669
Net gain (loss)		165,847,717
Net increase (decrease) in net assets resulting from operations		$166,321,709

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,992	$998,456
Net realized gain (loss)	48,184,048	117,943,750
Change in net unrealized appreciation (depreciation)	117,663,669	1,356,212
Net increase (decrease) in net assets resulting from operations	166,321,709	120,298,418
Distributions to shareholders from net investment income	–	(817,273)
Distributions to shareholders from net realized gain	(42,966,614)	(99,374,269)
Total distributions	(42,966,614)	(100,191,542)
Share transactions
Proceeds from sales of shares	149,946,240	183,784,680
Reinvestment of distributions	40,741,463	94,963,099
Cost of shares redeemed	(79,641,557)	(229,288,607)
Net increase (decrease) in net assets resulting from share transactions	111,046,146	49,459,172
Redemption fees	–	18,350
Total increase (decrease) in net assets	234,401,241	69,584,398
Net Assets
Beginning of period	829,692,073	760,107,675
End of period	$1,064,093,314	$829,692,073
Other Information
Undistributed net investment income end of period	$222,497	$–
Accumulated net investment loss end of period	$–	$(251,495)
Shares
Sold	1,539,686	1,992,122
Issued in reinvestment of distributions	477,906	1,078,902
Redeemed	(864,764)	(2,525,002)
Net increase (decrease)	1,152,828	546,022

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Health Care Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$92.21	$89.93	$78.59	$87.26	$75.55	$59.90
Income from Investment Operations
Net investment income (loss)B	.05	.11	.12	(.03)	(.09)	(.07)
Net realized and unrealized gain (loss)	17.45	14.23	15.03	(5.21)	19.25	20.08
Total from investment operations	17.50	14.34	15.15	(5.24)	19.16	20.01
Distributions from net investment income	–	(.10)	(.13)	(.02)	–	–
Distributions from net realized gain	(4.88)	(11.96)	(3.68)	(3.41)	(7.45)	(4.36)
Total distributions	(4.88)	(12.06)	(3.81)	(3.43)	(7.45)	(4.36)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$104.83	$92.21	$89.93	$78.59	$87.26	$75.55
Total ReturnD,E	20.20%	17.03%	19.71%	(6.30)%	26.88%	34.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.77%	.78%	.77%	.79%	.82%
Expenses net of fee waivers, if any	.75%H	.77%	.78%	.77%	.79%	.82%
Expenses net of all reductions	.74%H	.76%	.78%	.77%	.79%	.82%
Net investment income (loss)	.11%H	.12%	.15%	(.03)%	(.12)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,064,093	$829,692	$760,108	$837,518	$878,416	$692,486
Portfolio turnover rateI	69%H	65%	26%	39%	44%	65%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Medical Technology and Devices Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Becton, Dickinson & Co.	12.4
Boston Scientific Corp.	10.0
Intuitive Surgical, Inc.	5.7
Thermo Fisher Scientific, Inc.	5.7
Stryker Corp.	5.4
Baxter International, Inc.	5.0
Medtronic PLC	5.0
Align Technology, Inc.	3.7
UnitedHealth Group, Inc.	3.4
Danaher Corp.	2.6
58.9

Top Industries (% of fund's net assets)

As of August 31, 2018
Health Care Equipment & Supplies	73.0%
Life Sciences Tools & Services	11.7%
Health Care Providers & Services	8.5%
Health Care Technology	3.2%
Biotechnology	1.3%
All Others*	2.3%

* Includes short-term investments and net other assets (liabilities).

Medical Technology and Devices Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Biotechnology - 1.3%
Biotechnology - 1.3%
Calyxt, Inc. (a)(b)	660,889	$11,188,851
Natera, Inc. (a)	1,000,000	27,640,000
Sarepta Therapeutics, Inc. (a)	280,000	38,651,200
		77,480,051
Health Care Equipment & Supplies - 72.4%
Health Care Equipment - 68.0%
Abbott Laboratories	100,000	6,684,000
Atricure, Inc. (a)(c)	2,000,000	69,100,000
Baxter International, Inc.	4,000,000	297,480,000
Becton, Dickinson & Co.	2,800,000	733,235,999
Boston Scientific Corp. (a)	16,600,000	590,296,000
Danaher Corp.	1,500,000	155,310,000
DexCom, Inc. (a)	670,000	96,734,600
Edwards Lifesciences Corp. (a)	320,000	46,156,800
Fisher & Paykel Healthcare Corp.	4,500,000	48,796,308
Genmark Diagnostics, Inc. (a)	2,090,000	17,890,400
Hologic, Inc. (a)	1,000,000	39,760,000
IDEXX Laboratories, Inc. (a)	200,000	50,808,000
Insulet Corp. (a)	1,085,600	113,195,512
Integra LifeSciences Holdings Corp. (a)	2,200,000	130,834,000
Intuitive Surgical, Inc. (a)	600,000	336,000,000
LivaNova PLC (a)	440,000	55,242,000
Masimo Corp. (a)	840,000	99,027,600
Medtronic PLC	3,040,000	293,086,400
Nakanishi, Inc.	1,200,000	24,127,441
Penumbra, Inc. (a)	600,000	83,310,000
ResMed, Inc.	880,000	98,040,800
Steris PLC	500,000	57,210,000
Stryker Corp.	1,900,000	321,917,000
Teleflex, Inc.	520,000	128,663,600
Wright Medical Group NV (a)	4,421,839	128,144,894
		4,021,051,354
Health Care Supplies - 4.4%
Align Technology, Inc. (a)	565,000	218,366,850
Nanosonics Ltd. (a)(b)(c)	15,688,900	39,701,201
		258,068,051

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,279,119,405

Health Care Providers & Services - 8.4%
Health Care Distributors & Services - 1.5%
Henry Schein, Inc. (a)	1,180,000	91,662,400
Health Care Facilities - 1.5%
HCA Holdings, Inc.	664,000	89,049,040
Managed Health Care - 5.4%
Humana, Inc.	350,000	116,641,000
UnitedHealth Group, Inc.	745,000	200,002,700
		316,643,700

TOTAL HEALTH CARE PROVIDERS & SERVICES		497,355,140

Health Care Technology - 3.2%
Health Care Technology - 3.2%
Castlight Health, Inc. (a)	999,300	2,997,900
Castlight Health, Inc. Class B (a)	1,500,000	4,500,000
HTG Molecular Diagnostics (a)(b)(c)	2,392,976	10,744,462
Teladoc Health, Inc. (a)(b)	1,280,000	99,264,000
Veeva Systems, Inc. Class A (a)	670,000	69,921,200
		187,427,562
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
Benefitfocus, Inc. (a)(b)	1,174,205	51,782,441
Life Sciences Tools & Services - 11.7%
Life Sciences Tools & Services - 11.7%
Agilent Technologies, Inc.	1,000,000	67,540,000
Bruker Corp.	2,000,000	71,160,000
Lonza Group AG	270,000	86,884,705
PerkinElmer, Inc.	1,080,000	99,824,400
Sartorius Stedim Biotech	240,000	30,420,936
Thermo Fisher Scientific, Inc.	1,400,000	334,740,000
		690,570,041
Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Nektar Therapeutics (a)	500,000	33,245,000
TOTAL COMMON STOCKS
(Cost $4,004,753,363)		5,816,979,640

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.5%
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Shockwave Medical, Inc. Series C (d)(e)	7,425,890	9,950,693
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)(e)	455,526	5,188,441
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series B (a)(d)(e)	3,307,754	10,287,115
Series D (d)(e)	1,607,717	5,000,000
		15,287,115

TOTAL CONVERTIBLE PREFERRED STOCKS		30,426,249

Nonconvertible Preferred Stocks - 0.4%
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
Sartorius AG (non-vtg.)	140,000	25,415,782
TOTAL PREFERRED STOCKS
(Cost $25,995,660)		55,842,031

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.97% (f)	53,075,110	53,085,725
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	62,415,027	62,421,269
TOTAL MONEY MARKET FUNDS
(Cost $115,506,994)		115,506,994
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $4,146,256,017)		5,988,328,665
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(77,965,717)
NET ASSETS - 100%		$5,910,362,948

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,426,249 or 0.5% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001
Outset Medical, Inc. Series D	8/20/18	$5,000,000
Shockwave Medical, Inc. Series C	9/27/17	$7,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$274,665
Fidelity Securities Lending Cash Central Fund	254,895
Total	$529,560

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atricure, Inc.	$34,668,540	$729,403	$--	$--	$--	$33,702,057	$69,100,000
HTG Molecular Diagnostics	10,983,760	--	--	--	--	(239,298)	10,744,462
Nanosonics Ltd.	20,912,757	12,218,220	--	--	--	6,570,224	39,701,201
Total	$66,565,057	$12,947,623	$--	$--	$--	$40,032,983	$119,545,663

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$5,816,979,640	$5,816,979,640	$--	$--
Preferred Stocks	55,842,031	25,415,782	--	30,426,249
Money Market Funds	115,506,994	115,506,994	--	--
Total Investments in Securities:	$5,988,328,665	$5,957,902,416	$--	$30,426,249

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$175,444,019

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.6%
Ireland	5.0%
Netherlands	2.2%
United Kingdom	1.9%
Switzerland	1.5%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Medical Technology and Devices Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $62,589,501) — See accompanying schedule: Unaffiliated issuers (cost $3,950,756,034)	$5,753,276,008
Fidelity Central Funds (cost $115,506,994)	115,506,994
Other affiliated issuers (cost $79,992,989)	119,545,663
Total Investment in Securities (cost $4,146,256,017)		$5,988,328,665
Receivable for investments sold		10,649,623
Receivable for fund shares sold		19,078,206
Dividends receivable		1,747,110
Distributions receivable from Fidelity Central Funds		96,347
Prepaid expenses		44,220
Other receivables		329,852
Total assets		6,020,274,023
Liabilities
Payable for investments purchased	$39,432,140
Payable for fund shares redeemed	4,570,659
Accrued management fee	2,481,151
Other affiliated payables	782,715
Other payables and accrued expenses	236,237
Collateral on securities loaned	62,408,173
Total liabilities		109,911,075
Net Assets		$5,910,362,948
Net Assets consist of:
Paid in capital		$3,958,216,600
Distributions in excess of net investment income		(4,055,960)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		114,132,004
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,842,070,304
Net Assets, for 107,619,637 shares outstanding		$5,910,362,948
Net Asset Value, offering price and redemption price per share ($5,910,362,948 ÷ 107,619,637 shares)		$54.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$14,931,814
Income from Fidelity Central Funds (including $254,895 from security lending)		529,560
Total income		15,461,374
Expenses
Management fee	$12,679,519
Transfer agent fees	3,822,918
Accounting and security lending fees	543,509
Custodian fees and expenses	50,418
Independent trustees' fees and expenses	10,899
Registration fees	112,337
Audit	18,701
Legal	20,429
Miscellaneous	18,365
Total expenses before reductions	17,277,095
Expense reductions	(230,663)
Total expenses after reductions		17,046,432
Net investment income (loss)		(1,585,058)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	121,098,752
Fidelity Central Funds	808
Foreign currency transactions	(23,552)
Total net realized gain (loss)		121,076,008
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	894,389,302
Affiliated issuers	40,032,983
Assets and liabilities in foreign currencies	(10,602)
Total change in net unrealized appreciation (depreciation)		934,411,683
Net gain (loss)		1,055,487,691
Net increase (decrease) in net assets resulting from operations		$1,053,902,633

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,585,058)	$4,308,032
Net realized gain (loss)	121,076,008	430,133,960
Change in net unrealized appreciation (depreciation)	934,411,683	177,625,912
Net increase (decrease) in net assets resulting from operations	1,053,902,633	612,067,904
Distributions to shareholders from net investment income	–	(6,689,760)
Distributions to shareholders from net realized gain	(168,914,875)	(221,756,409)
Total distributions	(168,914,875)	(228,446,169)
Share transactions
Proceeds from sales of shares	1,195,305,916	1,701,778,731
Reinvestment of distributions	160,995,775	218,219,113
Cost of shares redeemed	(394,852,430)	(1,374,069,760)
Net increase (decrease) in net assets resulting from share transactions	961,449,261	545,928,084
Total increase (decrease) in net assets	1,846,437,019	929,549,819
Net Assets
Beginning of period	4,063,925,929	3,134,376,110
End of period	$5,910,362,948	$4,063,925,929
Other Information
Distributions in excess of net investment income end of period	$(4,055,960)	$(2,470,902)
Shares
Sold	23,934,206	37,902,629
Issued in reinvestment of distributions	3,683,271	4,910,884
Redeemed	(8,162,339)	(30,209,252)
Net increase (decrease)	19,455,138	12,604,261

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Medical Technology and Devices Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$46.09	$41.48	$33.75	$41.90	$38.03	$30.60
Income from Investment Operations
Net investment income (loss)B	(.02)	.05	.01	(.03)	.04	.01
Net realized and unrealized gain (loss)	10.77	7.31	9.87	(2.25)	9.86	10.94
Total from investment operations	10.75	7.36	9.88	(2.28)	9.90	10.95
Distributions from net investment income	–	(.08)	–	(.01)	(.05)	–
Distributions from net realized gain	(1.92)	(2.67)	(2.15)	(5.86)	(5.98)	(3.52)
Total distributions	(1.92)	(2.75)	(2.15)	(5.87)	(6.03)	(3.52)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$54.92	$46.09	$41.48	$33.75	$41.90	$38.03
Total ReturnD,E	24.39%	18.01%	30.13%	(6.63)%	28.52%	37.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.76%	.76%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.73%H	.76%	.76%	.76%	.77%	.80%
Expenses net of all reductions	.72%H	.75%	.76%	.75%	.77%	.79%
Net investment income (loss)	(.07)%H	.11%	.01%	(.09)%	.11%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$5,910,363	$4,063,926	$3,134,376	$1,915,772	$2,107,515	$1,720,317
Portfolio turnover rateI	50%H	77%	55%	46%	106%	75%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Johnson & Johnson	12.0
AstraZeneca PLC sponsored ADR	9.9
Pfizer, Inc.	6.7
Sanofi SA sponsored ADR	6.4
Merck & Co., Inc.	5.8
Eli Lilly & Co.	5.4
Roche Holding AG (participation certificate)	5.0
Bristol-Myers Squibb Co.	4.8
Novartis AG sponsored ADR	4.6
Allergan PLC	4.2
64.8

Top Industries (% of fund's net assets)

As of August 31, 2018
Pharmaceuticals	80.2%
Biotechnology	13.8%
Health Care Equipment & Supplies	4.5%
Life Sciences Tools & Services	0.6%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Pharmaceuticals Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Biotechnology - 13.8%
Biotechnology - 13.8%
Abeona Therapeutics, Inc. (a)	134,400	$2,069,760
AC Immune SA (a)	168,144	1,562,058
Acceleron Pharma, Inc. (a)	98,400	5,315,568
Alnylam Pharmaceuticals, Inc. (a)	37,800	4,636,926
Amgen, Inc.	97,000	19,381,570
AnaptysBio, Inc. (a)	17,300	1,533,472
Argenx SE (a)	25,300	2,355,231
Array BioPharma, Inc. (a)	30,100	468,657
Ascendis Pharma A/S sponsored ADR (a)	48,300	3,428,334
Blueprint Medicines Corp. (a)	62,400	4,784,208
CRISPR Therapeutics AG (a)(b)	30,400	1,722,768
Cytokinetics, Inc. (a)	93,800	741,020
Epizyme, Inc. (a)	88,500	1,044,300
Global Blood Therapeutics, Inc. (a)(b)	146,100	7,151,595
GlycoMimetics, Inc. (a)	105,200	1,548,544
Kezar Life Sciences, Inc.	7,700	132,979
Leap Therapeutics, Inc. (a)	80,100	590,337
Loxo Oncology, Inc. (a)	9,800	1,656,004
Momenta Pharmaceuticals, Inc. (a)	7,300	193,450
Neurocrine Biosciences, Inc. (a)	58,020	7,133,559
Olivo Labs (a)(c)(d)	6,851	0
Puma Biotechnology, Inc. (a)	44,500	1,955,775
Sage Therapeutics, Inc. (a)	2,700	443,502
Sarepta Therapeutics, Inc. (a)	153,541	21,194,800
Shire PLC sponsored ADR	70,800	12,409,116
Viking Therapeutics, Inc. (a)	182,500	2,385,275
Xencor, Inc. (a)	66,468	2,777,698
		108,616,506
Health Care Equipment & Supplies - 4.5%
Health Care Equipment - 4.5%
Becton, Dickinson & Co.	71,000	18,592,770
Boston Scientific Corp. (a)	468,300	16,652,748
		35,245,518
Life Sciences Tools & Services - 0.6%
Life Sciences Tools & Services - 0.6%
Morphosys AG (a)	8,500	1,003,410
Morphosys AG sponsored ADR	129,000	3,814,530
		4,817,940
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	52,800
Pharmaceuticals - 80.2%
Pharmaceuticals - 80.2%
Aclaris Therapeutics, Inc. (a)	125,500	1,997,960
Akcea Therapeutics, Inc. (a)	20,507	541,590
Akorn, Inc. (a)	132,900	2,085,201
Allergan PLC	171,238	32,828,037
Amneal Pharmaceuticals, Inc. (d)	113,843	2,629,773
Ascletis Pharma, Inc. (a)	1,831,000	2,155,559
AstraZeneca PLC sponsored ADR	2,023,100	77,565,654
Bayer AG	69,700	6,504,710
Bristol-Myers Squibb Co.	626,680	37,945,474
CymaBay Therapeutics, Inc. (a)	153,900	2,097,657
Eli Lilly & Co.	400,400	42,302,260
GlaxoSmithKline PLC sponsored ADR	548,800	22,226,400
Indivior PLC (a)	432,300	1,516,032
Johnson & Johnson	704,350	94,868,901
Merck & Co., Inc.	666,936	45,745,140
Mylan NV (a)	294,100	11,508,133
MyoKardia, Inc. (a)	127,100	7,835,715
Nektar Therapeutics (a)	226,533	15,062,179
Novartis AG sponsored ADR	435,798	36,175,592
Novo Nordisk A/S Series B sponsored ADR	32,500	1,598,025
Ocular Therapeutix, Inc. (a)	182,000	1,228,500
Perrigo Co. PLC	177,700	13,595,827
Pfizer, Inc.	1,276,588	53,003,934
Reata Pharmaceuticals, Inc. (a)	85,500	7,383,780
Revance Therapeutics, Inc. (a)	108,200	2,964,680
Roche Holding AG (participation certificate)	157,756	39,116,179
Sanofi SA sponsored ADR	1,181,722	50,636,788
Sosei Group Corp. (a)(b)	107,600	1,648,233
The Medicines Company (a)(b)	159,884	6,333,005
TherapeuticsMD, Inc. (a)(b)	353,200	2,288,736
Theravance Biopharma, Inc. (a)(b)	68,697	1,990,152
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	595,680	1,511,108
WAVE Life Sciences (a)	81,200	4,327,960
		631,218,874
TOTAL COMMON STOCKS
(Cost $578,308,181)		779,951,638

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.97% (e)	3,337,092	3,337,759
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	8,927,309	8,928,202
TOTAL MONEY MARKET FUNDS
(Cost $12,266,292)		12,265,961
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $590,574,473)		792,217,599
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,099,630)
NET ASSETS - 100%		$787,117,969

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,629,773 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amneal Pharmaceuticals, Inc.	5/4/18	$2,077,635
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,608
Fidelity Securities Lending Cash Central Fund	190,263
Total	$221,871

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$779,951,638	$734,330,749	$45,620,889	$--
Money Market Funds	12,265,961	12,265,961	--	--
Total Investments in Securities:	$792,217,599	$746,596,710	$45,620,889	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$10,315,122

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.0%
United Kingdom	12.9%
Switzerland	10.0%
France	6.4%
Ireland	5.9%
Netherlands	1.8%
Bailiwick of Jersey	1.6%
Germany	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,689,099) — See accompanying schedule: Unaffiliated issuers (cost $578,308,181)	$779,951,638
Fidelity Central Funds (cost $12,266,292)	12,265,961
Total Investment in Securities (cost $590,574,473)		$792,217,599
Cash		311
Receivable for investments sold		1,398,405
Receivable for fund shares sold		435,258
Dividends receivable		3,682,726
Distributions receivable from Fidelity Central Funds		16,860
Prepaid expenses		7,713
Other receivables		144,145
Total assets		797,903,017
Liabilities
Payable for investments purchased	$478,450
Payable for fund shares redeemed	759,056
Accrued management fee	346,366
Other affiliated payables	148,421
Other payables and accrued expenses	133,341
Collateral on securities loaned	8,919,414
Total liabilities		10,785,048
Net Assets		$787,117,969
Net Assets consist of:
Paid in capital		$582,151,213
Undistributed net investment income		7,383,016
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,063,720)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,647,460
Net Assets, for 36,859,471 shares outstanding		$787,117,969
Net Asset Value, offering price and redemption price per share ($787,117,969 ÷ 36,859,471 shares)		$21.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$11,407,851
Income from Fidelity Central Funds (including $190,263 from security lending)		221,871
Income before foreign taxes withheld		11,629,722
Less foreign taxes withheld		(1,177,028)
Total income		10,452,694
Expenses
Management fee	$1,995,298
Transfer agent fees	764,184
Accounting and security lending fees	132,884
Custodian fees and expenses	10,640
Independent trustees' fees and expenses	1,816
Registration fees	22,125
Audit	25,127
Legal	5,637
Miscellaneous	3,625
Total expenses before reductions	2,961,336
Expense reductions	(50,025)
Total expenses after reductions		2,911,311
Net investment income (loss)		7,541,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,705,617
Fidelity Central Funds	(397)
Foreign currency transactions	13,799
Total net realized gain (loss)		27,719,019
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	63,676,024
Fidelity Central Funds	(331)
Assets and liabilities in foreign currencies	(14,651)
Total change in net unrealized appreciation (depreciation)		63,661,042
Net gain (loss)		91,380,061
Net increase (decrease) in net assets resulting from operations		$98,921,444

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,541,383	$12,772,769
Net realized gain (loss)	27,719,019	73,004,810
Change in net unrealized appreciation (depreciation)	63,661,042	(34,184,441)
Net increase (decrease) in net assets resulting from operations	98,921,444	51,593,138
Distributions to shareholders from net investment income	(2,408,070)	(10,710,598)
Distributions to shareholders from net realized gain	(2,097,353)	(2,243,362)
Total distributions	(4,505,423)	(12,953,960)
Share transactions
Proceeds from sales of shares	31,308,380	58,835,440
Reinvestment of distributions	4,298,665	12,347,170
Cost of shares redeemed	(87,467,725)	(366,196,350)
Net increase (decrease) in net assets resulting from share transactions	(51,860,680)	(295,013,740)
Total increase (decrease) in net assets	42,555,341	(256,374,562)
Net Assets
Beginning of period	744,562,628	1,000,937,190
End of period	$787,117,969	$744,562,628
Other Information
Undistributed net investment income end of period	$7,383,016	$2,249,703
Shares
Sold	1,560,442	3,133,485
Issued in reinvestment of distributions	231,484	667,263
Redeemed	(4,493,729)	(19,523,339)
Net increase (decrease)	(2,701,803)	(15,722,591)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$18.11	$18.20	$23.08	$21.39	$16.13
Income from Investment Operations
Net investment income (loss)B	.20	.27	.22	.24	.14	.26
Net realized and unrealized gain (loss)	2.45	.74	(.13)	(2.52)	3.76	6.96
Total from investment operations	2.65	1.01	.09	(2.28)	3.90	7.22
Distributions from net investment income	(.06)	(.25)	(.18)	(.17)	(.18)	(.18)
Distributions from net realized gain	(.05)	(.05)	–	(2.43)	(2.03)	(1.77)
Total distributions	(.12)C	(.30)	(.18)	(2.60)	(2.21)	(1.96)D
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$21.35	$18.82	$18.11	$18.20	$23.08	$21.39
Total ReturnF,G	14.15%	5.61%	.57%	(11.33)%	20.04%	46.77%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.81%	.80%	.78%	.79%	.82%
Expenses net of fee waivers, if any	.80%J	.81%	.80%	.78%	.79%	.81%
Expenses net of all reductions	.79%J	.80%	.79%	.77%	.79%	.81%
Net investment income (loss)	2.04%J	1.44%	1.16%	1.09%	.66%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$787,118	$744,563	$1,000,937	$1,693,410	$1,892,865	$1,634,743
Portfolio turnover rateK	54%J	89%	77%	77%	72%L	95%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.054 per share.

 D Total distributions of $1.96 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $1.773 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Effective August 10, 2018, Biotechnology Portfolio and Health Care Portfolio underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of Biotechnology Portfolio and Health Care Portfolio by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of Biotechnology Portfolio and Health Care Portfolio. The per share data presented in each Financial Highlights and Shares activity presented in each Statement of Changes in Net Assets for Biotechnology Portfolio and Health Care Portfolio have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 249,648,879	Market Comparable	Transaction price	$3.79 - $132.95 / $20.69	Increase
			Proxy premium	22.4% - 28.2% / 25.6%	Increase
		Market approach	Transaction price	$2.15 - $150.07 / $36.63	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Health Care Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 148,073,115	Market Comparable	Enterprise value/Sales multiple (EV/S)	5.2	Increase
			Transaction price	$1.00 - $294.69 / $193.76	Increase
			Discount rate	24.0%	Decrease
		Market approach	Transaction price	$3.11 - $150.07 / $49.23	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Level 1 and Level 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $763,387 for Biotechnology Portfolio, $558,903 for Health Care Portfolio, $59,209 for Health Care Services Portfolio, $178,196 for Medical Technology and Devices Portfolio and $106,059 for Pharmaceuticals Portfolio are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Biotechnology Portfolio	$5,950,786,146	$3,964,938,674	$(399,787,419)	$3,565,151,255
Health Care Portfolio	5,302,262,754	2,627,500,115	(87,913,409)	2,539,586,706
Healthcare Services Portfolio	621,779,606	458,175,003	(6,312,706)	451,862,297
Medical Technology and Devices Portfolio	4,154,526,354	1,857,749,413	(23,947,102)	1,833,802,311
Pharmaceuticals Portfolio	593,096,332	205,240,887	(6,119,620)	199,121,267

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total no expiration	Total capital loss carryforward
Pharmaceuticals Portfolio	(24,390,412)	(24,390,412)	(24,390,412)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2018 to February 28, 2018. Loss deferrals were as follows:

Biotechnology Portfolio	$1,355,899
Health Care Services Portfolio	192,826
Medical Technology and Devices Portfolio	2,294,245

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Biotechnology Portfolio invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, Biotechnology Portfolio held an investment of $79,413,467 in this Subsidiary, representing .87% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	1,571,279,258	2,185,670,017
Health Care Portfolio	2,417,350,528	2,254,459,087
Health Care Services Portfolio	373,555,557	297,837,053
Medical Technology and Devices Portfolio	1,968,080,823	1,168,356,646
Pharmaceuticals Portfolio	199,357,587	249,825,027

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.24%	.54%
Health Care Portfolio	.30%	.24%	.54%
Health Care Services Portfolio	.30%	.24%	.54%
Medical Technology and Devices Portfolio	.30%	.24%	.54%
Pharmaceuticals Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.16%
Health Care Portfolio	.15%
Health Care Services Portfolio	.16%
Medical Technology and Devices Portfolio	.16%
Pharmaceuticals Portfolio	.21%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Biotechnology Portfolio	.02
Health Care Portfolio	.02
Health Care Services Portfolio	.03
Medical Technology and Devices Portfolio	.02
Pharmaceuticals Portfolio	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$130,953
Health Care Portfolio	49,154
Health Care Services Portfolio	7,995
Medical Technology and Devices Portfolio	31,756
Pharmaceuticals Portfolio	7,831

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Health Care Services Portfolio	Borrower	$7,186,000	2.04%	$815

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 23,409,830* shares of Health Care Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $541,001,090. The net realized gain of $233,538,287 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Health Care Portfolio recognized no gain or loss for federal income tax purposes.

* Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$12,131
Health Care Portfolio	9,492
Health Care Services Portfolio	1,153
Medical Technology and Devices Portfolio	5,800
Pharmaceuticals Portfolio	1,044

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Biotechnology Portfolio	$241,240	$–
Health Care Portfolio	492,889	10,709
Health Care Services Portfolio	12,836	164
Medical Technology and Devices Portfolio	212,438	687
Pharmaceuticals Portfolio	46,267	204

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Biotechnology Portfolio	$39,017
Health Care Portfolio	30,149
Health Care Services Portfolio	3,602
Medical Technology and Devices Portfolio	17,538
Pharmaceuticals Portfolio	3,554

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Biotechnology Portfolio	.72%
Actual		$1,000.00	$1,093.00	$3.80
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Health Care Portfolio	.71%
Actual		$1,000.00	$1,189.00	$3.92
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Health Care Services Portfolio	.75%
Actual		$1,000.00	$1,202.00	$4.16
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Medical Technology and Devices Portfolio	.73%
Actual		$1,000.00	$1,243.90	$4.13
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Pharmaceuticals Portfolio	.80%
Actual		$1,000.00	$1,141.50	$4.32
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELHC-SANN-1018
1.813645.113

Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semi-Annual Report

August 31, 2018

Contents

Banking Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Finance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Financial Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Insurance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Banking Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Wells Fargo & Co.	8.9
Bank of America Corp.	8.0
Huntington Bancshares, Inc.	6.6
U.S. Bancorp	5.4
PNC Financial Services Group, Inc.	5.2
Citigroup, Inc.	5.0
M&T Bank Corp.	3.3
Capital One Financial Corp.	2.9
Essent Group Ltd.	2.7
Bank of the Ozarks, Inc.	2.7
50.7

Top Industries (% of fund's net assets)

As of August 31, 2018
Banks	85.9%
Consumer Finance	5.5%
Thrifts & Mortgage Finance	5.4%
Capital Markets	2.2%
Software	0.4%
All Others*	0.6%

* Includes net other assets (liabilities).

Banking Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Banks - 85.9%
Diversified Banks - 28.0%
Amalgamated Bank	170,100	$2,966,544
Bank of America Corp.	1,732,376	53,582,390
Citigroup, Inc.	469,200	33,425,808
The Bank of NT Butterfield & Son Ltd.	42,800	2,261,552
U.S. Bancorp	664,500	35,956,095
Wells Fargo & Co.	1,014,292	59,315,796
		187,508,185
Regional Banks - 57.9%
1st Source Corp.	99,560	5,574,364
American National Bankshares, Inc.	7,419	305,292
Bank of the Ozarks, Inc.	453,900	18,364,794
BayCom Corp.	132,482	3,471,028
BB&T Corp.	69,400	3,585,204
Cadence Bancorp Class A	235,100	6,641,575
Camden National Corp.	96,332	4,406,226
CIT Group, Inc.	136,300	7,392,912
Community Trust Bancorp, Inc.	120,176	5,936,694
ConnectOne Bancorp, Inc.	135,400	3,337,610
Cullen/Frost Bankers, Inc.	39,000	4,324,710
CVB Financial Corp.	46,300	1,113,515
East West Bancorp, Inc.	201,100	12,747,729
First Citizen Bancshares, Inc.	37,000	17,575,370
First Hawaiian, Inc.	580,900	16,840,291
First Horizon National Corp.	864,200	15,918,564
First Interstate Bancsystem, Inc.	151,300	7,027,885
Great Western Bancorp, Inc.	226,200	9,848,748
Hanmi Financial Corp.	202,500	5,285,250
Hilltop Holdings, Inc.	368,100	7,638,075
Hope Bancorp, Inc.	465,720	8,154,757
Huntington Bancshares, Inc.	2,710,300	43,933,963
Investors Bancorp, Inc.	279,800	3,581,440
Lakeland Financial Corp.	117,000	5,764,590
M&T Bank Corp.	126,500	22,409,475
Northrim Bancorp, Inc.	44,500	1,982,475
PacWest Bancorp	158,136	7,984,287
PNC Financial Services Group, Inc.	243,191	34,907,636
Popular, Inc.	116,537	5,866,473
Preferred Bank, Los Angeles	94,200	5,765,982
Prosperity Bancshares, Inc.	127,500	9,542,100
Regions Financial Corp.	35,500	690,830
Sierra Bancorp	17,814	528,541
Signature Bank	148,600	17,198,964
SunTrust Banks, Inc.	118,100	8,687,436
SVB Financial Group (a)	12,400	4,002,100
Trico Bancshares	121,871	4,738,344
UMB Financial Corp.	104,800	7,885,152
Univest Corp. of Pennsylvania	146,900	4,186,650
Valley National Bancorp	496,500	5,982,825
WesBanco, Inc.	172,100	8,493,135
Wintrust Financial Corp.	89,600	7,934,080
Zions Bancorporation	207,150	11,039,024
		388,596,095

TOTAL BANKS		576,104,280

Capital Markets - 2.2%
Asset Management & Custody Banks - 2.2%
Northern Trust Corp.	27,000	2,901,420
State Street Corp.	137,600	11,958,816
		14,860,236
Consumer Finance - 5.5%
Consumer Finance - 5.5%
Capital One Financial Corp.	196,700	19,491,003
Discover Financial Services	400	31,248
OneMain Holdings, Inc. (a)	242,700	8,907,090
SLM Corp. (a)	295,700	3,465,604
Synchrony Financial	149,900	4,747,333
		36,642,278
Software - 0.4%
Application Software - 0.4%
Cardlytics, Inc. (a)	135,994	2,772,918
Thrifts & Mortgage Finance - 5.4%
Thrifts & Mortgage Finance - 5.4%
Beneficial Bancorp, Inc.	291,953	5,138,373
Essent Group Ltd. (a)	423,829	18,377,225
Meridian Bancorp, Inc. Maryland	195,265	3,495,244
MGIC Investment Corp. (a)	251,700	3,201,624
NMI Holdings, Inc. (a)	269,514	5,821,502
		36,033,968
TOTAL COMMON STOCKS
(Cost $483,484,811)		666,413,680
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $483,484,811)		666,413,680
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,243,463
NET ASSETS - 100%		$670,657,143

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,680
Fidelity Securities Lending Cash Central Fund	697
Total	$24,377

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $483,484,811)		$666,413,680
Receivable for investments sold		13,654,515
Receivable for fund shares sold		329,886
Dividends receivable		880,644
Distributions receivable from Fidelity Central Funds		3,643
Prepaid expenses		8,352
Other receivables		20,075
Total assets		681,310,795
Liabilities
Payable to custodian bank	$797,922
Payable for investments purchased	5,776,553
Payable for fund shares redeemed	3,630,699
Accrued management fee	305,326
Other affiliated payables	120,191
Other payables and accrued expenses	22,961
Total liabilities		10,653,652
Net Assets		$670,657,143
Net Assets consist of:
Paid in capital		$416,954,195
Undistributed net investment income		4,624,689
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		66,149,390
Net unrealized appreciation (depreciation) on investments		182,928,869
Net Assets, for 19,472,190 shares outstanding		$670,657,143
Net Asset Value, offering price and redemption price per share ($670,657,143 ÷ 19,472,190 shares)		$34.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$7,352,192
Income from Fidelity Central Funds		24,377
Total income		7,376,569
Expenses
Management fee	$1,955,132
Transfer agent fees	641,639
Accounting and security lending fees	128,094
Custodian fees and expenses	5,201
Independent trustees' fees and expenses	1,857
Registration fees	36,054
Audit	18,629
Legal	4,561
Interest	2,100
Miscellaneous	3,838
Total expenses before reductions	2,797,105
Expense reductions	(43,156)
Total expenses after reductions		2,753,949
Net investment income (loss)		4,622,620
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,317,167
Fidelity Central Funds	(335)
Foreign currency transactions	568
Total net realized gain (loss)		68,317,400
Change in net unrealized appreciation (depreciation) on investment securities		(70,940,624)
Net gain (loss)		(2,623,224)
Net increase (decrease) in net assets resulting from operations		$1,999,396

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,622,620	$12,317,869
Net realized gain (loss)	68,317,400	103,324,632
Change in net unrealized appreciation (depreciation)	(70,940,624)	(46,490,051)
Net increase (decrease) in net assets resulting from operations	1,999,396	69,152,450
Distributions to shareholders from net investment income	(3,595,602)	(7,600,446)
Distributions to shareholders from net realized gain	(56,014,493)	(13,137,423)
Total distributions	(59,610,095)	(20,737,869)
Share transactions
Proceeds from sales of shares	94,017,703	415,824,225
Reinvestment of distributions	55,944,707	19,534,739
Cost of shares redeemed	(251,939,214)	(915,429,348)
Net increase (decrease) in net assets resulting from share transactions	(101,976,804)	(480,070,384)
Redemption fees	–	41,261
Total increase (decrease) in net assets	(159,587,503)	(431,614,542)
Net Assets
Beginning of period	830,244,646	1,261,859,188
End of period	$670,657,143	$830,244,646
Other Information
Undistributed net investment income end of period	$4,624,689	$3,597,671
Shares
Sold	2,720,013	12,143,322
Issued in reinvestment of distributions	1,723,497	553,617
Redeemed	(7,520,695)	(27,674,968)
Net increase (decrease)	(3,077,185)	(14,978,029)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Banking Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.82	$33.63	$21.70	$26.24	$26.11	$20.58
Income from Investment Operations
Net investment income (loss)B	.22	.42	.33	.33	.30	.29
Net realized and unrealized gain (loss)	.04C	3.68	11.85	(3.43)	1.04	5.97
Total from investment operations	.26	4.10	12.18	(3.10)	1.34	6.26
Distributions from net investment income	(.16)	(.33)	(.25)	(.28)	(.34)	(.20)
Distributions from net realized gain	(2.48)	(.58)	–	(1.16)	(.87)	(.53)
Total distributions	(2.64)	(.91)	(.25)	(1.44)	(1.21)	(.73)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$34.44	$36.82	$33.63	$21.70	$26.24	$26.11
Total ReturnE,F	1.13%	12.31%	56.16%	(12.57)%	5.30%	30.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.79%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.77%I	.77%	.79%	.79%	.80%	.81%
Expenses net of all reductions	.76%I	.77%	.79%	.79%	.79%	.80%
Net investment income (loss)	1.28%I	1.26%	1.20%	1.27%	1.14%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$670,657	$830,245	$1,261,859	$565,479	$584,635	$809,980
Portfolio turnover rateJ	41%I	35%	34%	63%	65%	91%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
S&P Global, Inc.	8.3
BlackRock, Inc. Class A	7.8
TD Ameritrade Holding Corp.	7.7
Charles Schwab Corp.	7.0
Morgan Stanley	6.8
LPL Financial	5.0
MSCI, Inc.	5.0
Ameriprise Financial, Inc.	4.6
CME Group, Inc.	4.3
Cboe Global Markets, Inc.	4.2
60.7

Top Industries (% of fund's net assets)

As of August 31, 2018
Capital Markets	99.6%
All Others*	0.4%

* Includes short-term investments and net other assets (liabilities).

Brokerage and Investment Management Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Capital Markets - 99.6%
Asset Management & Custody Banks - 25.3%
Ameriprise Financial, Inc.	119,000	$16,893,240
Apollo Global Management LLC Class A	428,800	14,806,464
BlackRock, Inc. Class A	59,900	28,695,694
Eaton Vance Corp. (non-vtg.)	104,100	5,489,193
State Street Corp.	152,200	13,227,702
T. Rowe Price Group, Inc.	116,400	13,489,596
		92,601,889
Financial Exchanges & Data - 29.6%
Cboe Global Markets, Inc.	153,638	15,486,710
CME Group, Inc.	90,200	15,760,646
MarketAxess Holdings, Inc.	20,900	3,967,238
Moody's Corp.	51,000	9,079,020
MSCI, Inc.	100,600	18,134,156
S&P Global, Inc.	146,300	30,291,416
The NASDAQ OMX Group, Inc.	162,200	15,480,368
		108,199,554
Investment Banking & Brokerage - 44.7%
Charles Schwab Corp.	504,980	25,647,934
E*TRADE Financial Corp. (a)	162,600	9,570,636
Gain Capital Holdings, Inc. (b)	511,900	3,772,703
Investment Technology Group, Inc.	454,600	9,946,648
LPL Financial	274,400	18,176,256
Moelis & Co. Class A	176,300	10,234,215
Morgan Stanley	507,700	24,790,991
PJT Partners, Inc.	223,712	12,957,399
Raymond James Financial, Inc.	108,000	10,048,320
TD Ameritrade Holding Corp.	479,100	28,060,887
Virtu Financial, Inc. Class A	459,400	10,014,920
		163,220,909

TOTAL CAPITAL MARKETS		364,022,352

TOTAL COMMON STOCKS
(Cost $276,297,513)		364,022,352

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.97% (c)	705,615	705,756
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	188,386	188,405
TOTAL MONEY MARKET FUNDS
(Cost $894,161)		894,161
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $277,191,674)		364,916,513
NET OTHER ASSETS (LIABILITIES) - 0.2%		682,609
NET ASSETS - 100%		$365,599,122

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,038
Fidelity Securities Lending Cash Central Fund	33,058
Total	$47,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $184,250) — See accompanying schedule: Unaffiliated issuers (cost $276,297,513)	$364,022,352
Fidelity Central Funds (cost $894,161)	894,161
Total Investment in Securities (cost $277,191,674)		$364,916,513
Receivable for investments sold		1,116,459
Receivable for fund shares sold		32,125
Dividends receivable		701,101
Distributions receivable from Fidelity Central Funds		2,531
Prepaid expenses		4,719
Other receivables		58,625
Total assets		366,832,073
Liabilities
Payable for fund shares redeemed	$754,229
Accrued management fee	164,740
Other affiliated payables	68,538
Other payables and accrued expenses	57,944
Collateral on securities loaned	187,500
Total liabilities		1,232,951
Net Assets		$365,599,122
Net Assets consist of:
Paid in capital		$272,512,809
Undistributed net investment income		2,567,302
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,793,280
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,725,731
Net Assets, for 4,719,582 shares outstanding		$365,599,122
Net Asset Value, offering price and redemption price per share ($365,599,122 ÷ 4,719,582 shares)		$77.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$4,153,315
Income from Fidelity Central Funds		47,096
Total income		4,200,411
Expenses
Management fee	$1,133,438
Transfer agent fees	361,270
Accounting and security lending fees	82,390
Custodian fees and expenses	3,393
Independent trustees' fees and expenses	1,077
Registration fees	23,772
Audit	18,789
Legal	2,134
Interest	573
Miscellaneous	1,734
Total expenses before reductions	1,628,570
Expense reductions	(32,286)
Total expenses after reductions		1,596,284
Net investment income (loss)		2,604,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,100,300
Fidelity Central Funds	950
Foreign currency transactions	(27)
Total net realized gain (loss)		3,101,223
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(21,842,413)
Assets and liabilities in foreign currencies	(1,430)
Total change in net unrealized appreciation (depreciation)		(21,843,843)
Net gain (loss)		(18,742,620)
Net increase (decrease) in net assets resulting from operations		$(16,138,493)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,604,127	$6,530,952
Net realized gain (loss)	3,101,223	45,743,147
Change in net unrealized appreciation (depreciation)	(21,843,843)	51,881,187
Net increase (decrease) in net assets resulting from operations	(16,138,493)	104,155,286
Distributions to shareholders from net investment income	(1,024,259)	(4,145,029)
Distributions to shareholders from net realized gain	(20,392,564)	(25,376,935)
Total distributions	(21,416,823)	(29,521,964)
Share transactions
Proceeds from sales of shares	30,082,002	145,843,098
Reinvestment of distributions	20,158,727	27,880,043
Cost of shares redeemed	(109,067,132)	(191,663,677)
Net increase (decrease) in net assets resulting from share transactions	(58,826,403)	(17,940,536)
Redemption fees	–	5,197
Total increase (decrease) in net assets	(96,381,719)	56,697,983
Net Assets
Beginning of period	461,980,841	405,282,858
End of period	$365,599,122	$461,980,841
Other Information
Undistributed net investment income end of period	$2,567,302	$987,434
Shares
Sold	367,132	1,846,524
Issued in reinvestment of distributions	260,415	357,771
Redeemed	(1,376,910)	(2,432,909)
Net increase (decrease)	(749,363)	(228,614)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$84.47	$71.13	$54.65	$74.78	$71.99	$55.99
Income from Investment Operations
Net investment income (loss)B	.50	1.15	.89	.72	.96	.99
Net realized and unrealized gain (loss)	(3.58)	17.88	16.44	(16.77)	4.39	15.41
Total from investment operations	(3.08)	19.03	17.33	(16.05)	5.35	16.40
Distributions from net investment income	(.19)	(.82)	(.83)	(.74)	(.83)	(.39)
Distributions from net realized gain	(3.74)	(4.87)	(.01)	(3.34)	(1.73)	(.02)
Total distributions	(3.93)	(5.69)	(.85)C	(4.08)	(2.56)	(.40)D
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$77.46	$84.47	$71.13	$54.65	$74.78	$71.99
Total ReturnF,G	(3.64)%	27.51%	31.76%	(22.23)%	7.43%	29.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.79%	.82%	.79%	.79%	.82%
Expenses net of fee waivers, if any	.78%J	.79%	.82%	.79%	.79%	.82%
Expenses net of all reductions	.76%J	.78%	.80%	.78%	.79%	.80%
Net investment income (loss)	1.24%J	1.49%	1.43%	1.02%	1.32%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$365,599	$461,981	$405,283	$310,570	$577,953	$834,222
Portfolio turnover rateK	27%J	75%	146%	67%	31%	182%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.831 and distributions from net realized gain of $.014 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.388 and distributions from net realized gain of $.016 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
MasterCard, Inc. Class A	7.4
Capital One Financial Corp.	6.6
Synchrony Financial	6.4
Visa, Inc. Class A	6.3
Ally Financial, Inc.	5.9
Credit Acceptance Corp.	3.9
American Express Co.	3.9
Discover Financial Services	3.7
AGNC Investment Corp.	3.5
JPMorgan Chase & Co.	3.5
51.1

Top Industries (% of fund's net assets)

As of August 31, 2018
Consumer Finance	43.6%
IT Services	22.3%
Thrifts & Mortgage Finance	11.7%
Mortgage Real Estate Investment Trusts	11.2%
Banks	9.0%
All Others*	2.2%

* Includes short-term investments and net other assets (liabilities).

Consumer Finance Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Banks - 9.0%
Diversified Banks - 6.3%
Bank of America Corp.	32,400	$1,002,132
JPMorgan Chase & Co.	32,600	3,735,308
Wells Fargo & Co.	34,300	2,005,864
		6,743,304
Regional Banks - 2.7%
Huntington Bancshares, Inc.	91,500	1,483,215
Signature Bank	11,700	1,354,158
		2,837,373

TOTAL BANKS		9,580,677

Consumer Finance - 43.6%
Consumer Finance - 43.6%
Ally Financial, Inc.	232,700	6,254,976
American Express Co.	38,900	4,122,622
Capital One Financial Corp.	70,600	6,995,754
Credit Acceptance Corp. (a)	9,175	4,190,314
Discover Financial Services	50,800	3,968,496
First Cash Financial Services, Inc.	24,411	1,984,614
LendingClub Corp. (a)	80,800	291,688
Navient Corp.	104,600	1,426,744
Nelnet, Inc. Class A	300	17,295
OneMain Holdings, Inc. (a)	97,500	3,578,250
Santander Consumer U.S.A. Holdings, Inc.	141,200	3,047,096
SLM Corp. (a)	309,800	3,630,856
Synchrony Financial	216,600	6,859,722
		46,368,427
IT Services - 22.3%
Data Processing & Outsourced Services - 22.3%
Adyen BV (b)	1,600	1,121,749
Alliance Data Systems Corp.	2,200	524,876
Fidelity National Information Services, Inc.	7,200	778,824
FleetCor Technologies, Inc. (a)	11,700	2,500,758
MasterCard, Inc. Class A	36,700	7,911,052
PayPal Holdings, Inc. (a)	23,600	2,178,988
Total System Services, Inc.	7,400	718,836
Visa, Inc. Class A	45,336	6,659,405
Wirecard AG	1,900	421,898
Worldpay, Inc. (a)	9,500	925,205
		23,741,591
Mortgage Real Estate Investment Trusts - 11.2%
Mortgage REITs - 11.2%
AGNC Investment Corp.	198,800	3,781,176
Annaly Capital Management, Inc.	119,115	1,265,001
Capstead Mortgage Corp.	100	840
Invesco Mortgage Capital, Inc.	84,457	1,370,737
MFA Financial, Inc.	234,900	1,799,334
New Residential Investment Corp.	185,650	3,447,521
Redwood Trust, Inc.	16,000	271,680
		11,936,289
Thrifts & Mortgage Finance - 11.7%
Thrifts & Mortgage Finance - 11.7%
BofI Holding, Inc. (a)	48,800	1,817,312
Dime Community Bancshares, Inc.	23,400	424,710
Flagstar Bancorp, Inc. (a)	100	3,305
Meridian Bancorp, Inc. Maryland	63,200	1,131,280
MGIC Investment Corp. (a)	258,128	3,283,388
New York Community Bancorp, Inc.	22,300	240,171
Northwest Bancshares, Inc.	30,700	559,354
Oritani Financial Corp.	29,600	479,520
Radian Group, Inc.	59,365	1,206,890
TFS Financial Corp.	118,800	1,834,272
Washington Federal, Inc.	42,400	1,445,840
		12,426,042
TOTAL COMMON STOCKS
(Cost $72,809,954)		104,053,026

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.97% (c)
(Cost $2,477,801)	2,477,305	2,477,801
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $75,287,755)		106,530,827
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(107,601)
NET ASSETS - 100%		$106,423,226

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,121,749 or 1.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,562
Fidelity Securities Lending Cash Central Fund	5,049
Total	$13,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $72,809,954)	$104,053,026
Fidelity Central Funds (cost $2,477,801)	2,477,801
Total Investment in Securities (cost $75,287,755)		$106,530,827
Cash		56
Receivable for fund shares sold		28,630
Dividends receivable		81,824
Distributions receivable from Fidelity Central Funds		3,612
Prepaid expenses		1,080
Other receivables		1,418
Total assets		106,647,447
Liabilities
Payable for fund shares redeemed	$135,152
Accrued management fee	46,857
Transfer agent fee payable	18,682
Other affiliated payables	3,381
Other payables and accrued expenses	20,149
Total liabilities		224,221
Net Assets		$106,423,226
Net Assets consist of:
Paid in capital		$75,619,645
Undistributed net investment income		467,100
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(906,591)
Net unrealized appreciation (depreciation) on investments		31,243,072
Net Assets, for 6,404,977 shares outstanding		$106,423,226
Net Asset Value, offering price and redemption price per share ($106,423,226 ÷ 6,404,977 shares)		$16.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$1,015,823
Income from Fidelity Central Funds		13,611
Total income		1,029,434
Expenses
Management fee	$274,937
Transfer agent fees	112,678
Accounting and security lending fees	20,147
Custodian fees and expenses	1,902
Independent trustees' fees and expenses	251
Registration fees	19,701
Audit	19,835
Legal	514
Miscellaneous	784
Total expenses before reductions	450,749
Expense reductions	(12,452)
Total expenses after reductions		438,297
Net investment income (loss)		591,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	886,118
Fidelity Central Funds	(42)
Foreign currency transactions	293
Total net realized gain (loss)		886,369
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,982,411
Fidelity Central Funds	89
Total change in net unrealized appreciation (depreciation)		4,982,500
Net gain (loss)		5,868,869
Net increase (decrease) in net assets resulting from operations		$6,460,006

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$591,137	$1,353,349
Net realized gain (loss)	886,369	14,541,035
Change in net unrealized appreciation (depreciation)	4,982,500	116,425
Net increase (decrease) in net assets resulting from operations	6,460,006	16,010,809
Distributions to shareholders from net investment income	–	(1,603,897)
Distributions to shareholders from net realized gain	(4,270,027)	–
Share transactions
Proceeds from sales of shares	8,205,789	22,638,327
Reinvestment of distributions	4,089,139	1,541,855
Cost of shares redeemed	(12,166,902)	(36,306,154)
Net increase (decrease) in net assets resulting from share transactions	128,026	(12,125,972)
Redemption fees	–	1,316
Total increase (decrease) in net assets	2,318,005	2,282,256
Net Assets
Beginning of period	104,105,221	101,822,965
End of period	$106,423,226	$104,105,221
Other Information
Undistributed net investment income end of period	$467,100	$–
Distributions in excess of net investment income end of period	$–	$(124,037)
Shares
Sold	509,263	1,464,790
Issued in reinvestment of distributions	270,625	97,268
Redeemed	(764,735)	(2,436,648)
Net increase (decrease)	15,153	(874,590)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Finance Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.29	$14.02	$10.94	$14.01	$16.16	$15.37
Income from Investment Operations
Net investment income (loss)B	.09	.20	.21	.20	.22	.34
Net realized and unrealized gain (loss)	.92	2.33C	3.38	(1.99)	.95	3.18
Total from investment operations	1.01	2.53	3.59	(1.79)	1.17	3.52
Distributions from net investment income	–	(.26)	(.23)	(.20)	(.30)	(.40)
Distributions from net realized gain	(.68)	–	(.28)	(1.08)	(3.03)	(2.33)
Total distributions	(.68)	(.26)	(.51)	(1.28)	(3.32)D	(2.73)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$16.62	$16.29	$14.02	$10.94	$14.01	$16.16
Total ReturnF,G	6.62%	18.07%C	33.57%	(14.01)%	7.69%	24.31%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.90%	.94%	.90%	.88%	.85%
Expenses net of fee waivers, if any	.88%J	.89%	.94%	.89%	.88%	.85%
Expenses net of all reductions	.86%J	.89%	.93%	.89%	.88%	.83%
Net investment income (loss)	1.16%J	1.38%	1.72%	1.53%	1.45%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$106,423	$104,105	$101,823	$86,643	$134,569	$250,222
Portfolio turnover rateK	21%J	81%	44%	48%	71%	89%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.28 per share. Excluding these litigation proceeds, the total return would have been 16.18%.

 D Total distributions of $3.32 per share is comprised of distributions from net investment income of $.296 and distributions from net realized gain of $3.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Bank of America Corp.	6.1
Citigroup, Inc.	5.6
Capital One Financial Corp.	4.8
TD Ameritrade Holding Corp.	4.0
Huntington Bancshares, Inc.	4.0
PNC Financial Services Group, Inc.	3.8
The Travelers Companies, Inc.	3.5
Hartford Financial Services Group, Inc.	3.5
American International Group, Inc.	3.3
Goldman Sachs Group, Inc.	3.3
41.9

Top Industries (% of fund's net assets)

As of August 31, 2018
Banks	34.7%
Insurance	22.1%
Capital Markets	20.8%
Consumer Finance	10.3%
Diversified Financial Services	3.0%
All Others*	9.1%

* Includes short-term investments and net other assets (liabilities).

Financial Services Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Banks - 34.7%
Diversified Banks - 16.8%
Bank of America Corp.	1,400,000	$43,302,000
Citigroup, Inc.	560,000	39,894,400
JPMorgan Chase & Co.	160,500	18,390,090
Wells Fargo & Co.	310,000	18,128,800
		119,715,290
Regional Banks - 17.9%
Bank of the Ozarks, Inc.	150,000	6,069,000
CoBiz, Inc.	210,000	4,840,500
East West Bancorp, Inc.	140,000	8,874,600
First Citizen Bancshares, Inc.	9,500	4,512,595
First Hawaiian, Inc.	100,000	2,899,000
First Horizon National Corp.	739,684	13,624,979
Huntington Bancshares, Inc.	1,766,800	28,639,828
M&T Bank Corp.	80,000	14,172,000
PNC Financial Services Group, Inc.	186,500	26,770,210
Popular, Inc.	124,500	6,267,330
Preferred Bank, Los Angeles	10,415	637,502
Signature Bank	50,000	5,787,000
SunTrust Banks, Inc.	15,000	1,103,400
United Community Bank, Inc.	28,000	849,520
Wintrust Financial Corp.	25,000	2,213,750
		127,261,214

TOTAL BANKS		246,976,504

Capital Markets - 20.8%
Asset Management & Custody Banks - 6.5%
Apollo Global Management LLC Class A	200,000	6,906,000
Bank of New York Mellon Corp.	346,800	18,085,620
Northern Trust Corp.	161,900	17,397,774
Oaktree Capital Group LLC Class A	88,663	3,604,151
		45,993,545
Financial Exchanges & Data - 2.1%
Cboe Global Markets, Inc.	113,300	11,420,640
IntercontinentalExchange, Inc.	50,000	3,811,500
		15,232,140
Investment Banking & Brokerage - 12.2%
E*TRADE Financial Corp. (a)	319,000	18,776,340
Goldman Sachs Group, Inc.	98,200	23,352,942
Hamilton Lane, Inc. Class A	100,000	4,878,000
Investment Technology Group, Inc.	200,000	4,376,000
PJT Partners, Inc.	65,000	3,764,800
TD Ameritrade Holding Corp.	490,800	28,746,156
Virtu Financial, Inc. Class A(b)	150,000	3,270,000
		87,164,238

TOTAL CAPITAL MARKETS		148,389,923

Consumer Finance - 10.3%
Consumer Finance - 10.3%
Capital One Financial Corp.	343,500	34,037,415
OneMain Holdings, Inc. (a)	250,000	9,175,000
SLM Corp. (a)	1,250,000	14,650,000
Synchrony Financial	490,700	15,540,469
		73,402,884
Diversified Financial Services - 3.0%
Multi-Sector Holdings - 3.0%
Berkshire Hathaway, Inc. Class B (a)	103,100	21,519,032
Insurance - 22.1%
Life & Health Insurance - 5.1%
MetLife, Inc.	436,500	20,030,985
Torchmark Corp.	182,700	16,062,984
		36,093,969
Multi-Line Insurance - 6.8%
American International Group, Inc.	441,600	23,479,872
Hartford Financial Services Group, Inc.	490,800	24,721,596
		48,201,468
Property & Casualty Insurance - 7.8%
Aspen Insurance Holdings Ltd.	20,000	823,000
Axis Capital Holdings Ltd.	85,000	4,889,200
Beazley PLC	500,000	3,853,698
FNF Group	300,000	12,030,000
Hiscox Ltd.	225,000	4,915,166
RSA Insurance Group PLC	500,000	4,094,189
The Travelers Companies, Inc.	192,800	25,372,480
		55,977,733
Reinsurance - 2.4%
Reinsurance Group of America, Inc.	118,700	16,956,295

TOTAL INSURANCE		157,229,465

IT Services - 1.2%
Data Processing & Outsourced Services - 1.2%
Visa, Inc. Class A	60,000	8,813,400
Mortgage Real Estate Investment Trusts - 1.5%
Mortgage REITs - 1.5%
AGNC Investment Corp.	275,000	5,230,500
MFA Financial, Inc.	739,356	5,663,467
		10,893,967
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Equifax, Inc.	50,000	6,698,500
Software - 0.7%
Application Software - 0.7%
Black Knight, Inc. (a)	93,300	4,982,220
Thrifts & Mortgage Finance - 2.3%
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd. (a)	125,000	5,420,000
MGIC Investment Corp. (a)	586,800	7,464,096
NMI Holdings, Inc. (a)	62,200	1,343,520
Radian Group, Inc.	100,000	2,033,000
		16,260,616
TOTAL COMMON STOCKS
(Cost $567,031,475)		695,166,511

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.97% (c)	14,743,438	14,746,387
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	1,365,613	1,365,750
TOTAL MONEY MARKET FUNDS
(Cost $16,112,137)		16,112,137
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $583,143,612)		711,278,648
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,344,702
NET ASSETS - 100%		$712,623,350

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,080
Fidelity Securities Lending Cash Central Fund	1,724
Total	$128,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,323,260) — See accompanying schedule: Unaffiliated issuers (cost $567,031,475)	$695,166,511
Fidelity Central Funds (cost $16,112,137)	16,112,137
Total Investment in Securities (cost $583,143,612)		$711,278,648
Cash		983,322
Receivable for investments sold		3,644,594
Receivable for fund shares sold		241,486
Dividends receivable		855,571
Distributions receivable from Fidelity Central Funds		28,386
Prepaid expenses		12,368
Other receivables		37,177
Total assets		717,081,552
Liabilities
Payable for investments purchased	$983,192
Payable for fund shares redeemed	1,637,428
Accrued management fee	323,426
Other affiliated payables	123,255
Other payables and accrued expenses	25,151
Collateral on securities loaned	1,365,750
Total liabilities		4,458,202
Net Assets		$712,623,350
Net Assets consist of:
Paid in capital		$420,422,038
Undistributed net investment income		4,711,173
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		159,355,740
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,134,399
Net Assets, for 63,055,468 shares outstanding		$712,623,350
Net Asset Value, offering price and redemption price per share ($712,623,350 ÷ 63,055,468 shares)		$11.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$7,861,713
Income from Fidelity Central Funds		128,804
Total income		7,990,517
Expenses
Management fee	$2,381,074
Transfer agent fees	732,417
Accounting and security lending fees	149,832
Custodian fees and expenses	7,658
Independent trustees' fees and expenses	2,459
Registration fees	32,586
Audit	19,052
Legal	5,777
Interest	1,277
Miscellaneous	5,179
Total expenses before reductions	3,337,311
Expense reductions	(58,130)
Total expenses after reductions		3,279,181
Net investment income (loss)		4,711,336
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,334,963
Redemptions in-kind with affiliated entities	122,035,415
Fidelity Central Funds	(385)
Foreign currency transactions	3,205
Total net realized gain (loss)		162,373,198
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(190,882,324)
Assets and liabilities in foreign currencies	171
Total change in net unrealized appreciation (depreciation)		(190,882,153)
Net gain (loss)		(28,508,955)
Net increase (decrease) in net assets resulting from operations		$(23,797,619)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,711,336	$9,547,835
Net realized gain (loss)	162,373,198	63,339,801
Change in net unrealized appreciation (depreciation)	(190,882,153)	116,792,492
Net increase (decrease) in net assets resulting from operations	(23,797,619)	189,680,128
Distributions to shareholders from net investment income	(2,043,089)	(7,413,422)
Distributions to shareholders from net realized gain	(28,147,911)	(42,209,545)
Total distributions	(30,191,000)	(49,622,967)
Share transactions
Proceeds from sales of shares	77,060,062	503,440,101
Reinvestment of distributions	29,268,133	48,197,971
Cost of shares redeemed	(647,970,524)	(403,096,639)
Net increase (decrease) in net assets resulting from share transactions	(541,642,329)	148,541,433
Total increase (decrease) in net assets	(595,630,948)	288,598,594
Net Assets
Beginning of period	1,308,254,298	1,019,655,704
End of period	$712,623,350	$1,308,254,298
Other Information
Undistributed net investment income end of period	$4,711,173	$2,042,926
Shares(a)
Sold	6,852,942	46,843,520
Issued in reinvestment of distributions	2,682,442	4,434,960
Redeemed	(58,625,306)	(38,077,110)
Net increase (decrease)	(49,089,922)	13,201,370

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Financial Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$11.67	$10.31	$7.50	$8.88	$8.09	$6.56
Income from Investment Operations
Net investment income (loss)C	.06	.09	.10	.09	.08	.11
Net realized and unrealized gain (loss)	(.16)	1.76	2.81	(1.33)	.88	1.50
Total from investment operations	(.10)	1.85	2.91	(1.24)	.96	1.61
Distributions from net investment income	(.02)	(.07)	(.10)	(.08)	(.09)	(.08)
Distributions from net realized gain	(.25)	(.42)	–	(.06)	(.08)	–
Total distributions	(.27)	(.49)	(.10)	(.14)	(.17)	(.08)
Redemption fees added to paid in capitalC	–	–	–D	–D	–D	–D
Net asset value, end of period	$11.30	$11.67	$10.31	$7.50	$8.88	$8.09
Total ReturnE,F	(.72)%	18.33%	38.78%	(14.18)%	11.87%	24.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.77%	.77%	.76%	.78%	.83%
Expenses net of fee waivers, if any	.76%I	.77%	.77%	.76%	.78%	.83%
Expenses net of all reductions	.75%I	.76%	.76%	.75%	.78%	.81%
Net investment income (loss)	1.07%I	.87%	1.10%	1.01%	.99%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$712,623	$1,308,254	$1,019,656	$1,043,574	$1,385,490	$779,524
Portfolio turnover rateJ	47%I,K	54%	84%K	55%	42%K	197%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Chubb Ltd.	11.8
The Travelers Companies, Inc.	8.7
American International Group, Inc.	8.5
MetLife, Inc.	7.4
Marsh & McLennan Companies, Inc.	5.4
Berkshire Hathaway, Inc. Class B	4.6
Prudential Financial, Inc.	3.5
Allstate Corp.	3.2
AFLAC, Inc.	3.1
Principal Financial Group, Inc.	2.9
59.1

Top Industries (% of fund's net assets)

As of August 31, 2018
Insurance	89.4%
Diversified Financial Services	6.0%
Capital Markets	3.3%
Software	0.5%
Consumer Finance	0.3%
All Others*	0.5%

* Includes short-term investments and net other assets (liabilities).

Insurance Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc.	500	$10,375
Capital Markets - 3.3%
Asset Management & Custody Banks - 3.3%
Apollo Global Management LLC Class A	79,344	2,739,748
Ares Management LP	220,214	4,690,558
Brighthouse Financial, Inc. (a)	18,306	759,882
		8,190,188
Consumer Finance - 0.3%
Consumer Finance - 0.3%
OneMain Holdings, Inc. (a)	21,900	803,730
Diversified Financial Services - 6.0%
Multi-Sector Holdings - 4.6%
Berkshire Hathaway, Inc. Class B (a)	54,500	11,375,240
Other Diversified Financial Services - 1.4%
Cannae Holdings, Inc. (a)	16,099	312,965
Voya Financial, Inc.	61,100	3,059,277
		3,372,242

TOTAL DIVERSIFIED FINANCIAL SERVICES		14,747,482

Insurance - 89.4%
Insurance Brokers - 15.2%
Aon PLC	43,800	6,375,528
Arthur J. Gallagher & Co.	97,500	7,033,650
Brown & Brown, Inc.	217,000	6,614,160
Marsh & McLennan Companies, Inc.	157,300	13,312,299
Willis Group Holdings PLC	28,228	4,157,138
		37,492,775
Life & Health Insurance - 24.9%
AFLAC, Inc.	164,200	7,592,608
CNO Financial Group, Inc.	130,600	2,822,266
FBL Financial Group, Inc. Class A	300	24,405
Genworth Financial, Inc. Class A (a)	282,100	1,311,765
MetLife, Inc.	395,175	18,134,581
Primerica, Inc.	30,200	3,691,950
Principal Financial Group, Inc.	128,000	7,064,320
Prudential Financial, Inc.	87,389	8,585,969
Sony Financial Holdings, Inc.	306,600	6,112,132
Torchmark Corp.	28,400	2,496,928
Unum Group	91,761	3,384,146
		61,221,070
Multi-Line Insurance - 12.5%
American International Group, Inc.	395,300	21,018,101
Hartford Financial Services Group, Inc.	115,400	5,812,698
Loews Corp.	62,100	3,124,251
Zurich Insurance Group AG	2,296	699,282
		30,654,332
Property & Casualty Insurance - 33.7%
Allstate Corp.	78,900	7,934,973
AmTrust Financial Services, Inc.	55,800	811,332
Arch Capital Group Ltd. (a)	119,700	3,659,229
Argo Group International Holdings, Ltd.	12,168	775,102
Aspen Insurance Holdings Ltd.	64,200	2,641,830
Assured Guaranty Ltd.	66,700	2,717,358
Axis Capital Holdings Ltd.	11,100	638,472
Chubb Ltd.	214,805	29,050,226
First American Financial Corp.	57,000	3,241,020
FNF Group	66,800	2,678,680
Hanover Insurance Group, Inc.	26,800	3,282,732
Markel Corp. (a)	2,850	3,445,080
MBIA, Inc. (a)(b)	59,000	605,930
Mercury General Corp.	200	10,780
The Travelers Companies, Inc.	162,500	21,385,000
		82,877,744
Reinsurance - 3.1%
Everest Re Group Ltd.	3,400	758,268
Maiden Holdings Ltd.	700	2,660
Muenchener Rueckversicherungs AG	9,500	2,048,840
Reinsurance Group of America, Inc.	31,433	4,490,204
Third Point Reinsurance Ltd. (a)	29,400	393,960
		7,693,932

TOTAL INSURANCE		219,939,853

Software - 0.5%
Application Software - 0.5%
Black Knight, Inc. (a)	20,457	1,092,404
TOTAL COMMON STOCKS
(Cost $135,809,769)		244,784,032

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Torchmark Corp. 6.125%
(Cost $76,079)	3,059	78,861

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.97% (c)	1,063,914	1,064,127
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	475,159	475,207
TOTAL MONEY MARKET FUNDS
(Cost $1,539,334)		1,539,334
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $137,425,182)		246,402,227
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(226,270)
NET ASSETS - 100%		$246,175,957

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,751
Fidelity Securities Lending Cash Central Fund	14,237
Total	$81,988

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$11,053,224

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.2%
Switzerland	12.1%
Bermuda	4.8%
United Kingdom	2.6%
Japan	2.5%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $453,934) — See accompanying schedule: Unaffiliated issuers (cost $135,885,848)	$244,862,893
Fidelity Central Funds (cost $1,539,334)	1,539,334
Total Investment in Securities (cost $137,425,182)		$246,402,227
Receivable for investments sold		877,479
Receivable for fund shares sold		40,601
Dividends receivable		423,529
Distributions receivable from Fidelity Central Funds		7,127
Prepaid expenses		3,367
Other receivables		3,919
Total assets		247,758,249
Liabilities
Payable for fund shares redeemed	921,946
Accrued management fee	112,410
Other affiliated payables	51,313
Other payables and accrued expenses	21,473
Collateral on securities loaned	475,150
Total liabilities		1,582,292
Net Assets		$246,175,957
Net Assets consist of:
Paid in capital		$109,273,202
Undistributed net investment income		2,144,714
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,781,578
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		108,976,463
Net Assets, for 3,584,621 shares outstanding		$246,175,957
Net Asset Value, offering price and redemption price per share ($246,175,957 ÷ 3,584,621 shares)		$68.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$3,182,268
Income from Fidelity Central Funds		81,988
Total income		3,264,256
Expenses
Management fee	$748,955
Transfer agent fees	280,432
Accounting and security lending fees	54,051
Custodian fees and expenses	3,451
Independent trustees' fees and expenses	730
Registration fees	20,570
Audit	18,787
Legal	2,235
Miscellaneous	1,693
Total expenses before reductions	1,130,904
Expense reductions	(11,821)
Total expenses after reductions		1,119,083
Net investment income (loss)		2,145,173
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,863,675
Fidelity Central Funds	818
Foreign currency transactions	(4,418)
Total net realized gain (loss)		26,860,075
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(31,381,597)
Fidelity Central Funds	(679)
Assets and liabilities in foreign currencies	(2,089)
Total change in net unrealized appreciation (depreciation)		(31,384,365)
Net gain (loss)		(4,524,290)
Net increase (decrease) in net assets resulting from operations		$(2,379,117)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,145,173	$6,380,706
Net realized gain (loss)	26,860,075	104,187,408
Change in net unrealized appreciation (depreciation)	(31,384,365)	(62,969,761)
Net increase (decrease) in net assets resulting from operations	(2,379,117)	47,598,353
Distributions to shareholders from net investment income	(1,376,256)	(4,424,878)
Distributions to shareholders from net realized gain	(38,382,245)	(38,464,528)
Total distributions	(39,758,501)	(42,889,406)
Share transactions
Proceeds from sales of shares	15,576,193	99,965,121
Reinvestment of distributions	37,992,154	40,826,311
Cost of shares redeemed	(106,997,296)	(451,552,577)
Net increase (decrease) in net assets resulting from share transactions	(53,428,949)	(310,761,145)
Redemption fees	–	7,580
Total increase (decrease) in net assets	(95,566,567)	(306,044,618)
Net Assets
Beginning of period	341,742,524	647,787,142
End of period	$246,175,957	$341,742,524
Other Information
Undistributed net investment income end of period	$2,144,714	$1,375,797
Shares
Sold	223,966	1,208,317
Issued in reinvestment of distributions	567,047	512,930
Redeemed	(1,560,305)	(5,404,508)
Net increase (decrease)	(769,292)	(3,683,261)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Insurance Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$78.49	$80.60	$63.15	$66.87	$66.08	$56.81
Income from Investment Operations
Net investment income (loss)B	.54	1.08	.99	.89	.96	.75
Net realized and unrealized gain (loss)	(.99)	6.76	18.64	(2.50)	7.13	13.75
Total from investment operations	(.45)	7.84	19.63	(1.61)	8.09	14.50
Distributions from net investment income	(.32)	(.96)	(.89)	(.74)	(.96)	(.61)
Distributions from net realized gain	(9.04)	(8.99)	(1.29)	(1.37)	(6.34)	(4.62)
Total distributions	(9.36)	(9.95)	(2.18)	(2.11)	(7.30)	(5.23)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$68.68	$78.49	$80.60	$63.15	$66.87	$66.08
Total ReturnD,E	(.27)%	9.62%	31.60%	(2.54)%	13.01%	25.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.79%	.80%	.80%	.81%	.83%
Expenses net of fee waivers, if any	.82%H	.79%	.79%	.80%	.81%	.83%
Expenses net of all reductions	.81%H	.79%	.79%	.80%	.81%	.82%
Net investment income (loss)	1.55%H	1.30%	1.37%	1.32%	1.44%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$246,176	$341,743	$647,787	$459,854	$401,818	$430,482
Portfolio turnover rateI	- %H,J	21%	16%	25%	26%	126%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, Consumer Finance Portfolio, and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Financial Services and Banking. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Effective August 10, 2018, Financial Services Portfolio underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of Financial Services Portfolio by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of Financial Services Portfolio. The per share data presented in the Financial Highlights and Share activity presented in the Statements of Changes in Net Assets for Financial Services Portfolio have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Brokerage and Investment Management Portfolio, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $36,949 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain deemed dividends, partnerships, deferred trustees' compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Banking Portfolio	$485,037,984	$190,415,697	$(9,040,001)	$181,375,696
Brokerage and Investment Management Portfolio	277,346,399	96,467,623	(8,897,509)	87,570,114
Consumer Finance Portfolio	75,681,199	32,172,505	(1,322,877)	30,849,628
Financial Services Portfolio	584,257,771	138,161,160	(11,140,283)	127,020,877
Insurance Portfolio	138,049,199	108,742,255	(389,227)	108,353,028

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	146,739,202	300,481,563
Brokerage and Investment Management Portfolio	54,901,375	131,409,049
Consumer Finance Portfolio	10,518,726	15,929,093
Financial Services Portfolio	207,472,564	336,408,505
Insurance Portfolio	–	81,358,403

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.24%	.54%
Brokerage and Investment Management Portfolio	.30%	.24%	.54%
Consumer Finance Portfolio	.30%	.24%	.54%
Financial Services Portfolio	.30%	.24%	.54%
Insurance Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.18%
Brokerage and Investment Management Portfolio	.17%
Consumer Finance Portfolio	.22%
Financial Services Portfolio	.17%
Insurance Portfolio	.20%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Banking Portfolio	.04
Brokerage and Investment Management Portfolio	.04
Consumer Finance Portfolio	.04
Financial Services Portfolio	.03
Insurance Portfolio	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$4,425
Brokerage and Investment Management Portfolio	2,782
Consumer Finance Portfolio	159
Financial Services Portfolio	4,958
Insurance Portfolio	149

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Banking Portfolio	Borrower	$7,430,000	2.04%	$2,100
Brokerage and Investment Management Portfolio	Borrower	$10,628,000	1.94%	$573
Financial Services Portfolio	Borrower	$11,816,500	1.95%	$1,277

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 42,927,330* shares of Financial Services Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $473,016,260. The net realized gain of $122,035,415 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Financial Services Portfolio recognized no gain or loss for federal income tax purposes.

* Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split occurred on that date.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$1,089
Brokerage and Investment Management Portfolio	624
Consumer Finance Portfolio	144
Financial Services Portfolio	1,537
Insurance Portfolio	445

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

%Total Security Lending Income
Banking Portfolio	$697
Brokerage and Investment Management Portfolio	33,058
Consumer Finance Portfolio	5,049
Financial Services Portfolio	1,724
Insurance Portfolio	14,237

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$39,453	$–
Brokerage and Investment Management Portfolio	30,308	–
Consumer Finance Portfolio	11,996	–
Financial Services Portfolio	52,579	–
Insurance Portfolio	10,153	14

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$3,703
Brokerage and Investment Management Portfolio	1,978
Consumer Finance Portfolio	456
Financial Services Portfolio	5,551
Insurance Portfolio	1,654

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Banking Portfolio	.77%
Actual		$1,000.00	$1,011.30	$3.90
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Brokerage and Investment Management Portfolio	.78%
Actual		$1,000.00	$963.60	$3.86
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Consumer Finance Portfolio	.88%
Actual		$1,000.00	$1,066.20	$4.58
Hypothetical-C		$1,000.00	$1,020.77	$4.48
Financial Services Portfolio	.76%
Actual		$1,000.00	$992.80	$3.82
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Insurance Portfolio	.82%
Actual		$1,000.00	$997.30	$4.13
Hypothetical-C		$1,000.00	$1,021.07	$4.18

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELFIN-SANN-1018
1.813666.113

Fidelity® Select Portfolios®
Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrials Portfolio

Transportation Portfolio

Semi-Annual Report

August 31, 2018

Contents

Air Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Defense and Aerospace Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Environment and Alternative Energy Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Industrials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Air Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Delta Air Lines, Inc.	12.2
United Parcel Service, Inc. Class B	10.5
Southwest Airlines Co.	10.3
United Technologies Corp.	9.9
The Boeing Co.	6.2
Expeditors International of Washington, Inc.	4.8
American Airlines Group, Inc.	4.3
Alaska Air Group, Inc.	3.6
FedEx Corp.	3.6
SkyWest, Inc.	3.4
68.8

Top Industries (% of fund's net assets)

As of August 31, 2018
Airlines	43.3%
Aerospace & Defense	29.5%
Air Freight & Logistics	21.1%
Road & Rail	2.1%
Trading Companies & Distributors	0.4%
All Others*	3.6%

* Includes short-term investments and net other assets (liabilities).

Air Transportation Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Aerospace & Defense - 29.5%
Aerospace & Defense - 29.5%
Astronics Corp. (a)	8,800	$382,888
Bombardier, Inc. Class B (sub. vtg.) (a)	2,448,700	8,087,277
CAE, Inc.	377,100	7,527,552
Hexcel Corp.	10,400	687,648
Moog, Inc. Class A	84,900	6,699,459
Spirit AeroSystems Holdings, Inc. Class A	85,100	7,276,050
Textron, Inc.	113,500	7,834,905
The Boeing Co.	61,210	20,982,176
TransDigm Group, Inc.	19,600	6,860,000
United Technologies Corp.	255,500	33,649,350
		99,987,305
Air Freight & Logistics - 21.1%
Air Freight & Logistics - 21.1%
Air Transport Services Group, Inc. (a)	157,800	3,211,230
Atlas Air Worldwide Holdings, Inc. (a)	5,600	341,040
C.H. Robinson Worldwide, Inc.	29,100	2,795,928
Expeditors International of Washington, Inc.	223,100	16,348,768
FedEx Corp.	49,400	12,051,130
Forward Air Corp.	16,050	1,031,373
United Parcel Service, Inc. Class B	289,300	35,549,184
		71,328,653
Airlines - 43.3%
Airlines - 43.3%
Air Canada (a)	266,400	5,474,979
Alaska Air Group, Inc.	182,200	12,296,678
Allegiant Travel Co.	4,600	626,750
American Airlines Group, Inc.	356,800	14,443,264
Dart Group PLC	97,786	1,241,124
Delta Air Lines, Inc.	704,802	41,216,821
Hawaiian Holdings, Inc.	57,200	2,373,800
JetBlue Airways Corp. (a)	227,700	4,344,516
Mesa Air Group, Inc.	68,400	943,236
SkyWest, Inc.	176,700	11,538,510
Southwest Airlines Co.	567,600	34,793,880
Spirit Airlines, Inc. (a)	224,500	10,668,240
United Continental Holdings, Inc. (a)	75,800	6,626,436
		146,588,234
Machinery - 0.2%
Industrial Machinery - 0.2%
Park-Ohio Holdings Corp.	16,990	704,236
Road & Rail - 2.1%
Railroads - 2.1%
Genesee & Wyoming, Inc. Class A (a)	15,400	1,353,506
Norfolk Southern Corp.	33,600	5,841,024
		7,194,530
Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	29,700	1,354,023
TOTAL COMMON STOCKS
(Cost $222,096,774)		327,156,981

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.97% (b)
(Cost $11,418,834)	11,416,551	11,418,834
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $233,515,608)		338,575,815
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,465
NET ASSETS - 100%		$338,579,280

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,259
Fidelity Securities Lending Cash Central Fund	302
Total	$85,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $222,096,774)	$327,156,981
Fidelity Central Funds (cost $11,418,834)	11,418,834
Total Investment in Securities (cost $233,515,608)		$338,575,815
Receivable for fund shares sold		230,402
Dividends receivable		734,627
Distributions receivable from Fidelity Central Funds		17,362
Prepaid expenses		3,861
Other receivables		7,663
Total assets		339,569,730
Liabilities
Payable for fund shares redeemed	$753,506
Accrued management fee	148,835
Transfer agent fee payable	55,343
Other affiliated payables	10,740
Other payables and accrued expenses	22,026
Total liabilities		990,450
Net Assets		$338,579,280
Net Assets consist of:
Paid in capital		$218,615,415
Undistributed net investment income		1,148,313
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,755,345
Net unrealized appreciation (depreciation) on investments		105,060,207
Net Assets, for 4,087,827 shares outstanding		$338,579,280
Net Asset Value, offering price and redemption price per share ($338,579,280 ÷ 4,087,827 shares)		$82.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$2,423,636
Income from Fidelity Central Funds		85,561
Total income		2,509,197
Expenses
Management fee	$912,241
Transfer agent fees	344,261
Accounting and security lending fees	65,738
Custodian fees and expenses	4,119
Independent trustees' fees and expenses	859
Registration fees	24,160
Audit	18,788
Legal	1,949
Miscellaneous	1,442
Total expenses before reductions	1,373,557
Expense reductions	(16,033)
Total expenses after reductions		1,357,524
Net investment income (loss)		1,151,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,642,108
Fidelity Central Funds	665
Foreign currency transactions	(1,044)
Total net realized gain (loss)		14,641,729
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,140,358
Fidelity Central Funds	(702)
Total change in net unrealized appreciation (depreciation)		2,139,656
Net gain (loss)		16,781,385
Net increase (decrease) in net assets resulting from operations		$17,933,058

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,151,673	$2,348,661
Net realized gain (loss)	14,641,729	58,361,433
Change in net unrealized appreciation (depreciation)	2,139,656	7,767,249
Net increase (decrease) in net assets resulting from operations	17,933,058	68,477,343
Distributions to shareholders from net investment income	(633,560)	(1,727,901)
Distributions to shareholders from net realized gain	(19,282,846)	(33,467,895)
Total distributions	(19,916,406)	(35,195,796)
Share transactions
Proceeds from sales of shares	27,048,373	112,568,755
Reinvestment of distributions	19,165,002	33,832,861
Cost of shares redeemed	(88,180,283)	(191,306,787)
Net increase (decrease) in net assets resulting from share transactions	(41,966,908)	(44,905,171)
Redemption fees	–	10,516
Total increase (decrease) in net assets	(43,950,256)	(11,613,108)
Net Assets
Beginning of period	382,529,536	394,142,644
End of period	$338,579,280	$382,529,536
Other Information
Undistributed net investment income end of period	$1,148,313	$630,200
Shares
Sold	339,050	1,390,397
Issued in reinvestment of distributions	258,080	414,264
Redeemed	(1,138,381)	(2,358,846)
Net increase (decrease)	(541,251)	(554,185)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Air Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$82.64	$76.04	$60.60	$73.09	$61.02	$43.97
Income from Investment Operations
Net investment income (loss)B	.27	.48C	.32	.18	.20D	.12
Net realized and unrealized gain (loss)	4.32	13.85	15.61	(6.82)	13.09	18.28
Total from investment operations	4.59	14.33	15.93	(6.64)	13.29	18.40
Distributions from net investment income	(.14)	(.38)	(.25)	(.17)	(.08)	(.06)
Distributions from net realized gain	(4.26)	(7.36)	(.24)	(5.68)	(1.14)	(1.30)
Total distributions	(4.40)	(7.73)E	(.49)	(5.85)	(1.23)F	(1.36)
Redemption fees added to paid in capitalB	–	–G	–G	–G	.01	.01
Net asset value, end of period	$82.83	$82.64	$76.04	$60.60	$73.09	$61.02
Total ReturnH,I	6.17%	19.07%	26.30%	(9.24)%	21.93%	42.26%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.81%L	.82%	.85%	.83%	.83%	.87%
Expenses net of fee waivers, if any	.81%L	.82%	.85%	.83%	.83%	.87%
Expenses net of all reductions	.80%L	.82%	.84%	.82%	.83%	.86%
Net investment income (loss)	.68%L	.59%C	.48%	.27%	.30%D	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$338,579	$382,530	$394,143	$325,630	$715,925	$350,960
Portfolio turnover rateM	35%L	86%	106%	97%	65%N	125%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .31%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04) %.

 E Total distributions of $7.73 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $7.357 per share.

 F Total distributions of $1.23 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.144 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
The Boeing Co.	14.9
Northrop Grumman Corp.	10.7
United Technologies Corp.	10.2
General Dynamics Corp.	8.6
Huntington Ingalls Industries, Inc.	5.5
Teledyne Technologies, Inc.	5.0
HEICO Corp. Class A	5.0
Spirit AeroSystems Holdings, Inc. Class A	4.9
TransDigm Group, Inc.	4.9
Lockheed Martin Corp.	4.4
74.1

Top Industries (% of fund's net assets)

As of August 31, 2018
Aerospace & Defense	96.1%
IT Services	1.7%
Machinery	0.7%
Trading Companies & Distributors	0.6%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Defense and Aerospace Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Aerospace & Defense - 96.1%
Aerospace & Defense - 96.1%
Airbus Group NV	182,400	$22,515,592
Astronics Corp. (a)	1,699,753	73,956,253
Astronics Corp. Class B (a)	144,569	6,288,752
BAE Systems PLC	4,574,286	35,994,974
Bombardier, Inc. Class B (sub. vtg.) (a)	25,720,500	84,946,632
Elbit Systems Ltd.	549,085	70,063,246
Elbit Systems Ltd. (Israel) (b)	30,000	3,871,290
Engility Holdings, Inc. (a)	735,355	25,524,172
FACC AG	235,920	5,942,418
General Dynamics Corp.	1,273,600	246,314,240
HEICO Corp. Class A	1,914,977	142,665,787
Hexcel Corp.	810,344	53,579,945
Huntington Ingalls Industries, Inc.	645,675	157,848,167
KEYW Holding Corp. (a)	247,482	2,106,072
KLX, Inc. (a)	903,583	66,720,569
Kongsberg Gruppen ASA	70,500	1,331,624
Leonardo SpA	1,108,243	12,413,693
Lockheed Martin Corp.	397,415	127,335,740
Magellan Aerospace Corp.	99,600	1,335,632
Moog, Inc. Class A	1,126,917	88,925,020
Northrop Grumman Corp.	1,030,050	307,459,625
Raytheon Co.	348,526	69,510,025
Saab AB (B Shares)	72,300	3,343,375
Senior Engineering Group PLC	2,089,200	8,618,585
Spirit AeroSystems Holdings, Inc. Class A	1,645,850	140,720,175
Teledyne Technologies, Inc. (a)	607,200	144,064,272
The Boeing Co.	1,252,419	429,316,709
TransDigm Group, Inc.	399,876	139,956,600
United Technologies Corp.	2,217,701	292,071,222
		2,764,740,406
IT Services - 1.7%
IT Consulting & Other Services - 1.7%
Leidos Holdings, Inc.	692,130	48,982,040
Machinery - 0.7%
Industrial Machinery - 0.7%
Woodward, Inc.	257,500	20,744,200
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	359,820	16,627,282
TOTAL COMMON STOCKS
(Cost $1,999,249,932)		2,851,093,928

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.97% (c)	22,988,279	22,992,877
Fidelity Securities Lending Cash Central Fund 1.98%(c)(d)	65,055	65,061
TOTAL MONEY MARKET FUNDS
(Cost $23,057,873)		23,057,938
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,022,307,805)		2,874,151,866
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,297,142
NET ASSETS - 100%		$2,876,449,008

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,002
Fidelity Securities Lending Cash Central Fund	25,324
Total	$233,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,851,093,928	$2,792,583,362	$58,510,566	$--
Money Market Funds	23,057,938	23,057,938	--	--
Total Investments in Securities:	$2,874,151,866	$2,815,641,300	$58,510,566	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$35,002,194

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,800) — See accompanying schedule: Unaffiliated issuers (cost $1,999,249,932)	$2,851,093,928
Fidelity Central Funds (cost $23,057,873)	23,057,938
Total Investment in Securities (cost $2,022,307,805)		$2,874,151,866
Foreign currency held at value (cost $5,772,979)		5,772,979
Receivable for investments sold		3,242,196
Receivable for fund shares sold		3,190,654
Dividends receivable		6,682,806
Distributions receivable from Fidelity Central Funds		39,380
Prepaid expenses		31,626
Other receivables		135,035
Total assets		2,893,246,542
Liabilities
Payable for investments purchased	$7,213,332
Payable for fund shares redeemed	7,634,776
Accrued management fee	1,290,662
Other affiliated payables	471,724
Other payables and accrued expenses	122,165
Collateral on securities loaned	64,875
Total liabilities		16,797,534
Net Assets		$2,876,449,008
Net Assets consist of:
Paid in capital		$1,884,748,366
Undistributed net investment income		9,869,198
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		129,953,067
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		851,878,377
Net Assets, for 160,875,059 shares outstanding		$2,876,449,008
Net Asset Value, offering price and redemption price per share ($2,876,449,008 ÷ 160,875,059 shares)		$17.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$20,724,298
Income from Fidelity Central Funds		233,326
Total income		20,957,624
Expenses
Management fee	$7,952,866
Transfer agent fees	2,503,558
Accounting and security lending fees	435,344
Custodian fees and expenses	20,017
Independent trustees' fees and expenses	7,267
Registration fees	114,229
Audit	18,827
Legal	12,507
Miscellaneous	12,279
Total expenses before reductions	11,076,894
Expense reductions	(81,195)
Total expenses after reductions		10,995,699
Net investment income (loss)		9,961,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,447,270
Fidelity Central Funds	1,505
Foreign currency transactions	(53,222)
Total net realized gain (loss)		130,395,553
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(154,870,498)
Fidelity Central Funds	(214)
Assets and liabilities in foreign currencies	33,901
Total change in net unrealized appreciation (depreciation)		(154,836,811)
Net gain (loss)		(24,441,258)
Net increase (decrease) in net assets resulting from operations		$(14,479,333)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,961,925	$12,340,019
Net realized gain (loss)	130,395,553	165,203,147
Change in net unrealized appreciation (depreciation)	(154,836,811)	566,827,986
Net increase (decrease) in net assets resulting from operations	(14,479,333)	744,371,152
Distributions to shareholders from net investment income	(3,367,990)	(9,697,066)
Distributions to shareholders from net realized gain	(84,904,205)	(75,569,005)
Total distributions	(88,272,195)	(85,266,071)
Share transactions
Proceeds from sales of shares	607,426,771	1,383,656,760
Reinvestment of distributions	82,914,292	81,021,871
Cost of shares redeemed	(784,929,877)	(651,462,161)
Net increase (decrease) in net assets resulting from share transactions	(94,588,814)	813,216,470
Total increase (decrease) in net assets	(197,340,342)	1,472,321,551
Net Assets
Beginning of period	3,073,789,350	1,601,467,799
End of period	$2,876,449,008	$3,073,789,350
Other Information
Undistributed net investment income end of period	$9,869,198	$3,275,263
Shares(a)
Sold	34,233,010	86,581,500
Issued in reinvestment of distributions	4,789,967	5,021,580
Redeemed	(44,741,098)	(40,778,400)
Net increase (decrease)	(5,718,121)	50,824,680

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$18.45	$13.83	$10.81	$12.90	$12.26	$9.17
Income from Investment Operations
Net investment income (loss)C	.06	.09D	.13E	.11	.11F	.08
Net realized and unrealized gain (loss)	(.12)	5.14	3.52	(1.47)	1.31	3.64
Total from investment operations	(.06)	5.23	3.65	(1.36)	1.42	3.72
Distributions from net investment income	(.02)	(.07)	(.12)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.49)	(.54)	(.51)	(.63)	(.68)	(.57)
Total distributions	(.51)	(.61)	(.63)	(.73)	(.78)	(.63)
Redemption fees added to paid in capitalC	–	–G	–G	–G	–G	–G
Net asset value, end of period	$17.88	$18.45	$13.83	$10.81	$12.90	$12.26
Total ReturnH,I	(.22)%	38.46%	34.36%	(11.08)%	12.53%	40.85%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.75%L	.76%	.79%	.80%	.79%	.81%
Expenses net of fee waivers, if any	.75%L	.76%	.79%	.79%	.79%	.81%
Expenses net of all reductions	.75%L	.76%	.79%	.79%	.79%	.81%
Net investment income (loss)	.68%L	.58%D	1.03%E	.92%	.90%F	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,876,449	$3,073,789	$1,601,468	$885,398	$948,156	$1,023,393
Portfolio turnover rateM	24%L	32%	24%	52%	20%	48%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 F Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
3M Co.	9.8
Honeywell International, Inc.	9.3
Danaher Corp.	5.6
Ingersoll-Rand PLC	4.0
Eaton Corp. PLC	3.7
Waste Management, Inc.	3.7
TE Connectivity Ltd.	3.3
Zoetis, Inc. Class A	3.0
Comfort Systems U.S.A., Inc.	2.9
Innospec, Inc.	2.9
48.2

Top Industries (% of fund's net assets)

As of August 31, 2018
Energy Efficiency	36.3%
Environmental Support Services	18.8%
Renewable & Alternative Energy	15.7%
Water Infrastructure & Technologies	9.3%
Waste Management & Technologies	8.3%
All Others*	11.6%

* Includes short-term investments and net other assets (liabilities).

Environment and Alternative Energy Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Energy Efficiency - 36.3%
Buildings Energy Efficiency - 11.8%
Acuity Brands, Inc.	14,170	$2,165,743
Apogee Enterprises, Inc.	24,540	1,207,859
Comfort Systems U.S.A., Inc.	78,070	4,481,218
Ingersoll-Rand PLC	61,860	6,265,799
Lennox International, Inc.	14,111	3,144,072
Owens Corning	18,170	1,028,785
		18,293,476
Diversified Energy Efficiency - 9.3%
Honeywell International, Inc.	89,947	14,306,970
Industrial Energy Efficiency - 6.5%
EMCOR Group, Inc.	31,448	2,518,985
EnerSys	20,500	1,701,295
Minerals Technologies, Inc.	21,810	1,464,542
ON Semiconductor Corp. (a)	86,080	1,836,947
Regal Beloit Corp.	30,684	2,568,251
		10,090,020
Power Network Efficiency - 3.7%
Eaton Corp. PLC	69,470	5,775,736
Transport Energy Efficiency - 5.0%
BorgWarner, Inc.	36,630	1,603,295
Innospec, Inc.	56,607	4,392,703
nVent Electric PLC	60,310	1,694,108
		7,690,106

TOTAL ENERGY EFFICIENCY		56,156,308

Environmental Support Services - 18.8%
Diversified Environmental - 18.0%
3M Co.	71,372	15,053,779
Air Products & Chemicals, Inc.	25,410	4,225,429
Dover Corp.	28,910	2,482,502
MKS Instruments, Inc.	20,780	1,930,462
Parker Hannifin Corp.	22,860	4,014,216
		27,706,388
Environmental Consultancies - 0.8%
AECOM (a)	38,630	1,299,513

TOTAL ENVIRONMENTAL SUPPORT SERVICES		29,005,901

Food Agriculture & Forestry - 4.4%
Logistics, Food Safety and Packaging - 3.7%
Bemis Co., Inc.	21,160	1,042,765
Zoetis, Inc. Class A	52,100	4,720,260
		5,763,025
Sustainable and Efficient Agriculture - 0.7%
United Natural Foods, Inc. (a)	30,000	1,065,300

TOTAL FOOD AGRICULTURE & FORESTRY		6,828,325

Miscellaneous Environmental - 2.1%
Other Environmental - 2.1%
Delphi Technologies PLC	22,380	788,447
Johnson & Johnson	10,830	1,458,693
Philips Lighting NV (b)	37,880	1,065,814
		3,312,954
Pollution Control - 4.2%
Pollution Control Solutions - 4.2%
Cummins, Inc.	27,782	3,939,488
Tenneco, Inc.	59,468	2,544,636
		6,484,124
Renewable & Alternative Energy - 15.7%
Biofuels - 0.6%
China Agri-Industries Holdings Ltd.	599,880	238,462
Cosan SA Industria e Comercio	83,340	712,045
		950,507
Other Renewables Equipment - 1.9%
Andritz AG	50,332	2,979,566
Renewable Energy Developers and Independent Power Producers - 9.8%
Colbun SA	6,716,660	1,412,063
Empresa Nacional de Electricidad SA sponsored ADR	50,790	976,184
Enel Chile SA sponsored ADR	146,630	714,088
Enersis SA sponsored	233,960	1,735,983
Fortive Corp.	41,000	3,443,180
Hollysys Automation Technologies Ltd.	57,771	1,253,631
Mercury Nz Ltd.	141,470	307,465
NHPC Ltd.	1,106,516	395,045
TE Connectivity Ltd.	55,440	5,082,739
		15,320,378
Solar Energy Generation Equipment - 1.5%
Advanced Energy Industries, Inc. (a)	30,310	1,805,870
Oci Co. Ltd.	3,820	395,576
		2,201,446
Wind Power Generation Equipment - 1.9%
Vestas Wind Systems A/S	41,770	2,910,541

TOTAL RENEWABLE & ALTERNATIVE ENERGY		24,362,438

Waste Management & Technologies - 8.3%
General Waste Management - 3.7%
Waste Management, Inc.	62,060	5,641,254
Recycling and Value Added Waste Processing - 4.6%
Copart, Inc. (a)	31,848	2,048,145
Interface, Inc.	127,243	2,996,573
Steel Dynamics, Inc.	45,920	2,099,922
		7,144,640

TOTAL WASTE MANAGEMENT & TECHNOLOGIES		12,785,894

Water Infrastructure & Technologies - 9.3%
Diversified Water Infrastructure and Technology - 5.6%
Danaher Corp.	84,020	8,699,431
Water Infrastructure - 3.7%
Crane Co.	43,617	3,981,360
HD Supply Holdings, Inc. (a)	37,310	1,700,963
		5,682,323

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		14,381,754

TOTAL COMMON STOCKS
(Cost $129,781,485)		153,317,698

Cash Equivalents - 0.7%
Fidelity Cash Central Fund, 1.97% (c)
(Cost $1,121,373)	1,121,149	1,121,373
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $130,902,858)		154,439,071
NET OTHER ASSETS (LIABILITIES) - 0.2%		233,474
NET ASSETS - 100%		$154,672,545

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,065,814 or 0.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,718
Fidelity Securities Lending Cash Central Fund	2,202
Total	$20,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$9,609,649

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.7%
Ireland	8.8%
Switzerland	3.3%
Chile	3.1%
Austria	1.9%
Denmark	1.9%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,781,485)	$153,317,698
Fidelity Central Funds (cost $1,121,373)	1,121,373
Total Investment in Securities (cost $130,902,858)		$154,439,071
Receivable for fund shares sold		123,780
Dividends receivable		390,687
Distributions receivable from Fidelity Central Funds		2,725
Prepaid expenses		1,891
Other receivables		4,472
Total assets		154,962,626
Liabilities
Payable for fund shares redeemed	$163,253
Accrued management fee	68,908
Transfer agent fee payable	28,900
Other affiliated payables	4,972
Other payables and accrued expenses	24,048
Total liabilities		290,081
Net Assets		$154,672,545
Net Assets consist of:
Paid in capital		$122,495,813
Undistributed net investment income		883,684
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,756,664
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,536,384
Net Assets, for 6,025,425 shares outstanding		$154,672,545
Net Asset Value, offering price and redemption price per share ($154,672,545 ÷ 6,025,425 shares)		$25.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$1,564,720
Income from Fidelity Central Funds		20,920
Total income		1,585,640
Expenses
Management fee	$434,330
Transfer agent fees	181,916
Accounting and security lending fees	31,317
Custodian fees and expenses	7,208
Independent trustees' fees and expenses	413
Registration fees	19,637
Audit	27,983
Legal	830
Interest	1,058
Miscellaneous	6,795
Total expenses before reductions	711,487
Expense reductions	(11,664)
Total expenses after reductions		699,823
Net investment income (loss)		885,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,073,701
Fidelity Central Funds	44
Foreign currency transactions	(31,199)
Total net realized gain (loss)		8,042,546
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,189,294)
Assets and liabilities in foreign currencies	(2,486)
Total change in net unrealized appreciation (depreciation)		(9,191,780)
Net gain (loss)		(1,149,234)
Net increase (decrease) in net assets resulting from operations		$(263,417)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$885,817	$1,837,955
Net realized gain (loss)	8,042,546	10,608,491
Change in net unrealized appreciation (depreciation)	(9,191,780)	14,663,771
Net increase (decrease) in net assets resulting from operations	(263,417)	27,110,217
Distributions to shareholders from net investment income	(430,973)	(1,447,374)
Distributions to shareholders from net realized gain	(3,675,945)	(9,452,414)
Total distributions	(4,106,918)	(10,899,788)
Share transactions
Proceeds from sales of shares	17,603,868	111,369,434
Reinvestment of distributions	3,858,687	10,265,405
Cost of shares redeemed	(50,802,385)	(87,147,383)
Net increase (decrease) in net assets resulting from share transactions	(29,339,830)	34,487,456
Redemption fees	–	11,308
Total increase (decrease) in net assets	(33,710,165)	50,709,193
Net Assets
Beginning of period	188,382,710	137,673,517
End of period	$154,672,545	$188,382,710
Other Information
Undistributed net investment income end of period	$883,684	$428,840
Shares
Sold	697,086	4,413,503
Issued in reinvestment of distributions	153,733	413,420
Redeemed	(1,985,075)	(3,430,336)
Net increase (decrease)	(1,134,256)	1,396,587

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Environment and Alternative Energy Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.31	$23.89	$18.20	$20.94	$23.36	$18.12
Income from Investment Operations
Net investment income (loss)B	.14	.27	.20	.17	.16	.14
Net realized and unrealized gain (loss)	(.13)	3.83	5.78	(2.34)	.31	5.27
Total from investment operations	.01	4.10	5.98	(2.17)	.47	5.41
Distributions from net investment income	(.07)	(.22)	(.16)	(.13)	(.14)	(.17)
Distributions from net realized gain	(.58)	(1.46)	(.13)	(.44)	(2.75)	–
Total distributions	(.65)	(1.68)	(.29)	(.57)	(2.89)	(.17)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$25.67	$26.31	$23.89	$18.20	$20.94	$23.36
Total ReturnD,E	.09%	17.73%	33.02%	(10.63)%	2.19%	29.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%H	.87%	.94%	.95%	.92%	.97%
Expenses net of fee waivers, if any	.88%H	.87%	.94%	.95%	.92%	.97%
Expenses net of all reductions	.87%H	.86%	.94%	.95%	.92%	.97%
Net investment income (loss)	1.10%H	1.07%	.94%	.86%	.71%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$154,673	$188,383	$137,674	$73,432	$88,573	$102,869
Portfolio turnover rateI	59%H	47%	82%	20%	160%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
United Technologies Corp.	6.3
Honeywell International, Inc.	5.6
Union Pacific Corp.	5.2
General Electric Co.	4.7
Northrop Grumman Corp.	4.1
The Boeing Co.	3.7
General Dynamics Corp.	3.5
Ingersoll-Rand PLC	3.2
Fortive Corp.	3.0
Caterpillar, Inc.	2.9
42.2

Top Industries (% of fund's net assets)

As of August 31, 2018
Aerospace & Defense	26.8%
Machinery	20.7%
Industrial Conglomerates	12.3%
Road & Rail	10.0%
Electrical Equipment	7.6%
All Others*	22.6%

* Includes short-term investments and net other assets (liabilities).

Industrials Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Aerospace & Defense - 26.8%
Aerospace & Defense - 26.8%
Bombardier, Inc. Class B (sub. vtg.) (a)	2,394,100	$7,906,951
General Dynamics Corp.	130,597	25,257,460
Huntington Ingalls Industries, Inc.	54,600	13,348,062
Moog, Inc. Class A	53,200	4,198,012
Northrop Grumman Corp.	97,500	29,102,775
Raytheon Co.	85,000	16,952,400
Spirit AeroSystems Holdings, Inc. Class A	66,400	5,677,200
Teledyne Technologies, Inc. (a)	16,740	3,971,732
Textron, Inc.	110,700	7,641,621
The Boeing Co.	77,700	26,634,783
TransDigm Group, Inc.	16,500	5,775,000
United Technologies Corp.	343,171	45,195,619
		191,661,615
Air Freight & Logistics - 3.5%
Air Freight & Logistics - 3.5%
FedEx Corp.	67,300	16,417,835
XPO Logistics, Inc. (a)	80,700	8,594,550
		25,012,385
Airlines - 4.8%
Airlines - 4.8%
Delta Air Lines, Inc.	194,800	11,391,904
Southwest Airlines Co.	244,500	14,987,850
Spirit Airlines, Inc. (a)	172,900	8,216,208
		34,595,962
Building Products - 2.6%
Building Products - 2.6%
A.O. Smith Corp.	91,378	5,307,234
Jeld-Wen Holding, Inc. (a)	88,200	2,145,024
Lennox International, Inc.	23,800	5,302,878
Masco Corp.	159,600	6,060,012
		18,815,148
Commercial Services & Supplies - 3.3%
Diversified Support Services - 1.6%
Cintas Corp.	54,000	11,521,980
Environmental & Facility Services - 1.7%
Waste Connection, Inc. (United States)	156,400	12,416,596

TOTAL COMMERCIAL SERVICES & SUPPLIES		23,938,576

Construction & Engineering - 4.1%
Construction & Engineering - 4.1%
Fluor Corp.	202,500	11,625,525
Jacobs Engineering Group, Inc.	182,700	13,280,463
KBR, Inc.	201,500	4,227,470
		29,133,458
Electrical Equipment - 7.6%
Electrical Components & Equipment - 7.1%
Acuity Brands, Inc.	31,900	4,875,596
AMETEK, Inc.	102,954	7,923,340
Emerson Electric Co.	215,800	16,558,334
Fortive Corp.	257,410	21,617,292
		50,974,562
Heavy Electrical Equipment - 0.5%
Melrose Industries PLC	1,090,518	3,151,365

TOTAL ELECTRICAL EQUIPMENT		54,125,927

Industrial Conglomerates - 12.3%
Industrial Conglomerates - 12.3%
3M Co.	16,300	3,437,996
General Electric Co.	2,576,339	33,337,827
Honeywell International, Inc.	253,959	40,394,719
ITT, Inc.	180,100	10,645,711
		87,816,253
Machinery - 20.7%
Agricultural & Farm Machinery - 1.7%
Deere & Co.	83,400	11,992,920
Construction Machinery & Heavy Trucks - 7.5%
Allison Transmission Holdings, Inc.	327,600	16,268,616
Caterpillar, Inc.	150,900	20,952,465
PACCAR, Inc.	111,900	7,656,198
WABCO Holdings, Inc. (a)	41,600	5,120,128
Wabtec Corp.	37,800	4,094,496
		54,091,903
Industrial Machinery - 11.5%
Flowserve Corp.	107,508	5,603,317
Gardner Denver Holdings, Inc. (a)	386,500	10,806,540
IDEX Corp.	33,198	5,086,266
Ingersoll-Rand PLC	227,300	23,023,217
Lincoln Electric Holdings, Inc.	54,200	5,103,472
Parker Hannifin Corp.	43,500	7,638,600
Snap-On, Inc.	96,500	17,059,270
The Weir Group PLC	128,300	3,117,941
Xylem, Inc.	65,900	5,002,469
		82,441,092

TOTAL MACHINERY		148,525,915

Professional Services - 2.6%
Research & Consulting Services - 2.6%
Equifax, Inc.	5,500	736,835
IHS Markit Ltd. (a)	225,308	12,391,940
Nielsen Holdings PLC	210,100	5,462,600
		18,591,375
Road & Rail - 10.0%
Railroads - 8.4%
Genesee & Wyoming, Inc. Class A (a)	36,500	3,207,985
Kansas City Southern	39,400	4,568,824
Norfolk Southern Corp.	84,500	14,689,480
Union Pacific Corp.	249,200	37,534,504
		60,000,793
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	39,520	4,772,040
Knight-Swift Transportation Holdings, Inc. Class A	192,400	6,566,612
		11,338,652

TOTAL ROAD & RAIL		71,339,445

Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
Bunzl PLC	116,900	3,634,289
Univar, Inc. (a)	224,500	6,245,590
		9,879,879
TOTAL COMMON STOCKS
(Cost $563,034,112)		713,435,938

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.97% (b)
(Cost $2,751,056)	2,750,506	2,751,056
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $565,785,168)		716,186,994
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(550,365)
NET ASSETS - 100%		$715,636,629

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,115
Fidelity Securities Lending Cash Central Fund	13,169
Total	$52,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$8,860,617

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $563,034,112)	$713,435,938
Fidelity Central Funds (cost $2,751,056)	2,751,056
Total Investment in Securities (cost $565,785,168)		$716,186,994
Cash		513
Receivable for fund shares sold		177,504
Dividends receivable		1,472,940
Distributions receivable from Fidelity Central Funds		5,282
Prepaid expenses		10,423
Other receivables		107,531
Total assets		717,961,187
Liabilities
Payable for investments purchased	$743,349
Payable for fund shares redeemed	1,031,644
Accrued management fee	322,301
Other affiliated payables	122,787
Other payables and accrued expenses	104,477
Total liabilities		2,324,558
Net Assets		$715,636,629
Net Assets consist of:
Paid in capital		$467,065,203
Undistributed net investment income		2,882,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		95,286,788
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		150,401,799
Net Assets, for 19,748,329 shares outstanding		$715,636,629
Net Asset Value, offering price and redemption price per share ($715,636,629 ÷ 19,748,329 shares)		$36.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$6,046,319
Income from Fidelity Central Funds		52,284
Total income		6,098,603
Expenses
Management fee	$2,177,253
Transfer agent fees	701,035
Accounting and security lending fees	140,002
Custodian fees and expenses	11,329
Independent trustees' fees and expenses	2,162
Registration fees	17,923
Audit	17,791
Legal	10,925
Miscellaneous	3,873
Total expenses before reductions	3,082,293
Expense reductions	(58,804)
Total expenses after reductions		3,023,489
Net investment income (loss)		3,075,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,435,876
Redemptions in-kind with affiliated entities	79,998,333
Fidelity Central Funds	(764)
Foreign currency transactions	(39,568)
Total net realized gain (loss)		96,393,877
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(90,210,379)
Assets and liabilities in foreign currencies	(21)
Total change in net unrealized appreciation (depreciation)		(90,210,400)
Net gain (loss)		6,183,477
Net increase (decrease) in net assets resulting from operations		$9,258,591

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,075,114	$5,526,016
Net realized gain (loss)	96,393,877	75,756,347
Change in net unrealized appreciation (depreciation)	(90,210,400)	33,436,197
Net increase (decrease) in net assets resulting from operations	9,258,591	114,718,560
Distributions to shareholders from net investment income	(1,535,114)	(5,401,531)
Distributions to shareholders from net realized gain	(41,220,630)	(43,099,432)
Total distributions	(42,755,744)	(48,500,963)
Share transactions
Proceeds from sales of shares	40,954,471	196,779,599
Net asset value of shares issued in exchange for the net assets of Industrial Equipment Portfolio (note 10)	–	186,045,666
Reinvestment of distributions	41,172,040	46,751,393
Cost of shares redeemed	(409,942,790)	(425,264,580)
Net increase (decrease) in net assets resulting from share transactions	(327,816,279)	4,312,078
Total increase (decrease) in net assets	(361,313,432)	70,529,675
Net Assets
Beginning of period	1,076,950,061	1,006,420,386
End of period	$715,636,629	$1,076,950,061
Other Information
Undistributed net investment income end of period	$2,882,839	$1,342,839
Shares
Sold	1,154,878	5,592,749
Issued in exchange for the shares of Industrial Equipment Portfolio (note 10)	–	4,761,855
Issued in reinvestment of distributions	1,199,652	1,349,204
Redeemed	(11,743,031)	(12,414,624)
Net increase (decrease)	(9,388,501)	(710,816)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Industrials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.96	$33.72	$28.10	$32.69	$33.69	$28.04
Income from Investment Operations
Net investment income (loss)B	.14	.21	.26	.24	.22	.23
Net realized and unrealized gain (loss)	.64	4.95	6.76	(2.90)	2.44	7.36
Total from investment operations	.78	5.16	7.02	(2.66)	2.66	7.59
Distributions from net investment income	(.05)	(.22)	(.19)	(.20)	(.23)	(.20)
Distributions from net realized gain	(1.45)	(1.71)	(1.21)	(1.73)	(3.43)	(1.74)
Total distributions	(1.50)	(1.92)C	(1.40)	(1.93)	(3.66)	(1.94)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$36.24	$36.96	$33.72	$28.10	$32.69	$33.69
Total ReturnE,F	2.35%	15.73%	25.18%	(8.29)%	8.74%	27.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.77%	.77%	.78%	.81%
Expenses net of fee waivers, if any	.76%I	.77%	.77%	.76%	.78%	.81%
Expenses net of all reductions	.75%I	.77%	.77%	.76%	.78%	.81%
Net investment income (loss)	.76%I	.60%	.83%	.79%	.68%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$715,637	$1,076,950	$1,006,420	$978,550	$1,142,689	$1,217,117
Portfolio turnover rateJ	43%I,K	64%L	62%K	75%K	72%K	58%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.92 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.705 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Portfolio rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Union Pacific Corp.	14.7
United Parcel Service, Inc. Class B	10.9
CSX Corp.	10.3
FedEx Corp.	7.0
Delta Air Lines, Inc.	5.7
Southwest Airlines Co.	5.0
Norfolk Southern Corp.	4.9
American Airlines Group, Inc.	4.2
C.H. Robinson Worldwide, Inc.	3.1
J.B. Hunt Transport Services, Inc.	2.9
68.7

Top Industries (% of fund's net assets)

As of August 31, 2018
Road & Rail	43.5%
Air Freight & Logistics	26.1%
Airlines	22.7%
Machinery	1.6%
Transportation Infrastructure	1.1%
All Others*	5.0%

* Includes short-term investments and net other assets (liabilities).

Transportation Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Air Freight & Logistics - 26.1%
Air Freight & Logistics - 26.1%
Air Transport Services Group, Inc. (a)	23,000	$468,050
C.H. Robinson Worldwide, Inc.	168,396	16,179,488
Echo Global Logistics, Inc. (a)	150,900	5,009,880
Expeditors International of Washington, Inc.	201,600	14,773,248
FedEx Corp.	148,250	36,165,588
Forward Air Corp.	21,544	1,384,417
Hub Group, Inc. Class A (a)	88,400	4,671,940
United Parcel Service, Inc. Class B	461,100	56,659,968
		135,312,579
Airlines - 22.7%
Airlines - 22.7%
Alaska Air Group, Inc.	80,000	5,399,200
American Airlines Group, Inc.	542,700	21,968,496
Delta Air Lines, Inc.	505,502	29,561,757
Hawaiian Holdings, Inc.	33,700	1,398,550
JetBlue Airways Corp. (a)	97,700	1,864,116
Mesa Air Group, Inc.	102,600	1,414,854
SkyWest, Inc.	212,400	13,869,720
Southwest Airlines Co.	422,000	25,868,600
Spirit Airlines, Inc. (a)	247,500	11,761,200
United Continental Holdings, Inc. (a)	52,400	4,580,808
		117,687,301
Auto Components - 0.4%
Auto Parts & Equipment - 0.4%
Hertz Global Holdings, Inc. (a)	107,700	1,896,597
Machinery - 1.6%
Construction Machinery & Heavy Trucks - 1.2%
Allison Transmission Holdings, Inc.	123,300	6,123,078
Industrial Machinery - 0.4%
Park-Ohio Holdings Corp.	48,670	2,017,372

TOTAL MACHINERY		8,140,450

Marine - 0.7%
Marine - 0.7%
Kirby Corp. (a)	37,800	3,299,940
Matson, Inc.	6,600	246,576
		3,546,516
Road & Rail - 43.5%
Railroads - 34.4%
CSX Corp.	720,019	53,396,609
Genesee & Wyoming, Inc. Class A (a)	151,300	13,297,757
Kansas City Southern	85,700	9,937,772
Norfolk Southern Corp.	144,950	25,198,108
Union Pacific Corp.	506,695	76,318,400
		178,148,646
Trucking - 9.1%
AMERCO	6,700	2,511,763
Avis Budget Group, Inc. (a)	75,000	2,333,250
J.B. Hunt Transport Services, Inc.	126,400	15,262,800
Knight-Swift Transportation Holdings, Inc. Class A	318,600	10,873,818
Landstar System, Inc.	91,800	10,630,440
Roadrunner Transportation Systems, Inc. (a)	122,700	159,510
Ryder System, Inc.	40,100	3,081,284
Universal Logistics Holdings, Inc.	29,490	1,079,334
YRC Worldwide, Inc. (a)	97,600	934,032
		46,866,231

TOTAL ROAD & RAIL		225,014,877

Trading Companies & Distributors - 0.2%
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	28,600	1,303,874
Transportation Infrastructure - 1.1%
Airport Services - 1.1%
Macquarie Infrastructure Co. LLC (b)	124,900	5,875,296
TOTAL COMMON STOCKS
(Cost $291,511,210)		498,777,490

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.97% (c)	17,652,158	17,655,689
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	270,948	270,975
TOTAL MONEY MARKET FUNDS
(Cost $17,926,672)		17,926,664
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $309,437,882)		516,704,154
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,036,261
NET ASSETS - 100%		$517,740,415

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,630
Fidelity Securities Lending Cash Central Fund	3,459
Total	$129,089

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $263,424) — See accompanying schedule: Unaffiliated issuers (cost $291,511,210)	$498,777,490
Fidelity Central Funds (cost $17,926,672)	17,926,664
Total Investment in Securities (cost $309,437,882)		$516,704,154
Receivable for fund shares sold		761,212
Dividends receivable		1,234,669
Distributions receivable from Fidelity Central Funds		30,898
Prepaid expenses		5,271
Other receivables		5,687
Total assets		518,741,891
Liabilities
Payable for fund shares redeemed	$391,209
Accrued management fee	226,730
Transfer agent fee payable	75,238
Other affiliated payables	16,316
Other payables and accrued expenses	21,783
Collateral on securities loaned	270,200
Total liabilities		1,001,476
Net Assets		$517,740,415
Net Assets consist of:
Paid in capital		$291,341,262
Undistributed net investment income		2,363,754
Accumulated undistributed net realized gain (loss) on investments		16,769,127
Net unrealized appreciation (depreciation) on investments		207,266,272
Net Assets, for 4,869,540 shares outstanding		$517,740,415
Net Asset Value, offering price and redemption price per share ($517,740,415 ÷ 4,869,540 shares)		$106.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$4,151,270
Income from Fidelity Central Funds		129,089
Total income		4,280,359
Expenses
Management fee	$1,311,786
Transfer agent fees	459,898
Accounting and security lending fees	94,579
Custodian fees and expenses	3,706
Independent trustees' fees and expenses	1,210
Registration fees	21,153
Audit	26,311
Legal	2,887
Interest	728
Miscellaneous	2,385
Total expenses before reductions	1,924,643
Expense reductions	(12,475)
Total expenses after reductions		1,912,168
Net investment income (loss)		2,368,191
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,205,312
Fidelity Central Funds	169
Total net realized gain (loss)		18,205,481
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	37,774,580
Fidelity Central Funds	(8)
Total change in net unrealized appreciation (depreciation)		37,774,572
Net gain (loss)		55,980,053
Net increase (decrease) in net assets resulting from operations		$58,348,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,368,191	$4,414,310
Net realized gain (loss)	18,205,481	54,399,996
Change in net unrealized appreciation (depreciation)	37,774,572	(491,145)
Net increase (decrease) in net assets resulting from operations	58,348,244	58,323,161
Distributions to shareholders from net investment income	(1,231,216)	(3,594,752)
Distributions to shareholders from net realized gain	(22,777,459)	(25,696,815)
Total distributions	(24,008,675)	(29,291,567)
Share transactions
Proceeds from sales of shares	49,088,510	129,618,153
Reinvestment of distributions	22,758,349	27,926,461
Cost of shares redeemed	(100,601,223)	(317,501,802)
Net increase (decrease) in net assets resulting from share transactions	(28,754,364)	(159,957,188)
Redemption fees	–	13,501
Total increase (decrease) in net assets	5,585,205	(130,912,093)
Net Assets
Beginning of period	512,155,210	643,067,303
End of period	$517,740,415	$512,155,210
Other Information
Undistributed net investment income end of period	$2,363,754	$1,226,779
Shares
Sold	481,168	1,302,357
Issued in reinvestment of distributions	245,082	280,882
Redeemed	(1,026,172)	(3,330,145)
Net increase (decrease)	(299,922)	(1,746,906)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$99.07	$92.98	$73.25	$94.04	$76.28	$57.75
Income from Investment Operations
Net investment income (loss)B	.49	.78	.63	.50	.46	.45
Net realized and unrealized gain (loss)	11.60	10.83	20.86	(15.81)	19.67	20.44
Total from investment operations	12.09	11.61	21.49	(15.31)	20.13	20.89
Distributions from net investment income	(.25)	(.67)	(.38)	(.52)	(.34)	(.27)
Distributions from net realized gain	(4.59)	(4.85)	(1.39)	(4.95)	(2.04)	(2.09)
Total distributions	(4.84)	(5.52)	(1.77)	(5.48)C	(2.38)	(2.36)
Redemption fees added to paid in capitalB	–	–D	.01	–D	.01	–D
Net asset value, end of period	$106.32	$99.07	$92.98	$73.25	$94.04	$76.28
Total ReturnE,F	12.91%	12.48%	29.40%	(16.28)%	26.80%	36.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.80%	.83%	.81%	.81%	.85%
Expenses net of fee waivers, if any	.79%I	.80%	.83%	.81%	.81%	.85%
Expenses net of all reductions	.79%I	.80%	.82%	.80%	.81%	.84%
Net investment income (loss)	.97%I	.80%	.76%	.60%	.53%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$517,740	$512,155	$643,067	$408,171	$1,146,633	$450,237
Portfolio turnover rateJ	55%I	47%	104%	80%	72%K	78%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.48 per share is comprised of distributions from net investment income of $.521 and distributions from net realized gain of $4.954 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Effective August 10, 2018, Defense and Aerospace Portfolio underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of Defense and Aerospace Portfolio by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of Defense and Aerospace Portfolio. The per share data presented in the Financial Highlights and Share activity presented in the Statements of Changes in Net Assets for Defense and Aerospace Portfolio have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Defense and Aerospace Portfolio and Industrials Portfolio, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $87,234 for Defense and Aerospace Portfolio and $78,628 for Industrials Portfolio are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Air Transportation Portfolio	$233,956,535	$106,133,338	$(1,514,058)	$104,619,280
Defense and Aerospace Portfolio	2,023,356,781	880,279,043	(29,483,958)	850,795,085
Environment and Alternative Energy Portfolio	131,222,847	28,356,336	(5,140,112)	23,216,224
Industrials Portfolio	566,462,251	169,773,161	(20,048,418)	149,724,743
Transportation Portfolio	311,502,736	210,968,391	(5,766,973)	205,201,418

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	58,293,477	119,254,456
Defense and Aerospace Portfolio	347,269,549	516,422,043
Environment and Alternative Energy Portfolio	46,473,952	77,197,992
Industrials Portfolio	176,291,559	265,598,291
Transportation Portfolio	130,551,587	180,391,209

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.24%	.54%
Defense and Aerospace Portfolio	.30%	.24%	.54%
Environment and Alternative Energy Portfolio	.30%	.24%	.54%
Industrials Portfolio	.30%	.24%	.54%
Transportation Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.20%
Defense and Aerospace Portfolio	.17%
Environment and Alternative Energy Portfolio	.23%
Industrials Portfolio	.17%
Transportation Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Air Transportation Portfolio	.04
Defense and Aerospace Portfolio	.03
Environment and Alternative Energy Portfolio	.04
Industrials Portfolio	.03
Transportation Portfolio	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$1,270
Defense and Aerospace Portfolio	9,177
Environment and Alternative Energy Portfolio	700
Industrials Portfolio	6,104
Transportation Portfolio	4,012

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Environment and Alternative Energy Portfolio	Borrower	$7,051,333	1.80%	$1,058
Transportation Portfolio	Borrower	13,468,000	1.95%	728

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 8,024,186 shares of Industrials Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $278,038,031. The net realized gain of $79,998,333 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Industrials Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$509
Defense and Aerospace Portfolio	4,036
Environment and Alternative Energy Portfolio	243
Industrials Portfolio	1,280
Transportation Portfolio	712

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Air Transportation Portfolio	$302
Defense and Aerospace Portfolio	25,324
Environment and Alternative Energy Portfolio	2,202
Industrials Portfolio	13,169
Transportation Portfolio	3,459

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Air Transportation Portfolio	$14,196	$35
Defense and Aerospace Portfolio	69,740	451
Environment and Alternative Energy Portfolio	10,848	–
Industrials Portfolio	54,042	–
Transportation Portfolio	9,894	99

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Air Transportation Portfolio	$1,802
Defense and Aerospace Portfolio	11,004
Environment and Alternative Energy Portfolio	816
Industrials Portfolio	4,762
Transportation Portfolio	2,482

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Prior Year Merger Information.

On January 26, 2018, Industrials Portfolio acquired all of the assets and assumed all of the liabilities of Industrial Equipment Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $186,045,666, including securities of $186,126,516 and unrealized appreciation of $32,401,431 was combined with the Fund's net assets of $965,428,804 for total net assets after the acquisition of $1,151,474,470.

Pro forma results of operations of the combined entity for the entire period ended February 28, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$6,705,094
Total net realized gain (loss)	101,913,604
Total change in net unrealized appreciation (depreciation)	40,445,283
Net increase (decrease) in net assets resulting from operations	$149,063,981

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Industrial Portfolio's accompanying Statement of Operations since January 26, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Air Transportation Portfolio	.81%
Actual		$1,000.00	$1,061.70	$4.21
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Defense and Aerospace Portfolio	.75%
Actual		$1,000.00	$997.80	$3.78
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Environment and Alternative Energy Portfolio	.88%
Actual		$1,000.00	$1,000.90	$4.44
Hypothetical-C		$1,000.00	$1,020.77	$4.48
Industrials Portfolio	.76%
Actual		$1,000.00	$1,023.50	$3.88
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Transportation Portfolio	.79%
Actual		$1,000.00	$1,129.10	$4.24
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCI-SANN-1018
1.813660.113

Fidelity® Select Portfolios® Utilities Sector Utilities Portfolio Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
NextEra Energy, Inc.	8.2
PG&E Corp.	7.0
Exelon Corp.	6.3
Dominion Resources, Inc.	6.2
FirstEnergy Corp.	6.1
Evergy, Inc.	6.0
Public Service Enterprise Group, Inc.	5.5
Edison International	4.7
Entergy Corp.	4.5
Sempra Energy	4.0
58.5

Top Industries (% of fund's net assets)

As of August 31, 2018
Electric Utilities	58.5%
Multi-Utilities	20.1%
Independent Power and Renewable Electricity Producers	6.5%
Diversified Telecommunication Services	3.2%
Media	3.1%
All Others*	8.6%

* Includes short-term investments and net other assets (liabilities).

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Diversified Telecommunication Services - 3.2%
Integrated Telecommunication Services - 3.2%
AT&T, Inc.	759,217	$24,249,391
Electric Utilities - 58.5%
Electric Utilities - 58.5%
American Electric Power Co., Inc.	398,700	28,598,751
Duke Energy Corp.	227,776	18,504,522
Edison International	545,800	35,875,434
El Paso Electric Co.	116,255	7,126,432
Entergy Corp.	411,900	34,430,721
Evergy, Inc.	805,422	45,949,325
Eversource Energy	369,900	23,092,857
Exelon Corp.	1,105,392	48,316,684
FirstEnergy Corp.	1,262,503	47,192,362
NextEra Energy, Inc.	369,870	62,914,887
PG&E Corp.	1,174,739	54,249,447
PPL Corp.	809,668	24,079,526
Vistra Energy Corp. (a)	868,807	20,451,717
		450,782,665
Equity Real Estate Investment Trusts (REITs) - 2.4%
Specialized REITs - 2.4%
InfraReit, Inc.	873,615	18,249,817
Gas Utilities - 2.3%
Gas Utilities - 2.3%
South Jersey Industries, Inc.	529,586	17,571,663
Independent Power and Renewable Electricity Producers - 6.5%
Independent Power Producers & Energy Traders - 4.5%
NRG Energy, Inc.	265,302	9,389,038
NRG Yield, Inc. Class C	298,300	5,921,255
The AES Corp.	1,417,404	19,078,258
		34,388,551
Renewable Electricity - 2.0%
NextEra Energy Partners LP	327,301	15,874,099

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		50,262,650

Media - 3.1%
Cable & Satellite - 3.1%
Comcast Corp. Class A	647,100	23,936,229
Multi-Utilities - 20.1%
Multi-Utilities - 20.1%
Avangrid, Inc.	231,931	11,443,476
Dominion Resources, Inc.	673,800	47,684,826
Public Service Enterprise Group, Inc.	811,270	42,469,985
SCANA Corp.	590,427	22,636,971
Sempra Energy	266,742	30,963,411
		155,198,669
Oil, Gas & Consumable Fuels - 1.1%
Oil & Gas Storage & Transport - 1.1%
Cheniere Energy Partners LP Holdings LLC	274,042	8,684,391
TOTAL COMMON STOCKS
(Cost $628,820,533)		748,935,475

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.97% (b)
(Cost $17,519,007)	17,515,504	17,519,007
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $646,339,540)		766,454,482
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,192,930
NET ASSETS - 100%		$770,647,412

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,606
Fidelity Securities Lending Cash Central Fund	1,896
Total	$151,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $628,820,533)	$748,935,475
Fidelity Central Funds (cost $17,519,007)	17,519,007
Total Investment in Securities (cost $646,339,540)		$766,454,482
Cash		620
Receivable for investments sold		824,628
Receivable for fund shares sold		1,781,638
Dividends receivable		2,665,196
Distributions receivable from Fidelity Central Funds		22,992
Prepaid expenses		7,360
Other receivables		68,124
Total assets		771,825,040
Liabilities
Payable for fund shares redeemed	685,819
Accrued management fee	339,473
Transfer agent fee payable	107,799
Other affiliated payables	22,067
Other payables and accrued expenses	22,470
Total liabilities		1,177,628
Net Assets		$770,647,412
Net Assets consist of:
Paid in capital		$560,496,071
Undistributed net investment income		8,009,274
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		82,027,125
Net unrealized appreciation (depreciation) on investments		120,114,942
Net Assets, for 8,748,192 shares outstanding		$770,647,412
Net Asset Value, offering price and redemption price per share ($770,647,412 ÷ 8,748,192 shares)		$88.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$10,479,283
Income from Fidelity Central Funds		151,502
Total income		10,630,785
Expenses
Management fee	$1,906,646
Transfer agent fees	633,388
Accounting and security lending fees	125,697
Custodian fees and expenses	4,454
Independent trustees' fees and expenses	1,731
Registration fees	39,001
Audit	18,765
Legal	4,188
Miscellaneous	3,394
Total expenses before reductions	2,737,264
Expense reductions	(116,461)
Total expenses after reductions		2,620,803
Net investment income (loss)		8,009,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,677,138
Redemptions in-kind with affiliated entities	26,295,315
Fidelity Central Funds	1,428
Foreign currency transactions	(543)
Total net realized gain (loss)		87,973,338
Change in net unrealized appreciation (depreciation) on investment securities		3,298,570
Net gain (loss)		91,271,908
Net increase (decrease) in net assets resulting from operations		$99,281,890

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,009,982	$14,714,702
Net realized gain (loss)	87,973,338	36,453,162
Change in net unrealized appreciation (depreciation)	3,298,570	(21,215,157)
Net increase (decrease) in net assets resulting from operations	99,281,890	29,952,707
Distributions to shareholders from net investment income	(1,233,874)	(12,115,593)
Distributions to shareholders from net realized gain	(2,288,788)	(29,852,182)
Total distributions	(3,522,662)	(41,967,775)
Share transactions
Proceeds from sales of shares	165,704,942	273,622,475
Reinvestment of distributions	3,352,286	39,960,296
Cost of shares redeemed	(211,148,258)	(280,726,603)
Net increase (decrease) in net assets resulting from share transactions	(42,091,030)	32,856,168
Redemption fees	–	79
Total increase (decrease) in net assets	53,668,198	20,841,179
Net Assets
Beginning of period	716,979,214	696,138,035
End of period	$770,647,412	$716,979,214
Other Information
Undistributed net investment income end of period	$8,009,274	$1,233,166
Shares
Sold	1,967,280	3,316,107
Issued in reinvestment of distributions	41,906	481,973
Redeemed	(2,602,140)	(3,492,131)
Net increase (decrease)	(592,954)	305,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Utilities Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$76.75	$77.05	$66.88	$72.85	$70.64	$61.04
Income from Investment Operations
Net investment income (loss)B	.94	1.62	1.52	1.39	1.41	1.49
Net realized and unrealized gain (loss)	10.77	2.56	10.44	(4.49)	6.40	9.80
Total from investment operations	11.71	4.18	11.96	(3.10)	7.81	11.29
Distributions from net investment income	(.13)	(1.29)	(1.77)	(1.60)	(1.20)	(1.07)
Distributions from net realized gain	(.24)	(3.19)	(.02)	(1.27)	(4.42)	(.62)
Total distributions	(.37)	(4.48)	(1.79)	(2.87)	(5.61)C	(1.69)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01	–D
Net asset value, end of period	$88.09	$76.75	$77.05	$66.88	$72.85	$70.64
Total ReturnE,F	15.31%	4.99%	18.21%	(4.19)%	11.22%	18.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.78%	.79%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.77%I	.78%	.79%	.79%	.80%	.82%
Expenses net of all reductions	.74%I	.77%	.78%	.78%	.80%	.80%
Net investment income (loss)	2.27%I	2.00%	2.09%	2.05%	1.89%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$770,647	$716,979	$696,138	$808,235	$988,426	$695,932
Portfolio turnover rateJ	127%I,K	66%	70%K	74%	129%K	160%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.61 per share is comprised of distributions from net investment income of $1.199 and distributions from net realized gain of $4.415 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$119,800,188
Gross unrealized depreciation	(5,279,923)
Net unrealized appreciation (depreciation)	$114,520,265
Tax cost	$651,934,217

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $504,556,918 and $442,919,001, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,200 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,469,597 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $117,288,521. The net realized gain of $26,295,315 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $989 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,896.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $112,890 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,571.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.77%	$1,000.00	$1,153.10	$4.18
Hypothetical-C		$1,000.00	$1,021.32	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELUTL-SANN-1018
1.813630.113

Fidelity® Select Portfolios® Materials Sector Chemicals Portfolio Gold Portfolio Materials Portfolio Semi-Annual Report August 31, 2018

Contents

Chemicals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Chemicals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
DowDuPont, Inc.	25.0
LyondellBasell Industries NV Class A	9.3
The Chemours Co. LLC	7.0
Sherwin-Williams Co.	5.1
Platform Specialty Products Corp.	4.9
Linde AG	4.8
Westlake Chemical Corp.	4.8
Olin Corp.	4.6
Air Products& Chemicals, Inc.	4.5
Celanese Corp. Class A	3.1
73.1

Top Industries (% of fund's net assets)

As of August 31, 2018
Chemicals	96.0%
Trading Companies & Distributors	2.2%
Metals & Mining	0.4%
Building Products	0.3%
Biotechnology	0.2%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Chemicals Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Biotechnology - 0.2%
Biotechnology - 0.2%
Calyxt, Inc. (a)(b)	187,310	$3,171,158
Building Products - 0.3%
Building Products - 0.3%
GCP Applied Technologies, Inc. (a)	186,100	4,689,720
Chemicals - 93.1%
Commodity Chemicals - 24.6%
Cabot Corp.	317,800	20,631,576
Ciner Resources LP	301,818	8,336,213
LyondellBasell Industries NV Class A	1,261,098	142,226,632
Olin Corp.	2,271,097	69,790,811
Orion Engineered Carbons SA	443,700	15,973,200
Tronox Ltd. Class A	2,879,866	46,625,031
Westlake Chemical Corp.	780,564	73,817,937
		377,401,400
Diversified Chemicals - 36.9%
Ashland Global Holdings, Inc.	196,995	16,586,979
DowDuPont, Inc.	5,448,580	382,108,915
Eastman Chemical Co.	400,457	38,856,343
Huntsman Corp.	120,800	3,683,192
Ingevity Corp. (a)	154,600	15,616,146
The Chemours Co. LLC	2,466,100	107,521,960
		564,373,535
Fertilizers & Agricultural Chemicals - 5.8%
CF Industries Holdings, Inc.	215,500	11,195,225
FMC Corp.	506,300	43,263,335
The Mosaic Co.	1,076,300	33,655,901
		88,114,461
Industrial Gases - 9.3%
Air Products & Chemicals, Inc.	411,011	68,347,019
Linde AG	326,800	74,425,155
		142,772,174
Specialty Chemicals - 16.5%
Axalta Coating Systems Ltd. (a)	1,416,000	43,188,000
Celanese Corp. Class A	402,800	47,059,124
Covestro AG (c)	55,700	4,744,294
Platform Specialty Products Corp. (a)	5,665,543	75,125,100
Sherwin-Williams Co.	170,433	77,645,866
Venator Materials PLC	430,000	5,194,400
		252,956,784

TOTAL CHEMICALS		1,425,618,354

Metals & Mining - 0.4%
Diversified Metals & Mining - 0.4%
Elkem ASA (a)	1,236,486	6,490,477
Oil, Gas & Consumable Fuels - 0.2%
Oil & Gas Refining & Marketing - 0.2%
S-Oil Corp.	23,200	2,485,655
Trading Companies & Distributors - 2.2%
Trading Companies & Distributors - 2.2%
Univar, Inc. (a)	1,206,294	33,559,099
TOTAL COMMON STOCKS
(Cost $1,016,159,015)		1,476,014,463

Nonconvertible Preferred Stocks - 2.9%
Chemicals - 2.9%
Commodity Chemicals - 2.9%
Braskem SA (PN-A)
(Cost $43,777,178)	3,034,200	44,107,678

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.97% (d)	7,945,938	7,947,527
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	1,256,245	1,256,371
TOTAL MONEY MARKET FUNDS
(Cost $9,204,017)		9,203,898
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,069,140,210)		1,529,326,039
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,293,438
NET ASSETS - 100%		$1,531,619,477

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,744,294 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$131,400
Fidelity Securities Lending Cash Central Fund	4,749
Total	$136,149

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$111,393,266

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.0%
Netherlands	9.3%
Germany	5.1%
Australia	3.0%
Brazil	2.9%
Bermuda	2.8%
Luxembourg	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,215,574) — See accompanying schedule: Unaffiliated issuers (cost $1,059,936,193)	$1,520,122,141
Fidelity Central Funds (cost $9,204,017)	9,203,898
Total Investment in Securities (cost $1,069,140,210)		$1,529,326,039
Receivable for investments sold		2,999,884
Receivable for fund shares sold		427,698
Dividends receivable		4,128,506
Distributions receivable from Fidelity Central Funds		10,423
Prepaid expenses		18,444
Other receivables		190,809
Total assets		1,537,101,803
Liabilities
Payable for fund shares redeemed	$3,098,583
Accrued management fee	690,726
Other affiliated payables	281,181
Other payables and accrued expenses	155,336
Collateral on securities loaned	1,256,500
Total liabilities		5,482,326
Net Assets		$1,531,619,477
Net Assets consist of:
Paid in capital		$1,013,462,636
Undistributed net investment income		10,075,653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,902,866
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		460,178,322
Net Assets, for 92,075,517 shares outstanding		$1,531,619,477
Net Asset Value, offering price and redemption price per share ($1,531,619,477 ÷ 92,075,517 shares)		$16.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$19,149,053
Income from Fidelity Central Funds		136,149
Total income		19,285,202
Expenses
Management fee	$4,483,964
Transfer agent fees	1,503,159
Accounting and security lending fees	257,145
Custodian fees and expenses	39,702
Independent trustees' fees and expenses	4,223
Registration fees	41,092
Audit	30,033
Legal	8,747
Interest	4,308
Miscellaneous	(18,758)
Total expenses before reductions	6,353,615
Expense reductions	(110,921)
Total expenses after reductions		6,242,694
Net investment income (loss)		13,042,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,874,003
Fidelity Central Funds	(280)
Foreign currency transactions	28,537
Total net realized gain (loss)		46,902,260
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(26,532,772)
Fidelity Central Funds	(119)
Assets and liabilities in foreign currencies	(15,358)
Total change in net unrealized appreciation (depreciation)		(26,548,249)
Net gain (loss)		20,354,011
Net increase (decrease) in net assets resulting from operations		$33,396,519

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,042,508	$19,973,215
Net realized gain (loss)	46,902,260	192,613,270
Change in net unrealized appreciation (depreciation)	(26,548,249)	56,793,943
Net increase (decrease) in net assets resulting from operations	33,396,519	269,380,428
Distributions to shareholders from net investment income	(4,085,171)	(15,828,578)
Distributions to shareholders from net realized gain	(100,460,805)	(130,959,179)
Total distributions	(104,545,976)	(146,787,757)
Share transactions
Proceeds from sales of shares	94,724,043	708,415,147
Reinvestment of distributions	99,130,870	140,010,917
Cost of shares redeemed	(381,306,718)	(807,440,266)
Net increase (decrease) in net assets resulting from share transactions	(187,451,805)	40,985,798
Total increase (decrease) in net assets	(258,601,262)	163,578,469
Net Assets
Beginning of period	1,790,220,739	1,626,642,270
End of period	$1,531,619,477	$1,790,220,739
Other Information
Undistributed net investment income end of period	$10,075,653	$1,118,316
Shares(a)
Sold	5,742,869	41,391,320
Issued in reinvestment of distributions	6,336,669	8,462,680
Redeemed	(23,219,961)	(46,796,860)
Net increase (decrease)	(11,140,423)	3,057,140

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Chemicals Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$17.34	$16.24	$12.32	$15.33	$14.82	$12.30
Income from Investment Operations
Net investment income (loss)C	.13	.19	.18	.19	.16	.12
Net realized and unrealized gain (loss)	.19	2.36	4.44	(2.34)	.91	3.21
Total from investment operations	.32	2.55	4.62	(2.15)	1.07	3.33
Distributions from net investment income	(.04)	(.16)	(.17)	(.18)	(.14)	(.12)
Distributions from net realized gain	(.99)	(1.29)	(.53)	(.68)	(.42)	(.69)
Total distributions	(1.03)	(1.45)	(.70)	(.86)	(.56)	(.81)
Redemption fees added to paid in capitalC	–	–	–D	–D	–D	–
Net asset value, end of period	$16.63	$17.34	$16.24	$12.32	$15.33	$14.82
Total ReturnE,F	2.22%	16.31%	38.02%	(14.46)%	7.52%	27.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.80%	.80%	.79%	.81%
Expenses net of fee waivers, if any	.76%I	.77%	.80%	.80%	.79%	.81%
Expenses net of all reductions	.75%I	.77%	.79%	.79%	.79%	.80%
Net investment income (loss)	1.57%I	1.12%	1.26%	1.36%	1.10%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,531,619	$1,790,221	$1,626,642	$1,046,827	$1,625,067	$1,429,434
Portfolio turnover rateJ	65%I	62%	85%	79%	80%K	109%

 A For the year ended February 29.

 B Per Share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

Effective August 10, 2018, Chemicals Portfolio underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of Chemicals Portfolio by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of Chemicals Portfolio. The per share data presented in the Financial Highlights and Shares activity presented in the Statements of Changes in Net Assets for Chemicals Portfolio have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $107,031 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$474,900,634
Gross unrealized depreciation	(17,675,878)
Net unrealized appreciation (depreciation)	$457,224,756
Tax cost	$1,072,101,283

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $529,855,713 and $768,024,900, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,829 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,017,091	2.01%	$4,308

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,468 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,749.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $102,518 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8,403.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2018

% of fund's net assets
Newmont Mining Corp.	10.1
Randgold Resources Ltd. sponsored ADR	6.7
B2Gold Corp.	6.1
Silver Bullion	5.9
Barrick Gold Corp.	5.9
Agnico Eagle Mines Ltd. (Canada)	5.5
Franco-Nevada Corp.	5.1
Goldcorp, Inc.	3.5
Newcrest Mining Ltd.	2.7
OceanaGold Corp.	2.6
54.1

Top Industries (% of fund's net assets)

As of August 31, 2018
Gold	88.8%
Commodities & Related Investments*	8.3%
Silver	1.1%
Precious Metals & Minerals	0.4%
Diversified Metals & Mining	0.3%
Copper	0.2%
All Others**	0.9%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2018
Canada	59.0%
United States of America*	21.9%
Bailiwick of Jersey	6.8%
Australia	4.1%
South Africa	4.0%
Cayman Islands	1.8%
Peru	1.6%
United Kingdom	0.4%
China	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Australia - 4.1%
Metals & Mining - 4.1%
Gold - 4.1%
Dacian Gold Ltd. (a)	72,596	$121,601
Evolution Mining Ltd.	1,126,243	2,145,589
Gold Road Resources Ltd. (a)	1,080,000	485,258
Newcrest Mining Ltd.	2,059,162	28,703,629
Northern Star Resources Ltd. (b)	443,118	2,217,160
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	444,401
(Canada) (a)	1,300,000	338,697
Resolute Mng Ltd.	3,836,949	3,489,354
Saracen Mineral Holdings Ltd. (a)	2,032,787	2,761,990
Silver Lake Resources Ltd. (a)	2,840,985	1,000,768
St Barbara Ltd.	682,257	1,932,470
		43,640,917
Bailiwick of Jersey - 6.8%
Metals & Mining - 6.8%
Diversified Metals & Mining - 0.1%
Glencore Xstrata PLC	65,000	264,226
Gold - 6.7%
Randgold Resources Ltd. sponsored ADR	1,095,895	71,550,985
TOTAL METALS & MINING		71,815,211
Canada - 59.0%
Metals & Mining - 59.0%
Copper - 0.1%
First Quantum Minerals Ltd.	82,200	1,031,122
Lundin Mining Corp.	40,000	190,651
		1,221,773
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	1,075,000	1,911,111
Sabina Gold & Silver Corp. (a)	5,500	5,774
		1,916,885
Gold - 57.3%
Agnico Eagle Mines Ltd. (Canada)	1,697,001	58,491,268
Alacer Gold Corp. (a)	2,554,063	4,618,842
Alamos Gold, Inc.	4,776,012	21,007,133
Argonaut Gold, Inc. (a)	5,781,462	8,063,035
B2Gold Corp. (a)	27,675,793	64,894,963
Barrick Gold Corp.	6,096,569	62,367,200
Centerra Gold, Inc. (a)	447,500	1,913,448
Continental Gold, Inc. (a)(c)	9,596,700	25,885,352
Detour Gold Corp. (a)	2,320,600	18,956,012
Detour Gold Corp. (a)(d)	785,900	6,419,689
Eldorado Gold Corp. (a)	7,260,935	7,010,558
Franco-Nevada Corp.	851,900	54,456,320
Gold Standard Ventures Corp. (a)	3,114,300	4,844,467
Goldcorp, Inc.	3,470,500	37,497,356
Guyana Goldfields, Inc. (a)	4,735,800	13,390,883
Guyana Goldfields, Inc. (a)(d)	155,000	438,276
IAMGOLD Corp. (a)	3,217,000	13,114,513
Kinross Gold Corp. (a)	5,031,291	15,036,042
Kirkland Lake Gold Ltd.	794,319	14,845,548
New Gold, Inc. (a)	5,236,375	5,136,061
Novagold Resources, Inc. (a)	1,879,500	6,913,103
OceanaGold Corp.	9,222,232	27,278,020
Osisko Gold Royalties Ltd.	1,180,293	9,360,944
Premier Gold Mines Ltd. (a)(c)	16,800,022	24,202,331
Pretium Resources, Inc. (a)	1,687,683	14,031,694
Pretium Resources, Inc. (a)(d)	225,000	1,870,690
Sandstorm Gold Ltd. (a)	1,880,475	7,291,344
Seabridge Gold, Inc. (a)	1,424,090	16,092,217
SEMAFO, Inc. (a)	7,340,000	18,392,184
SSR Mining, Inc. (a)	1,313,700	11,435,733
Tahoe Resources, Inc. (a)	2,639,438	9,081,285
Teranga Gold Corp. (a)	975,814	2,931,181
Torex Gold Resources, Inc. (a)	2,627,600	17,738,817
Yamana Gold, Inc.	1,765,620	4,897,735
		609,904,244
Precious Metals & Minerals - 0.3%
Osisko Mining, Inc. (a)	1,873,200	2,971,283
Silver - 1.1%
MAG Silver Corp. (a)	608,901	4,679,906
Pan American Silver Corp.	6,000	93,540
Wheaton Precious Metals Corp.	403,000	6,905,042
		11,678,488
TOTAL METALS & MINING		627,692,673
Cayman Islands - 1.8%
Metals & Mining - 1.8%
Gold - 1.8%
Endeavour Mining Corp. (a)	1,235,940	18,761,664
China - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Zijin Mng Group Co. Ltd. (H Shares)	12,097,000	4,515,905
Peru - 1.6%
Metals & Mining - 1.6%
Gold - 1.6%
Compania de Minas Buenaventura SA sponsored ADR	1,389,397	17,492,508
South Africa - 4.0%
Metals & Mining - 4.0%
Gold - 4.0%
AngloGold Ashanti Ltd. sponsored ADR	3,375,808	26,702,641
Gold Fields Ltd. sponsored ADR	3,209,426	7,991,471
Harmony Gold Mining Co. Ltd.	1,484,000	2,409,867
Harmony Gold Mining Co. Ltd. sponsored ADR	1,520,400	2,523,864
Sibanye-Stillwater ADR	1,181,660	2,788,718
		42,416,561
United Kingdom - 0.4%
Metals & Mining - 0.4%
Gold - 0.3%
Acacia Mining PLC (a)	1,436,536	2,048,637
Pan African Resources PLC	550,000	52,338
Solgold PLC (a)	4,152,758	1,154,834
		3,255,809
Precious Metals & Minerals - 0.1%
Fresnillo PLC	109,600	1,274,840
TOTAL METALS & MINING		4,530,649
United States of America - 12.7%
Metals & Mining - 12.7%
Copper - 0.1%
Freeport-McMoRan, Inc.	40,500	569,025
Gold - 12.6%
McEwen Mining, Inc.	1,056,410	2,081,128
Newmont Mining Corp.	3,484,678	108,129,559
Royal Gold, Inc.	319,367	24,354,927
		134,565,614
TOTAL METALS & MINING		135,134,639
TOTAL COMMON STOCKS
(Cost $1,154,813,321)		966,000,727
	Troy Ounces

Commodities - 8.3%
Gold Bullion (a)	21,010	25,201,915
Silver Bullion (a)	4,372,000	63,453,022
TOTAL COMMODITIES
(Cost $96,875,832)		88,654,937
	Shares

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.97% (e)
(Cost $9,960,090)	9,958,099	9,960,090
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,261,649,243)		1,064,615,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(466,050)
NET ASSETS - 100%		$1,064,149,704

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,728,655 or 0.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,969
Fidelity Securities Lending Cash Central Fund	807
Total	$74,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations if applicable.

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$85,477,120	$23,753,050	$10,407,332	$--	$(977,973)	$(9,288,637)	$88,556,228

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Continental Gold, Inc.	$28,390,023	$95,681	$--	$--	$--	$(2,600,352)	$25,885,352
Premier Gold Mines Ltd.	40,731,717	320,755	--	--	--	(16,850,141)	24,202,331
Total	$69,121,740	$416,436	$--	$--	$--	$(19,450,493)	$50,087,683

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$966,000,727	$961,373,700	$2,409,867	$2,217,160
Commodities	88,654,937	88,654,937	--	--
Money Market Funds	9,960,090	9,960,090	--	--
Total Investments in Securities:	$1,064,615,754	$1,059,988,727	$2,409,867	$2,217,160

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Consolidated Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$61,930,951

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,078,209,251)	$915,913,044
Fidelity Central Funds (cost $9,960,090)	9,960,090
Commodities (cost $96,875,832)	88,654,937
Other affiliated issuers (cost $76,604,070)	50,087,683
Total Investment in Securities (cost $1,261,649,243)		$1,064,615,754
Cash		5,901
Foreign currency held at value (cost $176,481)		175,269
Receivable for investments sold		735,873
Receivable for fund shares sold		906,650
Dividends receivable		898,936
Distributions receivable from Fidelity Central Funds		18,132
Prepaid expenses		13,021
Other receivables		111,979
Total assets		1,067,481,515
Liabilities
Payable for investments purchased	$1,064,371
Payable for fund shares redeemed	1,157,639
Accrued management fee	503,712
Transfer agent fee payable	226,277
Distribution and service plan fees payable	86,517
Other affiliated payables	43,068
Other payables and accrued expenses	250,227
Total liabilities		3,331,811
Net Assets		$1,064,149,704
Net Assets consist of:
Paid in capital		$2,666,826,464
Accumulated net investment loss		(6,983,314)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,398,654,208)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(197,039,238)
Net Assets		$1,064,149,704
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,743,947 ÷ 2,779,997 shares)		$15.74
Maximum offering price per share (100/94.25 of $15.74)		$16.70
Class M:
Net Asset Value and redemption price per share ($14,541,578 ÷ 943,834 shares)		$15.41
Maximum offering price per share (100/96.50 of $15.41)		$15.97
Class C:
Net Asset Value and offering price per share ($79,684,558 ÷ 5,422,694 shares)(a)		$14.69
Gold:
Net Asset Value, offering price and redemption price per share ($877,994,883 ÷ 54,288,785 shares)		$16.17
Class I:
Net Asset Value, offering price and redemption price per share ($48,184,738 ÷ 2,979,420 shares)		$16.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$6,123,661
Income from Fidelity Central Funds		74,776
Income before foreign taxes withheld		6,198,437
Less foreign taxes withheld		(340,440)
Total income		5,857,997
Expenses
Management fee	$3,480,329
Transfer agent fees	1,389,474
Distribution and service plan fees	586,186
Accounting and security lending fees	283,219
Custodian fees and expenses	137,926
Independent trustees' fees and expenses	3,129
Registration fees	57,528
Audit	31,834
Legal	6,916
Miscellaneous	49,736
Total expenses before reductions	6,026,277
Expense reductions	(150,893)
Total expenses after reductions		5,875,384
Net investment income (loss)		(17,387)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(23,875,738)
Fidelity Central Funds	586
Commodities	(449,575)
Foreign currency transactions	(19,433)
Total net realized gain (loss)		(24,344,160)
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	(119,224,877)
Fidelity Central Funds	(4)
Other affiliated issuers	(19,450,493)
Assets and liabilities in foreign currencies	(4,725)
Commodities	(9,587,874)
Total change in net unrealized appreciation (depreciation)		(148,267,973)
Net gain (loss)		(172,612,133)
Net increase (decrease) in net assets resulting from operations		$(172,629,520)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(17,387)	$(5,136,354)
Net realized gain (loss)	(24,344,160)	(19,797,959)
Change in net unrealized appreciation (depreciation)	(148,267,973)	(128,650,104)
Net increase (decrease) in net assets resulting from operations	(172,629,520)	(153,584,417)
Distributions to shareholders from net realized gain	–	(3,130,282)
Share transactions - net increase (decrease)	(10,092,258)	(136,518,156)
Total increase (decrease) in net assets	(182,721,778)	(293,232,855)
Net Assets
Beginning of period	1,246,871,482	1,540,104,337
End of period	$1,064,149,704	$1,246,871,482
Other Information
Accumulated net investment loss end of period	$(6,983,314)	$(6,965,927)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.30	$20.54	$17.70	$18.11	$22.01	$30.25
Income from Investment Operations
Net investment income (loss)B	(.02)	(.12)	(.16)	(.06)	(.10)	–C
Net realized and unrealized gain (loss)	(2.54)	(2.09)	3.59	(.35)	(3.80)	(8.25)
Total from investment operations	(2.56)	(2.21)	3.43	(.41)	(3.90)	(8.25)
Distributions from net realized gain	–	(.03)	(.60)	–	–	–
Total distributions	–	(.03)	(.60)	–	–	–
Redemption fees added to paid in capitalB	–	–	.01	–C	–C	.01
Net asset value, end of period	$15.74	$18.30	$20.54	$17.70	$18.11	$22.01
Total ReturnD,E,F	(13.99)%	(10.77)%	19.97%	(2.26)%	(17.72)%	(27.24)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%I	1.18%	1.19%	1.23%	1.23%	1.21%
Expenses net of fee waivers, if any	1.19%I	1.16%	1.16%	1.20%	1.19%	1.19%
Expenses net of all reductions	1.19%I	1.16%	1.16%	1.20%	1.19%	1.18%
Net investment income (loss)	(.24)%I	(.58)%	(.71)%	(.44)%	(.51)%	- %J
Supplemental Data
Net assets, end of period (000 omitted)	$43,744	$61,703	$83,589	$53,509	$46,898	$60,270
Portfolio turnover rateK	16%I	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.94	$20.19	$17.37	$17.83	$21.73	$29.95
Income from Investment Operations
Net investment income (loss)B	(.05)	(.17)	(.22)	(.11)	(.15)	(.06)
Net realized and unrealized gain (loss)	(2.48)	(2.05)	3.54	(.35)	(3.75)	(8.17)
Total from investment operations	(2.53)	(2.22)	3.32	(.46)	(3.90)	(8.23)
Distributions from net realized gain	–	(.03)	(.51)	–	–	–
Total distributions	–	(.03)	(.51)	–	–	–
Redemption fees added to paid in capitalB	–	–	.01	–C	–C	.01
Net asset value, end of period	$15.41	$17.94	$20.19	$17.37	$17.83	$21.73
Total ReturnD,E,F	(14.10)%	(11.04)%	19.62%	(2.58)%	(17.95)%	(27.45)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.48%	1.49%	1.52%	1.50%	1.49%
Expenses net of fee waivers, if any	1.48%I	1.47%	1.46%	1.48%	1.46%	1.47%
Expenses net of all reductions	1.47%I	1.47%	1.46%	1.48%	1.46%	1.46%
Net investment income (loss)	(.53)%I	(.88)%	(1.01)%	(.72)%	(.79)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$14,542	$19,355	$25,170	$17,720	$16,200	$18,402
Portfolio turnover rateJ	16%I	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.15	$19.36	$16.68	$17.20	$21.06	$29.15
Income from Investment Operations
Net investment income (loss)B	(.08)	(.24)	(.29)	(.16)	(.23)	(.16)
Net realized and unrealized gain (loss)	(2.38)	(1.95)	3.42	(.36)	(3.63)	(7.94)
Total from investment operations	(2.46)	(2.19)	3.13	(.52)	(3.86)	(8.10)
Distributions from net realized gain	–	(.02)	(.45)	–	–	–
Total distributions	–	(.02)	(.45)	–	–	–
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	.01
Net asset value, end of period	$14.69	$17.15	$19.36	$16.68	$17.20	$21.06
Total ReturnD,E,F	(14.34)%	(11.35)%	19.19%	(3.02)%	(18.33)%	(27.75)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.86%I	1.85%	1.88%	1.97%	1.96%	1.96%
Expenses net of fee waivers, if any	1.84%I	1.83%	1.85%	1.93%	1.92%	1.94%
Expenses net of all reductions	1.84%I	1.83%	1.84%	1.93%	1.92%	1.93%
Net investment income (loss)	(.89)%I	(1.25)%	(1.40)%	(1.17)%	(1.25)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$79,685	$92,724	$101,215	$52,732	$39,429	$33,811
Portfolio turnover rateJ	16%I	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$21.02	$18.12	$18.50	$22.41	$30.72
Income from Investment Operations
Net investment income (loss)B	.01	(.05)	(.09)	(.03)	(.04)	.06
Net realized and unrealized gain (loss)	(2.62)	(2.14)	3.66	(.35)	(3.87)	(8.38)
Total from investment operations	(2.61)	(2.19)	3.57	(.38)	(3.91)	(8.32)
Distributions from net realized gain	–	(.05)	(.68)	–	–	–
Total distributions	–	(.05)	(.68)	–	–	–
Redemption fees added to paid in capitalB	–	–	.01	–C	–C	.01
Net asset value, end of period	$16.17	$18.78	$21.02	$18.12	$18.50	$22.41
Total ReturnD,E	(13.90)%	(10.47)%	20.38%	(2.05)%	(17.45)%	(27.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.86%	.87%	.97%	.94%	.94%
Expenses net of fee waivers, if any	.85%H	.85%	.84%	.93%	.90%	.92%
Expenses net of all reductions	.85%H	.84%	.84%	.93%	.90%	.91%
Net investment income (loss)	.10%H	(.26)%	(.39)%	(.17)%	(.22)%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$877,995	$1,011,412	$1,271,458	$1,076,206	$992,944	$1,275,913
Portfolio turnover rateI	16%H	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$21.02	$18.13	$18.50	$22.41	$30.69
Income from Investment Operations
Net investment income (loss)B	.01	(.05)	(.09)	(.02)	(.04)	.07
Net realized and unrealized gain (loss)	(2.62)	(2.14)	3.67	(.35)	(3.87)	(8.36)
Total from investment operations	(2.61)	(2.19)	3.58	(.37)	(3.91)	(8.29)
Distributions from net realized gain	–	(.05)	(.70)	–	–	–
Total distributions	–	(.05)	(.70)	–	–	–
Redemption fees added to paid in capitalB	–	–	.01	–C	–C	.01
Net asset value, end of period	$16.17	$18.78	$21.02	$18.13	$18.50	$22.41
Total ReturnD,E	(13.90)%	(10.47)%	20.41%	(2.00)%	(17.45)%	(26.98)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.85%	.87%	.92%	.90%	.87%
Expenses net of fee waivers, if any	.83%H	.83%	.84%	.88%	.86%	.85%
Expenses net of all reductions	.83%H	.83%	.84%	.88%	.86%	.84%
Net investment income (loss)	.11%H	(.24)%	(.39)%	(.12)%	(.18)%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$48,185	$61,677	$58,673	$52,607	$23,667	$107,830
Portfolio turnover rateI	16%H	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd, a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $88,556,228 in the Subsidiary, representing 8.3% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, information on transfers between Levels 1 and 2 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $99,231 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$185,860,702
Gross unrealized depreciation	(487,478,848)
Net unrealized appreciation (depreciation)	$(301,618,146)
Tax cost	$1,366,135,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(141,667,626)
Long-term	(1,122,388,025)
Total capital loss carryforward	$(1,264,055,651)

The Fund elected to defer to its next fiscal year $6,867,607 of ordinary losses recognized during the period January 1, 2018 to February 28, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $100,086,355 and $110,878,557, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .56% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Effective October 1, 2018, the management fee paid by the Subsidiary was eliminated.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$67,908	$–
Class M	.25%	.25%	45,146	–
Class C	.75%	.25%	473,132	89,982
			$586,186	$89,982

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,827
Class M	1,922
Class C(a)	2,642
$11,391

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$83,315.31
Class M	30,846.34
Class C	96,632.20
Gold	1,118,334.22
Class I	60,347.20
	$1,389,474

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $855 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,822 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $807.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $130,972.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,615 for the period. Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $299.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,007.

Effective October 1, 2018, the waiver of the management fee paid by the Subsidiary was eliminated.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net realized gain
Class A	$–	$127,654
Class M	–	32,220
Class C	–	80,827
Gold	–	2,740,284
Class I	–	149,297
Total	$–	$3,130,282

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	234,547	960,171	$4,291,842	$19,302,127
Reinvestment of distributions	–	5,732	–	125,534
Shares redeemed	(826,281)	(1,663,786)	(15,210,736)	(33,274,700)
Net increase (decrease)	(591,734)	(697,883)	$(10,918,894)	$(13,847,039)
Class M
Shares sold	63,649	233,072	$1,128,531	$4,622,741
Reinvestment of distributions	–	1,488	–	32,029
Shares redeemed	(198,434)	(402,307)	(3,578,040)	(7,900,562)
Net increase (decrease)	(134,785)	(167,747)	$(2,449,509)	$(3,245,792)
Class C
Shares sold	539,636	1,214,001	$9,493,630	$22,977,515
Reinvestment of distributions	–	3,724	–	76,868
Shares redeemed	(524,917)	(1,038,456)	(8,822,934)	(19,487,828)
Net increase (decrease)	14,719	179,269	$670,696	$3,566,555
Gold
Shares sold	8,583,356	17,998,314	$157,950,404	$372,447,330
Reinvestment of distributions	–	117,013	–	2,622,272
Shares redeemed	(8,155,858)	(24,743,063)	(149,880,656)	(508,056,164)
Net increase (decrease)	427,498	(6,627,736)	$8,069,748	$(132,986,562)
Class I
Shares sold	632,017	1,883,552	$11,801,168	$38,579,606
Reinvestment of distributions	–	6,152	–	137,796
Shares redeemed	(937,523)	(1,396,712)	(17,265,467)	(28,722,720)
Net increase (decrease)	(305,506)	492,992	$(5,464,299)	$9,994,682

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
DowDuPont, Inc.	25.0
LyondellBasell Industries NV Class A	7.2
The Chemours Co. LLC	6.3
Linde AG	4.9
Sherwin-Williams Co.	4.4
Air Products & Chemicals, Inc.	3.8
Westlake Chemical Corp.	3.8
Platform Specialty Products Corp.	3.7
Olin Corp.	3.3
Martin Marietta Materials, Inc.	3.1
65.5

Top Industries (% of fund's net assets)

As of August 31, 2018
Chemicals	78.8%
Metals & Mining	9.9%
Containers & Packaging	5.4%
Construction Materials	3.9%
Trading Companies & Distributors	1.5%
All Others*	0.5%

* Includes short-term investments and net other assets (liabilities).

Materials Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Building Products - 0.1%
Building Products - 0.1%
GCP Applied Technologies, Inc. (a)	65,800	$1,658,160
Chemicals - 76.8%
Commodity Chemicals - 17.5%
Cabot Corp.	135,256	8,780,820
Ciner Resources LP	136,500	3,770,130
LyondellBasell Industries NV Class A	964,815	108,811,836
Olin Corp.	1,654,090	50,830,186
Orion Engineered Carbons SA	399,000	14,364,000
Tronox Ltd. Class A	1,354,003	21,921,309
Westlake Chemical Corp.	604,367	57,154,987
		265,633,268
Diversified Chemicals - 34.3%
Ashland Global Holdings, Inc.	109,500	9,219,900
DowDuPont, Inc.	5,416,883	379,886,003
Eastman Chemical Co.	251,748	24,427,108
Huntsman Corp.	131,400	4,006,386
Ingevity Corp. (a)	83,300	8,414,133
The Chemours Co. LLC	2,198,631	95,860,312
		521,813,842
Fertilizers & Agricultural Chemicals - 3.3%
FMC Corp.	347,000	29,651,150
The Mosaic Co.	663,400	20,744,518
		50,395,668
Industrial Gases - 8.7%
Air Products & Chemicals, Inc.	349,800	58,168,242
Linde AG	323,611	73,698,894
		131,867,136
Specialty Chemicals - 13.0%
Axalta Coating Systems Ltd. (a)	1,032,700	31,497,350
Celanese Corp. Class A	275,300	32,163,299
Covestro AG (b)	62,700	5,340,525
Platform Specialty Products Corp. (a)	4,227,515	56,056,849
Sherwin-Williams Co.	148,500	67,653,630
Venator Materials PLC	383,000	4,626,640
		197,338,293

TOTAL CHEMICALS		1,167,048,207

Construction Materials - 3.9%
Construction Materials - 3.9%
CRH PLC sponsored ADR	227,500	7,534,800
Martin Marietta Materials, Inc.	240,300	47,752,416
Summit Materials, Inc.	190,628	4,054,658
		59,341,874
Containers & Packaging - 5.4%
Metal & Glass Containers - 1.2%
Aptargroup, Inc.	110,500	11,570,455
Berry Global Group, Inc. (a)	133,700	6,381,501
		17,951,956
Paper Packaging - 4.2%
Avery Dennison Corp.	87,900	9,245,322
Graphic Packaging Holding Co.	544,195	7,738,453
Packaging Corp. of America	201,600	22,159,872
WestRock Co.	445,618	24,544,639
		63,688,286

TOTAL CONTAINERS & PACKAGING		81,640,242

Metals & Mining - 9.9%
Copper - 2.2%
Freeport-McMoRan, Inc.	2,419,600	33,995,380
Diversified Metals & Mining - 1.3%
Alcoa Corp. (a)	327,600	14,633,892
Elkem ASA (a)	997,398	5,235,473
		19,869,365
Gold - 2.5%
Newmont Mining Corp.	933,600	28,969,608
Royal Gold, Inc.	113,700	8,670,762
		37,640,370
Steel - 3.9%
AK Steel Holding Corp. (a)(c)	565,100	2,509,044
Commercial Metals Co.	879,500	18,997,200
Nucor Corp.	72,800	4,550,000
Ryerson Holding Corp. (a)	508,603	5,289,471
Steel Dynamics, Inc.	596,300	27,268,799
		58,614,514

TOTAL METALS & MINING		150,119,629

Oil, Gas & Consumable Fuels - 0.1%
Oil & Gas Refining & Marketing - 0.1%
S-Oil Corp.	15,670	1,678,888
Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
Univar, Inc. (a)	828,733	23,055,352
TOTAL COMMON STOCKS
(Cost $1,243,333,078)		1,484,542,352

Nonconvertible Preferred Stocks - 2.0%
Chemicals - 2.0%
Commodity Chemicals - 2.0%
Braskem SA (PN-A)
(Cost $32,364,812)	2,121,800	30,844,266

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.97% (d)	1,418,336	1,418,620
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	1,906,909	1,907,100
TOTAL MONEY MARKET FUNDS
(Cost $3,325,720)		3,325,720
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,279,023,610)		1,518,712,338
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,477,357
NET ASSETS - 100%		$1,520,189,695

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,340,525 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,334
Fidelity Securities Lending Cash Central Fund	2,977
Total	$61,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$96,772,567

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.9%
Netherlands	7.2%
Germany	5.3%
Bermuda	2.1%
Brazil	2.0%
Australia	1.4%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,881,672) — See accompanying schedule: Unaffiliated issuers (cost $1,275,697,890)	$1,515,386,618
Fidelity Central Funds (cost $3,325,720)	3,325,720
Total Investment in Securities (cost $1,279,023,610)		$1,518,712,338
Foreign currency held at value (cost $19,607)		19,733
Receivable for investments sold		2,400,338
Receivable for fund shares sold		339,808
Dividends receivable		3,763,407
Distributions receivable from Fidelity Central Funds		2,458
Prepaid expenses		19,048
Other receivables		201,583
Total assets		1,525,458,713
Liabilities
Payable for fund shares redeemed	$2,089,531
Accrued management fee	687,456
Distribution and service plan fees payable	113,165
Other affiliated payables	299,054
Other payables and accrued expenses	172,712
Collateral on securities loaned	1,907,100
Total liabilities		5,269,018
Net Assets		$1,520,189,695
Net Assets consist of:
Paid in capital		$1,165,152,424
Undistributed net investment income		10,870,867
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		104,483,707
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		239,682,697
Net Assets		$1,520,189,695
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($171,874,501 ÷ 2,068,426 shares)		$83.09
Maximum offering price per share (100/94.25 of $83.09)		$88.16
Class M:
Net Asset Value and redemption price per share ($34,079,678 ÷ 413,976 shares)		$82.32
Maximum offering price per share (100/96.50 of $82.32)		$85.31
Class C:
Net Asset Value and offering price per share ($74,893,821 ÷ 937,011 shares)(a)		$79.93
Materials:
Net Asset Value, offering price and redemption price per share ($805,134,822 ÷ 9,634,766 shares)		$83.57
Class I:
Net Asset Value, offering price and redemption price per share ($434,206,873 ÷ 5,206,643 shares)		$83.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$18,127,939
Income from Fidelity Central Funds		61,311
Total income		18,189,250
Expenses
Management fee	$4,477,522
Transfer agent fees	1,628,871
Distribution and service plan fees	725,236
Accounting and security lending fees	256,893
Custodian fees and expenses	33,218
Independent trustees' fees and expenses	4,260
Registration fees	56,518
Audit	22,940
Legal	8,836
Interest	5,464
Miscellaneous	74,295
Total expenses before reductions	7,294,053
Expense reductions	(147,537)
Total expenses after reductions		7,146,516
Net investment income (loss)		11,042,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,890,244
Redemptions in-kind with affiliated entities	42,386,899
Fidelity Central Funds	407
Foreign currency transactions	(14,432)
Total net realized gain (loss)		105,263,118
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(139,964,160)
Assets and liabilities in foreign currencies	(3,743)
Total change in net unrealized appreciation (depreciation)		(139,967,903)
Net gain (loss)		(34,704,785)
Net increase (decrease) in net assets resulting from operations		$(23,662,051)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,042,734	$13,943,613
Net realized gain (loss)	105,263,118	168,615,627
Change in net unrealized appreciation (depreciation)	(139,967,903)	43,205,875
Net increase (decrease) in net assets resulting from operations	(23,662,051)	225,765,115
Distributions to shareholders from net investment income	(2,217,383)	(13,925,069)
Distributions to shareholders from net realized gain	(85,805,447)	(80,094,510)
Total distributions	(88,022,830)	(94,019,579)
Share transactions - net increase (decrease)	(250,723,200)	182,977,431
Total increase (decrease) in net assets	(362,408,081)	314,722,967
Net Assets
Beginning of period	1,882,597,776	1,567,874,809
End of period	$1,520,189,695	$1,882,597,776
Other Information
Undistributed net investment income end of period	$10,870,867	$2,045,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$88.50	$81.27	$62.94	$80.43	$86.46	$73.44
Income from Investment Operations
Net investment income (loss)B	.48	.55	.70	.79	.51	.36
Net realized and unrealized gain (loss)	(1.65)	11.18	18.26	(16.80)	1.05	14.56
Total from investment operations	(1.17)	11.73	18.96	(16.01)	1.56	14.92
Distributions from net investment income	(.08)	(.50)	(.63)	(.58)	(.43)	(.30)
Distributions from net realized gain	(4.16)	(4.00)	–	(.91)	(7.17)	(1.60)
Total distributions	(4.24)	(4.50)	(.63)	(1.48)C	(7.59)D	(1.90)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$83.09	$88.50	$81.27	$62.94	$80.43	$86.46
Total ReturnF,G,H	(1.22)%	14.65%	30.18%	(20.01)%	2.20%	20.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.06%K	1.07%	1.08%	1.06%	1.06%	1.10%
Expenses net of fee waivers, if any	1.06%K	1.07%	1.08%	1.06%	1.06%	1.10%
Expenses net of all reductions	1.05%K	1.06%	1.07%	1.06%	1.06%	1.09%
Net investment income (loss)	1.15%K	.64%	.96%	1.09%	.61%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$171,875	$201,933	$229,086	$202,747	$319,740	$336,777
Portfolio turnover rateL	81%K,M	67%	49%M	64%	76%M	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.48 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.906 per share.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.79	$80.66	$62.52	$79.95	$85.99	$73.05
Income from Investment Operations
Net investment income (loss)B	.36	.30	.47	.56	.25	.12
Net realized and unrealized gain (loss)	(1.63)	11.08	18.12	(16.69)	1.06	14.48
Total from investment operations	(1.27)	11.38	18.59	(16.13)	1.31	14.60
Distributions from net investment income	(.04)	(.25)	(.45)	(.40)	(.18)	(.06)
Distributions from net realized gain	(4.16)	(4.00)	–	(.91)	(7.17)	(1.60)
Total distributions	(4.20)	(4.25)	(.45)	(1.30)C	(7.35)	(1.66)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$82.32	$87.79	$80.66	$62.52	$79.95	$85.99
Total ReturnE,F,G	(1.35)%	14.30%	29.78%	(20.27)%	1.90%	20.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.35%J	1.36%	1.39%	1.38%	1.37%	1.40%
Expenses net of fee waivers, if any	1.35%J	1.36%	1.39%	1.37%	1.37%	1.40%
Expenses net of all reductions	1.33%J	1.35%	1.38%	1.37%	1.37%	1.39%
Net investment income (loss)	.86%J	.35%	.65%	.77%	.31%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$34,080	$40,107	$40,935	$30,118	$45,252	$45,223
Portfolio turnover rateK	81%J,L	67%	49%L	64%	76%L	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$85.52	$78.72	$61.09	$78.12	$84.38	$71.96
Income from Investment Operations
Net investment income (loss)B	.16	(.09)	.15	.24	(.12)	(.23)
Net realized and unrealized gain (loss)	(1.59)	10.80	17.68	(16.28)	1.03	14.23
Total from investment operations	(1.43)	10.71	17.83	(16.04)	.91	14.00
Distributions from net investment income	–	(.02)	(.20)	(.08)	–	–
Distributions from net realized gain	(4.16)	(3.89)	–	(.91)	(7.17)	(1.58)
Total distributions	(4.16)	(3.91)	(.20)	(.99)	(7.17)	(1.58)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$79.93	$85.52	$78.72	$61.09	$78.12	$84.38
Total ReturnD,E,F	(1.58)%	13.78%	29.21%	(20.61)%	1.43%	19.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.82%	1.83%	1.81%	1.82%	1.85%
Expenses net of fee waivers, if any	1.82%I	1.82%	1.82%	1.81%	1.82%	1.85%
Expenses net of all reductions	1.80%I	1.82%	1.82%	1.81%	1.82%	1.84%
Net investment income (loss)	.40%I	(.11)%	.21%	.34%	(.14)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$74,894	$85,792	$80,225	$66,896	$107,697	$106,879
Portfolio turnover rateJ	81%I,K	67%	49%K	64%	76%K	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$88.90	$81.64	$63.20	$80.77	$86.81	$73.68
Income from Investment Operations
Net investment income (loss)B	.60	.79	.90	.98	.73	.58
Net realized and unrealized gain (loss)	(1.65)	11.24	18.34	(16.89)	1.05	14.63
Total from investment operations	(1.05)	12.03	19.24	(15.91)	1.78	15.21
Distributions from net investment income	(.12)	(.77)	(.80)	(.76)	(.65)	(.48)
Distributions from net realized gain	(4.16)	(4.00)	–	(.91)	(7.17)	(1.60)
Total distributions	(4.28)	(4.77)	(.80)	(1.66)C	(7.82)	(2.08)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$83.57	$88.90	$81.64	$63.20	$80.77	$86.81
Total ReturnE,F	(1.07)%	14.96%	30.52%	(19.81)%	2.46%	20.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.81%	.81%	.80%	.82%
Expenses net of fee waivers, if any	.79%I	.79%	.81%	.81%	.80%	.82%
Expenses net of all reductions	.77%I	.79%	.81%	.80%	.80%	.82%
Net investment income (loss)	1.43%I	.91%	1.22%	1.34%	.87%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$805,135	$1,043,704	$882,504	$711,985	$1,107,689	$1,231,942
Portfolio turnover rateJ	81%I,K	67%	49%K	64%	76%K	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.66 per share is comprised of distributions from net investment income of $.756 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$88.73	$81.49	$63.07	$80.60	$86.66	$73.57
Income from Investment Operations
Net investment income (loss)B	.60	.80	.91	1.00	.74	.59
Net realized and unrealized gain (loss)	(1.66)	11.22	18.31	(16.86)	1.05	14.60
Total from investment operations	(1.06)	12.02	19.22	(15.86)	1.79	15.19
Distributions from net investment income	(.12)	(.78)	(.80)	(.77)	(.68)	(.50)
Distributions from net realized gain	(4.16)	(4.00)	–	(.91)	(7.17)	(1.60)
Total distributions	(4.28)	(4.78)	(.80)	(1.67)C	(7.85)	(2.10)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$83.39	$88.73	$81.49	$63.07	$80.60	$86.66
Total ReturnE,F	(1.08)%	14.97%	30.55%	(19.79)%	2.49%	20.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.79%	.78%	.78%	.81%
Expenses net of fee waivers, if any	.78%I	.79%	.79%	.78%	.78%	.81%
Expenses net of all reductions	.77%I	.78%	.78%	.78%	.78%	.81%
Net investment income (loss)	1.43%I	.92%	1.25%	1.37%	.89%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$434,207	$511,062	$335,124	$306,145	$468,371	$333,963
Portfolio turnover rateJ	81%I,K	67%	49%K	64%	76%K	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.67 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $127,140 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$275,663,298
Gross unrealized depreciation	(38,604,181)
Net unrealized appreciation (depreciation)	$237,059,117
Tax cost	$1,281,653,221

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(80,787)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $665,738,991 and $993,906,583, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$232,673	$2,455
Class M	.25%	.25%	91,394	–
Class C	.75%	.25%	401,169	35,787
			$725,236	$38,242

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$18,573
Class M	2,174
Class C(a)	3,460
$24,207

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$202,214.22
Class M	46,410.25
Class C	88,070.22
Materials	855,219.19
Class I	436,958.19
	$1,628,871

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27,333 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,217,947	1.98%	$5,464

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,531,828 shares of Materials Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $126,544,324. The net realized gain of $42,386,899 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. Materials Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,513 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,977.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $139,077 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,460.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Class A	$169,902	$1,122,417
Class M	15,735	111,276
Class C	–	21,712
Materials	1,370,665	8,651,332
Class I	661,081	4,018,332
Total	$2,217,383	$13,925,069
From net realized gain
Class A	$9,181,276	$8,907,618
Class M	1,870,675	1,755,252
Class C	4,092,761	3,835,607
Materials	47,927,189	44,912,504
Class I	22,733,546	20,683,529
Total	$85,805,447	$80,094,510

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	127,671	680,092	$10,783,153	$58,507,834
Reinvestment of distributions	112,688	113,874	9,160,427	9,780,873
Shares redeemed	(453,770)	(1,331,034)	(38,090,933)	(112,075,163)
Net increase (decrease)	(213,411)	(537,068)	$(18,147,353)	$(43,786,456)
Class M
Shares sold	28,269	208,725	$2,361,246	$17,686,478
Reinvestment of distributions	23,368	21,925	1,883,930	1,863,640
Shares redeemed	(94,484)	(281,358)	(7,885,997)	(23,392,261)
Net increase (decrease)	(42,847)	(50,708)	$(3,640,821)	$(3,842,143)
Class C
Shares sold	28,686	181,208	$2,337,640	$15,047,250
Reinvestment of distributions	50,103	44,268	3,929,104	3,679,464
Shares redeemed	(144,936)	(241,477)	(11,712,378)	(20,012,880)
Net increase (decrease)	(66,147)	(16,001)	$(5,445,634)	$(1,286,166)
Materials
Shares sold	336,509	3,151,404	$28,564,167	$281,933,571
Reinvestment of distributions	568,531	582,560	46,426,234	50,400,849
Shares redeemed	(3,010,158)(a)	(2,803,708)	(251,460,810)(a)	(242,311,502)
Net increase (decrease)	(2,105,118)	930,256	$(176,470,409)	$90,022,918
Class I
Shares sold	630,772	2,807,810	$53,334,930	$243,189,109
Reinvestment of distributions	268,927	269,534	21,917,589	23,282,439
Shares redeemed	(1,452,861)	(1,429,768)	(122,271,502)	(124,602,270)
Net increase (decrease)	(553,162)	1,647,576	$(47,018,983)	$141,869,278

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Chemicals Portfolio	.76%
Actual		$1,000.00	$1,022.20	$3.87
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Gold Portfolio
Class A	1.19%
Actual		$1,000.00	$860.10	$5.58
Hypothetical-C		$1,000.00	$1,019.21	$6.06
Class M	1.48%
Actual		$1,000.00	$859.00	$6.93
Hypothetical-C		$1,000.00	$1,017.74	$7.53
Class C	1.84%
Actual		$1,000.00	$856.60	$8.61
Hypothetical-C		$1,000.00	$1,015.93	$9.35
Gold	.85%
Actual		$1,000.00	$861.00	$3.99
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Class I	.83%
Actual		$1,000.00	$861.00	$3.89
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Materials Portfolio
Class A	1.06%
Actual		$1,000.00	$987.80	$5.31
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.35%
Actual		$1,000.00	$986.50	$6.76
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class C	1.82%
Actual		$1,000.00	$984.20	$9.10
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Materials	.79%
Actual		$1,000.00	$989.30	$3.96
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class I	.78%
Actual		$1,000.00	$989.20	$3.91
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELMT-SANN-1018
1.846035.111

Fidelity Advisor Focus Funds®
Class A, Class M, Class C and Class I

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor® Gold Fund

Fidelity Advisor® Materials Fund

Fidelity Advisor® Telecommunications Fund

Semi-Annual Report

August 31, 2018

Each Advisor fund listed above is a class of the Fidelity® Select Portfolios®

Contents

Consumer Staples Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Telecommunications Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Consumer Staples Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
The Coca-Cola Co.	9.8
Procter & Gamble Co.	9.4
Philip Morris International, Inc.	6.7
PepsiCo, Inc.	5.7
Coty, Inc. Class A	5.7
Spectrum Brands Holdings, Inc.	4.6
Altria Group, Inc.	3.9
Monster Beverage Corp.	3.8
Costco Wholesale Corp.	3.7
Mondelez International, Inc.	3.6
56.9

Top Industries (% of fund's net assets)

As of August 31, 2018
Beverages	26.5%
Food Products	20.3%
Household Products	16.6%
Tobacco	12.5%
Personal Products	10.6%
All Others*	13.5%

* Includes short-term investments and net other assets (liabilities).

Consumer Staples Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Beverages - 26.5%
Brewers - 0.9%
Beijing Yanjing Brewery Co. Ltd. Class A	10,571,440	$9,362,104
China Resources Beer Holdings Co. Ltd.	140,000	595,764
Molson Coors Brewing Co. Class B	55,100	3,677,374
		13,635,242
Distillers & Vintners - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	134,600	28,023,720
Kweichow Moutai Co. Ltd. (A Shares)	13,453	1,298,117
Pernod Ricard SA	48,400	7,640,521
		36,962,358
Soft Drinks - 23.3%
Coca-Cola Bottling Co. Consolidated	80,244	13,606,173
Coca-Cola European Partners PLC	593,253	25,296,308
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	71,000	4,289,820
Coca-Cola West Co. Ltd.	137,300	3,892,494
Fever-Tree Drinks PLC	15,976	771,111
Keurig Dr. Pepper, Inc.	637,000	14,523,600
Monster Beverage Corp. (b)	990,802	60,329,934
PepsiCo, Inc.	805,700	90,246,457
The Coca-Cola Co.	3,501,618	156,067,112
		369,023,009

TOTAL BEVERAGES		419,620,609

Food & Staples Retailing - 10.2%
Drug Retail - 2.1%
Rite Aid Corp. (a)(b)	1,367,770	1,873,845
Walgreens Boots Alliance, Inc.	458,924	31,463,829
		33,337,674
Food Distributors - 1.7%
Sysco Corp.	340,500	25,476,210
United Natural Foods, Inc. (b)	15,500	550,405
		26,026,615
Food Retail - 1.2%
Kroger Co.	356,970	11,244,555
Sprouts Farmers Market LLC (b)	309,100	8,181,877
		19,426,432
Hypermarkets & Super Centers - 5.2%
BJ's Wholesale Club Holdings, Inc.	21,600	637,200
Costco Wholesale Corp.	249,500	58,165,935
Walmart, Inc.	251,200	24,080,032
		82,883,167

TOTAL FOOD & STAPLES RETAILING		161,673,888

Food Products - 20.3%
Agricultural Products - 1.6%
Bunge Ltd.	188,135	12,225,012
Darling International, Inc. (b)	458,000	9,059,240
Ingredion, Inc.	44,300	4,477,401
		25,761,653
Packaged Foods & Meats - 18.7%
ConAgra Foods, Inc.	571,600	21,006,300
Danone SA	339,991	26,774,258
JBS SA	4,970,800	11,471,734
Kellogg Co.	329,900	23,683,521
Mondelez International, Inc.	1,341,358	57,302,814
Nomad Foods Ltd. (b)	222,500	4,639,125
Post Holdings, Inc. (b)	72,900	7,090,254
The Hain Celestial Group, Inc. (b)	314,199	8,973,523
The Hershey Co.	131,900	13,258,588
The J.M. Smucker Co.	245,200	25,348,776
The Kraft Heinz Co.	715,000	41,663,050
The Simply Good Foods Co. (b)	1,445,399	26,017,182
TreeHouse Foods, Inc. (b)	567,359	29,559,404
		296,788,529

TOTAL FOOD PRODUCTS		322,550,182

Health Care Providers & Services - 1.0%
Health Care Services - 1.0%
CVS Health Corp.	218,803	16,462,738
Hotels, Restaurants & Leisure - 1.1%
Restaurants - 1.1%
Compass Group PLC	49,911	1,073,168
U.S. Foods Holding Corp. (b)	512,016	16,686,601
		17,759,769
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	79,000	1,715,880
Household Products - 16.6%
Household Products - 16.6%
Colgate-Palmolive Co.	379,780	25,221,190
Essity AB Class B	347,800	9,013,368
Procter & Gamble Co.	1,791,150	148,575,893
Reckitt Benckiser Group PLC	81,700	6,959,386
Spectrum Brands Holdings, Inc.	849,599	73,787,673
		263,557,510
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc. (b)(c)(d)	212,235	2,440,703
Multiline Retail - 0.7%
General Merchandise Stores - 0.7%
Dollar Tree, Inc. (b)	139,700	11,247,247
Personal Products - 10.6%
Personal Products - 10.6%
Avon Products, Inc. (b)	8,584,907	17,169,814
Coty, Inc. Class A	7,268,197	89,834,915
Estee Lauder Companies, Inc. Class A	100,339	14,059,501
Herbalife Nutrition Ltd. (b)	58,320	3,300,329
Ontex Group NV	189,100	5,425,986
Unilever NV (Certificaten Van Aandelen) (Bearer) (b)	665,630	38,274,645
		168,065,190
Tobacco - 12.5%
Tobacco - 12.5%
Altria Group, Inc.	1,044,645	61,132,625
British American Tobacco PLC sponsored ADR	612,526	29,634,008
Philip Morris International, Inc.	1,368,591	106,599,553
		197,366,186
TOTAL COMMON STOCKS
(Cost $1,456,097,634)		1,582,459,902

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.97% (e)	7,826,643	7,828,209
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	1,015,871	1,015,972
TOTAL MONEY MARKET FUNDS
(Cost $8,844,181)		8,844,181
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,464,941,815)		1,591,304,083
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,088,026)
NET ASSETS - 100%		$1,586,216,057

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,440,703 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,956
Fidelity Securities Lending Cash Central Fund	152,236
Total	$170,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,582,459,902	$1,508,010,910	$72,008,289	$2,440,703
Money Market Funds	8,844,181	8,844,181	--	--
Total Investments in Securities:	$1,591,304,083	$1,516,855,091	$72,008,289	$2,440,703

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$65,011,602

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.2%
United Kingdom	4.1%
Netherlands	2.4%
France	2.2%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $960,832) — See accompanying schedule: Unaffiliated issuers (cost $1,456,097,634)	$1,582,459,902
Fidelity Central Funds (cost $8,844,181)	8,844,181
Total Investment in Securities (cost $1,464,941,815)		$1,591,304,083
Receivable for fund shares sold		1,696,260
Dividends receivable		4,660,764
Distributions receivable from Fidelity Central Funds		11,970
Prepaid expenses		21,531
Other receivables		250,070
Total assets		1,597,944,678
Liabilities
Payable for investments purchased	$6,385,354
Payable for fund shares redeemed	2,800,924
Accrued management fee	727,931
Distribution and service plan fees payable	232,777
Other affiliated payables	300,355
Other payables and accrued expenses	246,280
Collateral on securities loaned	1,035,000
Total liabilities		11,728,621
Net Assets		$1,586,216,057
Net Assets consist of:
Paid in capital		$1,330,664,538
Undistributed net investment income		31,431,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		97,738,748
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		126,380,899
Net Assets		$1,586,216,057
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($253,996,526 ÷ 3,152,188 shares)		$80.58
Maximum offering price per share (100/94.25 of $80.58)		$85.50
Class M:
Net Asset Value and redemption price per share ($66,344,241 ÷ 831,928 shares)		$79.75
Maximum offering price per share (100/96.50 of $79.75)		$82.64
Class C:
Net Asset Value and offering price per share ($176,139,861 ÷ 2,252,081 shares)(a)		$78.21
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($890,171,345 ÷ 10,933,217 shares)		$81.42
Class I:
Net Asset Value, offering price and redemption price per share ($199,564,084 ÷ 2,456,210 shares)		$81.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$25,572,364
Special dividends		14,074,448
Income from Fidelity Central Funds		170,192
Total income		39,817,004
Expenses
Management fee	$4,750,595
Transfer agent fees	1,654,750
Distribution and service plan fees	1,493,145
Accounting and security lending fees	274,070
Custodian fees and expenses	28,880
Independent trustees' fees and expenses	4,647
Registration fees	58,055
Audit	30,033
Legal	12,380
Interest	9,852
Miscellaneous	35,577
Total expenses before reductions	8,351,984
Expense reductions	(208,078)
Total expenses after reductions		8,143,906
Net investment income (loss)		31,673,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $427)	29,717,187
Redemptions in-kind with affiliated entities	70,956,466
Fidelity Central Funds	(658)
Foreign currency transactions	(16,821)
Total net realized gain (loss)		100,656,174
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(165,182,010)
Assets and liabilities in foreign currencies	(35,376)
Total change in net unrealized appreciation (depreciation)		(165,217,386)
Net gain (loss)		(64,561,212)
Net increase (decrease) in net assets resulting from operations		$(32,888,114)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,673,098	$45,723,582
Net realized gain (loss)	100,656,174	299,980,969
Change in net unrealized appreciation (depreciation)	(165,217,386)	(369,315,122)
Net increase (decrease) in net assets resulting from operations	(32,888,114)	(23,610,571)
Distributions to shareholders from net investment income	(5,502,409)	(43,177,465)
Distributions to shareholders from net realized gain	(124,430,625)	(165,062,987)
Total distributions	(129,933,034)	(208,240,452)
Share transactions - net increase (decrease)	(443,075,042)	(437,546,127)
Total increase (decrease) in net assets	(605,896,190)	(669,397,150)
Net Assets
Beginning of period	2,192,112,247	2,861,509,397
End of period	$1,586,216,057	$2,192,112,247
Other Information
Undistributed net investment income end of period	$31,431,872	$5,261,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.07	$96.18	$89.78	$101.33	$87.93	$85.67
Income from Investment Operations
Net investment income (loss)B	1.41C	1.54	1.28	1.34	1.37	1.43
Net realized and unrealized gain (loss)	(2.56)	(2.80)	9.12	(4.86)	17.28	7.51
Total from investment operations	(1.15)	(1.26)	10.40	(3.52)	18.65	8.94
Distributions from net investment income	(.21)	(1.55)	(1.37)	(1.31)	(1.28)	(1.44)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.34)	(7.85)	(4.00)D	(8.03)	(5.25)E	(6.68)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$80.58	$87.07	$96.18	$89.78	$101.33	$87.93
Total ReturnG,H,I	(1.34)%	(1.68)%	11.91%	(3.51)%	21.95%	10.53%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.06%L	1.05%	1.04%	1.04%	1.05%	1.06%
Expenses net of fee waivers, if any	1.06%L	1.05%	1.04%	1.04%	1.05%	1.06%
Expenses net of all reductions	1.03%L	1.04%	1.03%	1.04%	1.05%	1.06%
Net investment income (loss)	2.70%C,L	1.60%	1.37%	1.45%	1.45%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$253,997	$317,366	$522,014	$470,249	$414,151	$329,459
Portfolio turnover rateM	46%L,N	76%	56%N	63%	42%N	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.64 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.90%.

 D Total distributions of $4.00 per share is comprised of distributions from net investment income of $1.365 and distributions from net realized gain of $2.636 per share.

 E Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$86.30	$95.42	$89.10	$100.61	$87.37	$85.18
Income from Investment Operations
Net investment income (loss)B	1.28C	1.27	1.01	1.08	1.10	1.18
Net realized and unrealized gain (loss)	(2.53)	(2.78)	9.07	(4.83)	17.15	7.46
Total from investment operations	(1.25)	(1.51)	10.08	(3.75)	18.25	8.64
Distributions from net investment income	(.17)	(1.31)	(1.12)	(1.04)	(1.04)	(1.21)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.30)	(7.61)	(3.76)	(7.76)	(5.01)D	(6.45)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$79.75	$86.30	$95.42	$89.10	$100.61	$87.37
Total ReturnF,G,H	(1.48)%	(1.94)%	11.61%	(3.78)%	21.60%	10.23%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.33%K	1.32%	1.32%	1.32%	1.32%	1.33%
Expenses net of fee waivers, if any	1.33%K	1.32%	1.32%	1.32%	1.32%	1.33%
Expenses net of all reductions	1.31%K	1.31%	1.31%	1.31%	1.32%	1.33%
Net investment income (loss)	2.43%C,K	1.33%	1.09%	1.17%	1.18%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$66,344	$76,572	$89,925	$76,586	$81,489	$61,421
Portfolio turnover rateL	46%K,M	76%	56%M	63%	42%M	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.64 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.62%.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$84.85	$93.89	$87.77	$99.27	$86.32	$84.28
Income from Investment Operations
Net investment income (loss)B	1.08C	.81	.56	.63	.65	.75
Net realized and unrealized gain (loss)	(2.50)	(2.73)	8.92	(4.75)	16.93	7.36
Total from investment operations	(1.42)	(1.92)	9.48	(4.12)	17.58	8.11
Distributions from net investment income	(.09)	(.82)	(.73)	(.65)	(.65)	(.84)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.22)	(7.12)	(3.36)D	(7.38)E	(4.63)	(6.07)F
Redemption fees added to paid in capitalB	–	–	–G	–G	–G	–G
Net asset value, end of period	$78.21	$84.85	$93.89	$87.77	$99.27	$86.32
Total ReturnH,I,J	(1.71)%	(2.41)%	11.07%	(4.23)%	21.03%	9.70%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.80%M	1.79%	1.80%	1.80%	1.80%	1.82%
Expenses net of fee waivers, if any	1.80%M	1.79%	1.79%	1.80%	1.80%	1.82%
Expenses net of all reductions	1.78%M	1.78%	1.79%	1.79%	1.80%	1.81%
Net investment income (loss)	1.95%C,M	.86%	.61%	.69%	.70%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$176,140	$228,874	$308,350	$250,576	$228,151	$164,669
Portfolio turnover rateN	46%M,O	76%	56%O	63%	42%O	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.63 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.15%.

 D Total distributions of $3.36 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $2.636 per share.

 E Total distributions of $7.38 per share is comprised of distributions from net investment income of $.651 and distributions from net realized gain of $6.724 per share.

 F Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.85	$97.01	$90.48	$102.03	$88.51	$86.17
Income from Investment Operations
Net investment income (loss)B	1.55C	1.82	1.56	1.61	1.64	1.69
Net realized and unrealized gain (loss)	(2.60)	(2.82)	9.20	(4.89)	17.40	7.55
Total from investment operations	(1.05)	(1.00)	10.76	(3.28)	19.04	9.24
Distributions from net investment income	(.26)	(1.86)	(1.60)	(1.55)	(1.54)	(1.66)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.38)D	(8.16)	(4.23)E	(8.27)	(5.52)	(6.90)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$81.42	$87.85	$97.01	$90.48	$102.03	$88.51
Total ReturnG,H	(1.20)%	(1.40)%	12.24%	(3.25)%	22.27%	10.82%
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.76%	.76%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.77%K	.76%	.76%	.77%	.77%	.79%
Expenses net of all reductions	.74%K	.76%	.76%	.76%	.77%	.79%
Net investment income (loss)	2.99%C,K	1.89%	1.64%	1.72%	1.73%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$890,171	$1,328,696	$1,665,604	$2,039,983	$2,173,970	$1,328,594
Portfolio turnover rateL	46%K,M	76%	56%M	63%	42%M	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.65 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 2.19%.

 D Total distributions of $5.38 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $5.129 per share.

 E Total distributions of $4.23 per share is comprised of distributions from net investment income of $1.596 and distributions from net realized gain of $2.636 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.68	$96.82	$90.34	$101.91	$88.33	$85.92
Income from Investment Operations
Net investment income (loss)B	1.53C	1.81	1.54	1.60	1.59	1.66
Net realized and unrealized gain (loss)	(2.58)	(2.82)	9.19	(4.89)	17.40	7.53
Total from investment operations	(1.05)	(1.01)	10.73	(3.29)	18.99	9.19
Distributions from net investment income	(.25)	(1.83)	(1.61)	(1.55)	(1.44)	(1.54)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.38)	(8.13)	(4.25)	(8.28)D	(5.41)E	(6.78)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$81.25	$87.68	$96.82	$90.34	$101.91	$88.33
Total ReturnG,H	(1.21)%	(1.41)%	12.22%	(3.26)%	22.26%	10.80%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.78%	.78%	.78%	.80%	.82%
Expenses net of fee waivers, if any	.78%K	.78%	.78%	.77%	.80%	.82%
Expenses net of all reductions	.75%K	.77%	.77%	.77%	.80%	.82%
Net investment income (loss)	2.98%C,K	1.88%	1.63%	1.71%	1.70%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$199,564	$240,605	$275,616	$216,836	$198,538	$154,271
Portfolio turnover rateL	46%K,M	76%	56%M	63%	42%M	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.65 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 2.18%.

 D Total distributions of $8.28 per share is comprised of distributions from net investment income of $1.553 and distributions from net realized gain of $6.724 per share.

 E Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $202,926 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$253,676,583
Gross unrealized depreciation	(143,035,809)
Net unrealized appreciation (depreciation)	$110,640,774
Tax cost	$1,480,663,309

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $411,423,638 and $637,699,848, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$342,253	$–
Class M	.25%	.25%	172,624	–
Class C	.75%	.25%	978,268	–
			$1,493,145	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$51,470
Class M	5,544
Class C(a)	9,558
$66,572

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$293,893.21
Class M	81,784.24
Class C	202,615.21
Consumer Staples	880,207.18
Class I	196,251.18
	$1,654,750

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,144 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,460,346	2.03%	$9,480

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 3,404,232 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $278,330,010. The net realized gain of $70,956,466 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,849 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $152,236.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,854,000. The weighted average interest rate was 2.41%. The interest expense amounted to $372 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $197,013 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,065.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Class A	$721,963	$5,661,958
Class M	142,243	1,157,943
Class C	226,481	2,342,161
Consumer Staples	3,754,714	28,193,421
Class I	657,008	5,821,982
Total	$5,502,409	$43,177,465
From net realized gain
Class A	$17,887,146	$23,291,142
Class M	4,388,806	5,598,245
Class C	13,208,104	18,434,923
Consumer Staples	75,521,271	96,942,698
Class I	13,425,298	20,795,979
Total	$124,430,625	$165,062,987

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	244,595	878,413	$19,582,905	$84,134,789
Reinvestment of distributions	225,478	304,910	18,225,432	28,169,668
Shares redeemed	(962,841)	(2,965,599)	(76,714,660)	(284,396,390)
Net increase (decrease)	(492,768)	(1,782,276)	$(38,906,323)	$(172,091,933)
Class M
Shares sold	41,857	105,204	$3,320,749	$10,021,877
Reinvestment of distributions	56,261	73,231	4,505,507	6,708,282
Shares redeemed	(153,471)	(233,572)	(12,265,431)	(22,022,226)
Net increase (decrease)	(55,353)	(55,137)	$(4,439,175)	$(5,292,067)
Class C
Shares sold	110,877	324,616	$8,544,252	$30,510,004
Reinvestment of distributions	162,819	218,231	12,810,467	19,684,994
Shares redeemed	(718,996)	(1,129,562)	(55,736,967)	(104,331,925)
Net increase (decrease)	(445,300)	(586,715)	$(34,382,248)	$(54,136,927)
Consumer Staples
Shares sold	604,025	1,946,234	$48,555,556	$188,435,249
Reinvestment of distributions	915,645	1,262,390	74,698,279	117,653,205
Shares redeemed	(5,711,197)(a)	(5,253,889)	(464,703,654)(a)	(504,239,846)
Net increase (decrease)	(4,191,527)	(2,045,265)	$(341,449,819)	$(198,151,392)
Class I
Shares sold	483,882	2,545,385	$38,338,970	$246,802,163
Reinvestment of distributions	158,651	261,308	12,915,778	24,362,082
Shares redeemed	(930,548)	(2,909,251)	(75,152,225)	(279,038,053)
Net increase (decrease)	(288,015)	(102,558)	$(23,897,477)	$(7,873,808)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2018

% of fund's net assets
Newmont Mining Corp.	10.1
Randgold Resources Ltd. sponsored ADR	6.7
B2Gold Corp.	6.1
Silver Bullion	5.9
Barrick Gold Corp.	5.9
Agnico Eagle Mines Ltd. (Canada)	5.5
Franco-Nevada Corp.	5.1
Goldcorp, Inc.	3.5
Newcrest Mining Ltd.	2.7
OceanaGold Corp.	2.6
54.1

Top Industries (% of fund's net assets)

As of August 31, 2018
Gold	88.8%
Commodities & Related Investments*	8.3%
Silver	1.1%
Precious Metals & Minerals	0.4%
Diversified Metals & Mining	0.3%
Copper	0.2%
All Others**	0.9%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2018
Canada	59.0%
United States of America*	21.9%
Bailiwick of Jersey	6.8%
Australia	4.1%
South Africa	4.0%
Cayman Islands	1.8%
Peru	1.6%
United Kingdom	0.4%
China	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Australia - 4.1%
Metals & Mining - 4.1%
Gold - 4.1%
Dacian Gold Ltd. (a)	72,596	$121,601
Evolution Mining Ltd.	1,126,243	2,145,589
Gold Road Resources Ltd. (a)	1,080,000	485,258
Newcrest Mining Ltd.	2,059,162	28,703,629
Northern Star Resources Ltd. (b)	443,118	2,217,160
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	444,401
(Canada) (a)	1,300,000	338,697
Resolute Mng Ltd.	3,836,949	3,489,354
Saracen Mineral Holdings Ltd. (a)	2,032,787	2,761,990
Silver Lake Resources Ltd. (a)	2,840,985	1,000,768
St Barbara Ltd.	682,257	1,932,470
		43,640,917
Bailiwick of Jersey - 6.8%
Metals & Mining - 6.8%
Diversified Metals & Mining - 0.1%
Glencore Xstrata PLC	65,000	264,226
Gold - 6.7%
Randgold Resources Ltd. sponsored ADR	1,095,895	71,550,985
TOTAL METALS & MINING		71,815,211
Canada - 59.0%
Metals & Mining - 59.0%
Copper - 0.1%
First Quantum Minerals Ltd.	82,200	1,031,122
Lundin Mining Corp.	40,000	190,651
		1,221,773
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	1,075,000	1,911,111
Sabina Gold & Silver Corp. (a)	5,500	5,774
		1,916,885
Gold - 57.3%
Agnico Eagle Mines Ltd. (Canada)	1,697,001	58,491,268
Alacer Gold Corp. (a)	2,554,063	4,618,842
Alamos Gold, Inc.	4,776,012	21,007,133
Argonaut Gold, Inc. (a)	5,781,462	8,063,035
B2Gold Corp. (a)	27,675,793	64,894,963
Barrick Gold Corp.	6,096,569	62,367,200
Centerra Gold, Inc. (a)	447,500	1,913,448
Continental Gold, Inc. (a)(c)	9,596,700	25,885,352
Detour Gold Corp. (a)	2,320,600	18,956,012
Detour Gold Corp. (a)(d)	785,900	6,419,689
Eldorado Gold Corp. (a)	7,260,935	7,010,558
Franco-Nevada Corp.	851,900	54,456,320
Gold Standard Ventures Corp. (a)	3,114,300	4,844,467
Goldcorp, Inc.	3,470,500	37,497,356
Guyana Goldfields, Inc. (a)	4,735,800	13,390,883
Guyana Goldfields, Inc. (a)(d)	155,000	438,276
IAMGOLD Corp. (a)	3,217,000	13,114,513
Kinross Gold Corp. (a)	5,031,291	15,036,042
Kirkland Lake Gold Ltd.	794,319	14,845,548
New Gold, Inc. (a)	5,236,375	5,136,061
Novagold Resources, Inc. (a)	1,879,500	6,913,103
OceanaGold Corp.	9,222,232	27,278,020
Osisko Gold Royalties Ltd.	1,180,293	9,360,944
Premier Gold Mines Ltd. (a)(c)	16,800,022	24,202,331
Pretium Resources, Inc. (a)	1,687,683	14,031,694
Pretium Resources, Inc. (a)(d)	225,000	1,870,690
Sandstorm Gold Ltd. (a)	1,880,475	7,291,344
Seabridge Gold, Inc. (a)	1,424,090	16,092,217
SEMAFO, Inc. (a)	7,340,000	18,392,184
SSR Mining, Inc. (a)	1,313,700	11,435,733
Tahoe Resources, Inc. (a)	2,639,438	9,081,285
Teranga Gold Corp. (a)	975,814	2,931,181
Torex Gold Resources, Inc. (a)	2,627,600	17,738,817
Yamana Gold, Inc.	1,765,620	4,897,735
		609,904,244
Precious Metals & Minerals - 0.3%
Osisko Mining, Inc. (a)	1,873,200	2,971,283
Silver - 1.1%
MAG Silver Corp. (a)	608,901	4,679,906
Pan American Silver Corp.	6,000	93,540
Wheaton Precious Metals Corp.	403,000	6,905,042
		11,678,488
TOTAL METALS & MINING		627,692,673
Cayman Islands - 1.8%
Metals & Mining - 1.8%
Gold - 1.8%
Endeavour Mining Corp. (a)	1,235,940	18,761,664
China - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Zijin Mng Group Co. Ltd. (H Shares)	12,097,000	4,515,905
Peru - 1.6%
Metals & Mining - 1.6%
Gold - 1.6%
Compania de Minas Buenaventura SA sponsored ADR	1,389,397	17,492,508
South Africa - 4.0%
Metals & Mining - 4.0%
Gold - 4.0%
AngloGold Ashanti Ltd. sponsored ADR	3,375,808	26,702,641
Gold Fields Ltd. sponsored ADR	3,209,426	7,991,471
Harmony Gold Mining Co. Ltd.	1,484,000	2,409,867
Harmony Gold Mining Co. Ltd. sponsored ADR	1,520,400	2,523,864
Sibanye-Stillwater ADR	1,181,660	2,788,718
		42,416,561
United Kingdom - 0.4%
Metals & Mining - 0.4%
Gold - 0.3%
Acacia Mining PLC (a)	1,436,536	2,048,637
Pan African Resources PLC	550,000	52,338
Solgold PLC (a)	4,152,758	1,154,834
		3,255,809
Precious Metals & Minerals - 0.1%
Fresnillo PLC	109,600	1,274,840
TOTAL METALS & MINING		4,530,649
United States of America - 12.7%
Metals & Mining - 12.7%
Copper - 0.1%
Freeport-McMoRan, Inc.	40,500	569,025
Gold - 12.6%
McEwen Mining, Inc.	1,056,410	2,081,128
Newmont Mining Corp.	3,484,678	108,129,559
Royal Gold, Inc.	319,367	24,354,927
		134,565,614
TOTAL METALS & MINING		135,134,639
TOTAL COMMON STOCKS
(Cost $1,154,813,321)		966,000,727
	Troy Ounces

Commodities - 8.3%
Gold Bullion (a)	21,010	25,201,915
Silver Bullion (a)	4,372,000	63,453,022
TOTAL COMMODITIES
(Cost $96,875,832)		88,654,937
	Shares

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.97% (e)
(Cost $9,960,090)	9,958,099	9,960,090
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,261,649,243)		1,064,615,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(466,050)
NET ASSETS - 100%		$1,064,149,704

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,728,655 or 0.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,969
Fidelity Securities Lending Cash Central Fund	807
Total	$74,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations if applicable.

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$85,477,120	$23,753,050	$10,407,332	$--	$(977,973)	$(9,288,637)	$88,556,228

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Continental Gold, Inc.	$28,390,023	$95,681	$--	$--	$--	$(2,600,352)	$25,885,352
Premier Gold Mines Ltd.	40,731,717	320,755	--	--	--	(16,850,141)	24,202,331
Total	$69,121,740	$416,436	$--	$--	$--	$(19,450,493)	$50,087,683

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$966,000,727	$961,373,700	$2,409,867	$2,217,160
Commodities	88,654,937	88,654,937	--	--
Money Market Funds	9,960,090	9,960,090	--	--
Total Investments in Securities:	$1,064,615,754	$1,059,988,727	$2,409,867	$2,217,160

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Consolidated Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$61,930,951

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,078,209,251)	$915,913,044
Fidelity Central Funds (cost $9,960,090)	9,960,090
Commodities (cost $96,875,832)	88,654,937
Other affiliated issuers (cost $76,604,070)	50,087,683
Total Investment in Securities (cost $1,261,649,243)		$1,064,615,754
Cash		5,901
Foreign currency held at value (cost $176,481)		175,269
Receivable for investments sold		735,873
Receivable for fund shares sold		906,650
Dividends receivable		898,936
Distributions receivable from Fidelity Central Funds		18,132
Prepaid expenses		13,021
Other receivables		111,979
Total assets		1,067,481,515
Liabilities
Payable for investments purchased	$1,064,371
Payable for fund shares redeemed	1,157,639
Accrued management fee	503,712
Transfer agent fee payable	226,277
Distribution and service plan fees payable	86,517
Other affiliated payables	43,068
Other payables and accrued expenses	250,227
Total liabilities		3,331,811
Net Assets		$1,064,149,704
Net Assets consist of:
Paid in capital		$2,666,826,464
Accumulated net investment loss		(6,983,314)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,398,654,208)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(197,039,238)
Net Assets		$1,064,149,704
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,743,947 ÷ 2,779,997 shares)		$15.74
Maximum offering price per share (100/94.25 of $15.74)		$16.70
Class M:
Net Asset Value and redemption price per share ($14,541,578 ÷ 943,834 shares)		$15.41
Maximum offering price per share (100/96.50 of $15.41)		$15.97
Class C:
Net Asset Value and offering price per share ($79,684,558 ÷ 5,422,694 shares)(a)		$14.69
Gold:
Net Asset Value, offering price and redemption price per share ($877,994,883 ÷ 54,288,785 shares)		$16.17
Class I:
Net Asset Value, offering price and redemption price per share ($48,184,738 ÷ 2,979,420 shares)		$16.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$6,123,661
Income from Fidelity Central Funds		74,776
Income before foreign taxes withheld		6,198,437
Less foreign taxes withheld		(340,440)
Total income		5,857,997
Expenses
Management fee	$3,480,329
Transfer agent fees	1,389,474
Distribution and service plan fees	586,186
Accounting and security lending fees	283,219
Custodian fees and expenses	137,926
Independent trustees' fees and expenses	3,129
Registration fees	57,528
Audit	31,834
Legal	6,916
Miscellaneous	49,736
Total expenses before reductions	6,026,277
Expense reductions	(150,893)
Total expenses after reductions		5,875,384
Net investment income (loss)		(17,387)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(23,875,738)
Fidelity Central Funds	586
Commodities	(449,575)
Foreign currency transactions	(19,433)
Total net realized gain (loss)		(24,344,160)
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	(119,224,877)
Fidelity Central Funds	(4)
Other affiliated issuers	(19,450,493)
Assets and liabilities in foreign currencies	(4,725)
Commodities	(9,587,874)
Total change in net unrealized appreciation (depreciation)		(148,267,973)
Net gain (loss)		(172,612,133)
Net increase (decrease) in net assets resulting from operations		$(172,629,520)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(17,387)	$(5,136,354)
Net realized gain (loss)	(24,344,160)	(19,797,959)
Change in net unrealized appreciation (depreciation)	(148,267,973)	(128,650,104)
Net increase (decrease) in net assets resulting from operations	(172,629,520)	(153,584,417)
Distributions to shareholders from net realized gain	–	(3,130,282)
Share transactions - net increase (decrease)	(10,092,258)	(136,518,156)
Total increase (decrease) in net assets	(182,721,778)	(293,232,855)
Net Assets
Beginning of period	1,246,871,482	1,540,104,337
End of period	$1,064,149,704	$1,246,871,482
Other Information
Accumulated net investment loss end of period	$(6,983,314)	$(6,965,927)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.30	$20.54	$17.70	$18.11	$22.01	$30.25
Income from Investment Operations
Net investment income (loss)B	(.02)	(.12)	(.16)	(.06)	(.10)	–C
Net realized and unrealized gain (loss)	(2.54)	(2.09)	3.59	(.35)	(3.80)	(8.25)
Total from investment operations	(2.56)	(2.21)	3.43	(.41)	(3.90)	(8.25)
Distributions from net realized gain	–	(.03)	(.60)	–	–	–
Total distributions	–	(.03)	(.60)	–	–	–
Redemption fees added to paid in capitalB	–	–	.01	–C	–C	.01
Net asset value, end of period	$15.74	$18.30	$20.54	$17.70	$18.11	$22.01
Total ReturnD,E,F	(13.99)%	(10.77)%	19.97%	(2.26)%	(17.72)%	(27.24)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%I	1.18%	1.19%	1.23%	1.23%	1.21%
Expenses net of fee waivers, if any	1.19%I	1.16%	1.16%	1.20%	1.19%	1.19%
Expenses net of all reductions	1.19%I	1.16%	1.16%	1.20%	1.19%	1.18%
Net investment income (loss)	(.24)%I	(.58)%	(.71)%	(.44)%	(.51)%	- %J
Supplemental Data
Net assets, end of period (000 omitted)	$43,744	$61,703	$83,589	$53,509	$46,898	$60,270
Portfolio turnover rateK	16%I	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.94	$20.19	$17.37	$17.83	$21.73	$29.95
Income from Investment Operations
Net investment income (loss)B	(.05)	(.17)	(.22)	(.11)	(.15)	(.06)
Net realized and unrealized gain (loss)	(2.48)	(2.05)	3.54	(.35)	(3.75)	(8.17)
Total from investment operations	(2.53)	(2.22)	3.32	(.46)	(3.90)	(8.23)
Distributions from net realized gain	–	(.03)	(.51)	–	–	–
Total distributions	–	(.03)	(.51)	–	–	–
Redemption fees added to paid in capitalB	–	–	.01	–C	–C	.01
Net asset value, end of period	$15.41	$17.94	$20.19	$17.37	$17.83	$21.73
Total ReturnD,E,F	(14.10)%	(11.04)%	19.62%	(2.58)%	(17.95)%	(27.45)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.48%	1.49%	1.52%	1.50%	1.49%
Expenses net of fee waivers, if any	1.48%I	1.47%	1.46%	1.48%	1.46%	1.47%
Expenses net of all reductions	1.47%I	1.47%	1.46%	1.48%	1.46%	1.46%
Net investment income (loss)	(.53)%I	(.88)%	(1.01)%	(.72)%	(.79)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$14,542	$19,355	$25,170	$17,720	$16,200	$18,402
Portfolio turnover rateJ	16%I	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.15	$19.36	$16.68	$17.20	$21.06	$29.15
Income from Investment Operations
Net investment income (loss)B	(.08)	(.24)	(.29)	(.16)	(.23)	(.16)
Net realized and unrealized gain (loss)	(2.38)	(1.95)	3.42	(.36)	(3.63)	(7.94)
Total from investment operations	(2.46)	(2.19)	3.13	(.52)	(3.86)	(8.10)
Distributions from net realized gain	–	(.02)	(.45)	–	–	–
Total distributions	–	(.02)	(.45)	–	–	–
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	.01
Net asset value, end of period	$14.69	$17.15	$19.36	$16.68	$17.20	$21.06
Total ReturnD,E,F	(14.34)%	(11.35)%	19.19%	(3.02)%	(18.33)%	(27.75)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.86%I	1.85%	1.88%	1.97%	1.96%	1.96%
Expenses net of fee waivers, if any	1.84%I	1.83%	1.85%	1.93%	1.92%	1.94%
Expenses net of all reductions	1.84%I	1.83%	1.84%	1.93%	1.92%	1.93%
Net investment income (loss)	(.89)%I	(1.25)%	(1.40)%	(1.17)%	(1.25)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$79,685	$92,724	$101,215	$52,732	$39,429	$33,811
Portfolio turnover rateJ	16%I	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$21.02	$18.12	$18.50	$22.41	$30.72
Income from Investment Operations
Net investment income (loss)B	.01	(.05)	(.09)	(.03)	(.04)	.06
Net realized and unrealized gain (loss)	(2.62)	(2.14)	3.66	(.35)	(3.87)	(8.38)
Total from investment operations	(2.61)	(2.19)	3.57	(.38)	(3.91)	(8.32)
Distributions from net realized gain	–	(.05)	(.68)	–	–	–
Total distributions	–	(.05)	(.68)	–	–	–
Redemption fees added to paid in capitalB	–	–	.01	–C	–C	.01
Net asset value, end of period	$16.17	$18.78	$21.02	$18.12	$18.50	$22.41
Total ReturnD,E	(13.90)%	(10.47)%	20.38%	(2.05)%	(17.45)%	(27.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.86%	.87%	.97%	.94%	.94%
Expenses net of fee waivers, if any	.85%H	.85%	.84%	.93%	.90%	.92%
Expenses net of all reductions	.85%H	.84%	.84%	.93%	.90%	.91%
Net investment income (loss)	.10%H	(.26)%	(.39)%	(.17)%	(.22)%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$877,995	$1,011,412	$1,271,458	$1,076,206	$992,944	$1,275,913
Portfolio turnover rateI	16%H	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$21.02	$18.13	$18.50	$22.41	$30.69
Income from Investment Operations
Net investment income (loss)B	.01	(.05)	(.09)	(.02)	(.04)	.07
Net realized and unrealized gain (loss)	(2.62)	(2.14)	3.67	(.35)	(3.87)	(8.36)
Total from investment operations	(2.61)	(2.19)	3.58	(.37)	(3.91)	(8.29)
Distributions from net realized gain	–	(.05)	(.70)	–	–	–
Total distributions	–	(.05)	(.70)	–	–	–
Redemption fees added to paid in capitalB	–	–	.01	–C	–C	.01
Net asset value, end of period	$16.17	$18.78	$21.02	$18.13	$18.50	$22.41
Total ReturnD,E	(13.90)%	(10.47)%	20.41%	(2.00)%	(17.45)%	(26.98)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.85%	.87%	.92%	.90%	.87%
Expenses net of fee waivers, if any	.83%H	.83%	.84%	.88%	.86%	.85%
Expenses net of all reductions	.83%H	.83%	.84%	.88%	.86%	.84%
Net investment income (loss)	.11%H	(.24)%	(.39)%	(.12)%	(.18)%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$48,185	$61,677	$58,673	$52,607	$23,667	$107,830
Portfolio turnover rateI	16%H	13%	28%	20%	20%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd, a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $88,556,228 in the Subsidiary, representing 8.3% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, information on transfers between Levels 1 and 2 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $99,231 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$185,860,702
Gross unrealized depreciation	(487,478,848)
Net unrealized appreciation (depreciation)	$(301,618,146)
Tax cost	$1,366,135,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(141,667,626)
Long-term	(1,122,388,025)
Total capital loss carryforward	$(1,264,055,651)

The Fund elected to defer to its next fiscal year $6,867,607 of ordinary losses recognized during the period January 1, 2018 to February 28, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $100,086,355 and $110,878,557, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .56% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Effective October 1, 2018, the management fee paid by the Subsidiary was eliminated.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$67,908	$–
Class M	.25%	.25%	45,146	–
Class C	.75%	.25%	473,132	89,982
			$586,186	$89,982

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,827
Class M	1,922
Class C(a)	2,642
$11,391

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$83,315.31
Class M	30,846.34
Class C	96,632.20
Gold	1,118,334.22
Class I	60,347.20
	$1,389,474

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $855 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,822 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $807.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $130,972.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,615 for the period. Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $299.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,007.

Effective October 1, 2018, the waiver of the management fee paid by the Subsidiary was eliminated.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net realized gain
Class A	$–	$127,654
Class M	–	32,220
Class C	–	80,827
Gold	–	2,740,284
Class I	–	149,297
Total	$–	$3,130,282

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	234,547	960,171	$4,291,842	$19,302,127
Reinvestment of distributions	–	5,732	–	125,534
Shares redeemed	(826,281)	(1,663,786)	(15,210,736)	(33,274,700)
Net increase (decrease)	(591,734)	(697,883)	$(10,918,894)	$(13,847,039)
Class M
Shares sold	63,649	233,072	$1,128,531	$4,622,741
Reinvestment of distributions	–	1,488	–	32,029
Shares redeemed	(198,434)	(402,307)	(3,578,040)	(7,900,562)
Net increase (decrease)	(134,785)	(167,747)	$(2,449,509)	$(3,245,792)
Class C
Shares sold	539,636	1,214,001	$9,493,630	$22,977,515
Reinvestment of distributions	–	3,724	–	76,868
Shares redeemed	(524,917)	(1,038,456)	(8,822,934)	(19,487,828)
Net increase (decrease)	14,719	179,269	$670,696	$3,566,555
Gold
Shares sold	8,583,356	17,998,314	$157,950,404	$372,447,330
Reinvestment of distributions	–	117,013	–	2,622,272
Shares redeemed	(8,155,858)	(24,743,063)	(149,880,656)	(508,056,164)
Net increase (decrease)	427,498	(6,627,736)	$8,069,748	$(132,986,562)
Class I
Shares sold	632,017	1,883,552	$11,801,168	$38,579,606
Reinvestment of distributions	–	6,152	–	137,796
Shares redeemed	(937,523)	(1,396,712)	(17,265,467)	(28,722,720)
Net increase (decrease)	(305,506)	492,992	$(5,464,299)	$9,994,682

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
DowDuPont, Inc.	25.0
LyondellBasell Industries NV Class A	7.2
The Chemours Co. LLC	6.3
Linde AG	4.9
Sherwin-Williams Co.	4.4
Air Products & Chemicals, Inc.	3.8
Westlake Chemical Corp.	3.8
Platform Specialty Products Corp.	3.7
Olin Corp.	3.3
Martin Marietta Materials, Inc.	3.1
65.5

Top Industries (% of fund's net assets)

As of August 31, 2018
Chemicals	78.8%
Metals & Mining	9.9%
Containers & Packaging	5.4%
Construction Materials	3.9%
Trading Companies & Distributors	1.5%
All Others*	0.5%

* Includes short-term investments and net other assets (liabilities).

Materials Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Building Products - 0.1%
Building Products - 0.1%
GCP Applied Technologies, Inc. (a)	65,800	$1,658,160
Chemicals - 76.8%
Commodity Chemicals - 17.5%
Cabot Corp.	135,256	8,780,820
Ciner Resources LP	136,500	3,770,130
LyondellBasell Industries NV Class A	964,815	108,811,836
Olin Corp.	1,654,090	50,830,186
Orion Engineered Carbons SA	399,000	14,364,000
Tronox Ltd. Class A	1,354,003	21,921,309
Westlake Chemical Corp.	604,367	57,154,987
		265,633,268
Diversified Chemicals - 34.3%
Ashland Global Holdings, Inc.	109,500	9,219,900
DowDuPont, Inc.	5,416,883	379,886,003
Eastman Chemical Co.	251,748	24,427,108
Huntsman Corp.	131,400	4,006,386
Ingevity Corp. (a)	83,300	8,414,133
The Chemours Co. LLC	2,198,631	95,860,312
		521,813,842
Fertilizers & Agricultural Chemicals - 3.3%
FMC Corp.	347,000	29,651,150
The Mosaic Co.	663,400	20,744,518
		50,395,668
Industrial Gases - 8.7%
Air Products & Chemicals, Inc.	349,800	58,168,242
Linde AG	323,611	73,698,894
		131,867,136
Specialty Chemicals - 13.0%
Axalta Coating Systems Ltd. (a)	1,032,700	31,497,350
Celanese Corp. Class A	275,300	32,163,299
Covestro AG (b)	62,700	5,340,525
Platform Specialty Products Corp. (a)	4,227,515	56,056,849
Sherwin-Williams Co.	148,500	67,653,630
Venator Materials PLC	383,000	4,626,640
		197,338,293

TOTAL CHEMICALS		1,167,048,207

Construction Materials - 3.9%
Construction Materials - 3.9%
CRH PLC sponsored ADR	227,500	7,534,800
Martin Marietta Materials, Inc.	240,300	47,752,416
Summit Materials, Inc.	190,628	4,054,658
		59,341,874
Containers & Packaging - 5.4%
Metal & Glass Containers - 1.2%
Aptargroup, Inc.	110,500	11,570,455
Berry Global Group, Inc. (a)	133,700	6,381,501
		17,951,956
Paper Packaging - 4.2%
Avery Dennison Corp.	87,900	9,245,322
Graphic Packaging Holding Co.	544,195	7,738,453
Packaging Corp. of America	201,600	22,159,872
WestRock Co.	445,618	24,544,639
		63,688,286

TOTAL CONTAINERS & PACKAGING		81,640,242

Metals & Mining - 9.9%
Copper - 2.2%
Freeport-McMoRan, Inc.	2,419,600	33,995,380
Diversified Metals & Mining - 1.3%
Alcoa Corp. (a)	327,600	14,633,892
Elkem ASA (a)	997,398	5,235,473
		19,869,365
Gold - 2.5%
Newmont Mining Corp.	933,600	28,969,608
Royal Gold, Inc.	113,700	8,670,762
		37,640,370
Steel - 3.9%
AK Steel Holding Corp. (a)(c)	565,100	2,509,044
Commercial Metals Co.	879,500	18,997,200
Nucor Corp.	72,800	4,550,000
Ryerson Holding Corp. (a)	508,603	5,289,471
Steel Dynamics, Inc.	596,300	27,268,799
		58,614,514

TOTAL METALS & MINING		150,119,629

Oil, Gas & Consumable Fuels - 0.1%
Oil & Gas Refining & Marketing - 0.1%
S-Oil Corp.	15,670	1,678,888
Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
Univar, Inc. (a)	828,733	23,055,352
TOTAL COMMON STOCKS
(Cost $1,243,333,078)		1,484,542,352

Nonconvertible Preferred Stocks - 2.0%
Chemicals - 2.0%
Commodity Chemicals - 2.0%
Braskem SA (PN-A)
(Cost $32,364,812)	2,121,800	30,844,266

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.97% (d)	1,418,336	1,418,620
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	1,906,909	1,907,100
TOTAL MONEY MARKET FUNDS
(Cost $3,325,720)		3,325,720
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,279,023,610)		1,518,712,338
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,477,357
NET ASSETS - 100%		$1,520,189,695

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,340,525 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,334
Fidelity Securities Lending Cash Central Fund	2,977
Total	$61,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$96,772,567

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.9%
Netherlands	7.2%
Germany	5.3%
Bermuda	2.1%
Brazil	2.0%
Australia	1.4%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,881,672) — See accompanying schedule: Unaffiliated issuers (cost $1,275,697,890)	$1,515,386,618
Fidelity Central Funds (cost $3,325,720)	3,325,720
Total Investment in Securities (cost $1,279,023,610)		$1,518,712,338
Foreign currency held at value (cost $19,607)		19,733
Receivable for investments sold		2,400,338
Receivable for fund shares sold		339,808
Dividends receivable		3,763,407
Distributions receivable from Fidelity Central Funds		2,458
Prepaid expenses		19,048
Other receivables		201,583
Total assets		1,525,458,713
Liabilities
Payable for fund shares redeemed	$2,089,531
Accrued management fee	687,456
Distribution and service plan fees payable	113,165
Other affiliated payables	299,054
Other payables and accrued expenses	172,712
Collateral on securities loaned	1,907,100
Total liabilities		5,269,018
Net Assets		$1,520,189,695
Net Assets consist of:
Paid in capital		$1,165,152,424
Undistributed net investment income		10,870,867
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		104,483,707
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		239,682,697
Net Assets		$1,520,189,695
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($171,874,501 ÷ 2,068,426 shares)		$83.09
Maximum offering price per share (100/94.25 of $83.09)		$88.16
Class M:
Net Asset Value and redemption price per share ($34,079,678 ÷ 413,976 shares)		$82.32
Maximum offering price per share (100/96.50 of $82.32)		$85.31
Class C:
Net Asset Value and offering price per share ($74,893,821 ÷ 937,011 shares)(a)		$79.93
Materials:
Net Asset Value, offering price and redemption price per share ($805,134,822 ÷ 9,634,766 shares)		$83.57
Class I:
Net Asset Value, offering price and redemption price per share ($434,206,873 ÷ 5,206,643 shares)		$83.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$18,127,939
Income from Fidelity Central Funds		61,311
Total income		18,189,250
Expenses
Management fee	$4,477,522
Transfer agent fees	1,628,871
Distribution and service plan fees	725,236
Accounting and security lending fees	256,893
Custodian fees and expenses	33,218
Independent trustees' fees and expenses	4,260
Registration fees	56,518
Audit	22,940
Legal	8,836
Interest	5,464
Miscellaneous	74,295
Total expenses before reductions	7,294,053
Expense reductions	(147,537)
Total expenses after reductions		7,146,516
Net investment income (loss)		11,042,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,890,244
Redemptions in-kind with affiliated entities	42,386,899
Fidelity Central Funds	407
Foreign currency transactions	(14,432)
Total net realized gain (loss)		105,263,118
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(139,964,160)
Assets and liabilities in foreign currencies	(3,743)
Total change in net unrealized appreciation (depreciation)		(139,967,903)
Net gain (loss)		(34,704,785)
Net increase (decrease) in net assets resulting from operations		$(23,662,051)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,042,734	$13,943,613
Net realized gain (loss)	105,263,118	168,615,627
Change in net unrealized appreciation (depreciation)	(139,967,903)	43,205,875
Net increase (decrease) in net assets resulting from operations	(23,662,051)	225,765,115
Distributions to shareholders from net investment income	(2,217,383)	(13,925,069)
Distributions to shareholders from net realized gain	(85,805,447)	(80,094,510)
Total distributions	(88,022,830)	(94,019,579)
Share transactions - net increase (decrease)	(250,723,200)	182,977,431
Total increase (decrease) in net assets	(362,408,081)	314,722,967
Net Assets
Beginning of period	1,882,597,776	1,567,874,809
End of period	$1,520,189,695	$1,882,597,776
Other Information
Undistributed net investment income end of period	$10,870,867	$2,045,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$88.50	$81.27	$62.94	$80.43	$86.46	$73.44
Income from Investment Operations
Net investment income (loss)B	.48	.55	.70	.79	.51	.36
Net realized and unrealized gain (loss)	(1.65)	11.18	18.26	(16.80)	1.05	14.56
Total from investment operations	(1.17)	11.73	18.96	(16.01)	1.56	14.92
Distributions from net investment income	(.08)	(.50)	(.63)	(.58)	(.43)	(.30)
Distributions from net realized gain	(4.16)	(4.00)	–	(.91)	(7.17)	(1.60)
Total distributions	(4.24)	(4.50)	(.63)	(1.48)C	(7.59)D	(1.90)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$83.09	$88.50	$81.27	$62.94	$80.43	$86.46
Total ReturnF,G,H	(1.22)%	14.65%	30.18%	(20.01)%	2.20%	20.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.06%K	1.07%	1.08%	1.06%	1.06%	1.10%
Expenses net of fee waivers, if any	1.06%K	1.07%	1.08%	1.06%	1.06%	1.10%
Expenses net of all reductions	1.05%K	1.06%	1.07%	1.06%	1.06%	1.09%
Net investment income (loss)	1.15%K	.64%	.96%	1.09%	.61%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$171,875	$201,933	$229,086	$202,747	$319,740	$336,777
Portfolio turnover rateL	81%K,M	67%	49%M	64%	76%M	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.48 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.906 per share.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.79	$80.66	$62.52	$79.95	$85.99	$73.05
Income from Investment Operations
Net investment income (loss)B	.36	.30	.47	.56	.25	.12
Net realized and unrealized gain (loss)	(1.63)	11.08	18.12	(16.69)	1.06	14.48
Total from investment operations	(1.27)	11.38	18.59	(16.13)	1.31	14.60
Distributions from net investment income	(.04)	(.25)	(.45)	(.40)	(.18)	(.06)
Distributions from net realized gain	(4.16)	(4.00)	–	(.91)	(7.17)	(1.60)
Total distributions	(4.20)	(4.25)	(.45)	(1.30)C	(7.35)	(1.66)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$82.32	$87.79	$80.66	$62.52	$79.95	$85.99
Total ReturnE,F,G	(1.35)%	14.30%	29.78%	(20.27)%	1.90%	20.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.35%J	1.36%	1.39%	1.38%	1.37%	1.40%
Expenses net of fee waivers, if any	1.35%J	1.36%	1.39%	1.37%	1.37%	1.40%
Expenses net of all reductions	1.33%J	1.35%	1.38%	1.37%	1.37%	1.39%
Net investment income (loss)	.86%J	.35%	.65%	.77%	.31%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$34,080	$40,107	$40,935	$30,118	$45,252	$45,223
Portfolio turnover rateK	81%J,L	67%	49%L	64%	76%L	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$85.52	$78.72	$61.09	$78.12	$84.38	$71.96
Income from Investment Operations
Net investment income (loss)B	.16	(.09)	.15	.24	(.12)	(.23)
Net realized and unrealized gain (loss)	(1.59)	10.80	17.68	(16.28)	1.03	14.23
Total from investment operations	(1.43)	10.71	17.83	(16.04)	.91	14.00
Distributions from net investment income	–	(.02)	(.20)	(.08)	–	–
Distributions from net realized gain	(4.16)	(3.89)	–	(.91)	(7.17)	(1.58)
Total distributions	(4.16)	(3.91)	(.20)	(.99)	(7.17)	(1.58)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$79.93	$85.52	$78.72	$61.09	$78.12	$84.38
Total ReturnD,E,F	(1.58)%	13.78%	29.21%	(20.61)%	1.43%	19.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.82%	1.83%	1.81%	1.82%	1.85%
Expenses net of fee waivers, if any	1.82%I	1.82%	1.82%	1.81%	1.82%	1.85%
Expenses net of all reductions	1.80%I	1.82%	1.82%	1.81%	1.82%	1.84%
Net investment income (loss)	.40%I	(.11)%	.21%	.34%	(.14)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$74,894	$85,792	$80,225	$66,896	$107,697	$106,879
Portfolio turnover rateJ	81%I,K	67%	49%K	64%	76%K	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$88.90	$81.64	$63.20	$80.77	$86.81	$73.68
Income from Investment Operations
Net investment income (loss)B	.60	.79	.90	.98	.73	.58
Net realized and unrealized gain (loss)	(1.65)	11.24	18.34	(16.89)	1.05	14.63
Total from investment operations	(1.05)	12.03	19.24	(15.91)	1.78	15.21
Distributions from net investment income	(.12)	(.77)	(.80)	(.76)	(.65)	(.48)
Distributions from net realized gain	(4.16)	(4.00)	–	(.91)	(7.17)	(1.60)
Total distributions	(4.28)	(4.77)	(.80)	(1.66)C	(7.82)	(2.08)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$83.57	$88.90	$81.64	$63.20	$80.77	$86.81
Total ReturnE,F	(1.07)%	14.96%	30.52%	(19.81)%	2.46%	20.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.81%	.81%	.80%	.82%
Expenses net of fee waivers, if any	.79%I	.79%	.81%	.81%	.80%	.82%
Expenses net of all reductions	.77%I	.79%	.81%	.80%	.80%	.82%
Net investment income (loss)	1.43%I	.91%	1.22%	1.34%	.87%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$805,135	$1,043,704	$882,504	$711,985	$1,107,689	$1,231,942
Portfolio turnover rateJ	81%I,K	67%	49%K	64%	76%K	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.66 per share is comprised of distributions from net investment income of $.756 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$88.73	$81.49	$63.07	$80.60	$86.66	$73.57
Income from Investment Operations
Net investment income (loss)B	.60	.80	.91	1.00	.74	.59
Net realized and unrealized gain (loss)	(1.66)	11.22	18.31	(16.86)	1.05	14.60
Total from investment operations	(1.06)	12.02	19.22	(15.86)	1.79	15.19
Distributions from net investment income	(.12)	(.78)	(.80)	(.77)	(.68)	(.50)
Distributions from net realized gain	(4.16)	(4.00)	–	(.91)	(7.17)	(1.60)
Total distributions	(4.28)	(4.78)	(.80)	(1.67)C	(7.85)	(2.10)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$83.39	$88.73	$81.49	$63.07	$80.60	$86.66
Total ReturnE,F	(1.08)%	14.97%	30.55%	(19.79)%	2.49%	20.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.79%	.78%	.78%	.81%
Expenses net of fee waivers, if any	.78%I	.79%	.79%	.78%	.78%	.81%
Expenses net of all reductions	.77%I	.78%	.78%	.78%	.78%	.81%
Net investment income (loss)	1.43%I	.92%	1.25%	1.37%	.89%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$434,207	$511,062	$335,124	$306,145	$468,371	$333,963
Portfolio turnover rateJ	81%I,K	67%	49%K	64%	76%K	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.67 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $127,140 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$275,663,298
Gross unrealized depreciation	(38,604,181)
Net unrealized appreciation (depreciation)	$237,059,117
Tax cost	$1,281,653,221

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(80,787)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $665,738,991 and $993,906,583, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$232,673	$2,455
Class M	.25%	.25%	91,394	–
Class C	.75%	.25%	401,169	35,787
			$725,236	$38,242

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$18,573
Class M	2,174
Class C(a)	3,460
$24,207

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$202,214.22
Class M	46,410.25
Class C	88,070.22
Materials	855,219.19
Class I	436,958.19
	$1,628,871

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27,333 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,217,947	1.98%	$5,464

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,531,828 shares of Materials Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $126,544,324. The net realized gain of $42,386,899 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. Materials Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,513 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,977.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $139,077 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,460.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Class A	$169,902	$1,122,417
Class M	15,735	111,276
Class C	–	21,712
Materials	1,370,665	8,651,332
Class I	661,081	4,018,332
Total	$2,217,383	$13,925,069
From net realized gain
Class A	$9,181,276	$8,907,618
Class M	1,870,675	1,755,252
Class C	4,092,761	3,835,607
Materials	47,927,189	44,912,504
Class I	22,733,546	20,683,529
Total	$85,805,447	$80,094,510

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	127,671	680,092	$10,783,153	$58,507,834
Reinvestment of distributions	112,688	113,874	9,160,427	9,780,873
Shares redeemed	(453,770)	(1,331,034)	(38,090,933)	(112,075,163)
Net increase (decrease)	(213,411)	(537,068)	$(18,147,353)	$(43,786,456)
Class M
Shares sold	28,269	208,725	$2,361,246	$17,686,478
Reinvestment of distributions	23,368	21,925	1,883,930	1,863,640
Shares redeemed	(94,484)	(281,358)	(7,885,997)	(23,392,261)
Net increase (decrease)	(42,847)	(50,708)	$(3,640,821)	$(3,842,143)
Class C
Shares sold	28,686	181,208	$2,337,640	$15,047,250
Reinvestment of distributions	50,103	44,268	3,929,104	3,679,464
Shares redeemed	(144,936)	(241,477)	(11,712,378)	(20,012,880)
Net increase (decrease)	(66,147)	(16,001)	$(5,445,634)	$(1,286,166)
Materials
Shares sold	336,509	3,151,404	$28,564,167	$281,933,571
Reinvestment of distributions	568,531	582,560	46,426,234	50,400,849
Shares redeemed	(3,010,158)(a)	(2,803,708)	(251,460,810)(a)	(242,311,502)
Net increase (decrease)	(2,105,118)	930,256	$(176,470,409)	$90,022,918
Class I
Shares sold	630,772	2,807,810	$53,334,930	$243,189,109
Reinvestment of distributions	268,927	269,534	21,917,589	23,282,439
Shares redeemed	(1,452,861)	(1,429,768)	(122,271,502)	(124,602,270)
Net increase (decrease)	(553,162)	1,647,576	$(47,018,983)	$141,869,278

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Verizon Communications, Inc.	21.8
AT&T, Inc.	19.2
T-Mobile U.S., Inc.	7.9
Vonage Holdings Corp.	3.8
Comcast Corp. Class A	3.5
Iridium Communications, Inc.	3.3
Zayo Group Holdings, Inc.	3.1
Liberty Broadband Corp. Class A	3.0
Liberty Global PLC Class C	2.9
Cogent Communications Group, Inc.	2.8
71.3

Top Industries (% of fund's net assets)

As of August 31, 2018
Diversified Telecommunication Services	64.7%
Wireless Telecommunication Services	17.2%
Media	12.3%
Software	1.9%
Equity Real Estate Investment Trusts (Reits)	1.6%
All Others*	2.3%

* Includes short-term investments and net other assets (liabilities).

Telecommunications Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Quantenna Communications, Inc. (a)	116,400	$2,126,628
Diversified Telecommunication Services - 64.7%
Alternative Carriers - 17.7%
CenturyLink, Inc.	283,400	6,053,424
Cogent Communications Group, Inc.	149,439	8,174,313
Globalstar, Inc. (a)(b)	2,683,148	1,368,137
Iliad SA	23,367	3,018,817
Iridium Communications, Inc. (a)	478,511	9,689,848
ORBCOMM, Inc. (a)	328,649	3,546,123
Vonage Holdings Corp. (a)	788,571	11,181,937
Zayo Group Holdings, Inc. (a)	269,800	9,351,268
		52,383,867
Integrated Telecommunication Services - 47.0%
AT&T, Inc.	1,782,920	56,946,465
Atlantic Tele-Network, Inc.	77,500	5,675,325
Bandwidth, Inc. (a)	21,200	965,872
Cincinnati Bell, Inc. (a)	323,902	4,210,726
Consolidated Communications Holdings, Inc. (b)	381,700	4,507,877
Frontier Communications Corp. (b)	361,375	1,879,150
Masmovil Ibercom SA (a)	5,912	667,707
Verizon Communications, Inc.	1,185,697	64,466,346
		139,319,468

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		191,703,335

Equity Real Estate Investment Trusts (REITs) - 1.6%
Specialized REITs - 1.6%
American Tower Corp.	20,790	3,100,205
Equinix, Inc.	3,900	1,700,907
		4,801,112
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Gogo, Inc. (a)(b)	315,847	1,418,153
Media - 12.3%
Cable & Satellite - 12.3%
Altice U.S.A., Inc. Class A	107,555	1,927,386
Comcast Corp. Class A	281,900	10,427,481
DISH Network Corp. Class A (a)	27,900	986,265
GCI Liberty, Inc. (a)	60,600	2,974,248
Liberty Broadband Corp. Class A (a)	108,600	8,796,600
Liberty Global PLC Class C (a)	337,536	8,738,807
Liberty Latin America Ltd. (a)	71,734	1,408,138
Megacable Holdings S.A.B. de CV unit	289,200	1,360,380
		36,619,305
Software - 1.9%
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	76,500	5,515,650
Wireless Telecommunication Services - 17.2%
Wireless Telecommunication Services - 17.2%
Millicom International Cellular SA	13,600	778,736
Shenandoah Telecommunications Co.	171,167	6,530,021
Sprint Corp. (a)(b)	1,237,185	7,559,200
T-Mobile U.S., Inc. (a)	356,597	23,549,666
Telephone & Data Systems, Inc.	217,964	6,547,639
U.S. Cellular Corp. (a)	137,700	5,888,052
		50,853,314
TOTAL COMMON STOCKS
(Cost $249,651,306)		293,037,497

Money Market Funds - 2.4%
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)
(Cost $6,965,611)	6,965,611	6,966,308
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $256,616,917)		300,003,805
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(3,710,012)
NET ASSETS - 100%		$296,293,793

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,788
Fidelity Securities Lending Cash Central Fund	216,389
Total	$229,177

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,706,998) — See accompanying schedule: Unaffiliated issuers (cost $249,651,306)	$293,037,497
Fidelity Central Funds (cost $6,965,611)	6,966,308
Total Investment in Securities (cost $256,616,917)		$300,003,805
Foreign currency held at value (cost $59,946)		59,946
Receivable for investments sold		7,475,138
Receivable for fund shares sold		135,076
Dividends receivable		164,034
Distributions receivable from Fidelity Central Funds		23,154
Prepaid expenses		3,570
Other receivables		22,687
Total assets		307,887,410
Liabilities
Payable to custodian bank	$3,587,478
Payable for investments purchased	535,971
Payable for fund shares redeemed	281,877
Accrued management fee	133,709
Distribution and service plan fees payable	12,394
Other affiliated payables	59,483
Other payables and accrued expenses	24,324
Collateral on securities loaned	6,958,381
Total liabilities		11,593,617
Net Assets		$296,293,793
Net Assets consist of:
Paid in capital		$234,298,050
Undistributed net investment income		4,262,349
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,349,787
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,383,607
Net Assets		$296,293,793
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,415,904 ÷ 297,514 shares)		$58.54
Maximum offering price per share (100/94.25 of $58.54)		$62.11
Class M:
Net Asset Value and redemption price per share ($5,286,974 ÷ 90,847 shares)		$58.20
Maximum offering price per share (100/96.50 of $58.20)		$60.31
Class C:
Net Asset Value and offering price per share ($7,980,729 ÷ 137,360 shares)(a)		$58.10
Telecommunications:
Net Asset Value, offering price and redemption price per share ($255,305,976 ÷ 4,332,030 shares)		$58.93
Class I:
Net Asset Value, offering price and redemption price per share ($10,304,210 ÷ 175,248 shares)		$58.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$3,484,334
Non-Cash dividends		1,891,158
Income from Fidelity Central Funds		229,177
Total income		5,604,669
Expenses
Management fee	$818,077
Transfer agent fees	314,979
Distribution and service plan fees	73,614
Accounting and security lending fees	61,346
Custodian fees and expenses	4,734
Independent trustees' fees and expenses	784
Registration fees	40,807
Audit	32,507
Legal	2,504
Miscellaneous	2,973
Total expenses before reductions	1,352,325
Expense reductions	(22,117)
Total expenses after reductions		1,330,208
Net investment income (loss)		4,274,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,539,150
Redemptions in-kind with affiliated entities	14,071,812
Fidelity Central Funds	141
Foreign currency transactions	3,643
Total net realized gain (loss)		16,614,746
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,246,052)
Fidelity Central Funds	(430)
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		(1,246,466)
Net gain (loss)		15,368,280
Net increase (decrease) in net assets resulting from operations		$19,642,741

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,274,461	$8,944,753
Net realized gain (loss)	16,614,746	61,414,644
Change in net unrealized appreciation (depreciation)	(1,246,466)	(86,618,502)
Net increase (decrease) in net assets resulting from operations	19,642,741	(16,259,105)
Distributions to shareholders from net investment income	(1,320,142)	(9,787,526)
Distributions to shareholders from net realized gain	(3,903,199)	(66,377,876)
Total distributions	(5,223,341)	(76,165,402)
Share transactions - net increase (decrease)	(78,425,135)	(304,973,804)
Total increase (decrease) in net assets	(64,005,735)	(397,398,311)
Net Assets
Beginning of period	360,299,528	757,697,839
End of period	$296,293,793	$360,299,528
Other Information
Undistributed net investment income end of period	$4,262,349	$1,308,030

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.58	$69.61	$62.32	$63.26	$58.71	$51.58
Income from Investment Operations
Net investment income (loss)B	.71C	1.05	.88	.81	.76	1.76D
Net realized and unrealized gain (loss)	3.05	(3.38)	10.68	(.76)	5.83	6.48
Total from investment operations	3.76	(2.33)	11.56	.05	6.59	8.24
Distributions from net investment income	(.18)	(1.31)	(1.11)	(.54)	(2.04)	(1.11)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.80)	(11.70)	(4.27)	(.99)	(2.04)	(1.11)E
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$58.54	$55.58	$69.61	$62.32	$63.26	$58.71
Total ReturnG,H,I	6.84%	(4.06)%	18.65%	.16%	11.54%	16.00%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.17%L	1.14%	1.14%	1.15%	1.15%	1.18%
Expenses net of fee waivers, if any	1.17%L	1.14%	1.14%	1.15%	1.15%	1.18%
Expenses net of all reductions	1.15%L	1.12%	1.12%	1.15%	1.15%	1.15%
Net investment income (loss)	1.92%C,L	1.59%	1.28%	1.33%	1.26%	3.08%D
Supplemental Data
Net assets, end of period (000 omitted)	$17,416	$17,816	$31,966	$13,032	$11,052	$7,712
Portfolio turnover rateM	79%L,N	66%	105%N	51%	94%N	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.30%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 E Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$69.33	$61.95	$63.04	$58.50	$51.41
Income from Investment Operations
Net investment income (loss)B	.61C	.81	.65	.61	.57	1.59D
Net realized and unrealized gain (loss)	3.04	(3.36)	10.62	(.76)	5.81	6.44
Total from investment operations	3.65	(2.55)	11.27	(.15)	6.38	8.03
Distributions from net investment income	(.14)	(1.07)	(.73)	(.49)	(1.84)	(.94)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.76)	(11.47)E	(3.89)	(.94)	(1.84)	(.94)F
Redemption fees added to paid in capitalB	–	–	–G	–G	–G	–G
Net asset value, end of period	$58.20	$55.31	$69.33	$61.95	$63.04	$58.50
Total ReturnH,I,J	6.67%	(4.40)%	18.26%	(.16)%	11.19%	15.64%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.51%M	1.49%	1.46%	1.47%	1.47%	1.48%
Expenses net of fee waivers, if any	1.50%M	1.49%	1.46%	1.47%	1.47%	1.48%
Expenses net of all reductions	1.49%M	1.48%	1.44%	1.46%	1.46%	1.45%
Net investment income (loss)	1.59%C,M	1.24%	.96%	1.01%	.94%	2.78%D
Supplemental Data
Net assets, end of period (000 omitted)	$5,287	$4,847	$6,933	$8,280	$5,095	$4,344
Portfolio turnover rateN	79%M,O	66%	105%O	51%	94%O	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .96%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 E Total distributions of $11.47 per share is comprised of distributions from net investment income of $1.073 and distributions from net realized gain of $10.393 per share.

 F Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.29	$69.24	$62.10	$63.04	$58.54	$51.47
Income from Investment Operations
Net investment income (loss)B	.51C	.57	.37	.36	.34	1.36D
Net realized and unrealized gain (loss)	3.02	(3.36)	10.62	(.75)	5.80	6.46
Total from investment operations	3.53	(2.79)	10.99	(.39)	6.14	7.82
Distributions from net investment income	(.11)	(.77)	(.69)	(.10)	(1.64)	(.74)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.72)E	(11.16)	(3.85)	(.55)	(1.64)	(.75)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$58.10	$55.29	$69.24	$62.10	$63.04	$58.54
Total ReturnG,H,I	6.46%	(4.75)%	17.77%	(.57)%	10.75%	15.20%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.88%L	1.86%	1.88%	1.89%	1.85%	1.88%
Expenses net of fee waivers, if any	1.88%L	1.86%	1.88%	1.89%	1.85%	1.88%
Expenses net of all reductions	1.86%L	1.85%	1.86%	1.88%	1.85%	1.85%
Net investment income (loss)	1.21%C,L	.87%	.54%	.60%	.56%	2.38%D
Supplemental Data
Net assets, end of period (000 omitted)	$7,981	$8,396	$13,528	$7,735	$7,074	$5,523
Portfolio turnover rateM	79%L,N	66%	105%N	51%	94%N	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .59%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

 E Total distributions of $.72 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $.615 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.88	$69.97	$62.58	$63.54	$58.94	$51.75
Income from Investment Operations
Net investment income (loss)B	.81C	1.28	1.12	1.02	.96	1.96D
Net realized and unrealized gain (loss)	3.07	(3.42)	10.74	(.77)	5.85	6.51
Total from investment operations	3.88	(2.14)	11.86	.25	6.81	8.47
Distributions from net investment income	(.21)	(1.56)	(1.31)	(.76)	(2.21)	(1.28)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.83)	(11.95)	(4.47)	(1.21)	(2.21)	(1.28)E
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$58.93	$55.88	$69.97	$62.58	$63.54	$58.94
Total ReturnG,H	7.03%	(3.76)%	19.06%	.49%	11.90%	16.40%
Ratios to Average Net AssetsI,J
Expenses before reductions	.84%K	.82%	.80%	.82%	.83%	.85%
Expenses net of fee waivers, if any	.84%K	.82%	.80%	.81%	.83%	.85%
Expenses net of all reductions	.82%K	.80%	.78%	.81%	.82%	.82%
Net investment income (loss)	2.25%C,K	1.92%	1.62%	1.67%	1.58%	3.41%D
Supplemental Data
Net assets, end of period (000 omitted)	$255,306	$320,908	$690,720	$689,600	$346,174	$343,548
Portfolio turnover rateL	79%K,M	66%	105%M	51%	94%M	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.63%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 E Total distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.74	$69.82	$62.46	$63.38	$58.80	$51.65
Income from Investment Operations
Net investment income (loss)B	.82C	1.26	1.12	1.02	.94	1.93D
Net realized and unrealized gain (loss)	3.07	(3.39)	10.70	(.76)	5.83	6.48
Total from investment operations	3.89	(2.13)	11.82	.26	6.77	8.41
Distributions from net investment income	(.21)	(1.56)	(1.30)	(.73)	(2.19)	(1.25)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.83)	(11.95)	(4.46)	(1.18)	(2.19)	(1.26)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$58.80	$55.74	$69.82	$62.46	$63.38	$58.80
Total ReturnF,G	7.06%	(3.75)%	19.03%	.51%	11.85%	16.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.82%	.80%	.82%	.86%	.91%
Expenses net of fee waivers, if any	.79%J	.82%	.80%	.82%	.86%	.91%
Expenses net of all reductions	.77%J	.80%	.78%	.81%	.85%	.88%
Net investment income (loss)	2.30%C,J	1.91%	1.62%	1.67%	1.55%	3.35%D
Supplemental Data
Net assets, end of period (000 omitted)	$10,304	$8,332	$14,550	$6,197	$2,505	$1,604
Portfolio turnover rateK	79%J,L	66%	105%L	51%	94%L	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.68%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,320,888
Gross unrealized depreciation	(28,248,756)
Net unrealized appreciation (depreciation)	$39,072,132
Tax cost	$260,931,673

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $118,920,468 and $132,065,519, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,835	$–
Class M	.25%	.25%	12,148	–
Class C	.75%	.25%	39,631	–
			$73,614	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,682
Class M	767
Class C(a)	399
$4,848

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$24,559.28
Class M	8,987.37
Class C	9,563.24
Telecommunications	265,418.20
Class I	6,452.15
	$314,979

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,789 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,218,775 shares of Telecommunications Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $67,398,250. The net realized gain of $14,071,812 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. Telecommunications Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $473 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $216,389.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,331 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,786.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Class A	$59,247	$396,755
Class M	12,383	86,824
Class C	16,258	113,266
Telecommunications	1,203,204	8,955,299
Class I	29,050	235,382
Total	$1,320,142	$9,787,526
From net realized gain
Class A	$199,182	$3,147,334
Class M	53,174	841,588
Class C	91,732	1,545,756
Telecommunications	3,474,038	59,280,788
Class I	85,073	1,562,410
Total	$3,903,199	$66,377,876

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	31,132	76,520	$1,728,530	$4,987,299
Reinvestment of distributions	4,510	57,962	249,523	3,454,010
Shares redeemed	(58,702)	(273,126)	(3,246,716)	(18,205,397)
Net increase (decrease)	(23,060)	(138,644)	$(1,268,663)	$(9,764,088)
Class M
Shares sold	10,260	21,912	$572,652	$1,457,815
Reinvestment of distributions	1,188	15,649	65,401	926,496
Shares redeemed	(8,246)	(49,923)	(453,003)	(3,308,018)
Net increase (decrease)	3,202	(12,362)	$185,050	$(923,707)
Class C
Shares sold	12,398	31,294	$688,339	$2,045,854
Reinvestment of distributions	1,797	25,537	98,976	1,513,170
Shares redeemed	(28,694)	(100,350)	(1,587,106)	(6,561,447)
Net increase (decrease)	(14,499)	(43,519)	$(799,791)	$(3,002,423)
Telecommunications
Shares sold	271,268	1,189,602	$15,379,969	$77,745,057
Reinvestment of distributions	80,586	1,082,670	4,482,975	65,288,273
Shares redeemed	(1,762,203)(a)	(6,401,925)	(97,903,849)(a)	(430,649,733)
Net increase (decrease)	(1,410,349)	(4,129,653)	$(78,040,905)	$(287,616,403)
Class I
Shares sold	174,096	250,120	$10,082,986	$16,564,921
Reinvestment of distributions	1,746	25,845	96,874	1,544,599
Shares redeemed	(150,079)	(334,874)	(8,680,686)	(21,776,703)
Net increase (decrease)	25,763	(58,909)	$1,499,174	$(3,667,183)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Consumer Staples Portfolio
Class A	1.06%
Actual		$1,000.00	$986.60	$5.31
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.33%
Actual		$1,000.00	$985.20	$6.66
Hypothetical-C		$1,000.00	$1,018.50	$6.77
Class C	1.80%
Actual		$1,000.00	$982.90	$9.00
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Consumer Staples	.77%
Actual		$1,000.00	$988.00	$3.86
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class I	.78%
Actual		$1,000.00	$987.90	$3.91
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Gold Portfolio
Class A	1.19%
Actual		$1,000.00	$860.10	$5.58
Hypothetical-C		$1,000.00	$1,019.21	$6.06
Class M	1.48%
Actual		$1,000.00	$859.00	$6.93
Hypothetical-C		$1,000.00	$1,017.74	$7.53
Class C	1.84%
Actual		$1,000.00	$856.60	$8.61
Hypothetical-C		$1,000.00	$1,015.93	$9.35
Gold	.85%
Actual		$1,000.00	$861.00	$3.99
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Class I	.83%
Actual		$1,000.00	$861.00	$3.89
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Materials Portfolio
Class A	1.06%
Actual		$1,000.00	$987.80	$5.31
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.35%
Actual		$1,000.00	$986.50	$6.76
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class C	1.82%
Actual		$1,000.00	$984.20	$9.10
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Materials	.79%
Actual		$1,000.00	$989.30	$3.96
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class I	.78%
Actual		$1,000.00	$989.20	$3.91
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Telecommunications Portfolio
Class A	1.17%
Actual		$1,000.00	$1,068.40	$6.10
Hypothetical-C		$1,000.00	$1,019.31	$5.96
Class M	1.50%
Actual		$1,000.00	$1,066.70	$7.81
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Class C	1.88%
Actual		$1,000.00	$1,064.60	$9.78
Hypothetical-C		$1,000.00	$1,015.73	$9.55
Telecommunications	.84%
Actual		$1,000.00	$1,070.30	$4.38
Hypothetical-C		$1,000.00	$1,020.97	$4.28
Class I	.79%
Actual		$1,000.00	$1,070.60	$4.12
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASGMT-SANN-1018
1.855654.111

Fidelity® Select Portfolios® Telecommunications Services Sector Telecommunications Portfolio Wireless Portfolio Semi-Annual Report August 31, 2018

Contents

Telecommunications Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Verizon Communications, Inc.	21.8
AT&T, Inc.	19.2
T-Mobile U.S., Inc.	7.9
Vonage Holdings Corp.	3.8
Comcast Corp. Class A	3.5
Iridium Communications, Inc.	3.3
Zayo Group Holdings, Inc.	3.1
Liberty Broadband Corp. Class A	3.0
Liberty Global PLC Class C	2.9
Cogent Communications Group, Inc.	2.8
71.3

Top Industries (% of fund's net assets)

As of August 31, 2018
Diversified Telecommunication Services	64.7%
Wireless Telecommunication Services	17.2%
Media	12.3%
Software	1.9%
Equity Real Estate Investment Trusts (Reits)	1.6%
All Others*	2.3%

* Includes short-term investments and net other assets (liabilities).

Telecommunications Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Quantenna Communications, Inc. (a)	116,400	$2,126,628
Diversified Telecommunication Services - 64.7%
Alternative Carriers - 17.7%
CenturyLink, Inc.	283,400	6,053,424
Cogent Communications Group, Inc.	149,439	8,174,313
Globalstar, Inc. (a)(b)	2,683,148	1,368,137
Iliad SA	23,367	3,018,817
Iridium Communications, Inc. (a)	478,511	9,689,848
ORBCOMM, Inc. (a)	328,649	3,546,123
Vonage Holdings Corp. (a)	788,571	11,181,937
Zayo Group Holdings, Inc. (a)	269,800	9,351,268
		52,383,867
Integrated Telecommunication Services - 47.0%
AT&T, Inc.	1,782,920	56,946,465
Atlantic Tele-Network, Inc.	77,500	5,675,325
Bandwidth, Inc. (a)	21,200	965,872
Cincinnati Bell, Inc. (a)	323,902	4,210,726
Consolidated Communications Holdings, Inc. (b)	381,700	4,507,877
Frontier Communications Corp. (b)	361,375	1,879,150
Masmovil Ibercom SA (a)	5,912	667,707
Verizon Communications, Inc.	1,185,697	64,466,346
		139,319,468

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		191,703,335

Equity Real Estate Investment Trusts (REITs) - 1.6%
Specialized REITs - 1.6%
American Tower Corp.	20,790	3,100,205
Equinix, Inc.	3,900	1,700,907
		4,801,112
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Gogo, Inc. (a)(b)	315,847	1,418,153
Media - 12.3%
Cable & Satellite - 12.3%
Altice U.S.A., Inc. Class A	107,555	1,927,386
Comcast Corp. Class A	281,900	10,427,481
DISH Network Corp. Class A (a)	27,900	986,265
GCI Liberty, Inc. (a)	60,600	2,974,248
Liberty Broadband Corp. Class A (a)	108,600	8,796,600
Liberty Global PLC Class C (a)	337,536	8,738,807
Liberty Latin America Ltd. (a)	71,734	1,408,138
Megacable Holdings S.A.B. de CV unit	289,200	1,360,380
		36,619,305
Software - 1.9%
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	76,500	5,515,650
Wireless Telecommunication Services - 17.2%
Wireless Telecommunication Services - 17.2%
Millicom International Cellular SA	13,600	778,736
Shenandoah Telecommunications Co.	171,167	6,530,021
Sprint Corp. (a)(b)	1,237,185	7,559,200
T-Mobile U.S., Inc. (a)	356,597	23,549,666
Telephone & Data Systems, Inc.	217,964	6,547,639
U.S. Cellular Corp. (a)	137,700	5,888,052
		50,853,314
TOTAL COMMON STOCKS
(Cost $249,651,306)		293,037,497

Money Market Funds - 2.4%
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)
(Cost $6,965,611)	6,965,611	6,966,308
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $256,616,917)		300,003,805
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(3,710,012)
NET ASSETS - 100%		$296,293,793

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,788
Fidelity Securities Lending Cash Central Fund	216,389
Total	$229,177

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,706,998) — See accompanying schedule: Unaffiliated issuers (cost $249,651,306)	$293,037,497
Fidelity Central Funds (cost $6,965,611)	6,966,308
Total Investment in Securities (cost $256,616,917)		$300,003,805
Foreign currency held at value (cost $59,946)		59,946
Receivable for investments sold		7,475,138
Receivable for fund shares sold		135,076
Dividends receivable		164,034
Distributions receivable from Fidelity Central Funds		23,154
Prepaid expenses		3,570
Other receivables		22,687
Total assets		307,887,410
Liabilities
Payable to custodian bank	$3,587,478
Payable for investments purchased	535,971
Payable for fund shares redeemed	281,877
Accrued management fee	133,709
Distribution and service plan fees payable	12,394
Other affiliated payables	59,483
Other payables and accrued expenses	24,324
Collateral on securities loaned	6,958,381
Total liabilities		11,593,617
Net Assets		$296,293,793
Net Assets consist of:
Paid in capital		$234,298,050
Undistributed net investment income		4,262,349
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,349,787
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,383,607
Net Assets		$296,293,793
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,415,904 ÷ 297,514 shares)		$58.54
Maximum offering price per share (100/94.25 of $58.54)		$62.11
Class M:
Net Asset Value and redemption price per share ($5,286,974 ÷ 90,847 shares)		$58.20
Maximum offering price per share (100/96.50 of $58.20)		$60.31
Class C:
Net Asset Value and offering price per share ($7,980,729 ÷ 137,360 shares)(a)		$58.10
Telecommunications:
Net Asset Value, offering price and redemption price per share ($255,305,976 ÷ 4,332,030 shares)		$58.93
Class I:
Net Asset Value, offering price and redemption price per share ($10,304,210 ÷ 175,248 shares)		$58.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$3,484,334
Non-Cash dividends		1,891,158
Income from Fidelity Central Funds		229,177
Total income		5,604,669
Expenses
Management fee	$818,077
Transfer agent fees	314,979
Distribution and service plan fees	73,614
Accounting and security lending fees	61,346
Custodian fees and expenses	4,734
Independent trustees' fees and expenses	784
Registration fees	40,807
Audit	32,507
Legal	2,504
Miscellaneous	2,973
Total expenses before reductions	1,352,325
Expense reductions	(22,117)
Total expenses after reductions		1,330,208
Net investment income (loss)		4,274,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,539,150
Redemptions in-kind with affiliated entities	14,071,812
Fidelity Central Funds	141
Foreign currency transactions	3,643
Total net realized gain (loss)		16,614,746
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,246,052)
Fidelity Central Funds	(430)
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		(1,246,466)
Net gain (loss)		15,368,280
Net increase (decrease) in net assets resulting from operations		$19,642,741

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,274,461	$8,944,753
Net realized gain (loss)	16,614,746	61,414,644
Change in net unrealized appreciation (depreciation)	(1,246,466)	(86,618,502)
Net increase (decrease) in net assets resulting from operations	19,642,741	(16,259,105)
Distributions to shareholders from net investment income	(1,320,142)	(9,787,526)
Distributions to shareholders from net realized gain	(3,903,199)	(66,377,876)
Total distributions	(5,223,341)	(76,165,402)
Share transactions - net increase (decrease)	(78,425,135)	(304,973,804)
Total increase (decrease) in net assets	(64,005,735)	(397,398,311)
Net Assets
Beginning of period	360,299,528	757,697,839
End of period	$296,293,793	$360,299,528
Other Information
Undistributed net investment income end of period	$4,262,349	$1,308,030

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.58	$69.61	$62.32	$63.26	$58.71	$51.58
Income from Investment Operations
Net investment income (loss)B	.71C	1.05	.88	.81	.76	1.76D
Net realized and unrealized gain (loss)	3.05	(3.38)	10.68	(.76)	5.83	6.48
Total from investment operations	3.76	(2.33)	11.56	.05	6.59	8.24
Distributions from net investment income	(.18)	(1.31)	(1.11)	(.54)	(2.04)	(1.11)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.80)	(11.70)	(4.27)	(.99)	(2.04)	(1.11)E
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$58.54	$55.58	$69.61	$62.32	$63.26	$58.71
Total ReturnG,H,I	6.84%	(4.06)%	18.65%	.16%	11.54%	16.00%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.17%L	1.14%	1.14%	1.15%	1.15%	1.18%
Expenses net of fee waivers, if any	1.17%L	1.14%	1.14%	1.15%	1.15%	1.18%
Expenses net of all reductions	1.15%L	1.12%	1.12%	1.15%	1.15%	1.15%
Net investment income (loss)	1.92%C,L	1.59%	1.28%	1.33%	1.26%	3.08%D
Supplemental Data
Net assets, end of period (000 omitted)	$17,416	$17,816	$31,966	$13,032	$11,052	$7,712
Portfolio turnover rateM	79%L,N	66%	105%N	51%	94%N	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.30%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 E Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$69.33	$61.95	$63.04	$58.50	$51.41
Income from Investment Operations
Net investment income (loss)B	.61C	.81	.65	.61	.57	1.59D
Net realized and unrealized gain (loss)	3.04	(3.36)	10.62	(.76)	5.81	6.44
Total from investment operations	3.65	(2.55)	11.27	(.15)	6.38	8.03
Distributions from net investment income	(.14)	(1.07)	(.73)	(.49)	(1.84)	(.94)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.76)	(11.47)E	(3.89)	(.94)	(1.84)	(.94)F
Redemption fees added to paid in capitalB	–	–	–G	–G	–G	–G
Net asset value, end of period	$58.20	$55.31	$69.33	$61.95	$63.04	$58.50
Total ReturnH,I,J	6.67%	(4.40)%	18.26%	(.16)%	11.19%	15.64%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.51%M	1.49%	1.46%	1.47%	1.47%	1.48%
Expenses net of fee waivers, if any	1.50%M	1.49%	1.46%	1.47%	1.47%	1.48%
Expenses net of all reductions	1.49%M	1.48%	1.44%	1.46%	1.46%	1.45%
Net investment income (loss)	1.59%C,M	1.24%	.96%	1.01%	.94%	2.78%D
Supplemental Data
Net assets, end of period (000 omitted)	$5,287	$4,847	$6,933	$8,280	$5,095	$4,344
Portfolio turnover rateN	79%M,O	66%	105%O	51%	94%O	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .96%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 E Total distributions of $11.47 per share is comprised of distributions from net investment income of $1.073 and distributions from net realized gain of $10.393 per share.

 F Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.29	$69.24	$62.10	$63.04	$58.54	$51.47
Income from Investment Operations
Net investment income (loss)B	.51C	.57	.37	.36	.34	1.36D
Net realized and unrealized gain (loss)	3.02	(3.36)	10.62	(.75)	5.80	6.46
Total from investment operations	3.53	(2.79)	10.99	(.39)	6.14	7.82
Distributions from net investment income	(.11)	(.77)	(.69)	(.10)	(1.64)	(.74)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.72)E	(11.16)	(3.85)	(.55)	(1.64)	(.75)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$58.10	$55.29	$69.24	$62.10	$63.04	$58.54
Total ReturnG,H,I	6.46%	(4.75)%	17.77%	(.57)%	10.75%	15.20%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.88%L	1.86%	1.88%	1.89%	1.85%	1.88%
Expenses net of fee waivers, if any	1.88%L	1.86%	1.88%	1.89%	1.85%	1.88%
Expenses net of all reductions	1.86%L	1.85%	1.86%	1.88%	1.85%	1.85%
Net investment income (loss)	1.21%C,L	.87%	.54%	.60%	.56%	2.38%D
Supplemental Data
Net assets, end of period (000 omitted)	$7,981	$8,396	$13,528	$7,735	$7,074	$5,523
Portfolio turnover rateM	79%L,N	66%	105%N	51%	94%N	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .59%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

 E Total distributions of $.72 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $.615 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.88	$69.97	$62.58	$63.54	$58.94	$51.75
Income from Investment Operations
Net investment income (loss)B	.81C	1.28	1.12	1.02	.96	1.96D
Net realized and unrealized gain (loss)	3.07	(3.42)	10.74	(.77)	5.85	6.51
Total from investment operations	3.88	(2.14)	11.86	.25	6.81	8.47
Distributions from net investment income	(.21)	(1.56)	(1.31)	(.76)	(2.21)	(1.28)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.83)	(11.95)	(4.47)	(1.21)	(2.21)	(1.28)E
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$58.93	$55.88	$69.97	$62.58	$63.54	$58.94
Total ReturnG,H	7.03%	(3.76)%	19.06%	.49%	11.90%	16.40%
Ratios to Average Net AssetsI,J
Expenses before reductions	.84%K	.82%	.80%	.82%	.83%	.85%
Expenses net of fee waivers, if any	.84%K	.82%	.80%	.81%	.83%	.85%
Expenses net of all reductions	.82%K	.80%	.78%	.81%	.82%	.82%
Net investment income (loss)	2.25%C,K	1.92%	1.62%	1.67%	1.58%	3.41%D
Supplemental Data
Net assets, end of period (000 omitted)	$255,306	$320,908	$690,720	$689,600	$346,174	$343,548
Portfolio turnover rateL	79%K,M	66%	105%M	51%	94%M	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.63%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 E Total distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.74	$69.82	$62.46	$63.38	$58.80	$51.65
Income from Investment Operations
Net investment income (loss)B	.82C	1.26	1.12	1.02	.94	1.93D
Net realized and unrealized gain (loss)	3.07	(3.39)	10.70	(.76)	5.83	6.48
Total from investment operations	3.89	(2.13)	11.82	.26	6.77	8.41
Distributions from net investment income	(.21)	(1.56)	(1.30)	(.73)	(2.19)	(1.25)
Distributions from net realized gain	(.62)	(10.39)	(3.16)	(.45)	–	(.01)
Total distributions	(.83)	(11.95)	(4.46)	(1.18)	(2.19)	(1.26)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$58.80	$55.74	$69.82	$62.46	$63.38	$58.80
Total ReturnF,G	7.06%	(3.75)%	19.03%	.51%	11.85%	16.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.82%	.80%	.82%	.86%	.91%
Expenses net of fee waivers, if any	.79%J	.82%	.80%	.82%	.86%	.91%
Expenses net of all reductions	.77%J	.80%	.78%	.81%	.85%	.88%
Net investment income (loss)	2.30%C,J	1.91%	1.62%	1.67%	1.55%	3.35%D
Supplemental Data
Net assets, end of period (000 omitted)	$10,304	$8,332	$14,550	$6,197	$2,505	$1,604
Portfolio turnover rateK	79%J,L	66%	105%L	51%	94%L	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.68%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,320,888
Gross unrealized depreciation	(28,248,756)
Net unrealized appreciation (depreciation)	$39,072,132
Tax cost	$260,931,673

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $118,920,468 and $132,065,519, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,835	$–
Class M	.25%	.25%	12,148	–
Class C	.75%	.25%	39,631	–
			$73,614	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,682
Class M	767
Class C(a)	399
$4,848

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$24,559.28
Class M	8,987.37
Class C	9,563.24
Telecommunications	265,418.20
Class I	6,452.15
	$314,979

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,789 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,218,775 shares of Telecommunications Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $67,398,250. The net realized gain of $14,071,812 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. Telecommunications Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $473 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $216,389.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,331 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,786.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Class A	$59,247	$396,755
Class M	12,383	86,824
Class C	16,258	113,266
Telecommunications	1,203,204	8,955,299
Class I	29,050	235,382
Total	$1,320,142	$9,787,526
From net realized gain
Class A	$199,182	$3,147,334
Class M	53,174	841,588
Class C	91,732	1,545,756
Telecommunications	3,474,038	59,280,788
Class I	85,073	1,562,410
Total	$3,903,199	$66,377,876

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	31,132	76,520	$1,728,530	$4,987,299
Reinvestment of distributions	4,510	57,962	249,523	3,454,010
Shares redeemed	(58,702)	(273,126)	(3,246,716)	(18,205,397)
Net increase (decrease)	(23,060)	(138,644)	$(1,268,663)	$(9,764,088)
Class M
Shares sold	10,260	21,912	$572,652	$1,457,815
Reinvestment of distributions	1,188	15,649	65,401	926,496
Shares redeemed	(8,246)	(49,923)	(453,003)	(3,308,018)
Net increase (decrease)	3,202	(12,362)	$185,050	$(923,707)
Class C
Shares sold	12,398	31,294	$688,339	$2,045,854
Reinvestment of distributions	1,797	25,537	98,976	1,513,170
Shares redeemed	(28,694)	(100,350)	(1,587,106)	(6,561,447)
Net increase (decrease)	(14,499)	(43,519)	$(799,791)	$(3,002,423)
Telecommunications
Shares sold	271,268	1,189,602	$15,379,969	$77,745,057
Reinvestment of distributions	80,586	1,082,670	4,482,975	65,288,273
Shares redeemed	(1,762,203)(a)	(6,401,925)	(97,903,849)(a)	(430,649,733)
Net increase (decrease)	(1,410,349)	(4,129,653)	$(78,040,905)	$(287,616,403)
Class I
Shares sold	174,096	250,120	$10,082,986	$16,564,921
Reinvestment of distributions	1,746	25,845	96,874	1,544,599
Shares redeemed	(150,079)	(334,874)	(8,680,686)	(21,776,703)
Net increase (decrease)	25,763	(58,909)	$1,499,174	$(3,667,183)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Wireless Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	15.9
AT&T, Inc.	10.5
Qualcomm, Inc.	8.5
Verizon Communications, Inc.	7.6
American Tower Corp.	6.2
T-Mobile U.S., Inc.	4.8
Alphabet, Inc. Class A	3.8
Vodafone Group PLC sponsored ADR	2.6
Orange SA ADR	2.4
Liberty Global PLC Class A	2.2
64.5

Top Industries (% of fund's net assets)

As of August 31, 2018
Diversified Telecommunication Services	30.0%
Technology Hardware, Storage & Peripherals	15.9%
Semiconductors & Semiconductor Equipment	13.0%
Wireless Telecommunication Services	12.0%
Equity Real Estate Investment Trusts (Reits)	6.2%
All Others*	22.9%

* Includes short-term investments and net other assets (liabilities).

Wireless Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Aerospace & Defense - 0.9%
Aerospace & Defense - 0.9%
Harris Corp.	14,500	$2,356,395
Communications Equipment - 4.4%
Communications Equipment - 4.4%
CommScope Holding Co., Inc. (a)	65,300	2,069,357
Motorola Solutions, Inc.	11,468	1,472,032
Nokia Corp. sponsored ADR	391,700	2,173,935
Quantenna Communications, Inc. (a)	147,000	2,685,690
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	323,900	2,723,999
ViaSat, Inc. (a)	1	63
		11,125,076
Diversified Telecommunication Services - 29.0%
Alternative Carriers - 1.3%
Iliad SA	25,195	3,254,979
Integrated Telecommunication Services - 27.7%
AT&T, Inc.	842,700	26,915,838
BCE, Inc.	92,800	3,785,244
BT Group PLC sponsored ADR (b)	371,900	5,280,980
Chunghwa Telecom Co. Ltd. sponsored ADR (b)	12,900	453,951
Euskaltel, S.A. (c)	43,000	366,106
Masmovil Ibercom SA (a)	22,870	2,582,960
Orange SA ADR (b)	374,300	6,048,688
Telecom Italia SpA (a)	2,505,500	1,595,554
Telecom Italia SpA sponsored ADR (a)	25,400	163,830
Telefonica SA sponsored ADR (b)	502,997	4,079,306
Verizon Communications, Inc.	356,801	19,399,270
		70,671,727

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		73,926,706

Equity Real Estate Investment Trusts (REITs) - 6.2%
Specialized REITs - 6.2%
American Tower Corp.	106,192	15,835,351
Crown Castle International Corp.	1	114
		15,835,465
Internet Software & Services - 4.2%
Internet Software & Services - 4.2%
Alphabet, Inc. Class A (a)	8,000	9,854,400
Gogo, Inc. (a)(b)	222,600	999,474
		10,853,874
Media - 4.7%
Cable & Satellite - 4.7%
Altice Europe NV Class A	134,099	403,459
Altice U.S.A., Inc. Class A	55,825	1,000,384
DISH Network Corp. Class A (a)	82,100	2,902,235
Liberty Global PLC Class A (a)	205,800	5,517,498
Telenet Group Holding NV	40,479	2,213,041
		12,036,617
Semiconductors & Semiconductor Equipment - 13.0%
Semiconductors - 13.0%
Marvell Technology Group Ltd.	126,200	2,609,816
Qorvo, Inc. (a)	67,825	5,432,104
Qualcomm, Inc.	315,650	21,688,312
Skyworks Solutions, Inc.	30,300	2,766,390
STMicroelectronics NV (NY Shares) unit (b)	33,500	693,115
		33,189,737
Software - 4.2%
Application Software - 1.9%
RingCentral, Inc. (a)	52,700	4,909,005
Home Entertainment Software - 2.0%
Activision Blizzard, Inc.	68,200	4,917,220
Systems Software - 0.3%
BlackBerry Ltd. (a)	77,101	820,638

TOTAL SOFTWARE		10,646,863

Technology Hardware, Storage & Peripherals - 15.9%
Technology Hardware, Storage & Peripherals - 15.9%
Apple, Inc.	178,105	40,542,042
Textiles, Apparel & Luxury Goods - 1.4%
Textiles - 1.4%
China Tower Corp. Ltd. Class H	23,708,000	3,624,730
Wireless Telecommunication Services - 12.0%
Wireless Telecommunication Services - 12.0%
China Mobile Ltd. sponsored ADR	89,200	4,280,708
Millicom International Cellular SA	24,400	1,397,144
Rogers Communications, Inc. Class B (non-vtg.)	6,900	357,531
Shenandoah Telecommunications Co.	10,100	385,315
SoftBank Corp.	53,200	4,925,647
Spok Holdings, Inc.	1	15
Sprint Corp. (a)	32	196
T-Mobile U.S., Inc. (a)	187,175	12,361,037
U.S. Cellular Corp. (a)	5,800	248,008
Vodafone Group PLC sponsored ADR	306,781	6,629,537
		30,585,138
TOTAL COMMON STOCKS
(Cost $198,142,472)		244,722,643

Nonconvertible Preferred Stocks - 1.0%
Diversified Telecommunication Services - 1.0%
Integrated Telecommunication Services - 1.0%
Telefonica Brasil SA
(Cost $3,403,491)	248,800	2,444,569

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 1.97% (d)	3,904,343	3,905,124
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	10,650,365	10,651,430
TOTAL MONEY MARKET FUNDS
(Cost $14,556,606)		14,556,554
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $216,102,569)		261,723,766
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(6,555,195)
NET ASSETS - 100%		$255,168,571

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $366,106 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,123
Fidelity Securities Lending Cash Central Fund	115,245
Total	$126,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$244,722,643	$238,201,442	$6,521,201	$--
Nonconvertible Preferred Stocks	2,444,569	2,444,569	--	--
Money Market Funds	14,556,554	14,556,554	--	--
Total Investments in Securities:	$261,723,766	$255,202,565	$6,521,201	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$25,236,480

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.1%
United Kingdom	6.9%
France	3.7%
Spain	2.7%
Canada	1.9%
Japan	1.9%
Hong Kong	1.7%
China	1.4%
Sweden	1.1%
Bermuda	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,259,710) — See accompanying schedule: Unaffiliated issuers (cost $201,545,963)	$247,167,212
Fidelity Central Funds (cost $14,556,606)	14,556,554
Total Investment in Securities (cost $216,102,569)		$261,723,766
Foreign currency held at value (cost $45,841)		45,841
Receivable for investments sold		4,115,558
Receivable for fund shares sold		401,379
Dividends receivable		351,698
Distributions receivable from Fidelity Central Funds		23,298
Prepaid expenses		2,806
Other receivables		24,790
Total assets		266,689,136
Liabilities
Payable for investments purchased	$456,641
Payable for fund shares redeemed	227,864
Accrued management fee	113,298
Other affiliated payables	49,142
Other payables and accrued expenses	24,538
Collateral on securities loaned	10,649,082
Total liabilities		11,520,565
Net Assets		$255,168,571
Net Assets consist of:
Paid in capital		$184,755,883
Undistributed net investment income		2,929,863
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,884,194
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,598,631
Net Assets, for 24,070,944 shares outstanding		$255,168,571
Net Asset Value, offering price and redemption price per share ($255,168,571 ÷ 24,070,944 shares)		$10.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$2,780,434
Non-Cash dividends		1,069,049
Income from Fidelity Central Funds		126,368
Total income		3,975,851
Expenses
Management fee	$681,983
Transfer agent fees	253,426
Accounting and security lending fees	50,417
Custodian fees and expenses	7,850
Independent trustees' fees and expenses	632
Registration fees	26,040
Audit	25,899
Legal	3,030
Interest	707
Miscellaneous	1,003
Total expenses before reductions	1,050,987
Expense reductions	(13,462)
Total expenses after reductions		1,037,525
Net investment income (loss)		2,938,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,124,021
Fidelity Central Funds	694
Foreign currency transactions	(8,443)
Total net realized gain (loss)		23,116,272
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(16,799,366)
Fidelity Central Funds	(33)
Assets and liabilities in foreign currencies	(22,755)
Total change in net unrealized appreciation (depreciation)		(16,822,154)
Net gain (loss)		6,294,118
Net increase (decrease) in net assets resulting from operations		$9,232,444

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,938,326	$4,522,126
Net realized gain (loss)	23,116,272	11,020,350
Change in net unrealized appreciation (depreciation)	(16,822,154)	25,972,235
Net increase (decrease) in net assets resulting from operations	9,232,444	41,514,711
Distributions to shareholders from net investment income	(478,020)	(3,603,116)
Distributions to shareholders from net realized gain	(1,937,240)	(6,240,342)
Total distributions	(2,415,260)	(9,843,458)
Share transactions
Proceeds from sales of shares	15,100,257	174,215,147
Reinvestment of distributions	2,295,061	9,361,647
Cost of shares redeemed	(44,786,324)	(178,872,137)
Net increase (decrease) in net assets resulting from share transactions	(27,391,006)	4,704,657
Redemption fees	–	7,555
Total increase (decrease) in net assets	(20,573,822)	36,383,465
Net Assets
Beginning of period	275,742,393	239,358,928
End of period	$255,168,571	$275,742,393
Other Information
Undistributed net investment income end of period	$2,929,863	$469,557
Shares
Sold	1,477,420	17,791,191
Issued in reinvestment of distributions	228,592	947,168
Redeemed	(4,428,468)	(18,220,551)
Net increase (decrease)	(2,722,456)	517,808

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Wireless Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$9.11	$7.85	$9.54	$10.57	$8.60
Income from Investment Operations
Net investment income (loss)B	.12C	.16	.10	.11	.17	.56D
Net realized and unrealized gain (loss)	.29	1.39	1.71	(1.11)	.48	1.51
Total from investment operations	.41	1.55	1.81	(1.00)	.65	2.07
Distributions from net investment income	(.02)	(.14)	(.09)	(.12)	(.62)	(.10)
Distributions from net realized gain	(.08)	(.24)	(.46)	(.57)	(1.06)	–
Total distributions	(.10)	(.37)E	(.55)	(.69)	(1.68)	(.10)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$10.60	$10.29	$9.11	$7.85	$9.54	$10.57
Total ReturnG,H	4.00%	17.21%	24.09%	(11.07)%	7.55%	24.11%
Ratios to Average Net AssetsI,J
Expenses before reductions	.83%K	.83%	.87%	.86%	.86%	.88%
Expenses net of fee waivers, if any	.83%K	.83%	.87%	.86%	.86%	.88%
Expenses net of all reductions	.82%K	.82%	.86%	.85%	.85%	.86%
Net investment income (loss)	1.90%C,K	1.61%	1.23%	1.23%	1.76%	5.91%D
Supplemental Data
Net assets, end of period (000 omitted)	$255,169	$275,742	$239,359	$207,492	$270,449	$290,057
Portfolio turnover rateL	70%K	85%	98%	78%	48%	120%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.48%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.45 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.235 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$62,495,031
Gross unrealized depreciation	(19,011,254)
Net unrealized appreciation (depreciation)	$43,483,777
Tax cost	$218,239,989

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $87,344,719 and $119,337,922, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,247 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,554,000	1.94%	$707

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $365 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $115,245.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,232 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,230.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Telecommunications Portfolio
Class A	1.17%
Actual		$1,000.00	$1,068.40	$6.10
Hypothetical-C		$1,000.00	$1,019.31	$5.96
Class M	1.50%
Actual		$1,000.00	$1,066.70	$7.81
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Class C	1.88%
Actual		$1,000.00	$1,064.60	$9.78
Hypothetical-C		$1,000.00	$1,015.73	$9.55
Telecommunications	.84%
Actual		$1,000.00	$1,070.30	$4.38
Hypothetical-C		$1,000.00	$1,020.97	$4.28
Class I	.79%
Actual		$1,000.00	$1,070.60	$4.12
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Wireless Portfolio	.83%
Actual		$1,000.00	$1,040.00	$4.27
Hypothetical-C		$1,000.00	$1,021.02	$4.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELTS-SANN-1018
1.846053.111

Fidelity® Select Portfolios®
Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

IT Services Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Technology Portfolio

Semi-Annual Report

August 31, 2018

Contents

Communications Equipment Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Computers Portfolio
Investment Summary
Schedule of Investments
Financial Statements
IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Semiconductors Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Software and IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Technology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Communications Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Cisco Systems, Inc.	23.4
Nokia Corp. sponsored ADR	6.3
F5 Networks, Inc.	5.6
CommScope Holding Co., Inc.	5.6
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.9
Juniper Networks, Inc.	4.3
Palo Alto Networks, Inc.	4.1
Arista Networks, Inc.	2.7
Lumentum Holdings, Inc.	2.2
Viavi Solutions, Inc.	2.1
61.2

Top Industries (% of fund's net assets)

As of August 31, 2018
Communications Equipment	82.8%
Semiconductors & Semiconductor Equipment	4.6%
Electronic Equipment & Components	2.9%
Internet Software & Services	2.6%
Software	1.9%
All Others*	5.2%

* Includes short-term investments and net other assets (liabilities).

Communications Equipment Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Aerospace & Defense - 0.4%
Aerospace & Defense - 0.4%
Harris Corp.	6,300	$1,023,813
Communications Equipment - 82.8%
Communications Equipment - 82.8%
ADTRAN, Inc.	239,400	4,117,680
Arista Networks, Inc. (a)	21,100	6,308,478
Arris International PLC (a)	151,053	3,913,783
Calix Networks, Inc. (a)	50,221	391,724
Ciena Corp. (a)	20,900	660,022
Cisco Systems, Inc.	1,152,899	55,073,984
CommScope Holding Co., Inc. (a)	414,071	13,121,910
Comtech Telecommunications Corp.	27,300	978,705
EchoStar Holding Corp. Class A (a)	38,600	1,852,800
Extreme Networks, Inc. (a)	83,200	521,664
F5 Networks, Inc. (a)	69,435	13,131,547
Finisar Corp. (a)	232,600	4,745,040
Infinera Corp. (a)	263,114	2,354,870
InterDigital, Inc.	48,100	3,973,060
Juniper Networks, Inc.	356,512	10,135,636
Lumentum Holdings, Inc. (a)	76,820	5,216,078
Mitel Networks Corp. (a)	354,900	3,903,900
Motorola Solutions, Inc.	32,659	4,192,109
NETGEAR, Inc. (a)	30,350	2,150,298
NetScout Systems, Inc. (a)	76,600	1,915,000
Nokia Corp. sponsored ADR (b)	2,660,503	14,765,792
Oclaro, Inc. (a)	451,200	4,304,448
Palo Alto Networks, Inc. (a)	42,200	9,754,530
Plantronics, Inc.	41,734	2,805,359
Quantenna Communications, Inc. (a)	172,900	3,158,883
Radware Ltd. (a)	20,743	574,581
Sierra Wireless, Inc. (a)(b)	21,100	397,909
Sonus Networks, Inc. (a)	391,560	2,709,595
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,387,880	11,672,071
ViaSat, Inc. (a)(b)	23,500	1,476,270
Viavi Solutions, Inc. (a)	439,800	4,925,760
		195,203,486
Electronic Equipment & Components - 2.9%
Electronic Components - 0.4%
Corning, Inc.	23,800	797,538
Electronic Manufacturing Services - 1.7%
Fabrinet	32,400	1,550,988
IPG Photonics Corp. (a)	1,600	280,768
Jabil, Inc.	42,400	1,253,344
TE Connectivity Ltd.	9,500	870,960
		3,956,060
Technology Distributors - 0.8%
CDW Corp.	10,800	945,648
Dell Technologies, Inc. (a)	10,659	1,025,076
		1,970,724

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		6,724,322

Internet Software & Services - 2.6%
Internet Software & Services - 2.6%
Alphabet, Inc.:
Class A (a)	2,660	3,276,588
Class C (a)	1,305	1,589,738
LogMeIn, Inc.	13,708	1,178,203
		6,044,529
IT Services - 1.6%
Data Processing & Outsourced Services - 0.4%
WNS Holdings Ltd. sponsored ADR (a)	19,300	1,000,319
IT Consulting & Other Services - 1.2%
Amdocs Ltd.	16,700	1,090,176
Cognizant Technology Solutions Corp. Class A	8,650	678,420
Presidio, Inc.	73,900	1,117,368
		2,885,964

TOTAL IT SERVICES		3,886,283

Media - 0.6%
Cable & Satellite - 0.6%
Comcast Corp. Class A	38,100	1,409,319
Semiconductors & Semiconductor Equipment - 4.6%
Semiconductors - 4.6%
Acacia Communications, Inc. (a)	102,000	4,158,540
Analog Devices, Inc.	8,100	800,685
Broadcom, Inc.	4,723	1,034,479
Marvell Technology Group Ltd.	3,698	76,475
Maxim Integrated Products, Inc.	3,500	211,645
NXP Semiconductors NV (a)	12,500	1,164,250
ON Semiconductor Corp. (a)	32,400	691,416
Qualcomm, Inc.	39,219	2,694,737
		10,832,227
Software - 1.9%
Application Software - 0.8%
Citrix Systems, Inc. (a)	9,000	1,026,180
Micro Focus International PLC	49,700	843,750
SailPoint Technologies Holding, Inc. (a)	2,300	71,139
		1,941,069
Systems Software - 1.1%
Check Point Software Technologies Ltd. (a)	9,900	1,150,281
Oracle Corp.	29,300	1,423,394
		2,573,675

TOTAL SOFTWARE		4,514,744

Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	43,111	1,062,686
Samsung Electronics Co. Ltd.	13,850	601,629
		1,664,315
TOTAL COMMON STOCKS
(Cost $161,904,598)		231,303,038

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.97% (c)	3,469,270	3,469,964
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	3,793,877	3,794,257
TOTAL MONEY MARKET FUNDS
(Cost $7,264,221)		7,264,221
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $169,168,819)		238,567,259
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(2,886,733)
NET ASSETS - 100%		$235,680,526

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,409
Fidelity Securities Lending Cash Central Fund	116,290
Total	$133,699

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$231,303,038	$230,459,288	$843,750	$--
Money Market Funds	7,264,221	7,264,221	--	--
Total Investments in Securities:	$238,567,259	$237,723,509	$843,750	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.4%
Finland	6.3%
Sweden	4.9%
United Kingdom	2.1%
Canada	1.9%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,661,497) — See accompanying schedule: Unaffiliated issuers (cost $161,904,598)	$231,303,038
Fidelity Central Funds (cost $7,264,221)	7,264,221
Total Investment in Securities (cost $169,168,819)		$238,567,259
Cash		135,000
Receivable for investments sold		1,691,937
Receivable for fund shares sold		527,169
Dividends receivable		89,835
Distributions receivable from Fidelity Central Funds		6,419
Prepaid expenses		2,241
Other receivables		8,031
Total assets		241,027,891
Liabilities
Payable for investments purchased	$1,171,251
Payable for fund shares redeemed	211,594
Accrued management fee	101,503
Other affiliated payables	45,562
Other payables and accrued expenses	22,940
Collateral on securities loaned	3,794,515
Total liabilities		5,347,365
Net Assets		$235,680,526
Net Assets consist of:
Paid in capital		$166,984,368
Undistributed net investment income		720,014
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,422,296)
Net unrealized appreciation (depreciation) on investments		69,398,440
Net Assets, for 5,803,901 shares outstanding		$235,680,526
Net Asset Value, offering price and redemption price per share ($235,680,526 ÷ 5,803,901 shares)		$40.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$1,936,491
Income from Fidelity Central Funds (including $116,290 from security lending)		133,699
Total income		2,070,190
Expenses
Management fee	$611,984
Transfer agent fees	231,828
Accounting and security lending fees	46,271
Custodian fees and expenses	5,573
Independent trustees' fees and expenses	545
Registration fees	25,469
Audit	18,758
Legal	2,321
Miscellaneous	1,607
Total expenses before reductions	944,356
Expense reductions	(16,365)
Total expenses after reductions		927,991
Net investment income (loss)		1,142,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,395,847
Fidelity Central Funds	(257)
Foreign currency transactions	(930)
Total net realized gain (loss)		1,394,660
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,878,511
Assets and liabilities in foreign currencies	75
Total change in net unrealized appreciation (depreciation)		19,878,586
Net gain (loss)		21,273,246
Net increase (decrease) in net assets resulting from operations		$22,415,445

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,142,199	$921,400
Net realized gain (loss)	1,394,660	12,965,036
Change in net unrealized appreciation (depreciation)	19,878,586	15,653,779
Net increase (decrease) in net assets resulting from operations	22,415,445	29,540,215
Distributions to shareholders from net investment income	–	(1,789,780)
Distributions to shareholders from net realized gain	(12,879,990)	(1,551,482)
Total distributions	(12,879,990)	(3,341,262)
Share transactions
Proceeds from sales of shares	51,369,518	19,613,235
Reinvestment of distributions	12,122,143	3,127,012
Cost of shares redeemed	(46,524,522)	(44,412,551)
Net increase (decrease) in net assets resulting from share transactions	16,967,139	(21,672,304)
Redemption fees	–	509
Total increase (decrease) in net assets	26,502,594	4,527,158
Net Assets
Beginning of period	209,177,932	204,650,774
End of period	$235,680,526	$209,177,932
Other Information
Undistributed net investment income end of period	$720,014	$–
Distributions in excess of net investment income end of period	$–	$(422,185)
Shares
Sold	1,354,885	523,886
Issued in reinvestment of distributions	332,752	89,704
Redeemed	(1,228,866)	(1,266,244)
Net increase (decrease)	458,771	(652,654)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Communications Equipment Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.13	$34.12	$26.71	$32.99	$31.24	$24.31
Income from Investment Operations
Net investment income (loss)B	.19	.17	.38	.31	.28	.18
Net realized and unrealized gain (loss)	3.65	5.45C	7.39	(5.64)	3.52	6.95
Total from investment operations	3.84	5.62	7.77	(5.33)	3.80	7.13
Distributions from net investment income	–	(.33)	(.36)	(.30)	(.30)	(.20)
Distributions from net realized gain	(2.36)	(.28)	–	(.65)	(1.75)	–
Total distributions	(2.36)	(.61)	(.36)	(.95)	(2.05)	(.20)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$40.61	$39.13	$34.12	$26.71	$32.99	$31.24
Total ReturnE,F	10.50%	16.71%C	29.24%	(16.38)%	12.49%	29.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.85%	.88%	.90%	.89%	.92%
Expenses net of fee waivers, if any	.83%I	.85%	.88%	.89%	.89%	.92%
Expenses net of all reductions	.82%I	.85%	.88%	.89%	.89%	.90%
Net investment income (loss)	1.01%I	.48%	1.27%	1.04%	.89%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$235,681	$209,178	$204,651	$169,455	$263,631	$347,345
Portfolio turnover rateJ	41%I	56%	38%	30%	42%K	65%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 16.67%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	23.4
Sony Corp.	14.9
Samsung Electronics Co. Ltd.	11.5
HP, Inc.	4.8
NetApp, Inc.	4.8
Dell Technologies, Inc.	4.8
Seagate Technology LLC	3.3
Western Digital Corp.	3.1
Logitech International SA (Reg.)	2.9
Microsoft Corp.	2.6
76.1

Top Industries (% of fund's net assets)

As of August 31, 2018
Technology Hardware, Storage & Peripherals	63.0%
Household Durables	15.3%
Electronic Equipment & Components	6.1%
IT Services	4.1%
Semiconductors & Semiconductor Equipment	3.7%
All Others*	7.8%

* Includes short-term investments and net other assets (liabilities).

Computers Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Electronic Equipment & Components - 6.1%
Electronic Components - 1.3%
LG Display Co. Ltd.	394,852	$7,512,604
Technology Distributors - 4.8%
Dell Technologies, Inc. (a)	283,735	27,286,795

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		34,799,399

Household Durables - 15.3%
Consumer Electronics - 15.3%
LG Electronics, Inc.	30,825	2,122,508
Sony Corp.	1,499,106	85,243,129
		87,365,637
Internet Software & Services - 2.0%
Internet Software & Services - 2.0%
Alphabet, Inc.:
Class A (a)	9,231	11,370,746
Class C (a)	19	23,146
		11,393,892
IT Services - 4.1%
Data Processing & Outsourced Services - 4.1%
MasterCard, Inc. Class A	41,717	8,992,517
PayPal Holdings, Inc. (a)	61,095	5,640,901
Visa, Inc. Class A	60,726	8,920,042
		23,553,460
Semiconductors & Semiconductor Equipment - 3.7%
Semiconductor Equipment - 0.5%
ASML Holding NV	13,566	2,781,708
Semiconductors - 3.2%
Mellanox Technologies Ltd. (a)	165,297	13,752,710
Qualcomm, Inc.	325	22,331
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	107,322	4,679,239
		18,454,280

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		21,235,988

Software - 2.6%
Systems Software - 2.6%
Microsoft Corp.	133,632	15,010,883
Technology Hardware, Storage & Peripherals - 63.0%
Technology Hardware, Storage & Peripherals - 63.0%
Apple, Inc.	588,840	134,037,647
Canon, Inc.	227,698	7,306,060
Cray, Inc. (a)	23,289	505,371
Fujifilm Holdings Corp.	286,949	12,135,482
Hewlett Packard Enterprise Co.	725,288	11,989,011
HP, Inc.	1,129,209	27,835,002
Logitech International SA (Reg.)	335,597	16,564,313
NCR Corp. (a)	124,104	3,525,795
NetApp, Inc.	315,354	27,375,881
Pure Storage, Inc. Class A (a)	118,006	3,167,281
Quanta Computer, Inc.	5,098,819	8,779,027
Samsung Electronics Co. Ltd.	1,514,950	65,807,746
Seagate Technology LLC	353,531	18,928,050
Super Micro Computer, Inc. (a)	58,065	1,190,913
Western Digital Corp.	278,171	17,591,534
Xerox Corp.	160,869	4,481,810
		361,220,923
TOTAL COMMON STOCKS
(Cost $308,551,034)		554,580,182

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.97% (b)
(Cost $7,999,571)	7,997,972	7,999,571
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $316,550,605)		562,579,753
NET OTHER ASSETS (LIABILITIES) - 1.8%		10,427,945
NET ASSETS - 100%		$573,007,698

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,138
Total	$24,138

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$554,580,182	$454,518,389	$100,061,793	$--
Money Market Funds	7,999,571	7,999,571	--	--
Total Investments in Securities:	$562,579,753	$462,517,960	$100,061,793	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$91,798,379

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	57.1%
Japan	18.3%
Korea (South)	13.2%
Ireland	3.3%
Switzerland	2.9%
Israel	2.4%
Taiwan	2.3%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $308,551,034)	$554,580,182
Fidelity Central Funds (cost $7,999,571)	7,999,571
Total Investment in Securities (cost $316,550,605)		$562,579,753
Receivable for investments sold		10,675,860
Receivable for fund shares sold		228,868
Dividends receivable		216,425
Distributions receivable from Fidelity Central Funds		3,386
Prepaid expenses		5,615
Other receivables		171,859
Total assets		573,881,766
Liabilities
Payable for fund shares redeemed	$455,382
Accrued management fee	248,486
Transfer agent fee payable	74,464
Other affiliated payables	17,426
Other payables and accrued expenses	78,310
Total liabilities		874,068
Net Assets		$573,007,698
Net Assets consist of:
Paid in capital		$280,198,944
Undistributed net investment income		2,143,480
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,737,145
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		245,928,129
Net Assets, for 5,543,153 shares outstanding		$573,007,698
Net Asset Value, offering price and redemption price per share ($573,007,698 ÷ 5,543,153 shares)		$103.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$4,237,373
Income from Fidelity Central Funds		24,138
Total income		4,261,511
Expenses
Management fee	$1,452,800
Transfer agent fees	447,625
Accounting fees and expenses	102,507
Custodian fees and expenses	21,768
Independent trustees' fees and expenses	1,314
Registration fees	20,422
Audit	19,049
Legal	3,440
Miscellaneous	10,941
Total expenses before reductions	2,079,866
Expense reductions	(2,412)
Total expenses after reductions		2,077,454
Net investment income (loss)		2,184,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,792,300
Fidelity Central Funds	70
Foreign currency transactions	12,929
Total net realized gain (loss)		45,805,299
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,750,860
Assets and liabilities in foreign currencies	(9,743)
Total change in net unrealized appreciation (depreciation)		12,741,117
Net gain (loss)		58,546,416
Net increase (decrease) in net assets resulting from operations		$60,730,473

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,184,057	$3,955,582
Net realized gain (loss)	45,805,299	45,050,304
Change in net unrealized appreciation (depreciation)	12,741,117	66,098,365
Net increase (decrease) in net assets resulting from operations	60,730,473	115,104,251
Distributions to shareholders from net investment income	–	(4,051,079)
Distributions to shareholders from net realized gain	(1,809,040)	(53,152,316)
Total distributions	(1,809,040)	(57,203,395)
Share transactions
Proceeds from sales of shares	14,155,559	135,247,709
Reinvestment of distributions	1,723,451	54,503,094
Cost of shares redeemed	(40,124,255)	(182,074,270)
Net increase (decrease) in net assets resulting from share transactions	(24,245,245)	7,676,533
Redemption fees	–	8,857
Total increase (decrease) in net assets	34,676,188	65,586,246
Net Assets
Beginning of period	538,331,510	472,745,264
End of period	$573,007,698	$538,331,510
Other Information
Undistributed net investment income end of period	$2,143,480	$–
Distributions in excess of net investment income end of period	$–	$(40,577)
Shares
Sold	147,766	1,547,276
Issued in reinvestment of distributions	18,842	617,683
Redeemed	(424,023)	(2,059,450)
Net increase (decrease)	(257,415)	105,509

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Computers Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$92.81	$83.01	$62.46	$83.28	$75.46	$64.51
Income from Investment Operations
Net investment income (loss)B	.39	.67	.73	.69	.45	.59
Net realized and unrealized gain (loss)	10.49	19.24	24.69	(18.42)	9.61	15.76
Total from investment operations	10.88	19.91	25.42	(17.73)	10.06	16.35
Distributions from net investment income	–	(.73)C	(.88)	(.80)	(.47)	(.53)
Distributions from net realized gain	(.32)	(9.38)C	(4.00)	(2.29)	(1.77)	(4.87)
Total distributions	(.32)	(10.11)	(4.87)D	(3.09)	(2.24)	(5.40)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$103.37	$92.81	$83.01	$62.46	$83.28	$75.46
Total ReturnF,G	11.76%	24.82%	41.57%	(21.56)%	13.36%	27.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.79%	.81%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.77%J	.79%	.81%	.80%	.80%	.82%
Expenses net of all reductions	.77%J	.78%	.81%	.79%	.80%	.82%
Net investment income (loss)	.81%J	.75%	1.01%	.91%	.57%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$573,008	$538,332	$472,745	$388,554	$808,852	$679,323
Portfolio turnover rateK	33%J	57%	49%	31%	46%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $4.87 per share is comprised of distributions from net investment income of $.879 and distributions from net realized gain of $3.995 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Visa, Inc. Class A	17.8
MasterCard, Inc. Class A	12.9
PayPal Holdings, Inc.	6.1
Cognizant Technology Solutions Corp. Class A	5.4
IBM Corp.	4.2
Accenture PLC Class A	4.2
Worldpay, Inc.	3.2
EPAM Systems, Inc.	2.9
Leidos Holdings, Inc.	2.8
FleetCor Technologies, Inc.	2.7
62.2

Top Industries (% of fund's net assets)

As of August 31, 2018
IT Services	88.4%
Software	6.2%
Internet Software & Services	3.4%
Professional Services	1.0%
All Others*	1.0%

* Includes short-term investments and net other assets (liabilities).

IT Services Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Internet Software & Services - 3.4%
Internet Software & Services - 3.4%
DocuSign, Inc. (a)	6,700	$418,348
GoDaddy, Inc. (b)	841,027	68,510,059
Wix.com Ltd. (b)	276,417	30,709,929
		99,638,336
IT Services - 88.4%
Data Processing & Outsourced Services - 59.4%
Adyen BV (c)	1,500	1,051,640
Alliance Data Systems Corp.	304,548	72,659,062
Amadeus IT Holding SA Class A	800	74,214
Automatic Data Processing, Inc.	326,000	47,840,500
Convergys Corp.	8,200	202,786
CoreLogic, Inc. (b)	2,700	137,268
Euronet Worldwide, Inc. (b)	2,800	273,840
EVERTEC, Inc.	13,800	331,890
ExlService Holdings, Inc. (b)	3,570	228,766
Fidelity National Information Services, Inc.	356,000	38,508,520
First Data Corp. Class A (b)	2,916,630	75,015,724
Fiserv, Inc. (b)	373,700	29,922,159
FleetCor Technologies, Inc. (b)	370,800	79,254,792
Genpact Ltd.	2,325,380	71,249,643
Global Payments, Inc.	615,081	76,626,791
Jack Henry & Associates, Inc.	1,600	253,504
MasterCard, Inc. Class A	1,731,900	373,328,364
Paychex, Inc.	77,300	5,662,225
PayPal Holdings, Inc. (b)	1,908,800	176,239,504
Syntel, Inc. (b)	7,700	313,698
The Western Union Co.	5,000	94,600
Total System Services, Inc.	146,800	14,260,152
Travelport Worldwide Ltd.	316,024	5,868,566
Ttec Holdings, Inc.	2,000	52,400
Visa, Inc. Class A	3,524,248	517,676,787
WEX, Inc. (b)	700	133,154
WNS Holdings Ltd. sponsored ADR (b)	905,992	46,957,565
Worldpay, Inc. (b)	936,800	91,234,952
		1,725,453,066
IT Consulting & Other Services - 29.0%
Accenture PLC Class A	713,580	120,644,971
Acxiom Corp. (b)	6,100	278,709
Amdocs Ltd.	157,100	10,255,488
Booz Allen Hamilton Holding Corp. Class A	1,023,900	52,382,724
Capgemini SA	302,300	38,861,591
Cognizant Technology Solutions Corp. Class A	1,991,632	156,203,698
Conduent, Inc. (b)	370,300	8,583,554
DXC Technology Co.	610,800	55,637,772
Endava PLC ADR (b)	203,700	5,341,014
EPAM Systems, Inc. (b)	588,500	84,114,305
IBM Corp.	840,450	123,109,116
Leidos Holdings, Inc.	1,152,525	81,564,194
Luxoft Holding, Inc. (b)	893,192	41,622,747
Netcompany Group A/S	47,700	1,931,114
Perspecta, Inc.	14,868	345,830
Science Applications International Corp.	800	72,176
Teradata Corp. (b)	3,500	145,145
Virtusa Corp. (b)	1,044,070	60,827,518
		841,921,666

TOTAL IT SERVICES		2,567,374,732

Professional Services - 1.0%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (b)	285,100	15,252,850
Research & Consulting Services - 0.5%
ICF International, Inc.	174,511	14,248,823

TOTAL PROFESSIONAL SERVICES		29,501,673

Software - 6.2%
Application Software - 6.2%
Adobe Systems, Inc. (b)	139,969	36,883,231
Black Knight, Inc. (b)	1,027,100	54,847,140
Ceridian HCM Holding, Inc. (a)	119,673	4,607,411
Intuit, Inc.	269,400	59,125,218
Paylocity Holding Corp. (b)	14,400	1,143,936
SS&C Technologies Holdings, Inc.	369,100	21,902,394
		178,509,330
TOTAL COMMON STOCKS
(Cost $1,556,687,635)		2,875,024,071

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.97% (d)	28,772,865	28,778,619
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	3,211,436	3,211,757
TOTAL MONEY MARKET FUNDS
(Cost $31,990,376)		31,990,376
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,588,678,011)		2,907,014,447
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,675,986)
NET ASSETS - 100%		$2,904,338,461

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,051,640 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$203,826
Fidelity Securities Lending Cash Central Fund	2,901
Total	$206,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,875,024,071	$2,875,024,071	$--	$--
Money Market Funds	31,990,376	31,990,376	--	--
Total Investments in Securities:	$2,907,014,447	$2,907,014,447	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$40,044,950

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.1%
Ireland	4.2%
Bermuda	2.7%
Bailiwick of Jersey	1.6%
British Virgin Islands	1.4%
France	1.3%
Israel	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,114,804) — See accompanying schedule: Unaffiliated issuers (cost $1,556,687,635)	$2,875,024,071
Fidelity Central Funds (cost $31,990,376)	31,990,376
Total Investment in Securities (cost $1,588,678,011)		$2,907,014,447
Receivable for investments sold		3,759,258
Receivable for fund shares sold		5,160,164
Dividends receivable		2,251,295
Distributions receivable from Fidelity Central Funds		54,492
Prepaid expenses		24,491
Other receivables		37,876
Total assets		2,918,302,023
Liabilities
Payable for investments purchased	$7,249,096
Payable for fund shares redeemed	1,795,508
Accrued management fee	1,245,743
Other affiliated payables	430,728
Other payables and accrued expenses	30,687
Collateral on securities loaned	3,211,800
Total liabilities		13,963,562
Net Assets		$2,904,338,461
Net Assets consist of:
Paid in capital		$1,524,092,539
Undistributed net investment income		703,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,215,022
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,318,327,536
Net Assets, for 43,383,411 shares outstanding		$2,904,338,461
Net Asset Value, offering price and redemption price per share ($2,904,338,461 ÷ 43,383,411 shares)		$66.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$9,793,873
Income from Fidelity Central Funds (including $2,901 from security lending)		206,727
Total income		10,000,600
Expenses
Management fee	$6,771,491
Transfer agent fees	2,070,431
Accounting and security lending fees	373,632
Custodian fees and expenses	14,492
Independent trustees' fees and expenses	5,933
Registration fees	51,562
Audit	26,597
Legal	10,769
Miscellaneous	9,979
Total expenses before reductions	9,334,886
Expense reductions	(41,021)
Total expenses after reductions		9,293,865
Net investment income (loss)		706,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,203,882
Fidelity Central Funds	(1,386)
Foreign currency transactions	(686)
Total net realized gain (loss)		63,201,810
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	319,103,872
Assets and liabilities in foreign currencies	(1,566)
Total change in net unrealized appreciation (depreciation)		319,102,306
Net gain (loss)		382,304,116
Net increase (decrease) in net assets resulting from operations		$383,010,851

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$706,735	$1,434,598
Net realized gain (loss)	63,201,810	90,645,455
Change in net unrealized appreciation (depreciation)	319,102,306	484,745,291
Net increase (decrease) in net assets resulting from operations	383,010,851	576,825,344
Distributions to shareholders from net investment income	(391,622)	(863,213)
Distributions to shareholders from net realized gain	(35,167,426)	(62,255,457)
Total distributions	(35,559,048)	(63,118,670)
Share transactions
Proceeds from sales of shares	463,344,202	451,323,420
Reinvestment of distributions	33,806,078	60,224,569
Cost of shares redeemed	(224,415,324)	(404,904,553)
Net increase (decrease) in net assets resulting from share transactions	272,734,956	106,643,436
Total increase (decrease) in net assets	620,186,759	620,350,110
Net Assets
Beginning of period	2,284,151,702	1,663,801,592
End of period	$2,904,338,461	$2,284,151,702
Other Information
Undistributed net investment income end of period	$703,364	$388,251
Shares
Sold	7,551,087	8,580,519
Issued in reinvestment of distributions	595,807	1,157,339
Redeemed	(3,682,353)	(7,927,102)
Net increase (decrease)	4,464,541	1,810,756

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.69	$44.84	$37.16	$38.88	$37.86	$27.53
Income from Investment Operations
Net investment income (loss)B	.02	.04	.13C	(.02)	(.03)	(.03)
Net realized and unrealized gain (loss)	9.15	15.50	7.68	(.15)	4.06	11.42
Total from investment operations	9.17	15.54	7.81	(.17)	4.03	11.39
Distributions from net investment income	(.01)	(.02)	(.13)	–	(.01)	–
Distributions from net realized gain	(.90)	(1.67)	–	(1.55)	(3.01)	(1.06)
Total distributions	(.91)	(1.69)	(.13)	(1.55)	(3.01)D	(1.06)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$66.95	$58.69	$44.84	$37.16	$38.88	$37.86
Total ReturnF,G	15.90%	35.17%	21.05%	(.59)%	11.16%	41.66%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%J	.77%	.79%	.81%	.81%	.84%
Expenses net of fee waivers, if any	.74%J	.77%	.79%	.81%	.81%	.84%
Expenses net of all reductions	.74%J	.77%	.79%	.80%	.81%	.83%
Net investment income (loss)	.06%J	.08%	.33%C	(.06)%	(.07)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,904,338	$2,284,152	$1,663,802	$1,894,175	$941,998	$1,653,572
Portfolio turnover rateK	20%J	26%	27%	24%	56%	74%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 D Total distributions of $3.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $3.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Intel Corp.	13.5
Broadcom, Inc.	11.0
NVIDIA Corp.	10.8
Qualcomm, Inc.	8.4
Applied Materials, Inc.	6.2
NXP Semiconductors NV	5.0
Lam Research Corp.	5.0
Micron Technology, Inc.	4.9
Marvell Technology Group Ltd.	4.9
Analog Devices, Inc.	4.0
73.7

Top Industries (% of fund's net assets)

As of August 31, 2018
Semiconductors & Semiconductor Equipment	90.6%
Electronic Equipment & Components	4.8%
Technology Hardware, Storage & Peripherals	1.9%
Communications Equipment	1.2%
All Others*	1.5%

* Includes short-term investments and net other assets (liabilities).

Semiconductors Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Communications Equipment - 1.2%
Communications Equipment - 1.2%
Finisar Corp. (a)	874,300	$17,835,720
Quantenna Communications, Inc. (a)	1,365,095	24,940,286
		42,776,006
Electronic Equipment & Components - 4.8%
Electronic Manufacturing Services - 4.5%
Flextronics International Ltd. (a)	1,705,900	23,524,361
Jabil, Inc.	3,027,937	89,505,818
TTM Technologies, Inc. (a)	2,494,439	46,646,009
		159,676,188
Technology Distributors - 0.3%
SYNNEX Corp.	55,800	5,410,926
Tech Data Corp. (a)	93,800	6,823,950
		12,234,876

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		171,911,064

Semiconductors & Semiconductor Equipment - 90.6%
Semiconductor Equipment - 14.1%
Advanced Energy Industries, Inc. (a)	571,000	34,020,180
Applied Materials, Inc.	5,157,600	221,879,952
Ichor Holdings Ltd. (a)(b)	520,500	13,496,565
Lam Research Corp.	1,025,073	177,429,886
MKS Instruments, Inc.	434,000	40,318,600
PDF Solutions, Inc. (a)(b)	816,320	7,118,310
Xperi Corp.	526,300	8,262,910
		502,526,403
Semiconductors - 76.5%
Alpha & Omega Semiconductor Ltd. (a)	823,700	11,704,777
Ambarella, Inc. (a)(b)	284,900	10,914,519
Analog Devices, Inc.	1,453,596	143,687,965
Broadcom, Inc.	1,787,500	391,516,125
Cirrus Logic, Inc. (a)	405,100	17,804,145
Inphi Corp. (a)(b)	1,613,795	59,823,381
Intel Corp.	9,937,171	481,257,187
MACOM Technology Solutions Holdings, Inc. (a)(b)	2,702,800	62,299,540
Marvell Technology Group Ltd.	8,466,019	175,077,273
MaxLinear, Inc. Class A (a)	2,891,931	55,756,430
Microchip Technology, Inc. (b)	1,108,000	95,321,240
Micron Technology, Inc. (a)	3,351,140	176,001,873
NVIDIA Corp.	1,379,592	387,223,883
NXP Semiconductors NV (a)	1,907,069	177,624,407
O2Micro International Ltd. sponsored ADR (a)	739,800	1,716,336
ON Semiconductor Corp. (a)	4,536,546	96,809,892
Qorvo, Inc. (a)	308,524	24,709,687
Qualcomm, Inc.	4,386,184	301,374,703
Renesas Electronics Corp. (a)	2,429,425	18,366,637
Sanken Electric Co. Ltd.	1,108,000	6,352,228
SK Hynix, Inc.	108,510	8,074,819
Synaptics, Inc. (a)	366,300	17,677,638
Tower Semiconductor Ltd. (a)	627,500	13,679,500
		2,734,774,185

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,237,300,588

Technology Hardware, Storage & Peripherals - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co. Ltd.	1,168,389	50,753,521
Super Micro Computer, Inc. (a)	408,696	8,382,355
Western Digital Corp.	111,800	7,070,232
		66,206,108
TOTAL COMMON STOCKS
(Cost $2,772,208,974)		3,518,193,766

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.97% (c)	41,394,964	41,403,243
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	134,788,895	134,802,374
TOTAL MONEY MARKET FUNDS
(Cost $176,205,617)		176,205,617
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $2,948,414,591)		3,694,399,383
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(121,584,641)
NET ASSETS - 100%		$3,572,814,742

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$448,833
Fidelity Securities Lending Cash Central Fund	615,353
Total	$1,064,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MACOM Technology Solutions Holdings, Inc.	$73,590,990	$3,055,620	$19,590,806	$--	$(11,662,420)	$16,906,156	$--
Quantenna Communications, Inc.	48,428,806	--	33,435,990	--	1,584,861	8,362,609	--
Total	$122,019,796	$3,055,620	$53,026,796	$--	$(10,077,559)	$25,268,765	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,518,193,766	$3,518,193,766	$--	$--
Money Market Funds	176,205,617	176,205,617	--	--
Total Investments in Securities:	$3,694,399,383	$3,694,399,383	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$107,256,020

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.7%
Bermuda	5.2%
Netherlands	5.0%
Korea (South)	1.6%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $133,657,800) — See accompanying schedule: Unaffiliated issuers (cost $2,772,208,974)	$3,518,193,766
Fidelity Central Funds (cost $176,205,617)	176,205,617
Total Investment in Securities (cost $2,948,414,591)		$3,694,399,383
Receivable for investments sold		29,834,275
Receivable for fund shares sold		2,363,774
Dividends receivable		6,911,168
Distributions receivable from Fidelity Central Funds		111,252
Prepaid expenses		38,430
Other receivables		548,048
Total assets		3,734,206,330
Liabilities
Payable for investments purchased	$14,676,852
Payable for fund shares redeemed	9,529,786
Accrued management fee	1,592,743
Other affiliated payables	546,678
Other payables and accrued expenses	248,496
Collateral on securities loaned	134,797,033
Total liabilities		161,391,588
Net Assets		$3,572,814,742
Net Assets consist of:
Paid in capital		$2,567,921,184
Undistributed net investment income		2,865,117
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		256,043,479
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,984,962
Net Assets, for 307,869,933 shares outstanding		$3,572,814,742
Net Asset Value, offering price and redemption price per share ($3,572,814,742 ÷ 307,869,933 shares)		$11.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$25,829,690
Income from Fidelity Central Funds (including $615,353 from security lending)		1,064,186
Total income		26,893,876
Expenses
Management fee	$9,838,393
Transfer agent fees	2,789,236
Accounting and security lending fees	528,676
Custodian fees and expenses	53,818
Independent trustees' fees and expenses	8,986
Registration fees	52,742
Audit	18,946
Legal	19,774
Interest	4,037
Miscellaneous	15,950
Total expenses before reductions	13,330,558
Expense reductions	(590,824)
Total expenses after reductions		12,739,734
Net investment income (loss)		14,154,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	274,104,703
Fidelity Central Funds	10,240
Other affiliated issuers	(10,077,558)
Foreign currency transactions	(81,914)
Total net realized gain (loss)		263,955,471
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(153,270,216)
Fidelity Central Funds	(10,727)
Other affiliated issuers	25,268,764
Assets and liabilities in foreign currencies	2,814
Total change in net unrealized appreciation (depreciation)		(128,009,365)
Net gain (loss)		135,946,106
Net increase (decrease) in net assets resulting from operations		$150,100,248

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,154,142	$15,302,171
Net realized gain (loss)	263,955,471	561,183,337
Change in net unrealized appreciation (depreciation)	(128,009,365)	363,549,432
Net increase (decrease) in net assets resulting from operations	150,100,248	940,034,940
Distributions to shareholders from net investment income	–	(33,424,828)
Distributions to shareholders from net realized gain	(201,973,110)	(438,241,980)
Total distributions	(201,973,110)	(471,666,808)
Share transactions
Proceeds from sales of shares	374,492,595	1,113,948,684
Reinvestment of distributions	193,238,602	451,720,104
Cost of shares redeemed	(595,608,986)	(1,393,950,572)
Net increase (decrease) in net assets resulting from share transactions	(27,877,789)	171,718,216
Redemption fees	–	107,527
Total increase (decrease) in net assets	(79,750,651)	640,193,875
Net Assets
Beginning of period	3,652,565,393	3,012,371,518
End of period	$3,572,814,742	$3,652,565,393
Other Information
Undistributed net investment income end of period	$2,865,117	$–
Distributions in excess of net investment income end of period	$–	$(11,289,025)
Shares(a)
Sold	32,167,177	100,161,140
Issued in reinvestment of distributions	17,538,508	41,600,750
Redeemed	(52,249,282)	(128,899,350)
Net increase (decrease)	(2,543,597)	12,862,540

 (a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Semiconductors Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$11.77	$10.12	$6.99	$8.95	$6.83	$4.98
Income from Investment Operations
Net investment income (loss)C	.04	.05	.10	.07	.05	.04
Net realized and unrealized gain (loss)	.45	3.24	3.40	(.88)	2.33	1.85
Total from investment operations	.49	3.29	3.50	(.81)	2.38	1.89
Distributions from net investment income	–	(.12)	(.07)	(.08)	(.05)	(.03)
Distributions from net realized gain	(.66)	(1.52)	(.30)	(1.07)	(.21)	(.01)
Total distributions	(.66)	(1.64)	(.37)	(1.15)	(.26)	(.04)
Redemption fees added to paid in capitalC	–	–D	–D	–D	–D	–D
Net asset value, end of period	$11.60	$11.77	$10.12	$6.99	$8.95	$6.83
Total ReturnE,F	4.43%	34.20%	51.79%	(10.44)%	34.91%	38.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.75%	.77%	.77%	.78%	.82%
Expenses net of fee waivers, if any	.73%I	.75%	.77%	.77%	.78%	.82%
Expenses net of all reductions	.70%I	.74%	.75%	.74%	.77%	.79%
Net investment income (loss)	.78%I	.47%	1.19%	.88%	.61%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$3,572,815	$3,652,565	$3,012,372	$1,338,175	$2,395,039	$1,253,853
Portfolio turnover rateJ	154%I	110%	110%	179%	132%K	186%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Microsoft Corp.	19.7
Facebook, Inc. Class A	9.7
Alphabet, Inc. Class C	9.2
Alphabet, Inc. Class A	7.8
Adobe Systems, Inc.	4.2
Visa, Inc. Class A	3.6
Salesforce.com, Inc.	3.1
Oracle Corp.	2.3
PayPal Holdings, Inc.	2.1
Cognizant Technology Solutions Corp. Class A	2.1
63.8

Top Industries (% of fund's net assets)

As of August 31, 2018
Software	40.0%
Internet Software & Services	31.8%
IT Services	18.8%
Electronic Equipment & Components	1.2%
Semiconductors & Semiconductor Equipment	1.2%
All Others*	7.0%

* Includes short-term investments and net other assets (liabilities).

Software and IT Services Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Electronic Equipment & Components - 1.2%
Electronic Equipment & Instruments - 0.5%
Trimble, Inc. (a)	762,900	$32,118,090
Technology Distributors - 0.7%
Dell Technologies, Inc. (a)	532,200	51,181,674

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		83,299,764

Health Care Technology - 0.2%
Health Care Technology - 0.2%
Inovalon Holdings, Inc. Class A (a)(b)	1,009,800	11,107,800
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
The Booking Holdings, Inc. (a)	28,000	54,643,400
Internet Software & Services - 31.8%
Internet Software & Services - 31.8%
Akamai Technologies, Inc. (a)	1,381,900	103,835,966
Alibaba Group Holding Ltd. sponsored ADR (a)	325,800	57,018,258
Alphabet, Inc.:
Class A (a)	436,400	537,557,520
Class C (a)	519,160	632,435,520
eBay, Inc. (a)	899,500	31,131,695
Facebook, Inc. Class A (a)	3,799,500	667,686,135
Instructure, Inc. (a)	475,681	19,479,137
Match Group, Inc. (a)(b)	473,500	23,698,675
MercadoLibre, Inc.	156,900	53,724,129
Mix Telematics Ltd.	5,844,696	3,801,324
SPS Commerce, Inc. (a)	393,500	38,669,245
Twitter, Inc. (a)	336,500	11,838,070
		2,180,875,674
IT Services - 18.8%
Data Processing & Outsourced Services - 12.8%
Alliance Data Systems Corp.	292,800	69,856,224
ExlService Holdings, Inc. (a)	510,100	32,687,208
Fidelity National Information Services, Inc.	351,100	37,978,487
FleetCor Technologies, Inc. (a)	332,500	71,068,550
Global Payments, Inc.	163,700	20,393,746
MasterCard, Inc. Class A	653,100	140,782,236
MoneyGram International, Inc. (a)	533,000	3,469,830
NIC, Inc.	2,370,900	39,831,120
PayPal Holdings, Inc. (a)	1,593,900	147,164,787
The Western Union Co.	580,226	10,977,876
Total System Services, Inc.	608,500	59,109,690
Visa, Inc. Class A	1,664,820	244,545,410
		877,865,164
IT Consulting & Other Services - 6.0%
Capgemini SA	400,800	51,524,068
Cognizant Technology Solutions Corp. Class A	1,823,300	143,001,419
Gartner, Inc. (a)	373,900	55,995,264
IBM Corp.	869,500	127,364,360
Leidos Holdings, Inc.	528,200	37,380,714
		415,265,825

TOTAL IT SERVICES		1,293,130,989

Professional Services - 0.1%
Research & Consulting Services - 0.1%
Nielsen Holdings PLC	180,700	4,698,200
Semiconductors & Semiconductor Equipment - 1.2%
Semiconductors - 1.2%
Broadcom, Inc.	61,900	13,557,957
Qualcomm, Inc.	956,500	65,721,115
		79,279,072
Software - 40.0%
Application Software - 12.5%
Adobe Systems, Inc. (a)	1,110,400	292,601,504
Autodesk, Inc. (a)	480,000	74,088,000
Citrix Systems, Inc. (a)	465,350	53,059,207
Constellation Software, Inc.	52,000	39,651,096
Deem, Inc. (a)(c)(d)	124,895	62,448
Micro Focus International PLC	1,885,700	32,013,279
Monotype Imaging Holdings, Inc.	1,403,600	28,914,160
Nuance Communications, Inc. (a)	878,200	14,332,224
Salesforce.com, Inc. (a)	1,393,026	212,687,210
Ultimate Software Group, Inc. (a)	170,900	52,922,603
Workday, Inc. Class A (a)	392,500	60,656,950
		860,988,681
Home Entertainment Software - 3.1%
Activision Blizzard, Inc.	1,540,600	111,077,260
Electronic Arts, Inc. (a)	878,000	99,573,980
		210,651,240
Systems Software - 24.4%
Check Point Software Technologies Ltd. (a)	217,800	25,306,182
Microsoft Corp.	12,029,100	1,351,228,802
Oracle Corp.	3,335,800	162,053,164
Red Hat, Inc. (a)	416,800	61,573,864
Symantec Corp.	3,669,300	73,973,088
		1,674,135,100

TOTAL SOFTWARE		2,745,775,021

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	113,900	25,927,057
TOTAL COMMON STOCKS
(Cost $3,439,692,815)		6,478,736,977

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 1.97% (e)	373,555,021	373,629,732
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	35,038,170	35,041,673
TOTAL MONEY MARKET FUNDS
(Cost $408,658,899)		408,671,405
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $3,848,351,714)		6,887,408,382
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(28,795,463)
NET ASSETS - 100%		$6,858,612,919

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,448 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,248,934
Fidelity Securities Lending Cash Central Fund	105,656
Total	$2,354,590

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,478,736,977	$6,442,859,926	$35,814,603	$62,448
Money Market Funds	408,671,405	408,671,405	--	--
Total Investments in Securities:	$6,887,408,382	$6,851,531,331	$35,814,603	$62,448

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,689,975) — See accompanying schedule: Unaffiliated issuers (cost $3,439,692,815)	$6,478,736,977
Fidelity Central Funds (cost $408,658,899)	408,671,405
Total Investment in Securities (cost $3,848,351,714)		$6,887,408,382
Receivable for fund shares sold		8,670,632
Dividends receivable		7,222,220
Distributions receivable from Fidelity Central Funds		612,569
Prepaid expenses		59,130
Other receivables		455,684
Total assets		6,904,428,617
Liabilities
Payable for fund shares redeemed	$6,568,238
Accrued management fee	3,005,684
Other affiliated payables	897,955
Other payables and accrued expenses	305,396
Collateral on securities loaned	35,038,425
Total liabilities		45,815,698
Net Assets		$6,858,612,919
Net Assets consist of:
Paid in capital		$3,588,301,129
Undistributed net investment income		1,653,564
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		229,687,571
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,038,970,655
Net Assets, for 346,181,785 shares outstanding		$6,858,612,919
Net Asset Value, offering price and redemption price per share ($6,858,612,919 ÷ 346,181,785 shares)		$19.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$20,985,164
Income from Fidelity Central Funds (including $105,656 from security lending)		2,354,590
Total income		23,339,754
Expenses
Management fee	$16,261,575
Transfer agent fees	4,514,168
Accounting and security lending fees	564,768
Custodian fees and expenses	35,804
Independent trustees' fees and expenses	14,251
Registration fees	116,777
Audit	26,117
Legal	25,481
Miscellaneous	23,931
Total expenses before reductions	21,582,872
Expense reductions	(152,616)
Total expenses after reductions		21,430,256
Net investment income (loss)		1,909,498
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	231,265,914
Fidelity Central Funds	(637)
Foreign currency transactions	(7,434)
Total net realized gain (loss)		231,257,843
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	508,340,937
Assets and liabilities in foreign currencies	(12,460)
Total change in net unrealized appreciation (depreciation)		508,328,477
Net gain (loss)		739,586,320
Net increase (decrease) in net assets resulting from operations		$741,495,818

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,909,498	$(4,237,571)
Net realized gain (loss)	231,257,843	370,990,830
Change in net unrealized appreciation (depreciation)	508,328,477	1,088,676,746
Net increase (decrease) in net assets resulting from operations	741,495,818	1,455,430,005
Distributions to shareholders from net realized gain	(104,858,816)	(340,316,912)
Share transactions
Proceeds from sales of shares	1,028,054,855	1,063,695,918
Reinvestment of distributions	99,493,598	323,675,323
Cost of shares redeemed	(444,929,211)	(1,118,562,434)
Net increase (decrease) in net assets resulting from share transactions	682,619,242	268,808,807
Total increase (decrease) in net assets	1,319,256,244	1,383,921,900
Net Assets
Beginning of period	5,539,356,675	4,155,434,775
End of period	$6,858,612,919	$5,539,356,675
Other Information
Undistributed net investment income end of period	$1,653,564	$–
Accumulated net investment loss end of period	$–	$(255,934)
Shares(a)
Sold	54,859,885	65,901,780
Issued in reinvestment of distributions	5,832,323	20,589,570
Redeemed	(24,120,623)	(71,893,660)
Net increase (decrease)	36,571,585	14,597,690

 (a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Software and IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$17.89	$14.09	$11.11	$11.94	$12.44	$8.80
Income from Investment Operations
Net investment income (loss)C	.01	(.02)	(.01)	.01	(.02)	.01
Net realized and unrealized gain (loss)	2.25	5.01	3.50	(.20)	.73	4.19
Total from investment operations	2.26	4.99	3.49	(.19)	.71	4.20
Distributions from net investment income	–	–	(.01)	(.01)	–	–
Distributions from net realized gain	(.34)	(1.19)	(.50)	(.63)	(1.21)	(.56)
Total distributions	(.34)	(1.19)	(.51)	(.64)	(1.21)	(.56)
Redemption fees added to paid in capitalC	–	–	–D	–D	–D	–D
Net asset value, end of period	$19.81	$17.89	$14.09	$11.11	$11.94	$12.44
Total ReturnE,F	12.91%	36.76%	31.83%	(1.84)%	6.33%	48.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.73%	.76%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.71%I	.73%	.76%	.76%	.77%	.79%
Expenses net of all reductions	.71%I	.73%	.75%	.76%	.77%	.78%
Net investment income (loss)	.06%I	(.09)%	(.11)%	.10%	(.15)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$6,858,613	$5,539,357	$4,155,435	$2,971,370	$3,012,792	$3,844,505
Portfolio turnover rateJ	28%I	31%	44%	36%	53%	87%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Microsoft Corp.	13.5
NVIDIA Corp.	6.3
Apple, Inc.	5.0
Activision Blizzard, Inc.	3.8
Facebook, Inc. Class A	3.4
Adobe Systems, Inc.	3.1
Parametric Technology Corp.	3.1
PayPal Holdings, Inc.	3.0
Salesforce.com, Inc.	3.0
Electronic Arts, Inc.	2.7
46.9

Top Industries (% of fund's net assets)

As of August 31, 2018
Software	42.1%
Semiconductors & Semiconductor Equipment	20.2%
Internet Software & Services	12.2%
IT Services	6.0%
Electronic Equipment & Components	5.1%
All Others*	14.4%

* Includes short-term investments and net other assets (liabilities).

Technology Portfolio

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
Best, Inc. ADR (a)	103,776	$772,093
Automobiles - 2.2%
Automobile Manufacturers - 2.2%
Tesla, Inc. (a)(b)	479,856	144,753,361
Communications Equipment - 0.3%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (b)	399,800	12,669,662
Lumentum Holdings, Inc. (a)(b)	108,600	7,373,940
		20,043,602
Consumer Finance - 0.0%
Consumer Finance - 0.0%
51 Credit Card, Inc.	2,336,000	2,357,206
Diversified Consumer Services - 0.0%
Education Services - 0.0%
China Online Education Group sponsored ADR (a)(b)	5,848	53,392
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Jianpu Technology, Inc. ADR (a)(b)	1,744,900	8,986,235
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
BizLink Holding, Inc.	1,124,505	5,848,775
Electronic Equipment & Components - 5.1%
Electronic Components - 2.3%
E Ink Holdings, Inc.	5,176,000	6,194,456
LG Innotek Co. Ltd.	382,271	49,182,227
Murata Manufacturing Co. Ltd.	227,900	39,350,747
Samsung Electro-Mechanics Co. Ltd.	239,600	34,585,784
Taiyo Yuden Co. Ltd.	226,400	6,673,207
Yageo Corp.	478,000	10,879,932
		146,866,353
Electronic Equipment & Instruments - 1.8%
Chroma ATE, Inc.	4,224,644	23,350,850
Hitachi High-Technologies Corp.	464,300	18,240,208
Trimble, Inc. (b)	1,872,221	78,820,504
		120,411,562
Technology Distributors - 1.0%
Dell Technologies, Inc. (b)	658,152	63,294,478

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		330,572,393

Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C (c)(d)	4,366,389	24,495,442
Internet & Direct Marketing Retail - 1.7%
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (b)	27,100	54,544,441
China Internet Plus Holdings Ltd. Class B (b)(c)(d)	759,582	3,615,610
Netflix, Inc. (b)	133,100	48,938,208
		107,098,259
Internet Software & Services - 11.6%
Internet Software & Services - 11.6%
Alibaba Group Holding Ltd. sponsored ADR (b)	360,600	63,108,606
Alphabet, Inc.:
Class A (b)	102,903	126,755,915
Class C (b)	104,168	126,896,416
Envestnet, Inc. (b)	334	21,109
Facebook, Inc. Class A (b)	1,274,974	224,051,181
GoDaddy, Inc. (b)	424,700	34,596,062
MercadoLibre, Inc.	90,300	30,919,623
NetEase, Inc. ADR	308,300	60,953,993
Nutanix, Inc.:
Class A (b)	296,700	16,710,144
Class B (b)(e)	72,872	4,104,151
Okta, Inc. (b)	152,300	9,416,709
Xunlei Ltd. sponsored ADR (a)(b)	2,502,605	23,824,800
Yandex NV Series A (b)	1,016,200	32,650,506
		754,009,215
IT Services - 6.0%
Data Processing & Outsourced Services - 5.5%
Adyen BV (e)	3,500	2,453,826
FleetCor Technologies, Inc. (b)	223,100	47,685,394
Global Payments, Inc.	183,600	22,872,888
PayPal Holdings, Inc. (b)	2,102,800	194,151,524
Square, Inc. (b)	1,039,800	92,167,872
		359,331,504
IT Consulting & Other Services - 0.5%
DXC Technology Co.	343,900	31,325,851

TOTAL IT SERVICES		390,657,355

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)(c)	1,015,442	1,629,158
Machinery - 0.8%
Industrial Machinery - 0.8%
Minebea Mitsumi, Inc.	2,588,819	48,602,974
Professional Services - 0.4%
Human Resource & Employment Services - 0.4%
SMS Co., Ltd.	1,318,800	25,020,524
Semiconductors & Semiconductor Equipment - 20.2%
Semiconductor Equipment - 2.3%
ASM Pacific Technology Ltd.	832,500	8,782,418
ASML Holding NV	63,600	13,041,180
ASML Holding NV (Netherlands)	84,900	17,359,944
Ferrotec Holdings Corp. (a)	500,000	6,417,064
Lam Research Corp.	204,500	35,396,905
Screen Holdings Co. Ltd.	229,600	17,378,598
Sino-American Silicon Products, Inc.	18,465,000	52,987,674
		151,363,783
Semiconductors - 17.9%
Advanced Micro Devices, Inc. (b)	3,198,900	80,516,313
ams AG	900,889	71,364,723
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)(b)	283,218	3,863,094
Cree, Inc. (b)	408,800	19,667,368
Himax Technologies, Inc. sponsored ADR (a)	6,303,283	40,530,110
International Quantum Epitaxy PLC (a)(b)	4,428,951	5,592,624
MACOM Technology Solutions Holdings, Inc. (a)(b)	680,400	15,683,220
Marvell Technology Group Ltd.	6,770,554	140,015,057
Nanya Technology Corp.	28,977,000	65,861,113
NVIDIA Corp.	1,447,950	406,410,606
NXP Semiconductors NV (b)	673,600	62,739,104
Qorvo, Inc. (b)	386,061	30,919,625
Qualcomm, Inc.	2,389,800	164,203,158
Semtech Corp. (b)	337,476	20,164,191
Silicon Laboratories, Inc. (b)	116,100	11,377,800
Skyworks Solutions, Inc.	167,600	15,301,880
Win Semiconductors Corp.	830,000	4,506,457
		1,158,716,443

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,310,080,226

Software - 42.1%
Application Software - 18.6%
Adobe Systems, Inc. (b)	773,039	203,703,507
Atlassian Corp. PLC (b)	4,825	434,298
Autodesk, Inc. (b)	1,039,400	160,431,390
Citrix Systems, Inc. (b)	793,048	90,423,333
Ellie Mae, Inc. (b)	122,900	12,949,973
HubSpot, Inc. (b)	86,900	12,487,530
Intuit, Inc.	355,000	77,911,850
Kingsoft Corp. Ltd.	12,878,000	23,397,392
Parametric Technology Corp. (b)	1,991,232	199,003,726
RealPage, Inc. (b)	13,500	842,400
Salesforce.com, Inc. (b)	1,268,492	193,673,359
Snap, Inc. Class A (a)(b)	990,800	10,799,720
Splunk, Inc. (b)	158,900	20,363,035
SS&C Technologies Holdings, Inc.	10,800	640,872
Ultimate Software Group, Inc. (b)	495,101	153,317,927
Workday, Inc. Class A (b)	174,000	26,889,960
Zendesk, Inc. (b)	303,175	20,885,726
		1,208,155,998
Home Entertainment Software - 8.5%
Activision Blizzard, Inc.	3,396,700	244,902,070
Electronic Arts, Inc. (b)	1,550,600	175,853,546
Nintendo Co. Ltd.	164,200	59,103,823
Nintendo Co. Ltd. ADR	553,800	24,893,310
Take-Two Interactive Software, Inc. (b)	339,500	45,343,620
		550,096,369
Systems Software - 15.0%
Microsoft Corp.	7,805,640	876,807,538
Oracle Corp.	340,400	16,536,632
Red Hat, Inc. (b)	460,900	68,088,757
ServiceNow, Inc. (b)	72,200	14,177,192
		975,610,119

TOTAL SOFTWARE		2,733,862,486

Technology Hardware, Storage & Peripherals - 5.0%
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,435,797	326,830,471
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Pinduoduo, Inc. ADR (a)	32,700	632,745
TOTAL COMMON STOCKS
(Cost $4,807,372,401)		6,236,305,912

Convertible Preferred Stocks - 1.4%
Food & Staples Retailing - 0.3%
Food Retail - 0.3%
Roofoods Ltd. Series F (c)(d)	41,041	16,438,562
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(c)(d)	2,802,162	13,338,291
Series B (b)(c)(d)	3,918,573	18,652,407
		31,990,698
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Lyft, Inc. Series I (c)(d)	343,794	16,279,987
Uber Technologies, Inc. Series D, 8.00% (b)(c)(d)	515,696	25,150,494
		41,430,481
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $62,776,544)		89,859,741

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.97% (f)	148,971,285	149,001,079
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	214,112,495	214,133,906
TOTAL MONEY MARKET FUNDS
(Cost $363,134,985)		363,134,985
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $5,233,283,930)		6,689,300,638
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(196,394,840)
NET ASSETS - 100%		$6,492,905,798

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,970,794 or 1.8% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,557,977 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
China Internet Plus Holdings Ltd. Class B	11/16/16	$2,140,730
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,857,214
China Internet Plus Holdings Ltd. Series B	12/11/15	$15,128,435
Lyft, Inc. Series I	6/27/18	$16,279,987
Roofoods Ltd. Series F	9/12/17	$14,510,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$615,935
Fidelity Securities Lending Cash Central Fund	4,959,450
Total	$5,575,385

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,236,305,912	$6,130,101,935	$76,463,767	$29,740,210
Convertible Preferred Stocks	89,859,741	--	--	89,859,741
Money Market Funds	363,134,985	363,134,985	--	--
Total Investments in Securities:	$6,689,300,638	$6,493,236,920	$76,463,767	$119,599,951

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$730,538,236

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$70,174,412
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	3,405,342
Cost of Purchases	16,279,987
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$89,859,741
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$3,405,342
Other Investments in Securities
Beginning Balance	$6,373,324
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1,128,556)
Cost of Purchases	24,495,442
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$29,740,210
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$(1,128,556)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.0%
Cayman Islands	4.5%
Japan	3.9%
Taiwan	2.6%
Bermuda	2.2%
Netherlands	2.0%
Korea (South)	1.3%
Austria	1.1%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $206,912,182) — See accompanying schedule: Unaffiliated issuers (cost $4,870,148,945)	$6,326,165,653
Fidelity Central Funds (cost $363,134,985)	363,134,985
Total Investment in Securities (cost $5,233,283,930)		$6,689,300,638
Foreign currency held at value (cost $7,195,589)		7,200,625
Receivable for investments sold		19,805,888
Receivable for fund shares sold		8,362,735
Dividends receivable		3,445,361
Distributions receivable from Fidelity Central Funds		569,770
Prepaid expenses		73,666
Other receivables		640,420
Total assets		6,729,399,103
Liabilities
Payable to custodian bank	$445,281
Payable for fund shares redeemed	17,704,928
Accrued management fee	2,868,803
Other affiliated payables	888,534
Other payables and accrued expenses	463,213
Collateral on securities loaned	214,122,546
Total liabilities		236,493,305
Net Assets		$6,492,905,798
Net Assets consist of:
Paid in capital		$3,932,786,067
Undistributed net investment income		7,769,722
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,096,321,212
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,456,028,797
Net Assets, for 342,008,510 shares outstanding		$6,492,905,798
Net Asset Value, offering price and redemption price per share ($6,492,905,798 ÷ 342,008,510 shares)		$18.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$25,378,151
Income from Fidelity Central Funds (including $4,959,450 from security lending)		5,575,385
Total income		30,953,536
Expenses
Management fee	$17,707,956
Transfer agent fees	4,918,083
Accounting and security lending fees	614,184
Custodian fees and expenses	160,858
Independent trustees' fees and expenses	16,490
Registration fees	127,826
Audit	26,515
Legal	31,707
Interest	37,481
Miscellaneous	29,219
Total expenses before reductions	23,670,319
Expense reductions	(733,849)
Total expenses after reductions		22,936,470
Net investment income (loss)		8,017,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	644,553,035
Redemptions in-kind with affiliated entities	473,405,337
Fidelity Central Funds	17,176
Foreign currency transactions	(241,591)
Total net realized gain (loss)		1,117,733,957
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(633,301,307)
Assets and liabilities in foreign currencies	9,003
Total change in net unrealized appreciation (depreciation)		(633,292,304)
Net gain (loss)		484,441,653
Net increase (decrease) in net assets resulting from operations		$492,458,719

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,017,066	$574,919
Net realized gain (loss)	1,117,733,957	1,012,836,343
Change in net unrealized appreciation (depreciation)	(633,292,304)	1,037,513,581
Net increase (decrease) in net assets resulting from operations	492,458,719	2,050,924,843
Distributions to shareholders from net investment income	–	(272,638)
Distributions to shareholders from net realized gain	(689,644,842)	(484,814,934)
Total distributions	(689,644,842)	(485,087,572)
Share transactions
Proceeds from sales of shares	948,851,413	3,144,473,009
Reinvestment of distributions	663,173,144	464,201,228
Cost of shares redeemed	(2,164,232,795)	(2,051,700,173)
Net increase (decrease) in net assets resulting from share transactions	(552,208,238)	1,556,974,064
Total increase (decrease) in net assets	(749,394,361)	3,122,811,335
Net Assets
Beginning of period	7,242,300,159	4,119,488,824
End of period	$6,492,905,798	$7,242,300,159
Other Information
Undistributed net investment income end of period	$7,769,722	$–
Distributions in excess of net investment income end of period	$–	$(247,344)
Shares(a)
Sold	51,158,588	181,368,690
Issued in reinvestment of distributions	38,624,064	27,683,120
Redeemed	(121,935,172)	(115,214,270)
Net increase (decrease)	(32,152,520)	93,837,540

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Technology Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share DataB
Net asset value, beginning of period	$19.36	$14.70	$10.78	$12.09	$13.07	$10.41
Income from Investment Operations
Net investment income (loss)C	.02	–	.01	.01	.02	.01
Net realized and unrealized gain (loss)	1.43	6.15	4.11	(.82)	1.03	3.63
Total from investment operations	1.45	6.15	4.12	(.81)	1.05	3.64
Distributions from net investment income	–	–	(.01)	(.01)	(.02)	(.01)D
Distributions from net realized gain	(1.83)	(1.49)	(.19)	(.49)	(2.01)	(.97)D
Total distributions	(1.83)	(1.49)	(.20)	(.50)	(2.03)	(.98)
Redemption fees added to paid in capitalC	–	–	–E	–E	–E	–E
Net asset value, end of period	$18.98	$19.36	$14.70	$10.78	$12.09	$13.07
Total ReturnF,G	8.49%	43.71%	38.52%	(7.16)%	9.97%	36.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.75%	.77%	.78%	.78%	.80%
Expenses net of fee waivers, if any	.72%J	.75%	.77%	.77%	.78%	.80%
Expenses net of all reductions	.70%J	.74%	.76%	.76%	.78%	.77%
Net investment income (loss)	.24%J	.01%	.11%	.11%	.13%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$6,492,906	$7,242,300	$4,119,489	$2,777,346	$2,824,848	$2,411,391
Portfolio turnover rateK	104%J,L	71%	82%	130%	144%	181%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, IT Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective May 11, 2018, May 11, 2018 and August 10, 2018, Semiconductors Portfolio, Software and IT Services Portfolio and Technology Portfolio underwent a 10 for 1 share split, respectively. The effect of the share split transaction was to multiply the number of outstanding shares of Semiconductors Portfolio, Software and IT Services Portfolio and Technology Portfolio by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of Semiconductors Portfolio, Software and IT Services Portfolio and Technology Portfolio. The per share data presented in the Financial Highlights and Shares activity presented in the Statement of Changes in Net Assets for Semiconductors Portfolio, Software and IT Services Portfolio and Technology Portfolio have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$119,599,951	Market comparable	Enterprise value/Sales multiple (EV/S)	2.2	Increase
			Enterprise value/Gross Profit multiple (EV/GP)	4.1	Increase
			Discount rate	57.0% - 73.0% / 62.1%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 11.6%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Computers Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio and Technology Portfolio, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Communications Equipment Portfolio	$171,418,667	$70,385,804	$(3,237,212)	$67,148,592
Computers Portfolio	316,754,581	250,976,202	(5,151,030)	245,825,172
IT Services Portfolio	1,590,573,813	1,329,249,696	(12,809,062)	1,316,440,634
Semiconductors Portfolio	2,963,672,925	822,254,593	(91,528,135)	730,726,458
Software and IT Services Portfolio	3,849,378,507	3,106,129,023	(68,099,148)	3,038,029,875
Technology Portfolio	5,238,607,712	1,613,328,937	(162,636,011)	1,450,692,926

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to February 28, 2018, and ordinary losses recognized during the period January 1, 2018 to February 28, 2018. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Communications Equipment Portfolio	$–	$(422,185)
Computers Portfolio	(879,210)	–
Semiconductors Portfolio	–	(11,103,403)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	49,010,591	45,755,097
Computers Portfolio	86,871,105	122,507,021
IT Services Portfolio	471,862,299	248,667,522
Semiconductors Portfolio	2,721,831,340	2,875,960,880
Software and IT Services Portfolio	1,170,156,585	798,437,988
Technology Portfolio	3,357,460,210	3,476,737,085

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.24%	.54%
Computers Portfolio	.30%	.24%	.54%
IT Services Portfolio	.30%	.24%	.54%
Semiconductors Portfolio	.30%	.24%	.54%
Software and IT Services Portfolio	.30%	.24%	.54%
Technology Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.20%
Computers Portfolio	.17%
IT Services Portfolio	.16%
Semiconductors Portfolio	.15%
Software and IT Services Portfolio	.15%
Technology Portfolio	.15%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Communications Equipment Portfolio	.04
Computers Portfolio	.04
IT Services Portfolio	.03
Semiconductors Portfolio	.03
Software and IT Services Portfolio	.02
Technology Portfolio	.02

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$2,329
Computers Portfolio	1,519
IT Services Portfolio	12,028
Semiconductors Portfolio	81,071
Software and IT Services Portfolio	28,041
Technology Portfolio	77,450

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Semiconductors Portfolio	Borrower	$12,143,000	1.99%	$4,037
Technology Portfolio	Borrower	$41,786,750	2.02%	$37,481

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 68,677,500* shares of Technology Portfolio held by an affiliated entity were redeemed in-kind for investments and cash with a value of $1,186,541,219. The net realized gain of $473,405,337 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Technology Portfolio recognized no gain or loss for federal income tax purposes.

*Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 to 1 share split that occurred on that date.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$296
Computers Portfolio	741
IT Services Portfolio	3,187
Semiconductors Portfolio	5,027
Software and IT Services Portfolio	7,642
Technology Portfolio	9,301

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Communications Equipment Portfolio	$15,518	$–
IT Services Portfolio	31,462	223
Semiconductors Portfolio	573,366	1,691
Software and IT Services Portfolio	129,516	669
Technology Portfolio	702,593	2,634

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Communications Equipment Portfolio	$847
Computers Portfolio	2,412
IT Services Portfolio	9,336
Semiconductors Portfolio	15,767
Software and IT Services Portfolio	22,431
Technology Portfolio	28,622

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-A March 1, 2018 to August 31, 2018
Communications Equipment Portfolio	.83%
Actual		$1,000.00	$1,105.00	$4.40
Hypothetical-B		$1,000.00	$1,021.02	$4.23
Computers Portfolio	.77%
Actual		$1,000.00	$1,117.60	$4.11
Hypothetical-B		$1,000.00	$1,021.32	$3.92
IT Services Portfolio	.74%
Actual		$1,000.00	$1,159.00	$4.03
Hypothetical-B		$1,000.00	$1,021.48	$3.77
Semiconductors Portfolio	.73%
Actual		$1,000.00	$1,044.30	$3.76
Hypothetical-B		$1,000.00	$1,021.53	$3.72
Software and IT Services Portfolio	.71%
Actual		$1,000.00	$1,129.10	$3.81
Hypothetical-B		$1,000.00	$1,021.63	$3.62
Technology Portfolio	.72%
Actual		$1,000.00	$1,084.90	$3.78
Hypothetical-B		$1,000.00	$1,021.58	$3.67

 A Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 B 5% return per year before expenses

SELTEC-SANN-1018
1.813673.113

Fidelity® Select Portfolios® Consumer Staples Sector Consumer Staples Portfolio Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
The Coca-Cola Co.	9.8
Procter & Gamble Co.	9.4
Philip Morris International, Inc.	6.7
PepsiCo, Inc.	5.7
Coty, Inc. Class A	5.7
Spectrum Brands Holdings, Inc.	4.6
Altria Group, Inc.	3.9
Monster Beverage Corp.	3.8
Costco Wholesale Corp.	3.7
Mondelez International, Inc.	3.6
56.9

Top Industries (% of fund's net assets)

As of August 31, 2018
Beverages	26.5%
Food Products	20.3%
Household Products	16.6%
Tobacco	12.5%
Personal Products	10.6%
All Others*	13.5%

* Includes short-term investments and net other assets (liabilities).

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Beverages - 26.5%
Brewers - 0.9%
Beijing Yanjing Brewery Co. Ltd. Class A	10,571,440	$9,362,104
China Resources Beer Holdings Co. Ltd.	140,000	595,764
Molson Coors Brewing Co. Class B	55,100	3,677,374
		13,635,242
Distillers & Vintners - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	134,600	28,023,720
Kweichow Moutai Co. Ltd. (A Shares)	13,453	1,298,117
Pernod Ricard SA	48,400	7,640,521
		36,962,358
Soft Drinks - 23.3%
Coca-Cola Bottling Co. Consolidated	80,244	13,606,173
Coca-Cola European Partners PLC	593,253	25,296,308
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	71,000	4,289,820
Coca-Cola West Co. Ltd.	137,300	3,892,494
Fever-Tree Drinks PLC	15,976	771,111
Keurig Dr. Pepper, Inc.	637,000	14,523,600
Monster Beverage Corp. (b)	990,802	60,329,934
PepsiCo, Inc.	805,700	90,246,457
The Coca-Cola Co.	3,501,618	156,067,112
		369,023,009

TOTAL BEVERAGES		419,620,609

Food & Staples Retailing - 10.2%
Drug Retail - 2.1%
Rite Aid Corp. (a)(b)	1,367,770	1,873,845
Walgreens Boots Alliance, Inc.	458,924	31,463,829
		33,337,674
Food Distributors - 1.7%
Sysco Corp.	340,500	25,476,210
United Natural Foods, Inc. (b)	15,500	550,405
		26,026,615
Food Retail - 1.2%
Kroger Co.	356,970	11,244,555
Sprouts Farmers Market LLC (b)	309,100	8,181,877
		19,426,432
Hypermarkets & Super Centers - 5.2%
BJ's Wholesale Club Holdings, Inc.	21,600	637,200
Costco Wholesale Corp.	249,500	58,165,935
Walmart, Inc.	251,200	24,080,032
		82,883,167

TOTAL FOOD & STAPLES RETAILING		161,673,888

Food Products - 20.3%
Agricultural Products - 1.6%
Bunge Ltd.	188,135	12,225,012
Darling International, Inc. (b)	458,000	9,059,240
Ingredion, Inc.	44,300	4,477,401
		25,761,653
Packaged Foods & Meats - 18.7%
ConAgra Foods, Inc.	571,600	21,006,300
Danone SA	339,991	26,774,258
JBS SA	4,970,800	11,471,734
Kellogg Co.	329,900	23,683,521
Mondelez International, Inc.	1,341,358	57,302,814
Nomad Foods Ltd. (b)	222,500	4,639,125
Post Holdings, Inc. (b)	72,900	7,090,254
The Hain Celestial Group, Inc. (b)	314,199	8,973,523
The Hershey Co.	131,900	13,258,588
The J.M. Smucker Co.	245,200	25,348,776
The Kraft Heinz Co.	715,000	41,663,050
The Simply Good Foods Co. (b)	1,445,399	26,017,182
TreeHouse Foods, Inc. (b)	567,359	29,559,404
		296,788,529

TOTAL FOOD PRODUCTS		322,550,182

Health Care Providers & Services - 1.0%
Health Care Services - 1.0%
CVS Health Corp.	218,803	16,462,738
Hotels, Restaurants & Leisure - 1.1%
Restaurants - 1.1%
Compass Group PLC	49,911	1,073,168
U.S. Foods Holding Corp. (b)	512,016	16,686,601
		17,759,769
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	79,000	1,715,880
Household Products - 16.6%
Household Products - 16.6%
Colgate-Palmolive Co.	379,780	25,221,190
Essity AB Class B	347,800	9,013,368
Procter & Gamble Co.	1,791,150	148,575,893
Reckitt Benckiser Group PLC	81,700	6,959,386
Spectrum Brands Holdings, Inc.	849,599	73,787,673
		263,557,510
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc. (b)(c)(d)	212,235	2,440,703
Multiline Retail - 0.7%
General Merchandise Stores - 0.7%
Dollar Tree, Inc. (b)	139,700	11,247,247
Personal Products - 10.6%
Personal Products - 10.6%
Avon Products, Inc. (b)	8,584,907	17,169,814
Coty, Inc. Class A	7,268,197	89,834,915
Estee Lauder Companies, Inc. Class A	100,339	14,059,501
Herbalife Nutrition Ltd. (b)	58,320	3,300,329
Ontex Group NV	189,100	5,425,986
Unilever NV (Certificaten Van Aandelen) (Bearer) (b)	665,630	38,274,645
		168,065,190
Tobacco - 12.5%
Tobacco - 12.5%
Altria Group, Inc.	1,044,645	61,132,625
British American Tobacco PLC sponsored ADR	612,526	29,634,008
Philip Morris International, Inc.	1,368,591	106,599,553
		197,366,186
TOTAL COMMON STOCKS
(Cost $1,456,097,634)		1,582,459,902

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.97% (e)	7,826,643	7,828,209
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	1,015,871	1,015,972
TOTAL MONEY MARKET FUNDS
(Cost $8,844,181)		8,844,181
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,464,941,815)		1,591,304,083
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,088,026)
NET ASSETS - 100%		$1,586,216,057

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,440,703 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,956
Fidelity Securities Lending Cash Central Fund	152,236
Total	$170,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,582,459,902	$1,508,010,910	$72,008,289	$2,440,703
Money Market Funds	8,844,181	8,844,181	--	--
Total Investments in Securities:	$1,591,304,083	$1,516,855,091	$72,008,289	$2,440,703

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$65,011,602

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.2%
United Kingdom	4.1%
Netherlands	2.4%
France	2.2%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $960,832) — See accompanying schedule: Unaffiliated issuers (cost $1,456,097,634)	$1,582,459,902
Fidelity Central Funds (cost $8,844,181)	8,844,181
Total Investment in Securities (cost $1,464,941,815)		$1,591,304,083
Receivable for fund shares sold		1,696,260
Dividends receivable		4,660,764
Distributions receivable from Fidelity Central Funds		11,970
Prepaid expenses		21,531
Other receivables		250,070
Total assets		1,597,944,678
Liabilities
Payable for investments purchased	$6,385,354
Payable for fund shares redeemed	2,800,924
Accrued management fee	727,931
Distribution and service plan fees payable	232,777
Other affiliated payables	300,355
Other payables and accrued expenses	246,280
Collateral on securities loaned	1,035,000
Total liabilities		11,728,621
Net Assets		$1,586,216,057
Net Assets consist of:
Paid in capital		$1,330,664,538
Undistributed net investment income		31,431,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		97,738,748
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		126,380,899
Net Assets		$1,586,216,057
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($253,996,526 ÷ 3,152,188 shares)		$80.58
Maximum offering price per share (100/94.25 of $80.58)		$85.50
Class M:
Net Asset Value and redemption price per share ($66,344,241 ÷ 831,928 shares)		$79.75
Maximum offering price per share (100/96.50 of $79.75)		$82.64
Class C:
Net Asset Value and offering price per share ($176,139,861 ÷ 2,252,081 shares)(a)		$78.21
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($890,171,345 ÷ 10,933,217 shares)		$81.42
Class I:
Net Asset Value, offering price and redemption price per share ($199,564,084 ÷ 2,456,210 shares)		$81.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$25,572,364
Special dividends		14,074,448
Income from Fidelity Central Funds		170,192
Total income		39,817,004
Expenses
Management fee	$4,750,595
Transfer agent fees	1,654,750
Distribution and service plan fees	1,493,145
Accounting and security lending fees	274,070
Custodian fees and expenses	28,880
Independent trustees' fees and expenses	4,647
Registration fees	58,055
Audit	30,033
Legal	12,380
Interest	9,852
Miscellaneous	35,577
Total expenses before reductions	8,351,984
Expense reductions	(208,078)
Total expenses after reductions		8,143,906
Net investment income (loss)		31,673,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $427)	29,717,187
Redemptions in-kind with affiliated entities	70,956,466
Fidelity Central Funds	(658)
Foreign currency transactions	(16,821)
Total net realized gain (loss)		100,656,174
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(165,182,010)
Assets and liabilities in foreign currencies	(35,376)
Total change in net unrealized appreciation (depreciation)		(165,217,386)
Net gain (loss)		(64,561,212)
Net increase (decrease) in net assets resulting from operations		$(32,888,114)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,673,098	$45,723,582
Net realized gain (loss)	100,656,174	299,980,969
Change in net unrealized appreciation (depreciation)	(165,217,386)	(369,315,122)
Net increase (decrease) in net assets resulting from operations	(32,888,114)	(23,610,571)
Distributions to shareholders from net investment income	(5,502,409)	(43,177,465)
Distributions to shareholders from net realized gain	(124,430,625)	(165,062,987)
Total distributions	(129,933,034)	(208,240,452)
Share transactions - net increase (decrease)	(443,075,042)	(437,546,127)
Total increase (decrease) in net assets	(605,896,190)	(669,397,150)
Net Assets
Beginning of period	2,192,112,247	2,861,509,397
End of period	$1,586,216,057	$2,192,112,247
Other Information
Undistributed net investment income end of period	$31,431,872	$5,261,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.07	$96.18	$89.78	$101.33	$87.93	$85.67
Income from Investment Operations
Net investment income (loss)B	1.41C	1.54	1.28	1.34	1.37	1.43
Net realized and unrealized gain (loss)	(2.56)	(2.80)	9.12	(4.86)	17.28	7.51
Total from investment operations	(1.15)	(1.26)	10.40	(3.52)	18.65	8.94
Distributions from net investment income	(.21)	(1.55)	(1.37)	(1.31)	(1.28)	(1.44)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.34)	(7.85)	(4.00)D	(8.03)	(5.25)E	(6.68)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$80.58	$87.07	$96.18	$89.78	$101.33	$87.93
Total ReturnG,H,I	(1.34)%	(1.68)%	11.91%	(3.51)%	21.95%	10.53%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.06%L	1.05%	1.04%	1.04%	1.05%	1.06%
Expenses net of fee waivers, if any	1.06%L	1.05%	1.04%	1.04%	1.05%	1.06%
Expenses net of all reductions	1.03%L	1.04%	1.03%	1.04%	1.05%	1.06%
Net investment income (loss)	2.70%C,L	1.60%	1.37%	1.45%	1.45%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$253,997	$317,366	$522,014	$470,249	$414,151	$329,459
Portfolio turnover rateM	46%L,N	76%	56%N	63%	42%N	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.64 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.90%.

 D Total distributions of $4.00 per share is comprised of distributions from net investment income of $1.365 and distributions from net realized gain of $2.636 per share.

 E Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$86.30	$95.42	$89.10	$100.61	$87.37	$85.18
Income from Investment Operations
Net investment income (loss)B	1.28C	1.27	1.01	1.08	1.10	1.18
Net realized and unrealized gain (loss)	(2.53)	(2.78)	9.07	(4.83)	17.15	7.46
Total from investment operations	(1.25)	(1.51)	10.08	(3.75)	18.25	8.64
Distributions from net investment income	(.17)	(1.31)	(1.12)	(1.04)	(1.04)	(1.21)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.30)	(7.61)	(3.76)	(7.76)	(5.01)D	(6.45)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$79.75	$86.30	$95.42	$89.10	$100.61	$87.37
Total ReturnF,G,H	(1.48)%	(1.94)%	11.61%	(3.78)%	21.60%	10.23%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.33%K	1.32%	1.32%	1.32%	1.32%	1.33%
Expenses net of fee waivers, if any	1.33%K	1.32%	1.32%	1.32%	1.32%	1.33%
Expenses net of all reductions	1.31%K	1.31%	1.31%	1.31%	1.32%	1.33%
Net investment income (loss)	2.43%C,K	1.33%	1.09%	1.17%	1.18%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$66,344	$76,572	$89,925	$76,586	$81,489	$61,421
Portfolio turnover rateL	46%K,M	76%	56%M	63%	42%M	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.64 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.62%.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$84.85	$93.89	$87.77	$99.27	$86.32	$84.28
Income from Investment Operations
Net investment income (loss)B	1.08C	.81	.56	.63	.65	.75
Net realized and unrealized gain (loss)	(2.50)	(2.73)	8.92	(4.75)	16.93	7.36
Total from investment operations	(1.42)	(1.92)	9.48	(4.12)	17.58	8.11
Distributions from net investment income	(.09)	(.82)	(.73)	(.65)	(.65)	(.84)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.22)	(7.12)	(3.36)D	(7.38)E	(4.63)	(6.07)F
Redemption fees added to paid in capitalB	–	–	–G	–G	–G	–G
Net asset value, end of period	$78.21	$84.85	$93.89	$87.77	$99.27	$86.32
Total ReturnH,I,J	(1.71)%	(2.41)%	11.07%	(4.23)%	21.03%	9.70%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.80%M	1.79%	1.80%	1.80%	1.80%	1.82%
Expenses net of fee waivers, if any	1.80%M	1.79%	1.79%	1.80%	1.80%	1.82%
Expenses net of all reductions	1.78%M	1.78%	1.79%	1.79%	1.80%	1.81%
Net investment income (loss)	1.95%C,M	.86%	.61%	.69%	.70%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$176,140	$228,874	$308,350	$250,576	$228,151	$164,669
Portfolio turnover rateN	46%M,O	76%	56%O	63%	42%O	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.63 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.15%.

 D Total distributions of $3.36 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $2.636 per share.

 E Total distributions of $7.38 per share is comprised of distributions from net investment income of $.651 and distributions from net realized gain of $6.724 per share.

 F Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.85	$97.01	$90.48	$102.03	$88.51	$86.17
Income from Investment Operations
Net investment income (loss)B	1.55C	1.82	1.56	1.61	1.64	1.69
Net realized and unrealized gain (loss)	(2.60)	(2.82)	9.20	(4.89)	17.40	7.55
Total from investment operations	(1.05)	(1.00)	10.76	(3.28)	19.04	9.24
Distributions from net investment income	(.26)	(1.86)	(1.60)	(1.55)	(1.54)	(1.66)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.38)D	(8.16)	(4.23)E	(8.27)	(5.52)	(6.90)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$81.42	$87.85	$97.01	$90.48	$102.03	$88.51
Total ReturnG,H	(1.20)%	(1.40)%	12.24%	(3.25)%	22.27%	10.82%
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.76%	.76%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.77%K	.76%	.76%	.77%	.77%	.79%
Expenses net of all reductions	.74%K	.76%	.76%	.76%	.77%	.79%
Net investment income (loss)	2.99%C,K	1.89%	1.64%	1.72%	1.73%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$890,171	$1,328,696	$1,665,604	$2,039,983	$2,173,970	$1,328,594
Portfolio turnover rateL	46%K,M	76%	56%M	63%	42%M	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.65 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 2.19%.

 D Total distributions of $5.38 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $5.129 per share.

 E Total distributions of $4.23 per share is comprised of distributions from net investment income of $1.596 and distributions from net realized gain of $2.636 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.68	$96.82	$90.34	$101.91	$88.33	$85.92
Income from Investment Operations
Net investment income (loss)B	1.53C	1.81	1.54	1.60	1.59	1.66
Net realized and unrealized gain (loss)	(2.58)	(2.82)	9.19	(4.89)	17.40	7.53
Total from investment operations	(1.05)	(1.01)	10.73	(3.29)	18.99	9.19
Distributions from net investment income	(.25)	(1.83)	(1.61)	(1.55)	(1.44)	(1.54)
Distributions from net realized gain	(5.13)	(6.30)	(2.64)	(6.72)	(3.98)	(5.24)
Total distributions	(5.38)	(8.13)	(4.25)	(8.28)D	(5.41)E	(6.78)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$81.25	$87.68	$96.82	$90.34	$101.91	$88.33
Total ReturnG,H	(1.21)%	(1.41)%	12.22%	(3.26)%	22.26%	10.80%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.78%	.78%	.78%	.80%	.82%
Expenses net of fee waivers, if any	.78%K	.78%	.78%	.77%	.80%	.82%
Expenses net of all reductions	.75%K	.77%	.77%	.77%	.80%	.82%
Net investment income (loss)	2.98%C,K	1.88%	1.63%	1.71%	1.70%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$199,564	$240,605	$275,616	$216,836	$198,538	$154,271
Portfolio turnover rateL	46%K,M	76%	56%M	63%	42%M	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.65 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 2.18%.

 D Total distributions of $8.28 per share is comprised of distributions from net investment income of $1.553 and distributions from net realized gain of $6.724 per share.

 E Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $202,926 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$253,676,583
Gross unrealized depreciation	(143,035,809)
Net unrealized appreciation (depreciation)	$110,640,774
Tax cost	$1,480,663,309

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $411,423,638 and $637,699,848, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$342,253	$–
Class M	.25%	.25%	172,624	–
Class C	.75%	.25%	978,268	–
			$1,493,145	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$51,470
Class M	5,544
Class C(a)	9,558
$66,572

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$293,893.21
Class M	81,784.24
Class C	202,615.21
Consumer Staples	880,207.18
Class I	196,251.18
	$1,654,750

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,144 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,460,346	2.03%	$9,480

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 3,404,232 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $278,330,010. The net realized gain of $70,956,466 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,849 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $152,236.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,854,000. The weighted average interest rate was 2.41%. The interest expense amounted to $372 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $197,013 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,065.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Class A	$721,963	$5,661,958
Class M	142,243	1,157,943
Class C	226,481	2,342,161
Consumer Staples	3,754,714	28,193,421
Class I	657,008	5,821,982
Total	$5,502,409	$43,177,465
From net realized gain
Class A	$17,887,146	$23,291,142
Class M	4,388,806	5,598,245
Class C	13,208,104	18,434,923
Consumer Staples	75,521,271	96,942,698
Class I	13,425,298	20,795,979
Total	$124,430,625	$165,062,987

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	244,595	878,413	$19,582,905	$84,134,789
Reinvestment of distributions	225,478	304,910	18,225,432	28,169,668
Shares redeemed	(962,841)	(2,965,599)	(76,714,660)	(284,396,390)
Net increase (decrease)	(492,768)	(1,782,276)	$(38,906,323)	$(172,091,933)
Class M
Shares sold	41,857	105,204	$3,320,749	$10,021,877
Reinvestment of distributions	56,261	73,231	4,505,507	6,708,282
Shares redeemed	(153,471)	(233,572)	(12,265,431)	(22,022,226)
Net increase (decrease)	(55,353)	(55,137)	$(4,439,175)	$(5,292,067)
Class C
Shares sold	110,877	324,616	$8,544,252	$30,510,004
Reinvestment of distributions	162,819	218,231	12,810,467	19,684,994
Shares redeemed	(718,996)	(1,129,562)	(55,736,967)	(104,331,925)
Net increase (decrease)	(445,300)	(586,715)	$(34,382,248)	$(54,136,927)
Consumer Staples
Shares sold	604,025	1,946,234	$48,555,556	$188,435,249
Reinvestment of distributions	915,645	1,262,390	74,698,279	117,653,205
Shares redeemed	(5,711,197)(a)	(5,253,889)	(464,703,654)(a)	(504,239,846)
Net increase (decrease)	(4,191,527)	(2,045,265)	$(341,449,819)	$(198,151,392)
Class I
Shares sold	483,882	2,545,385	$38,338,970	$246,802,163
Reinvestment of distributions	158,651	261,308	12,915,778	24,362,082
Shares redeemed	(930,548)	(2,909,251)	(75,152,225)	(279,038,053)
Net increase (decrease)	(288,015)	(102,558)	$(23,897,477)	$(7,873,808)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	1.06%
Actual		$1,000.00	$986.60	$5.31
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.33%
Actual		$1,000.00	$985.20	$6.66
Hypothetical-C		$1,000.00	$1,018.50	$6.77
Class C	1.80%
Actual		$1,000.00	$982.90	$9.00
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Consumer Staples	.77%
Actual		$1,000.00	$988.00	$3.86
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class I	.78%
Actual		$1,000.00	$987.90	$3.91
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCS-SANN-1018
1.846045.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2018